UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
BlackRock AAA CLO ETF
Blackrock Flexible Income ETF
BlackRock Floating Rate Loan ETF
BlackRock High Yield Muni Income Bond ETF
BlackRock Intermediate Muni Income Bond ETF
BlackRock Short-Term California Muni Bond ETF
BlackRock Total Return ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2024
Date of reporting period:
7/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock AAA CLO ETF
CLOA | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock AAA CLO ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock AAA CLO ETF	$21	0.20%
How did the Fund perform last year?
  The U.S. Federal Reserve (“Fed”) held the federal funds rate steady throughout the 12-month period at a target range of 5.25% to 5.50%, citing the improving inflation outlook, supporting attractive all-in CLO yields.
  CLO demand outpaced CLO supply given a muted supply of new bank loans. As a result, prices were driven above par for the majority of secondary market CLOs, even for deals with a high probability of getting called and leaving investors to be paid back at par.
  Credit spread tightening in the first quarter of 2024 contributed to CLO market returns as well.
What contributed to performance?
The Fund actively purchased bonds from top-tier managers with established track records of managing credit through multiple economic cycles as such deals are generally higher quality and more liquid. This focus contributed to performance as there was meaningful dispersion in returns between cleaner, higher quality bonds from top-tier managers versus bonds from less established, lower-tier managers. Allocations to AAA CLO bonds from preferred managers led contributions to performance from a carry perspective. In addition, allocations to AA and single A CLO bonds held prior to the spread tightening seen in early 2024 contributed to performance based on a combination of higher income and price strength.
What detracted from performance?
There were no material detractors from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 10, 2023 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	8.29%	8.43%
Fund Market	8.06	8.54
Bloomberg U.S. Universal Index	5.72	4.09
JP Morgan CLOIE AAA Index	7.74	8.21
Key Fund statistics
Net Assets	$399,571,057
Number of Portfolio Holdings	177
Net Investment Advisory Fees	$261,676
Portfolio Turnover Rate	33%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was January 10, 2023. The first day of secondary market trading was January 12, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Maturity allocation
Maturity	Percent of Total Investments (a)
5-10 Years	28.8%
10-15 Years	71.2%
Ten largest holdings
Security	Percent of Total Investments(a)
RR 8 Ltd., 6.67%, 07/15/37	1.3%
Flatiron CLO 21 Ltd., Series 2021 1A, Class A1, 6.65%, 07/19/34	1.3%
Apidos CLO XXXIII, Series 2020 33A, Class AR, 6.70%, 10/24/34	1.3%
OHA Loan Funding Ltd., 6.69%, 01/19/37	1.3%
Golub Capital Partners CLO 58B Ltd., 6.73%, 01/25/35	1.3%
OHA Credit Funding 2 Ltd., 6.69%, 04/21/34	1.3%
Golub Capital Partners CLO 41B-R Ltd., 6.86%, 01/20/34	1.3%
Whitebox CLO III Ltd., 6.78%, 10/15/34	1.3%
Apidos CLO XXXVII, 6.67%, 10/22/34	1.2%
Whitebox CLO I Ltd., 6.66%, 07/24/36	1.2%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock AAA CLO ETF to iShares AAA CLO Active ETF. This change is expected to become effective on or about October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited or JPMorgan Chase & Co., nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock AAA CLO ETF
Annual Shareholder Report — July 31, 2024
CLOA-07/24-AR

BlackRock Flexible Income ETF
BINC | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Flexible Income ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Flexible Income ETF	$40	0.38%
How did the Fund perform last year?
  The U.S. Federal Reserve (“Fed”) held the federal funds rate steady throughout the 12-month period at a target range of 5.25% to 5.50%, citing the improving inflation outlook.
  Short-term interest rates generally finished the period lower as the market anticipated that the Fed would soon begin to lower its benchmark overnight lending rate, while longer-term rates ended the period moderately higher.
  Within the benchmark, credit-sensitive sectors outperformed as risk sentiment was bolstered by the anticipation of a soft landing for the economy.
What contributed to performance?
Over the period, economic growth generally surprised to the upside and spread sectors across fixed income continued to perform well despite elevated interest rate volatility. Given those dynamics, the most notable contributions to performance included the Fund’s allocation to securitized assets where holdings favored select top-of-the-capital structure segments within commercial mortgage-backed securities, higher-quality collateralized loan obligations. Allocations to non-U.S. corporate bonds and U.S. high yield corporate bonds also contributed as non-US credit remains appealing due to the diversified yield pickup.
What detracted from performance?
The Fund’s emerging markets debt position detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 19, 2023 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.17%	9.48%
Fund Market	9.00	9.75
Bloomberg U.S. Universal Index	5.72	5.15
Key Fund statistics
Net Assets	$3,623,012,344
Number of Portfolio Holdings	2,537
Net Investment Advisory Fees	$5,663,858
Portfolio Turnover Rate	200%
The inception date of the Fund was May 19, 2023. The first day of secondary market trading was May 23, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	45.0%
Asset-Backed Securities	16.9%
Collaterized Mortgage Obligations	13.9%
U.S. Government & Agency Obligations	10.4%
Foreign Government Obligations	5.7%
Investment Companies	4.3%
Floating Rate Loan Interests	3.2%
Convertible Bonds	0.5%
Municipal Debt Obligations	0.1%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa(d)	27.7%
AA/Aa	3.8%
A	6.2%
BBB/Baa	10.6%
BB/Ba	22.9%
B	12.8%
CCC/Caa	0.7%
D	—	% (b)
N/R(c)	15.3%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of July 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

(d)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Flexible Income ETF to iShares Flexible Income Active ETF. This change is expected to become effective on or about October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock Flexible Income ETF
Annual Shareholder Report — July 31, 2024
BINC-07/24-AR

BlackRock Floating Rate Loan ETF
BRLN | Cboe BZX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Floating Rate Loan ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Floating Rate Loan ETF	$56	0.53%
How did the Fund perform last year?
  Loans and high yield bonds gained ground in the annual period. Both categories benefited from the combination of declining spreads and their above-average income.
  Bank loans have demonstrated resilience in an environment of interest-rate volatility and speculation around central bank policy. Additionally, total measurable demand for loans reached record levels in the first half of 2024.
  The Fund produced a strong absolute return but underperformed its benchmark, the Morningstar LSTA Leveraged Loan Index.
What contributed to performance?
The Fund’s tactical allocation to high yield bonds, which was achieved in part through the use of liquid products, contributed positively. From a sector perspective, overweights in the brokerage/asset managers/exchanges, diversified manufacturing, and insurance sectors were the largest contributors.
What detracted from performance?
Ratings positioning detracted, with underweights and selection in B2/B3 issues having the largest adverse effect. At the sector level, underweights in healthcare, technology, and chemicals detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 4, 2022 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.82%	10.70%
Fund Market	8.99	10.79
Bloomberg U.S. Universal Index	5.72	5.08
Morningstar LSTA Leveraged Loan Index	10.45	11.27
Key Fund statistics
Net Assets	$49,811,298
Number of Portfolio Holdings	431
Net Investment Advisory Fees	$158,934
Portfolio Turnover Rate	33%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was October 4, 2022. The first day of secondary market trading was October 6, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	—	% (b)
BBB/Baa	4.4%
BB/Ba	25.3%
B	59.2%
CCC/Caa	4.2%
N/R	6.9%
Maturity allocation
Maturity	Percent of Total Investments (a)
0-1 Year	1.2%
1-5 Years	53.0%
5-10 Years	45.8%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Floating Rate Loan ETF to iShares Floating Rate Loan Active ETF. This change is expected to become effective on or about October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock Floating Rate Loan ETF
Annual Shareholder Report — July 31, 2024
BRLN-07/24-AR

BlackRock High Yield Muni Income Bond ETF
HYMU | Cboe BZX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock High Yield Muni Income Bond ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock High Yield Muni Income Bond ETF	$36	0.34%
How did the Fund perform last year?
  High-yield municipal bonds delivered strong returns in the annual period, with rising prices augmenting the benefit of income.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates later in 2024, benefiting the broader fixed-income market.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
An overweight in below investment-grade bonds contributed to the Fund’s outperformance, as did a long duration and long yield curve positioning. (Duration is a measure of interest rate sensitivity.) At the sector level, the largest contributions came from the corporate-backed sector, which includes metals, prepaid gas, and airline issues. The other industries that contributed to performance include development district issues, and tax-backed states primarily being Puerto Rico debt.
What detracted from performance?
At a time of strong returns for the broader asset class, there were no meaningful detractors from Fund performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 16, 2021 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	10.10%	1.22%
Fund Market	10.89	1.53
Bloomberg Municipal Bond Index	3.74	(0.15)
Bloomberg Municipal High Yield Bond Index	9.38	1.62
Bloomberg Custom Blend Benchmark	8.55	1.39
Key Fund statistics
Net Assets	$147,876,692
Number of Portfolio Holdings	271
Net Investment Advisory Fees	$270,038
Portfolio Turnover Rate	46%
The Fund has added the Bloomberg Municipal Bond Index in response to new regulatory requirements.
The inception date of the Fund was March 16, 2021. The first day of secondary market trading was March 18, 2021.
The Bloomberg Custom Blend Benchmark is comprised of the Bloomberg Municipal High Yield Index (80%), the Bloomberg BBB Index (10%) and the Bloomberg Single A Index (10%).
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	1.5%
AA/Aa	3.9%
A	6.3%
BBB/Baa	15.8%
BB/Ba	13.1%
B	2.1%
N/R(b)	57.3%
Five largest holdings
Security	Percent of Total Investments(a)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 5.00%, 07/01/58	3.5%
New York Transportation Development Corp RB AMT, 5.38%, 06/30/60	2.8%
Hoover Industrial Development Board RB AMT, 5.75%, 10/01/49	2.3%
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/46	2.0%
Commonwealth of Puerto Rico GO, 4.00%, 07/01/37	1.9%
(a)	Excludes money market funds.
(b)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of July 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock High Yield Muni Income ETF to iShares High Yield Muni Income Active ETF. This change is expected to become effective on or about October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock High Yield Muni Income Bond ETF
Annual Shareholder Report — July 31, 2024
HYMU-07/24-AR

BlackRock Intermediate Muni Income Bond ETF
INMU | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Intermediate Muni Income Bond ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Intermediate Muni Income Bond ETF	$32	0.31%
How did the Fund perform last year?
  The municipal bond market gained ground in the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates later in 2024, benefiting the broader fixed-income market.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund benefited from both sector allocations and security selection in high yield (below investment-grade) bonds. The Fund’s positioning on the investment-grade side, which tilted in favor of A and BBB rated securities, also made a positive contribution. Most of the outperformance was driven by an overweight in the corporate-backed sector in general and prepaid gas issues in particular. Underweights in the tax-backed and utilities sectors contributed, as well. An overweight on the steepest parts of the yield curve further contributed.
What detracted from performance?
The Fund’s positioning with respect to duration (interest rate sensitivity) detracted. While the Fund’s positioning shifted over the course of the period, it began with its duration shorter than the benchmark and subsequently moved to a longer duration by the end of July 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 16, 2021 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.23%	0.87%
Fund Market	5.19	1.04
Bloomberg Municipal Bond Index	3.74	(0.15)
Bloomberg Municipal 3-10 Year Index	2.70	(0.16)
Bloomberg Custom Blend Benchmark	3.54	0.32
Key Fund statistics
Net Assets	$21,325,335
Number of Portfolio Holdings	73
Net Investment Advisory Fees	$66,024
Portfolio Turnover Rate	58%
The Fund has added the Bloomberg Municipal Bond Index in response to new regulatory requirements.
The inception date of the Fund was March 16, 2021. The first day of secondary market trading was March 18, 2021.
The Bloomberg Custom Blend Benchmark is comprised of the Bloomberg 1-15 Year Municipal Bond Index (90%) and the Bloomberg Municipal High Yield 1-15 Year Index (10%).
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	1.9%
AA/Aa	23.6%
A	42.8%
BBB/Baa	19.2%
BB/Ba	1.1%
B	1.3%
N/R	10.1%
Five largest holdings
Security	Percent of Total Investments(a)
County of Jefferson Alabama Sewer Revenue RB, 5.25%, 10/01/44	5.3%
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	3.9%
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34	3.8%
California Community Choice Financing Authority RB, 5.54%, 12/01/53	3.7%
New Hope Cultural Education Facilities Finance Corp. RB, 4.00%, 08/15/34	3.7%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Intermediate Muni Income Bond ETF to iShares Intermediate Muni Income Active ETF. This change is expected to become effective on or about October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock Intermediate Muni Income Bond ETF
Annual Shareholder Report — July 31, 2024
INMU-07/24-AR

BlackRock Short-Term California Muni Bond ETF
CALY | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Short-Term California Muni Bond ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Short-Term California Muni Bond ETF	$21	0.21%
How did the Fund perform last year?
  The municipal bond market gained ground in the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund maintained a longer duration (interest rate sensitivity) than its benchmark while also focusing on variable rate demand notes (VRDNs) and tender option bond floaters (TOBs) as core holdings which offered both attractive yields and price stability. Given the inverted yield curve, this approach contributed to performance. (An inverted yield curve occurs when yields on longer-term debt are below those on shorter-term issues). The Fund was underweight in AAA and AA rated bonds and overweight in those rated A, which further contributed to the Fund’s performance. At the sector level, overweights in tax-backed local, corporate-backed, and transportation issues were additive.
What detracted from performance?
The Fund was hurt by being underweight in pre-refunded/escrow bonds, as well as underweight in the tax-backed states and utilities sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 11, 2023 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	3.43%	3.35%
Fund Market	3.61	3.51
Bloomberg Municipal Bond Index	3.74	4.23
Bloomberg California Municipal 0-2 Year Index	3.31	3.28
Key Fund statistics
Net Assets	$32,667,565
Number of Portfolio Holdings	78
Net Investment Advisory Fees	$43,061
Portfolio Turnover Rate	175%
The Fund has added the Bloomberg Municipal Bond Index in response to new regulatory requirements.
The inception date of the Fund was July 11, 2023. The first day of secondary market trading was July 13, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	6.2%
AA/Aa	65.7%
A	23.2%
BBB/Baa	3.0%
N/R	1.9%
Five largest holdings
Security	Percent of Total Investments(a)
City of Modesto California Water Revenue COP, 3.20%, 08/07/24	3.9%
City of Los Angeles California Revenue Notes, 5.00%, 06/26/25	2.4%
California Community Choice Financing Authority RB, 5.00%, 10/01/28	2.4%
California State Public Works Board RB, Series A, 5.00%, 09/01/27	2.4%
Long Beach Unified School District GO, 3.64%, 08/07/24	2.4%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Short-Term California Muni Bond ETF to iShares Short-Term California Muni Active ETF . The Fund's ticker will also be changed from CALY to CALI. These changes are expected to become effective on or about October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock Short-Term California Muni Bond ETF
Annual Shareholder Report — July 31, 2024
CALY-07/24-AR

BlackRock Total Return ETF
BRTR | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Total Return ETF (the “Fund”) for the period of December 12, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Total Return ETF	$24(a)	0.37%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  The U.S. Federal Reserve (“Fed”) held the federal funds rate steady throughout the 12-month period at a target range of 5.25% to 5.50%, citing the improving inflation outlook.
  Short-term interest rates generally finished the period lower as the market anticipated that the Fed would soon begin to lower its benchmark overnight lending rate, while longer-term rates ended the period moderately higher.
  Within the benchmark, credit-sensitive sectors outperformed as risk sentiment was bolstered by the anticipation of a soft landing for the economy.
What contributed to performance?
Over the period, economic growth generally surprised to the upside and spread sectors across fixed income continued to perform well despite elevated interest rate volatility. Given those dynamics, the most notable contributions to performance came from within the Fund’s allocation to securitized assets where holdings favored select top-of-the-capital structure segments within commercial mortgage-backed securities, higher-quality collateralized loan obligations with structural protections, and shorter-maturity senior issues within asset-backed securities, while limiting exposure to non-agency residential mortgage-backed securities. Positioning with respect to U.S. interest rates and credit selection within investment grade corporate bonds also contributed to performance.
What detracted from performance?
An overweight to emerging market debt detracted from performance as local rate holdings, mainly in select Latin American countries, sold-off in April as markets priced in the possibility of higher-for-longer U.S. interest rates.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 12, 2023 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$91,909,615
Number of Portfolio Holdings	1,000
Net Investment Advisory Fees	$193,222
Portfolio Turnover Rate	379%
The inception date of the Fund was December 12, 2023. The first day of secondary market trading was December 14, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa(b)	62.0%
AA/Aa	3.8%
A	8.0%
BBB/Baa	14.4%
BB/Ba	1.9%
B	0.7%
CCC/Caa	0.2%
C	1.8%
D	0.1%
N/R(c)	7.1%
Maturity allocation
Maturity	Percent of Total Investments (a)
0-1 Year	2.4%
1-5 Years	20.9%
5-10 Years	20.7%
10-15 Years	12.0%
15-20 Years	10.0%
More than 20 Years	34.0%
(a)	Excludes money market funds, short investments and options, if any.
(b)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of July 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since December 12, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Total Return ETF to iShares Total Return Active ETF. This change is expected to become effective on or about October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock Total Return ETF
Annual Shareholder Report — July 31, 2024
BRTR-07/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock AAA CLO ETF	$13,989	$12,423	$0	$0	$9,700	$7,760	$0	$0
BlackRock Flexible Income ETF	$16,564	$13,850	$0	$0	$9,700	$9,700	$0	$0
BlackRock Floating Rate Loan ETF	$16,564	$14,746	$0	$0	$9,700	$9,700	$0	$0
BlackRock High Yield Muni Income Bond ETF	$13,989	$13,736	$0	$0	$9,700	$9,700	$0	$0
BlackRock Intermediate Muni Income Bond ETF	$13,989	$13,736	$0	$0	$9,700	$9,700	$0	$0
BlackRock Short-Term California Muni Bond ETF	$13,989	$13,600	$0	$0	$9,700	$9,700	$0	$0
BlackRock Total Return ETF	$12,500	$0	$0	$0	$9,700	$4,850	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock AAA CLO ETF	$9,700	$7,760
BlackRock Flexible Income ETF	$9,700	$9,700
BlackRock Floating Rate Loan ETF	$9,700	$9,700
BlackRock High Yield Muni Income Bond ETF	$9,700	$9,700
BlackRock Intermediate Muni Income Bond ETF	$9,700	$9,700
BlackRock Short-Term California Muni Bond ETF	$9,700	$9,700
BlackRock Total Return ETF	$9,700	$4,850

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Lorenzo A. Flores

J. Phillip Holloman

Catherine A. Lynch

Arthur P. Steinmetz

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2024

2024 Annual Financial Statements

BlackRock ETF Trust II
• BlackRock AAA CLO ETF | CLOA | NASDAQ
• BlackRock Flexible Income ETF | BINC | NYSE Arca
• BlackRock Floating Rate Loan ETF | BRLN | Cboe BZX
• BlackRock High Yield Muni Income Bond ETF | HYMU | Cboe BZX
• BlackRock Intermediate Muni Income Bond ETF | INMU | NYSE Arca
• BlackRock Short-Term California Muni Bond ETF | CALY | NASDAQ
• BlackRock Total Return ETF | BRTR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments
July 31, 2024
BlackRock AAA CLO ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., 6.87%, 07/15/37, (3-mo. SOFR + 1.540%)(a)(b)	$2,000	$2,003,978
37 Capital CLO 1 Ltd., 6.76%, 10/15/34, (3-mo. SOFR + 1.462%)(a)(b)	2,000	2,004,526
37 Capital CLO II, 7.30%, 07/15/34, (3-mo. SOFR + 2.000%)(a)(b)	1,000	1,000,146
522 Funding CLO Ltd., 6.63%, 04/15/35, (3-mo. SOFR + 1.330%)(a)(b)	1,750	1,750,726
720 East CLO IV Ltd., 6.89%, 04/15/37, (3-mo. SOFR + 1.600%)(a)(b)	2,000	2,011,155
720 East CLO Ltd., 7.40%, 04/15/36, (3-mo. SOFR + 2.100%)(a)(b)	3,500	3,533,229
AB BSL CLO 3 Ltd., 6.73%, 10/20/34, (3-mo. SOFR + 1.452%)(a)(b)	4,000	3,999,400
AB BSL CLO 4 Ltd.
7.78%, 04/20/36, (3-mo. SOFR + 2.500%)(a)(b)	1,000	1,012,000
7.28%, 04/20/36, (3-mo. SOFR + 2.000%)(a)(b)	2,210	2,221,690
AGL CLO 12 Ltd., 6.70%, 07/20/34, (3-mo. SOFR + 1.422%)(a)(b)	4,000	4,004,739
AGL CLO 29 Ltd., 6.85%, 04/21/37, (3-mo. SOFR + 1.570%)(a)(b)	1,925	1,941,555
AGL CLO 3 Ltd., 6.86%, 01/15/33, (3-mo. SOFR + 1.562%)(a)(b)	1,000	1,001,459
AGL CLO 5 Ltd. Series 2020 5A, Class A1R, 6.70%, 07/20/34, (3-mo. SOFR + 1.422%)(a)(b)	2,000	2,001,511
AGL CLO 7 Ltd., 6.76%, 07/15/34, (3-mo. SOFR + 1.461%)(a)(b)	2,000	2,003,318
AGL Core CLO 15 Ltd., 6.69%, 01/20/35, (3-mo. SOFR + 1.412%)(a)(b)	1,000	1,000,586
AGL Core CLO 2 Ltd., 6.79%, 07/20/37, (3-mo. SOFR + 1.460%)(a)(b)	1,000	1,004,818
Aimco CLO 11 Ltd., 6.68%, 10/17/34, (3-mo. SOFR + 1.392%)(a)(b)	1,800	1,800,456
Aimco CLO 14 Ltd., 6.89%, 04/20/34, (3-mo. SOFR + 1.612%)(a)(b)	1,500	1,495,500
Aimco CLO 20 Ltd., 7.49%, 10/16/36, (3-mo. SOFR + 2.200%)(a)(b)	2,000	2,027,777
Apidos CLO XXXIII Series 2020 33A, Class AR, 6.70%, 10/24/34, (3-mo. SOFR +1.411%)(a)(b)	5,000	5,009,858
Apidos CLO XXXIV, 6.69%, 01/20/35, (3-mo. SOFR + 1.412%)(a)(b)	3,750	3,753,973
Apidos CLO XXXVII, 6.67%, 10/22/34, (3-mo. SOFR + 1.392%)(a)(b)	4,750	4,759,482
Ares Loan Funding IV Ltd., 7.05%, 10/15/36, (3-mo. SOFR + 1.750%)(a)(b)	1,290	1,300,365
Ares LV CLO Ltd., 6.69%, 07/15/34, (3-mo. SOFR + 1.392%)(a)(b)	2,000	2,002,400
Ares LVI CLO Ltd., 6.71%, 10/25/34, (3-mo. SOFR + 1.422%)(a)(b)	3,550	3,555,321
Bain Capital Credit CLO Ltd., 7.08%, 07/24/36, (3-mo. SOFR + 1.800%)(a)(b)	1,700	1,710,840
Ballyrock CLO 14 Ltd., 7.00%, 07/20/37, (3-mo. SOFR + 1.700%)(a)(b)	1,000	1,000,000
Ballyrock CLO 15 Ltd., 6.62%, 04/15/34, (3-mo. SOFR + 1.322%)(a)(b)	2,000	2,004,289
Ballyrock CLO 16 Ltd., 6.67%, 07/20/34, (3-mo. SOFR +1.391%)(a)(b)	3,312	3,319,827
Ballyrock CLO 19 Ltd., 6.61%, 04/20/35, (3-mo. SOFR + 1.330%)(a)(b)	1,500	1,503,952
Security	Par (000)	Value
Ballyrock CLO 2 Ltd., 6.72%, 02/20/36, (3-mo. SOFR + 1.400%)(a)(b)	$4,000	$4,010,000
Ballyrock CLO 23 Ltd.
7.26%, 04/25/36, (3-mo. SOFR + 1.980%)(a)(b)	2,000	2,007,965
8.48%, 04/25/36, (3-mo. SOFR + 3.200%)(a)(b)	1,000	1,014,572
Ballyrock CLO Ltd., 7.09%, 10/20/31, (3-mo. SOFR + 1.812%)(a)(b)	1,000	1,001,011
Battery Park CLO II Ltd., 7.49%, 10/20/35, (3-mo. SOFR + 2.210%)(a)(b)	2,000	2,005,498
Beechwood Park CLO Ltd., 6.59%, 01/17/35, (3-mo. SOFR + 1.300%)(a)(b)	3,000	3,002,455
Benefit Street Partners CLO Ltd., 6.73%, 07/20/34, (3-mo. SOFR + 1.452%)(a)(b)	1,500	1,502,092
Benefit Street Partners CLO XVII Ltd. Series 2019 17A, Class AR, 6.64%, 07/15/32, (3-mo. SOFR + 1.322%)(a)(b)	1,100	1,101,430
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 6.73%, 10/15/34, (3-mo. SOFR +1.431%)(a)(b)	4,000	4,006,746
Benefit Street Partners CLO XXII Ltd., 6.63%, 04/20/35, (3-mo. SOFR + 1.350%)(a)(b)	3,250	3,257,857
Benefit Street Partners CLO XXIV Ltd., 6.71%, 10/20/34, (3-mo. SOFR + 1.432%)(a)(b)	1,100	1,100,643
Benefit Street Partners CLO XXVII Ltd., 7.08%, 07/20/35, (3-mo. SOFR + 1.800%)(a)(b)	2,500	2,508,151
Birch Grove CLO 5 Ltd., 7.48%, 04/20/35, (3-mo. SOFR + 2.200%)(a)(b)	2,500	2,510,083
Birch Grove CLO 8 Ltd., 6.93%, 04/20/37, (3-mo. SOFR + 1.630%)(a)(b)	3,000	3,016,956
Bryant Park Funding Ltd.
6.93%, 04/15/37, (3-mo. SOFR + 1.620%)(a)(b)	1,250	1,256,939
7.33%, 10/18/36, (3-mo. SOFR + 2.050%)(a)(b)	3,000	3,015,624
6.90%, 05/15/37, (3-mo. SOFR + 1.570%)(a)(b)	1,500	1,508,244
Canyon Capital CLO Ltd., 6.74%, 07/15/34, (3-mo. SOFR + 1.442%)(a)(b)	1,500	1,503,316
Canyon CLO Ltd., 6.73%, 10/15/34, (3-mo. SOFR + 1.431%)(a)(b)	1,500	1,501,880
Carlyle U.S. CLO Ltd.
6.70%, 04/15/34, (3-mo. SOFR + 1.402%)(a)(b)	1,360	1,361,737
Series 2021 5A, Class A1, 6.66%, 07/20/34, (3-mo. SOFR + 1.382%)(a)(b)	1,000	1,002,673
CarVal CLO IX-C Ltd.
6.96%, 04/20/37, (3-mo. SOFR + 1.680%)(a)(b)	3,750	3,770,303
7.38%, 04/20/37, (3-mo. SOFR + 2.100%)(a)(b)	1,000	1,011,710
CarVal CLO VC Ltd., 6.76%, 10/15/34, (3-mo. SOFR + 1.461%)(a)(b)	1,800	1,804,132
Carval CLO VIII-C Ltd., 7.58%, 10/22/35, (3-mo. SOFR + 2.300%)(a)(b)	1,500	1,505,087
Cedar Funding VIII CLO Ltd., 6.70%, 10/17/34, (3-mo. SOFR + 1.412%)(a)(b)	1,500	1,503,605
Cedar Funding XV CLO Ltd., 6.60%, 04/20/35, (3-mo. SOFR + 1.320%)(a)(b)	1,000	1,002,311
CIFC Funding 2019-I Ltd., 7.09%, 04/20/32, (3-mo. SOFR + 1.811%)(a)(b)	1,090	1,090,515
CIFC Funding 2020-IV Ltd., 6.88%, 01/15/34, (3-mo. SOFR + 1.581%)(a)(b)	3,000	3,007,888
CIFC Funding Ltd.
6.61%, 07/15/33, (3-mo. SOFR + 1.312%)(a)(b)	2,000	2,000,088
6.71%, 10/20/34, (3-mo. SOFR + 1.432%)(a)(b)	1,040	1,040,624
6.61%, 04/20/34, (3-mo. SOFR + 1.331%)(a)(b)	1,750	1,752,442
6.70%, 07/15/34, (3-mo. SOFR + 1.402%)(a)(b)	1,750	1,753,837
6.71%, 07/15/36, (3-mo. SOFR + 1.412%)(a)(b)	3,000	3,004,480

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock AAA CLO ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2021 6A, Class A, 6.70%, 10/15/34, (3-mo. SOFR + 1.402%)(a)(b)	$4,000	$4,005,200
Clover CLO LLC
6.64%, 04/22/34, (3-mo. SOFR + 1.362%)(a)(b)	4,500	4,505,360
Series 2021 3A, Class A, 6.71%, 01/25/35, (3-mo. SOFR +1.421%)(a)(b)	1,000	1,002,688
Crown Point CLO 9 Ltd., 6.75%, 07/14/34, (3-mo. SOFR + 1.452%)(a)(b)	2,000	2,004,819
Diameter Capital CLO 1 Ltd., 6.80%, 07/15/36, (3-mo. SOFR + 1502%)(a)(b)	4,480	4,487,601
Diameter Capital CLO 7 Ltd., 6.81%, 07/20/37, (3-mo. SOFR + 1.480%)(a)(b)	2,000	2,008,806
Eaton Vance CLO Ltd., 6.71%, 01/15/35, (3-mo. SOFR + 1.412%)(a)(b)	2,750	2,752,311
Elmwood CLO 15 Ltd., 6.62%, 04/22/35, (3-mo. SOFR + 1.340%)(a)(b)	4,000	4,005,826
Elmwood CLO 18 Ltd., 8.04%, 07/17/33, (3-mo. SOFR + 2.750%)(a)(b)	1,250	1,252,464
Elmwood CLO 19 Ltd., 7.69%, 10/17/36, (3-mo. SOFR + 2.400%)(a)(b)	1,000	1,016,059
Elmwood CLO 21 Ltd., 6.93%, 10/20/36, (3-mo. SOFR + 1.65%)(a)(b)	1,000	1,005,104
Elmwood CLO 22 Ltd., 7.09%, 04/17/36, (3-mo. SOFR + 1.800%)(a)(b)	1,250	1,258,042
Elmwood CLO 23 Ltd., 7.09%, 04/16/36, (3-mo. SOFR + 1.800%)(a)(b)	4,000	4,023,367
Elmwood CLO IX Ltd., 6.67%, 07/20/34, (3-mo. SOFR + 1.392%)(a)(b)	3,000	3,003,097
Elmwood CLO VIII Ltd., 6.83%, 04/20/37, (3-mo. SOFR + 1.550%)(a)(b)	4,000	4,020,981
Flatiron CLO 19 Ltd., 6.67%, 11/16/34, (3-mo. SOFR + 1.342%)(a)(b)	3,125	3,125,644
Flatiron CLO 21 Ltd. Series 2021 1A, Class A1, 6.65%, 07/19/34, (3-mo. SOFR +1.371%)(a)(b)	5,000	5,010,500
Flatiron CLO 23 LLC, 7.09%, 04/17/36, (3-mo. SOFR + 1.800%)(a)(b)	1,000	1,005,758
Fort Washington CLO Ltd., 6.76%, 10/20/34, (3-mo. SOFR + 1.482%)(a)(b)	2,250	2,253,032
Generate CLO 15 Ltd., 6.87%, 07/20/37, (3-mo. SOFR + 1.570%)(a)(b)	3,000	3,016,243
Generate CLO 6 Ltd., 6.74%, 01/22/35, (3-mo. SOFR + 1.462%)(a)(b)	1,500	1,503,714
Generate CLO 9 Ltd., 7.29%, 10/20/34, (3-mo. SOFR + 2.012%)(a)(b)	1,000	1,004,905
GoldenTree Loan Management U.S. CLO 1 Ltd., 6.67%, 10/20/34, (3-mo. SOFR + 1.392%)(a)(b)	1,250	1,250,565
GoldenTree Loan Management U.S. CLO 16 Ltd., 6.95%, 01/20/34, (3-mo. SOFR + 1.670%)(a)(b)	3,500	3,522,683
GoldenTree Loan Management U.S. CLO 8 Ltd., 6.69%, 10/20/34, (3-mo. SOFR + 1.412%)(a)(b)	1,000	1,002,111
GoldentTree Loan Management U.S. CLO 1 Ltd., 6.78%, 04/20/37, (3-mo. SOFR + 1.500%)(a)(b)	2,925	2,948,719
Golub Capital Partners 48 LP, 6.86%, 04/17/33, (3-mo. SOFR + 1.572%)(a)(b)	4,000	4,004,960
Golub Capital Partners CLO 41B-R Ltd., 6.86%, 01/20/34, (3-mo. SOFR +1.581%)(a)(b)	5,000	5,002,500
Golub Capital Partners CLO 55B Ltd., 6.74%, 07/20/34, (3-mo. SOFR +1.461%)(a)(b)	2,000	2,004,392
Golub Capital Partners CLO 58B Ltd., 6.73%, 01/25/35, (3-mo. SOFR + 1.441%)(a)(b)	5,000	5,007,463
HalseyPoint CLO 4 Ltd., 6.76%, 04/20/34, (3-mo. SOFR + 1.482%)(a)(b)	1,250	1,252,000
Security	Par (000)	Value
HalseyPoint CLO 6 Ltd., 7.73%, 10/20/34, (3-mo. SOFR + 2.450%)(a)(b)	$3,050	$3,059,592
Halseypoint CLO 7 Ltd., 7.53%, 07/20/36, (3-mo. SOFR + 2.250%)(a)(b)	3,375	3,392,457
Invesco CLO Ltd. Series 2021 3A, Class A, 6.67%, 10/22/34, (3-mo. SOFR + 1.392%)(a)(b)	1,000	1,002,326
Kings Park CLO Ltd., 6.67%, 01/21/35, (3-mo. SOFR + 1.392%)(a)(b)	1,500	1,503,422
Madison Park Funding LIV Ltd., 8.13%, 10/21/34, (3-mo. SOFR + 2.850%)(a)(b)	2,000	2,010,986
Madison Park Funding LIX Ltd., 6.78%, 04/18/37, (3-mo. SOFR + 1.500%)(a)(b)	1,750	1,757,135
Madison Park Funding LXI Ltd., 7.01%, 01/20/37, (3-mo. SOFR + 1.730%)(a)(b)	1,500	1,514,700
Madison Park Funding LXII Ltd., 7.14%, 07/17/36, (3-mo. SOFR + 1.850%)(a)(b)	1,250	1,256,782
Madison Park Funding LXVII Ltd., 6.80%, 04/25/37, (3-mo. SOFR + 1.510%)(a)(b)	1,312	1,317,576
Madison Park Funding XLV Ltd., 6.68%, 07/15/34, (3-mo. SOFR + 1.382%)(a)(b)	3,000	3,001,840
Madison Park Funding XXII Ltd., 6.82%, 01/15/33, (3-mo. SOFR + 1.522%)(a)(b)	3,000	3,002,597
Madison Park Funding XXXIV Ltd., 7.70%, 04/25/32, (3-mo. SOFR + 2.411%)(a)(b)	1,000	1,001,971
Neuberger Berman Loan Advisers CLO 33 Ltd. Series 2019 33A, Class AR, 6.63%, 10/16/33, (3-mo. SOFR + 1.342%)(a)(b)	1,000	1,000,997
New Mountain CLO 1 Ltd., 6.76%, 10/15/34, (3-mo. SOFR + 1.462%)(a)(b)	1,635	1,638,859
New Mountain CLO 3 Ltd., 7.24%, 10/20/34, (3-mo. SOFR + 1.962%)(a)(b)	1,000	1,003,626
Oaktree CLO Ltd.
6.85%, 04/20/37, (3-mo. SOFR + 1.550%)(a)(b)	3,250	3,268,289
6.71%, 07/15/34, (3-mo. SOFR + 1.412%)(a)(b)	3,000	3,004,412
7.31%, 01/15/35, (3-mo. SOFR + 2.012%)(a)(b)	1,500	1,501,244
7.29%, 10/20/34, (3-mo. SOFR + 2.012%)(a)(b)	1,000	1,000,748
6.72%, 07/15/34, (3-mo. SOFR + 1.422%)(a)(b)	1,175	1,175,684
OCP CLO Ltd.
6.63%, 07/20/32, (3-mo. SOFR + 1.352%)(a)(b)	1,750	1,751,678
7.84%, 04/17/36, (3-mo. SOFR + 2.550%)(a)(b)	3,000	3,022,500
6.81%, 04/18/37, (3-mo. SOFR + 1.530%)(a)(b)	3,000	3,016,243
6.77%, 01/17/32, (3-mo. SOFR + 1.482%)(a)(b)	967	967,650
6.92%, 04/20/37, (3-mo. SOFR + 1.630%)(a)(b)	1,500	1,508,317
6.70%, 04/26/36, (3-mo. SOFR + 1.420%)(a)(b)	4,000	4,010,400
Octagon 66 Ltd., 7.08%, 11/16/36, (3-mo. SOFR + 1.750%)(a)(b)	1,750	1,765,925
OHA Credit Funding 17 Ltd., 6.79%, 04/20/37, (3-mo. SOFR + 1.480%)(a)(b)	2,700	2,712,175
OHA Credit Funding 2 Ltd., 6.69%, 04/21/34, (3-mo. SOFR + 1.412%)(a)(b)	5,000	5,006,508
OHA Credit Funding 3 Ltd. Series 2019 3A, Class AR, 6.68%, 07/02/35, (3-mo. SOFR +1.401%)(a)(b)	3,000	3,004,141
OHA Credit Funding 4 Ltd., 6.69%, 10/22/36, (3-mo. SOFR + 1.412%)(a)(b)	3,000	3,002,588
OHA Credit Funding 6 Ltd., 6.68%, 07/20/34, (3-mo. SOFR + 1.402%)(a)(b)	2,500	2,501,630
OHA Credit Partners XVI, 6.69%, 10/18/34, (3-mo. SOFR + 1.412%)(a)(b)	2,300	2,303,534
OHA Loan Funding Ltd.
6.69%, 01/19/37, (3-mo. SOFR + 1.412%)(a)(b)	5,000	5,007,500
7.04%, 07/20/37, (3-mo. SOFR + 1.700%)(a)(b)	1,800	1,801,795
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock AAA CLO ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Palmer Square CLO Ltd.
6.73%, 11/14/34, (3-mo. SOFR + 1.412%)(a)(b)	$3,500	$3,500,273
6.97%, 11/15/36, (3-mo. SOFR + 1.65%)(a)(b)	2,500	2,506,954
7.28%, 11/14/34, (3-mo. SOFR + 1.962%)(a)(b)	1,500	1,503,395
7.97%, 11/15/36, (3-mo. SOFR + 2.650%)(a)(b)	2,000	2,028,491
Series 2015 1A, Class A4, 6.72%, 05/21/34, (3-mo. SOFR +1.391%)(a)(b)	1,000	1,000,338
Series 2021 4A, Class A, 6.73%, 10/15/34, (3-mo. SOFR + 1.432%)(a)(b)	1,525	1,526,121
Pikes Peak CLO 6, 6.76%, 05/18/34, (3-mo. SOFR +1.431%)(a)(b)	2,400	2,400,774
Pikes Peak CLO 8, 7.29%, 07/20/34, (3-mo. SOFR + 2.012%)(a)(b)	1,500	1,509,655
Post CLO Ltd., 6.87%, 04/20/37, (3-mo. SOFR + 1.600%)(a)(b)	1,000	1,005,593
Rad CLO 18 Ltd., 7.25%, 04/15/36, (3-mo. SOFR + 1.950%)(a)(b)	1,000	1,001,418
Rad CLO 22 Ltd., 7.11%, 01/20/37, (3-mo. SOFR +1.830%)(a)(b)	4,000	4,023,632
Reese Park CLO Ltd., 6.69%, 10/15/34, (3-mo. SOFR + 1.392%)(a)(b)	1,500	1,502,176
Regatta VI Funding Ltd., 7.24%, 04/20/34, (3-mo. SOFR + 1.961%)(a)(b)	1,500	1,507,690
Regatta XVIII Funding Ltd.
7.01%, 01/15/34, (3-mo. SOFR + 1.712%)(a)(b)	2,500	2,501,956
6.66%, 01/15/34, (3-mo. SOFR + 1.392%)(a)(b)	1,000	1,001,000
Regatta XXII Funding Ltd., 6.82%, 07/20/35, (3-mo. SOFR + 1.540%)(a)(b)	2,000	2,003,138
Regatta XXIII Funding Ltd., 6.69%, 01/20/35, (3-mo. SOFR + 1.412%)(a)(b)	2,500	2,502,126
Regatta XXIV Funding Ltd., 6.69%, 01/20/35, (3-mo. SOFR +1.411%)(a)(b)	2,000	2,001,389
Regatta XXVII Funding Ltd., 6.83%, 04/26/37, (3-mo. SOFR + 1.530%)(a)(b)	3,000	3,019,800
Regatta XXVIII Funding Ltd., 6.83%, 04/25/37, (3-mo. SOFR + 1.550%)(a)(b)	1,000	1,005,615
Rockland Park CLO Ltd. Series 2021 1A, Class A, 6.66%, 04/20/34, (3-mo. SOFR + 1.382%)(a)(b)	1,500	1,502,138
RR 8 Ltd.
6.67%, 07/15/37, (3-mo. SOFR + 1.50%)(a)(b)	5,000	5,013,672
7.02%, 07/15/37, (3-mo. SOFR + 1.700%)(a)(b)	1,000	1,000,995
RRX 4 Ltd. Series 2021 4A, Class A1, 6.76%, 07/15/34, (3-mo. SOFR +1.461%)(a)(b)	1,250	1,252,596
RRX 7 Ltd., 6.66%, 07/15/35, (3-mo. SOFR + 1.360%)(a)(b)	3,000	3,006,206
Sixth Street CLO XIX Ltd., 7.24%, 07/20/34, (3-mo. SOFR + 1.961%)(a)(b)	1,000	1,000,097
Sixth Street CLO XVII Ltd., 6.78%, 01/20/34, (3-mo. SOFR + 1502%)(a)(b)	4,250	4,257,777
Sixth Street CLO XX Ltd. Series 2021 20A, Class A1, 6.70%, 10/20/34, (3-mo. SOFR + 1.422%)(a)(b)	2,604	2,606,531
Sycamore Tree CLO Ltd., 6.93%, 04/20/37, (3-mo. SOFR + 1.650%)(a)(b)	2,000	2,006,684
Symphony CLO 35 Ltd., 6.98%, 10/24/36, (3-mo. SOFR + 1.700%)(a)(b)	2,000	2,009,478
Symphony CLO XXVIII Ltd., 6.68%, 10/23/34, (3-mo. SOFR + 1.402%)(a)(b)	1,500	1,501,396
Security	Par (000)	Value
TCW CLO Ltd., 6.70%, 04/20/34, (3-mo. SOFR + 1.422%)(a)(b)	$1,000	$1,000,557
Texas Debt Capital CLO Ltd., 8.28%, 04/20/36, (3-mo. SOFR + 3.000%)(a)(b)	1,570	1,589,635
Trestles CLO IV Ltd., 6.71%, 07/21/34, (3-mo. SOFR + 1.432%)(a)(b)	1,500	1,501,613
Trinitas CLO XXIII Ltd., 7.08%, 10/20/36, (3-mo. SOFR + 1.800%)(a)(b)	2,000	2,011,039
Trinitas CLO XXV Ltd., 7.13%, 01/23/37, (3-mo. SOFR + 1.850%)(a)(b)	2,000	2,021,234
Trinitas CLO XXVI Ltd., 6.97%, 01/20/35, (3-mo. SOFR + 1.690%)(a)(b)	2,100	2,105,016
Valley Stream Park CLO Ltd., 6.91%, 10/20/34, (3-mo. SOFR + 1.630%)(a)(b)	3,670	3,679,196
Voya CLO Ltd., 6.70%, 07/16/34, (3-mo. SOFR + 1.412%)(a)(b)	1,150	1,151,399
Warwick Capital CLO 1 Ltd., 8.08%, 10/20/36, (3-mo. SOFR + 2.800%)(a)(b)	1,000	1,015,000
Wellington Management CLO 1 Ltd., 7.08%, 10/20/36, (3-mo. SOFR + 1.800%)(a)(b)	1,000	1,006,208
Wellman Park CLO Ltd., 7.16%, 07/15/34, (3-mo. SOFR +1.861%)(a)(b)	1,350	1,350,000
Whitebox CLO I Ltd.
6.66%, 07/24/36, (3-mo. SOFR + 1.320%)(a)(b)	4,750	4,754,394
7.09%, 07/24/36, (3-mo. SOFR + 1.750%)(a)(b)	1,000	1,001,499
Whitebox CLO III Ltd., 6.78%, 10/15/34, (3-mo. SOFR + 1.482%)(a)(b)	4,950	4,955,445
Whitebox CLO IV Ltd., 7.88%, 04/20/36, (3-mo. SOFR + 2.600%)(a)(b)	750	758,206
Total Long-Term Investments — 98.0% (Cost: $390,926,715)		391,356,056
	Shares
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	10,430,000	10,430,000
Total Short-Term Securities — 2.6% (Cost: $10,430,000)		10,430,000
Total Investments — 100.6% (Cost: $401,356,715)		401,786,056
Liabilities in Excess of Other Assets — (0.6)%		(2,214,999)
Net Assets — 100.0%		$399,571,057

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock AAA CLO ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,780,000	$8,650,000 (a)	$—	$—	$—	$10,430,000	10,430,000	$119,475	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$391,356,056	$—	$391,356,056
Short-Term Securities
Money Market Funds	10,430,000	—	—	10,430,000
	$10,430,000	$391,356,056	$—	$401,786,056
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
522 Funding CLO Ltd.
6.63%, 04/15/35, (3-mo. SOFR + 1.330%)(a)(b)	USD 3,250	$3,251,347
7.59%, 10/20/31, (3-mo. SOFR + 2.312%)(a)(b)	USD 250	250,257
AB Carval Euro CLO II-C DAC, 1.00%, 02/15/37, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 730	790,042
Affirm Asset Securitization Trust, 5.61%, 02/15/29(a)	USD 2,731	2,742,105
AGL CLO 12 Ltd., 6.70%, 07/20/34, (3-mo. SOFR + 1.422%)(a)(b)	USD 2,106	2,108,827
AGL CLO 19 Ltd., 6.88%, 07/21/35, (3-mo. SOFR + 1.600%)(a)(b)	USD 1,000	1,002,744
AGL CLO 28 Ltd., 6.98%, 01/21/37, (3-mo. SOFR + 1.700%)(a)(b)	USD 1,000	1,000,810
AGL CLO 5 Ltd., 7.24%, 07/20/34, (3-mo. SOFR + 1.962%)(a)(b)	USD 300	300,012
AGL CLO 6 Ltd.
6.74%, 07/20/34, (3-mo. SOFR + 1.462%)(a)(b)	USD 250	250,233
7.24%, 07/20/34, (3-mo. SOFR + 1.961%)(a)(b)	USD 250	250,162
AGL CLO 9 Ltd., 7.28%, 04/20/37, (3-mo. SOFR + 2.000%)(a)(b)	USD 450	454,097
Aimco CLO
7.15%, 10/17/34, (3-mo. SOFR + 1.861%)(a)(b)	USD 955	955,966
7.29%, 04/16/37, (3-mo. SOFR + 2.000%)(a)(b)	USD 250	252,323
Aimco CLO 11 Ltd., 7.15%, 10/17/34, (3-mo. SOFR + 1.861%)(a)(b)	USD 550	551,190
Aimco CLO 12 Ltd., 6.46%, 01/17/32, (3-mo. SOFR + 1.170%)(a)(b)	USD 623	623,802
AMMC CLO 15 Ltd., 6.68%, 01/15/32, (3-mo. SOFR + 1.382%)(a)(b)	USD 1,378	1,379,258
AMMC CLO XI Ltd.
6.53%, 04/30/31, (3-mo. SOFR + 1.272%)(a)(b)	USD 179	179,171
7.12%, 04/30/31, (3-mo. SOFR + 1.861%)(a)(b)	USD 1,140	1,142,916
Anchorage Capital CLO 6 Ltd., 6.76%, 04/22/34, (3-mo. SOFR + 1.440%)(a)(b)	USD 692	692,675
Apidos CLO XL Ltd., 7.10%, 07/15/35, (3-mo. SOFR + 1.800%)(a)(b)	USD 250	250,009
Apidos CLO XLIII Ltd., 13.03%, 04/25/35(a)	USD 1,260	1,304,058
Apidos CLO XV, 6.55%, 04/20/31, (3-mo. SOFR + 1.272%)(a)(b)	USD 886	887,496
Apidos CLO XXIV, 6.89%, 10/20/30, (3-mo. SOFR + 1.612%)(a)(b)	USD 500	500,750
Apidos CLO XXV, 6.43%, 10/20/31, (3-mo. SOFR + 1.150%)(a)(b)	USD 2,780	2,794,302
Apidos CLO XXVI, 7.04%, 07/18/29, (3-mo. SOFR + 1.762%)(a)(b)	USD 840	841,142
Apidos CLO XXX, 6.68%, 10/18/31, (3-mo. SOFR + 1.402%)(a)(b)	USD 1,142	1,142,251
Apidos CLO XXXII
6.38%, 01/20/33, (3-mo. SOFR + 1.100%)(a)(b)	USD 750	750,975
6.78%, 01/20/33, (3-mo. SOFR + 1.500%)(a)(b)	USD 250	250,375
Security	Par (000)	Value
Apidos CLO XXXIII Series 2020 33A, Class AR, 6.70%, 10/24/34, (3-mo. SOFR +1.411%)(a)(b)	USD 1,000	$1,001,972
Apidos CLO XXXV, 6.59%, 04/20/34, (3-mo. SOFR + 1.312%)(a)(b)	USD 250	250,073
Apidos CLO XXXVII, 6.67%, 10/22/34, (3-mo. SOFR + 1.392%)(a)(b)	USD 250	250,499
Apidos Loan Fund Ltd., 6.59%, 04/25/35, (3-mo. SOFR + 1.270%)(a)(b)	USD 1,000	1,001,165
Arbour Clo XI DAC, 7.58%, 05/15/38, (3-mo. EURIBOR + 3.800%)(b)(c)	EUR 800	876,128
AREIT LLC , 7.45%, 08/17/41, (1-mo. CME Term SOFR + 2.112%)(a)(b)	USD 256	255,789
AREIT Ltd., 7.02%, 05/17/41, (1-mo. CME Term SOFR + 1.686%)(a)(b)	USD 3,770	3,760,495
Ares LXVI CLO Ltd., 7.78%, 07/25/36, (3-mo. SOFR + 2.500%)(a)(b)	USD 300	304,489
Ares XL CLO Ltd., 7.36%, 01/15/29, (3-mo. SOFR + 2.062%)(a)(b)	USD 250	250,421
ARES XLVIII CLO Ltd., 7.12%, 07/20/30, (3-mo. SOFR + 1.841%)(a)(b)	USD 300	300,332
ARI Fleet Lease Trust
5.41%, 02/17/32(a)	USD 501	500,818
5.33%, 02/17/32(a)	USD 234	235,477
5.89%, 07/15/32(a)	USD 394	404,868
5.30%, 11/15/32(a)	USD 2,265	2,265,662
3.79%, 01/15/31(a)	USD 685	670,144
5.69%, 02/17/32(a)	USD 2,288	2,329,741
6.03%, 02/17/32(a)	USD 2,492	2,555,369
5.16%, 11/15/32(a)	USD 829	839,245
5.38%, 11/15/32(a)	USD 469	475,644
Arini European CLO II DAC, 8.06%, 04/15/38, (3-mo. EURIBOR + 4.200%)(b)(c)	EUR 1,000	1,087,136
Asimi Funding PLC
6.20%, 09/16/31, (1-day SONIA + 1.000%)(b)(c)	GBP 488	627,382
6.55%, 09/16/31, (1-day SONIA + 1.350%)(b)(c)	GBP 100	128,572
Assurant CLO II Ltd. Series 2018-2A, Class A, 6.58%, 04/20/31, (3-mo. SOFR + 1.302%)(a)(b)	USD 419	419,737
Atrium XIII, 6.43%, 11/21/30, (3-mo. SOFR + 1.150%)(a)(b)	USD 832	832,048
Atrium XIV LLC, 7.25%, 08/23/30, (3-mo. SOFR + 1.962%)(a)(b)	USD 250	250,799
Atrium XV, 6.73%, 07/16/36, (3-mo. SOFR + 2.832%)(a)(b)	USD 1,000	1,005,339
Aurium CLO VIII DAC, 6.70%, 06/23/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR 500	542,063
Auto ABS Italian Stella Loans SRL
4.84%, 12/29/36, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR 360	390,612
4.37%, 12/29/36, (1-mo. EURIBOR + 0.730%)(b)(c)	EUR 831	900,601
5.34%, 12/29/36, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR 100	108,577
5.94%, 12/29/36, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR 100	109,031
Auto1 Car Funding SARL, 4.30%, 12/15/33(c)	EUR 600	650,407
Bain Capital Credit CLO, 6.36%, 07/19/31, (3-mo. SOFR + 1.080%)(a)(b)	USD 250	250,000

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bain Capital Credit CLO Ltd., 6.62%, 07/19/31, (3-mo. SOFR + 1.342%)(a)(b)	USD 174	$174,171
Ballyrock CLO 1 Ltd., 6.54%, 04/20/31, (3-mo. SOFR + 1.262%)(a)(b)	USD 658	659,121
Ballyrock CLO 14 Ltd., 7.00%, 07/20/37, (3-mo. SOFR + 1.700%)(a)(b)	USD 1,000	1,000,000
Ballyrock CLO 15 Ltd., 6.62%, 04/15/34, (3-mo. SOFR + 1.322%)(a)(b)	USD 250	250,536
Ballyrock CLO 16 Ltd., 6.67%, 07/20/34, (3-mo. SOFR +1.391%)(a)(b)	USD 250	250,606
Ballyrock CLO 18 Ltd., 6.71%, 01/15/35, (3-mo. SOFR + 1.412%)(a)(b)	USD 250	250,582
Ballyrock CLO 19 Ltd., 6.61%, 04/20/35, (3-mo. SOFR + 1.330%)(a)(b)	USD 1,000	1,002,634
Ballyrock CLO 2 Ltd., 6.72%, 02/20/36, (3-mo. SOFR + 1.400%)(a)(b)	USD 210	210,525
Ballyrock CLO 22 Ltd.
6.86%, 04/15/37, (3-mo. SOFR + 1.540%)(a)(b)	USD 1,000	1,005,584
7.27%, 04/15/37, (3-mo. SOFR + 1.950%)(a)(b)	USD 1,000	1,003,929
Barings CLO Ltd.
6.61%, 04/20/31, (3-mo. SOFR + 1.332%)(a)(b)	USD 4,574	4,580,264
8.08%, 10/20/35, (3-mo. SOFR + 2.800%)(a)(b)	USD 250	251,182
7.14%, 04/20/31, (3-mo. SOFR + 1.861%)(a)(b)	USD 250	250,241
6.53%, 01/20/31, (3-mo. SOFR + 1.252%)(a)(b)	USD 1,571	1,572,064
7.11%, 04/15/30, (3-mo. SOFR + 1.812%)(a)(b)	USD 1,000	1,002,433
6.61%, 01/20/32, (3-mo. SOFR + 1.332%)(a)(b)	USD 1,723	1,724,569
6.51%, 04/15/31, (3-mo. SOFR + 1.212%)(a)(b)	USD 540	540,467
Bavarian Sky U.K. 6 PLC, 5.76%, 06/21/32, (1-day SONIA + 0.550%)(b)(c)	GBP 872	1,122,165
Bean Creek CLO Ltd.
11.29%, 04/20/31, (3-mo. SOFR + 6.012%)(a)(b)	USD 500	501,080
6.99%, 04/20/31, (3-mo. SOFR + 1.712%)(a)(b)	USD 256	256,384
Benefit Street Partners CLO V-B Ltd., 6.86%, 07/20/37, (3-mo. SOFR + 1.530%)(a)(b)	USD 1,840	1,850,010
Benefit Street Partners CLO VIII Ltd., 6.99%, 01/20/31, (3-mo. SOFR + 1.712%)(a)(b)	USD 1,000	1,002,927
Benefit Street Partners CLO XII Ltd., 6.51%, 10/15/30, (3-mo. SOFR + 1.212%)(a)(b)	USD 331	330,819
Benefit Street Partners CLO XIV Ltd., 6.99%, 04/20/31, (3-mo. SOFR + 1.712%)(a)(b)	USD 1,000	1,002,821
Benefit Street Partners CLO XIX Ltd.
6.48%, 01/15/33, (3-mo. SOFR + 1.180%)(a)(b)	USD 1,250	1,251,625
6.90%, 01/15/33, (3-mo. SOFR + 1.600%)(a)(b)	USD 885	886,292
Benefit Street Partners CLO XVI Ltd.
6.58%, 01/17/32, (3-mo. SOFR + 1.292%)(a)(b)	USD 2,613	2,615,344
7.10%, 01/17/32, (3-mo. SOFR + 1.812%)(a)(b)	USD 250	250,669
Security	Par (000)	Value
8.55%, 01/17/32, (3-mo. SOFR + 3.262%)(a)(b)	USD 250	$250,994
Benefit Street Partners CLO XX Ltd.
6.73%, 07/15/34, (3-mo. SOFR + 1.432%)(a)(b)	USD 250	250,297
7.26%, 07/15/34, (3-mo. SOFR + 1.962%)(a)(b)	USD 250	251,554
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 6.73%, 10/15/34, (3-mo. SOFR +1.431%)(a)(b)	USD 2,000	2,003,373
Benefit Street Partners CLO XXIII Ltd., 6.63%, 04/25/34, (3-mo. SOFR + 1.341%)(a)(b)	USD 250	250,394
Benefit Street Partners CLO XXIV Ltd., 6.71%, 10/20/34, (3-mo. SOFR + 1.432%)(a)(b)	USD 1,000	1,000,584
Benefit Street Partners CLO XXV Ltd., 7.26%, 01/15/35, (3-mo. SOFR + 1.962%)(a)(b)	USD 255	256,173
Benefit Street Partners CLO XXXV Ltd., 8.63%, 04/25/37, (3-mo. SOFR + 3.300%)(a)(b)	USD 375	381,563
Betony CLO 2 Ltd., 6.60%, 04/30/31, (3-mo. SOFR + 1.342%)(a)(b)	USD 1,370	1,371,317
Blueberry Park CLO Ltd., 1.00%, 10/20/37, (3-mo. SOFR + 5.350%)(a)(b)	USD 1,000	1,000,000
BlueMountain CLO Ltd.
6.72%, 10/22/30, (3-mo. SOFR + 1.442%)(a)(b)	USD 489	489,761
6.54%, 04/20/31, (3-mo. SOFR + 1.262%)(a)(b)	USD 1,374	1,374,976
7.28%, 08/15/31, (3-mo. SOFR + 1.962%)(a)(b)	USD 250	250,275
6.47%, 10/25/30, (3-mo. SOFR + 1.190%)(a)(b)	USD 625	625,495
7.13%, 10/25/30, (3-mo. SOFR + 1.850%)(a)(b)	USD 900	902,250
6.52%, 11/15/30, (3-mo. SOFR + 1.200%)(a)(b)	USD 1,853	1,861,887
7.02%, 11/15/30, (3-mo. SOFR + 1.700%)(a)(b)	USD 1,000	1,003,723
BlueMountain CLO XXII Ltd.
7.06%, 07/15/31, (3-mo. SOFR + 1.761%)(a)(b)	USD 250	250,005
6.64%, 07/15/31, (3-mo. SOFR + 1.342%)(a)(b)	USD 187	186,852
BlueMountain CLO XXIV Ltd., 7.14%, 04/20/34, (3-mo. SOFR + 1.861%)(a)(b)	USD 250	250,050
BlueMountain CLO XXV Ltd., 7.26%, 07/15/36, (3-mo. SOFR + 1.962%)(a)(b)	USD 500	499,238
BlueMountain Fuji U.S. CLO I Ltd., 6.52%, 07/20/29, (3-mo. SOFR + 1.242%)(a)(b)	USD 1,055	1,057,643
BlueMountain Fuji U.S. CLO II Ltd., 6.54%, 10/20/30, (3-mo. SOFR + 1.262%)(a)(b)	USD 149	149,166
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD 2,549	2,565,339
Brignole Co.
4.41%, 02/24/42, (1-mo. EURIBOR + 0.780%)(b)(c)	EUR 887	961,314
4.83%, 02/24/42, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR 152	164,136
7.63%, 02/24/42, (1-mo. EURIBOR + 4.000%)(b)(c)	EUR 96	104,064
Bristol Park CLO Ltd., 6.55%, 04/15/29, (3-mo. SOFR + 1.252%)(a)(b)	USD 814	814,294
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bryant Park Funding Ltd., 9.20%, 04/15/36, (3-mo. SOFR + 3.900%)(a)(b)	USD 3,000	$3,053,902
Cabinteely Park CLO DAC, 7.18%, 08/15/34, (3-mo. EURIBOR + 3.350%)(b)(c)	EUR 700	759,591
Canyon Capital CLO Ltd., 7.31%, 04/15/34, (3-mo. SOFR + 2.011%)(a)(b)	USD 250	250,502
Capital One Multi-Asset Execution Trust, 6.11%, 05/15/28, (3-mo. SOFR + 0.812%)(b)	USD 192	191,488
Carbone CLO Ltd., 6.68%, 01/20/31, (3-mo. SOFR + 1.402%)(a)(b)	USD 1,242	1,245,656
Carlyle Global Market Strategies CLO Ltd.
6.52%, 07/20/31, (3-mo. SOFR + 1.242%)(a)(b)	USD 4,060	4,063,873
6.62%, 04/22/32, (3-mo. SOFR + 1.342%)(a)(b)	USD 3,305	3,307,985
6.66%, 10/15/30, (3-mo. SOFR + 1.362%)(a)(b)	USD 316	316,042
6.63%, 05/15/31, (3-mo. SOFR + 1.312%)(a)(b)	USD 809	809,784
6.58%, 07/27/31, (3-mo. SOFR + 1.312%)(a)(b)	USD 1,516	1,519,738
6.95%, 04/17/31, (3-mo. SOFR + 1.662%)(a)(b)	USD 1,100	1,101,760
6.50%, 07/20/32, (3-mo. SOFR + 1.220%)(a)(b)	USD 3,000	3,014,940
Series 2014-1A, Class A1R2, 6.52%, 04/17/31, (3-mo. SOFR + 1.232%)(a)(b)	USD 521	523,370
Carlyle U.S. CLO Ltd.
7.34%, 01/20/31, (3-mo. SOFR + 2.062%)(a)(b)	USD 250	251,274
6.72%, 07/15/34, (3-mo. SOFR + 1.422%)(a)(b)	USD 250	250,350
6.44%, 07/20/29, (3-mo. SOFR + 1.162%)(a)(b)	USD 127	126,984
6.62%, 04/20/31, (3-mo. SOFR + 1.342%)(a)(b)	USD 1,849	1,850,033
8.40%, 10/15/35, (3-mo. SOFR + 3.100%)(a)(b)	USD 400	402,610
6.97%, 07/20/29, (3-mo. SOFR + 1.692%)(a)(b)	USD 1,000	1,001,677
6.54%, 04/20/31, (3-mo. SOFR + 1.262%)(a)(b)	USD 619	619,554
6.69%, 01/25/35, (3-mo. SOFR + 1.402%)(a)(b)	USD 1,000	1,000,815
7.19%, 04/20/34, (3-mo. SOFR + 1.912%)(a)(b)	USD 580	581,872
6.45%, 10/15/31, (3-mo. SOFR + 1.150%)(a)(b)	USD 1,378	1,379,163
Cedar Funding V CLO Ltd., 6.65%, 07/17/31, (3-mo. SOFR + 1.362%)(a)(b)	USD 478	478,571
Cedar Funding VII CLO Ltd., 6.54%, 01/20/31, (3-mo. SOFR + 1.262%)(a)(b)	USD 4,935	4,940,339
Cedar Funding VIII CLO Ltd., 7.20%, 10/17/34, (3-mo. SOFR + 1.912%)(a)(b)	USD 1,000	1,000,515
Cedar Funding X CLO Ltd., 7.14%, 10/20/32, (3-mo. SOFR + 1.861%)(a)(b)	USD 250	250,043
Cedar Funding XII CLO Ltd., 7.15%, 10/25/34, (3-mo. SOFR + 1.861%)(a)(b)	USD 500	499,828
Cedar Funding XIV CLO Ltd.
7.16%, 07/15/33, (3-mo. SOFR + 1.861%)(a)(b)	USD 1,000	999,602
Security	Par (000)	Value
6.66%, 07/15/33, (3-mo. SOFR + 1.361%)(a)(b)	USD 1,050	$1,052,317
Cedar Funding XV CLO Ltd., 6.60%, 04/20/35, (3-mo. SOFR + 1.320%)(a)(b)	USD 500	501,155
Chase Issuance Trust, 5.08%, 09/15/30	USD 400	409,812
Chesapeake Funding II LLC
5.65%, 05/15/35(a)	USD 104	104,515
6.16%, 10/15/35(a)	USD 407	411,087
CIFC Funding 2017-II Ltd., 7.04%, 04/20/30, (3-mo. SOFR + 1.761%)(a)(b)	USD 1,400	1,401,264
CIFC Funding 2020-IV Ltd., 6.88%, 01/15/34, (3-mo. SOFR + 1.581%)(a)(b)	USD 1,000	1,002,629
CIFC Funding 2022-VI Ltd., 8.39%, 07/16/35, (3-mo. SOFR + 3.100%)(a)(b)	USD 400	402,804
CIFC Funding Ltd.
7.30%, 07/16/30, (3-mo. SOFR + 2.012%)(a)(b)	USD 850	850,850
6.61%, 07/15/33, (3-mo. SOFR + 1.312%)(a)(b)	USD 1,250	1,250,055
7.14%, 04/20/31, (3-mo. SOFR + 1.861%)(a)(b)	USD 500	501,105
6.71%, 10/20/34, (3-mo. SOFR + 1.432%)(a)(b)	USD 300	300,180
6.50%, 10/24/30, (3-mo. SOFR + 1.212%)(a)(b)	USD 517	517,825
6.59%, 04/27/31, (3-mo. SOFR + 1.322%)(a)(b)	USD 1,015	1,015,878
6.54%, 10/18/30, (3-mo. SOFR + 1.262%)(a)(b)	USD 880	881,509
7.14%, 07/18/31, (3-mo. SOFR + 1.861%)(a)(b)	USD 640	641,696
6.60%, 04/19/35, (3-mo. SOFR + 1.320%)(a)(b)	USD 250	250,238
8.46%, 07/15/33, (3-mo. SOFR + 3.162%)(a)(b)	USD 1,730	1,730,000
6.94%, 01/18/31, (3-mo. SOFR + 1.662%)(a)(b)	USD 500	500,353
6.64%, 07/18/31, (3-mo. SOFR + 1.362%)(a)(b)	USD 1,460	1,460,022
6.70%, 07/15/36, (3-mo. SOFR + 1.402%)(a)(b)	USD 900	901,372
6.74%, 07/17/37, (3-mo. SOFR + 1.410%)(a)(b)	USD 700	703,386
8.38%, 07/17/37, (3-mo. SOFR + 3.050%)(a)(b)	USD 300	302,121
7.09%, 07/25/37, (3-mo. SOFR + 1.750%)(a)(b)	USD 250	250,066
1.00%, 07/23/37, (3-mo. SOFR + 1.360%)(a)(b)	USD 1,250	1,250,000
1.00%, 07/23/37, (3-mo. SOFR + 2.950%)(a)(b)	USD 1,730	1,730,000
Series 2014-2RA, Class A1, 6.60%, 04/24/30, (3-mo. SOFR + 1.312%)(a)(b)	USD 706	705,984
Series 2018-1A, Class A, 6.54%, 04/18/31, (3-mo. SOFR + 1.262%)(a)(b)	USD 1,899	1,900,888
Series 2018-2A, Class A1, 6.58%, 04/20/31, (3-mo. SOFR + 1.302%)(a)(b)	USD 194	195,428
Series 2020 3A, Class A1R, 6.67%, 10/20/34, (3-mo. SOFR + 1.392%)(a)(b)	USD 5,000	5,005,551
Citibank Credit Card Issuance Trust, 6.21%, 05/14/29, (1-mo. CME Term SOFR + 0.884%)(b)	USD 970	980,912

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Clear Creek CLO Ltd., 6.74%, 10/20/30, (3-mo. SOFR + 1.462%)(a)(b)	USD 555	$555,455
Clover CLO LLC, 6.71%, 07/20/34, (3-mo. SOFR + 1.432%)(a)(b)	USD 250	250,684
Clover CLO Ltd. Series 2019 2A, Class AR, 6.65%, 10/25/33, (3-mo. SOFR + 1.362%)(a)(b)	USD 1,000	1,000,747
College Ave Student Loans LLC
3.06%, 07/26/55(a)	USD 97	87,107
6.26%, 06/25/52, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 956	940,111
2.72%, 07/26/55(a)	USD 173	154,687
1.60%, 07/25/51(a)	USD 411	369,061
College Avenue Student Loans LLC, 6.36%, 07/26/55, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 1,199	1,174,514
Cumulus Static CLO DAC, 7.53%, 11/15/33, (3-mo. EURIBOR + 3.700%)(b)(c)	EUR 333	364,042
CVC Cordatus Loan Fund XXX DAC, 7.87%, 05/15/37, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 1,000	1,111,353
CVC Cordatus Opportunity Loan Fund DAC, 7.91%, 08/15/33, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 1,000	1,092,554
Dilosk Rmbs No. 9 Dac, 4.47%, 01/25/63, (3-mo. EURIBOR + 0.680%)(b)(c)	EUR 615	666,177
Dryden 36 Senior Loan Fund, 7.01%, 04/15/29, (3-mo. SOFR + 1.712%)(a)(b)	USD 2,000	2,003,399
Dryden 40 Senior Loan Fund, 6.47%, 08/15/31, (3-mo. SOFR + 1.150%)(a)(b)	USD 4,938	4,940,946
Dryden 50 Senior Loan Fund, 6.56%, 07/15/30, (3-mo. SOFR + 1.262%)(a)(b)	USD 1,562	1,563,228
Dryden 53 CLO Ltd., 6.68%, 01/15/31, (3-mo. SOFR + 1.382%)(a)(b)	USD 2,841	2,844,792
Dryden 55 CLO Ltd., 6.58%, 04/15/31, (3-mo. SOFR + 1.282%)(a)(b)	USD 877	877,806
Dryden 60 CLO Ltd., 6.61%, 07/15/31, (3-mo. SOFR + 1.312%)(a)(b)	USD 1,775	1,776,365
Dryden 61 CLO Ltd., 6.54%, 01/17/32, (3-mo. SOFR + 1.252%)(a)(b)	USD 711	711,923
Dryden 68 CLO Ltd., 7.26%, 07/15/35, (3-mo. SOFR + 1.962%)(a)(b)	USD 1,000	999,887
Dryden 70 CLO Ltd., 6.72%, 01/16/32, (3-mo. SOFR + 1.432%)(a)(b)	USD 853	854,023
Dryden 77 CLO Ltd., 6.71%, 05/20/34, (3-mo. SOFR + 1.382%)(a)(b)	USD 250	250,117
Dryden Senior Loan Fund, 6.54%, 04/15/28, (3-mo. SOFR + 1.242%)(a)(b)	USD 206	206,065
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR, 6.46%, 04/15/29, (3-mo. SOFR + 1.162%)(a)(b)	USD 801	801,851
Edenbrook Mortgage Funding PLC
7.15%, 03/22/57, (1-day SONIA + 1.950%)(b)(c)	GBP 145	186,462
7.75%, 03/22/57, (1-day SONIA + 2.550%)(b)(c)	GBP 100	128,593
EDvestinU Private Education Loan Issue No. 1 LLC, 3.58%, 11/25/38(a)	USD 74	71,290
ELFI Graduate Loan Program LLC
4.51%, 08/26/47(a)	USD 125	121,272
6.37%, 02/04/48(a)	USD 376	389,255
5.56%, 08/25/49(a)	USD 1,651	1,673,356
Security	Par (000)	Value
Elmwood CLO 14 Ltd., 6.60%, 04/20/35, (3-mo. SOFR + 1.320%)(a)(b)	USD 250	$250,510
Elmwood CLO 19 Ltd., 12.29%, 10/17/36, (3-mo. SOFR + 7.000%)(a)(b)	USD 2,000	2,079,804
Elmwood CLO 22 Ltd., 7.49%, 04/17/36, (3-mo. SOFR +2.200%)(a)(b)	USD 250	252,942
Elmwood CLO 29 Ltd., 6.84%, 04/20/37, (3-mo. SOFR + 1.520%)(a)(b)	USD 1,000	1,005,427
Elmwood CLO II Ltd., 6.69%, 04/20/34, (3-mo. SOFR + 1.412%)(a)(b)	USD 750	750,635
Elmwood CLO IV Ltd., 7.17%, 04/18/37, (3-mo. SOFR + 1.850%)(a)(b)	USD 750	750,271
Elmwood CLO IX Ltd., 6.67%, 07/20/34, (3-mo. SOFR + 1.392%)(a)(b)	USD 250	250,258
Elmwood CLO V Ltd., 6.69%, 10/20/34, (3-mo. SOFR + 1.412%)(a)(b)	USD 1,000	1,002,855
Elmwood CLO XI Ltd., 7.14%, 10/20/34, (3-mo. SOFR + 1.861%)(a)(b)	USD 330	330,482
Enterprise Fleet Financing LLC
4.38%, 07/20/29(a)	USD 1,262	1,252,806
6.40%, 03/20/30(a)	USD 737	747,934
4.65%, 05/21/29(a)	USD 2,227	2,215,397
6.41%, 06/20/30(a)	USD 633	664,132
5.42%, 10/22/29(a)	USD 226	228,050
5.50%, 04/22/30(a)	USD 313	318,604
5.23%, 03/20/30(a)	USD 1,793	1,797,471
5.16%, 09/20/30(a)	USD 1,654	1,675,700
5.76%, 10/22/29(a)	USD 1,619	1,623,739
5.51%, 01/22/29(a)	USD 2,103	2,105,169
4.98%, 08/21/28(a)	USD 514	516,799
Fair Oaks Loan Funding III DAC, 6.69%, 10/15/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR 1,160	1,263,209
Fidelity Grand Harbour CLO DAC
7.29%, 10/15/34, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR 1,000	1,082,512
8.02%, 04/15/38, (3-mo. EURIBOR + 4.100%)(b)(c)	EUR 200	219,284
FirstKey Homes Trust, 5.00%, 05/19/39(a)	USD 500	480,095
Flatiron CLO 17 Ltd., 7.03%, 05/15/30, (3-mo. SOFR + 1.712%)(a)(b)	USD 505	505,395
Flatiron CLO 18 Ltd., 6.50%, 04/17/31, (3-mo. SOFR + 1.212%)(a)(b)	USD 790	790,234
Flatiron CLO 19 Ltd., 6.67%, 11/16/34, (3-mo. SOFR + 1.342%)(a)(b)	USD 2,500	2,500,515
Flatiron CLO 21 Ltd. Series 2021 1A, Class A1, 6.65%, 07/19/34, (3-mo. SOFR +1.371%)(a)(b)	USD 250	250,525
Flatiron CLO 28 Ltd., 6.59%, 07/15/36, (3-mo. SOFR + 1.320%)(a)(b)	USD 500	501,791
Flatiron RR CLO 22 LLC, 7.16%, 10/15/34, (3-mo. SOFR + 1.861%)(a)(b)	USD 250	250,206
Ford Credit Auto Owner Trust
5.27%, 05/17/27	USD 142	142,240
5.28%, 02/15/36(a)	USD 166	169,705
4.87%, 08/15/36(a)(d)	USD 1,251	1,265,326
Ford Credit Floorplan Master Owner Trust A, 2.64%, 09/15/26	USD 245	243,023
Foundation Finance Trust
2.19%, 01/15/42(a)	USD 159	147,673
6.53%, 06/15/49(a)	USD 537	550,480
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Galaxy XIX CLO Ltd.
6.50%, 07/24/30, (3-mo. SOFR + 1.212%)(a)(b)	USD 599	$599,336
6.95%, 07/24/30, (3-mo. SOFR + 1.662%)(a)(b)	USD 500	500,500
Galaxy XV CLO Ltd.
7.01%, 10/15/30, (3-mo. SOFR + 1.711%)(a)(b)	USD 500	500,479
Series 2013-15A, Class ARR, 6.53%, 10/15/30, (3-mo. SOFR + 1.232%)(a)(b)	USD 1,946	1,946,952
Galaxy XX CLO Ltd., 6.54%, 04/20/31, (3-mo. SOFR + 1.262%)(a)(b)	USD 2,141	2,142,656
Galaxy XXI CLO Ltd., 6.56%, 04/20/31, (3-mo. SOFR + 1.282%)(a)(b)	USD 1,080	1,080,016
Galaxy XXV CLO Ltd., 7.28%, 04/25/36, (3-mo. SOFR + 2.000%)(a)(b)	USD 250	250,225
Galaxy XXVII CLO Ltd., 6.61%, 05/16/31, (3-mo. SOFR + 1.282%)(a)(b)	USD 475	475,406
Galaxy XXVIII CLO Ltd.
6.66%, 07/15/31, (3-mo. SOFR + 1.362%)(a)(b)	USD 1,532	1,533,061
7.16%, 07/15/31, (3-mo. SOFR + 1.861%)(a)(b)	USD 1,000	1,000,816
Generate CLO 2 Ltd., 6.69%, 01/22/31, (3-mo. SOFR + 1.412%)(a)(b)	USD 134	134,589
Generate CLO 4 Ltd., 6.71%, 07/20/37, (3-mo. SOFR + 1.430%)(a)(b)	USD 1,125	1,125,000
Generate CLO 7 Ltd., 6.90%, 04/22/37, (3-mo. SOFR + 1.620%)(a)(b)	USD 250	251,382
Generate CLO 8 Ltd., 6.74%, 10/20/34, (3-mo. SOFR + 1.461%)(a)(b)	USD 1,500	1,503,702
GMF Floorplan Owner Revolving Trust
6.49%, 06/15/28, (30-day Avg SOFR + 1.150%)(a)(b)	USD 920	929,193
5.83%, 06/15/30(a)	USD 188	190,528
6.09%, 03/15/29, (30-day Avg SOFR + 0.750%)(a)(b)	USD 7,500	7,499,949
GoldenTree Loan Management U.S. CLO 12 Ltd., 7.23%, 04/20/34, (3-mo. SOFR + 1.950%)(a)(b)	USD 250	250,034
Goldentree Loan Management U.S. Clo 15 Ltd., 7.68%, 10/20/36, (3-mo. SOFR + 2.400%)(a)(b)	USD 340	345,712
GoldenTree Loan Management U.S. CLO 6 Ltd., 6.60%, 04/20/35, (3-mo. SOFR + 1.320%)(a)(b)	USD 250	250,577
GoldenTree Loan Management U.S. CLO 8 Ltd., 6.69%, 10/20/34, (3-mo. SOFR + 1.412%)(a)(b)	USD 1,000	1,002,111
GoldentTree Loan Management U.S. CLO 1 Ltd., 7.68%, 04/20/37, (3-mo. SOFR + 2.400%)(a)(b)	USD 250	253,266
Golub Capital Partners 48 LP, 6.86%, 04/17/33, (3-mo. SOFR + 1.572%)(a)(b)	USD 750	750,930
Golub Capital Partners CLO 41B-R Ltd., 6.86%, 01/20/34, (3-mo. SOFR +1.581%)(a)(b)	USD 1,250	1,250,625
Golub Capital Partners CLO 55B Ltd., 6.74%, 07/20/34, (3-mo. SOFR +1.461%)(a)(b)	USD 3,250	3,257,137
Golub Capital Partners CLO 58B Ltd., 6.73%, 01/25/35, (3-mo. SOFR + 1.441%)(a)(b)	USD 1,000	1,001,493
Golub Capital Partners CLO 64B Ltd., 10.78%, 10/25/35, (3-mo. SOFR + 5.500%)(a)(b)	USD 1,000	1,014,626
Security	Par (000)	Value
Golub Capital Partners CLO 66B Ltd., 10.78%, 04/25/36, (3-mo. SOFR + 5.500%)(a)(b)	USD 5,000	$5,134,618
Golub Capital Partners CLO 74 B Ltd., 7.16%, 07/25/37, (3-mo. SOFR + 1.850%)(a)(b)	USD 950	951,276
GoodLeap Sustainable Home Solutions Trust, 4.95%, 07/20/49(a)	USD 188	177,432
Gracie Point International Funding, 8.45%, 09/01/26, (90-day Avg SOFR + 3.100%)(a)(b)	USD 1,700	1,719,529
Gracie Point International Funding LLC
7.60%, 03/01/27, (90-day Avg SOFR + 2.250%)(a)(b)	USD 916	919,040
7.30%, 09/01/26, (90-day Avg SOFR + 1.950%)(a)(b)	USD 1,866	1,879,156
7.05%, 03/01/28, (90-day Avg SOFR + 1.700%)(a)(b)	USD 4,510	4,526,716
GreenSky Home Improvement Trust
5.67%, 07/25/59(a)	USD 1,688	1,687,928
5.87%, 07/25/59(a)	USD 393	392,973
Greenwood Park CLO Ltd., 6.57%, 04/15/31, (3-mo. SOFR + 1.272%)(a)(b)	USD 538	538,537
HalseyPoint CLO 6 Ltd., 7.73%, 10/20/34, (3-mo. SOFR + 2.450%)(a)(b)	USD 1,250	1,253,931
Harvest CLO XXXII DAC, 7.30%, 07/25/37, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR 622	676,184
Henley CLO IV DAC, 6.69%, 04/25/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR 1,000	1,092,956
Henley CLO X DAC, 7.49%, 07/20/37, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 484	534,463
Hermitage PLC
6.45%, 04/21/33, (1-day SONIA + 1.250%)(b)(c)	GBP 300	385,725
6.10%, 04/21/33, (1-day SONIA + 0.900%)(b)(c)	GBP 900	1,158,068
9.10%, 04/21/33, (1-day SONIA + 3.900%)(b)(c)	GBP 100	128,574
7.55%, 04/21/33, (1-day SONIA + 2.350%)(b)(c)	GBP 100	128,575
6.80%, 04/21/33, (1-day SONIA + 1.600%)(b)(c)	GBP 100	128,576
Huntington Bank Auto Credit-Linked Notes Series, 6.74%, 05/20/32, (30-day Avg SOFR + 1.400%)(a)(b)	USD 1,142	1,144,618
Invesco CLO Ltd., 7.08%, 04/20/35, (3-mo. SOFR + 1.800%)(a)(b)	USD 500	499,385
KKR Financial CLO Ltd., 6.75%, 04/15/29, (3-mo. SOFR + 1.450%)(a)(b)	USD 2,000	1,999,972
Lendmark Funding Trust
1.90%, 11/20/31(a)	USD 280	259,758
3.41%, 11/20/31(a)	USD 710	636,967
5.62%, 07/20/32(a)	USD 300	299,553
5.60%, 05/20/33(a)	USD 240	239,619
8.69%, 05/20/33(a)	USD 1,070	1,112,363
5.53%, 06/21/32(a)	USD 2,000	2,022,359
6.40%, 06/21/32(a)	USD 1,957	1,988,513
7.21%, 06/21/32(a)	USD 5,241	5,401,969
Liberty Series, 5.54%, 05/25/32, (1-month BB Swap + 1.200%)(b)	AUD 445	291,017
Logan CLO II Ltd., 7.24%, 01/20/35, (3-mo. SOFR + 1.962%)(a)(b)	USD 250	250,179
Madison Park Funding LIX Ltd., 6.78%, 04/18/37, (3-mo. SOFR + 1.500%)(a)(b)	USD 2,000	2,008,155

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Madison Park Funding XLV Ltd., 7.26%, 07/15/34, (3-mo. SOFR +1.961%)(a)(b)	USD 250	$249,975
Madison Park Funding XVII Ltd. Series 2015-17A, Class AR2, 6.54%, 07/21/30, (3-mo. SOFR + 1.262%)(a)(b)	USD 2,081	2,081,564
Madison Park Funding XXIII Ltd. Series 2017-23A, Class AR, 6.50%, 07/27/31, (3-mo. SOFR + 1.232%)(a)(b)	USD 2,851	2,850,754
Madison Park Funding XXXI Ltd., 7.14%, 07/23/37, (3-mo. SOFR + 1.800%)(a)(b)	USD 1,000	1,001,000
Madison Park Funding XXXII Ltd.
6.54%, 01/22/31, (3-mo. SOFR + 1.262%)(a)(b)	USD 242	242,453
6.94%, 01/22/31, (3-mo. SOFR + 1.662%)(a)(b)	USD 1,500	1,500,000
Madison Park Funding XXXIII Ltd., 7.10%, 10/15/32, (3-mo. SOFR + 1.800%)(a)(b)	USD 475	474,803
Madison Park Funding XXXIV Ltd., 6.67%, 04/25/32, (3-mo. SOFR + 1.382%)(a)(b)	USD 409	408,950
Madison Park Funding XXXVI Ltd., 6.65%, 04/15/35, (3-mo. SOFR +1.350%)(a)(b)	USD 250	250,605
Mariner Finance Issuance Trust
2.19%, 08/21/34(a)	USD 33	32,343
6.45%, 10/20/37(a)	USD 597	598,881
2.33%, 03/20/36(a)	USD 350	320,818
7.11%, 10/22/35(a)	USD 774	794,958
6.70%, 10/22/35(a)	USD 400	406,897
7.90%, 10/22/35(a)	USD 1,395	1,442,439
8.85%, 10/22/35(a)	USD 2,725	2,836,575
2.10%, 11/20/36(a)	USD 1,987	1,842,674
3.42%, 11/20/36(a)	USD 1,177	1,044,283
1.86%, 03/20/36(a)	USD 480	449,602
5.13%, 09/22/36(a)	USD 1,600	1,599,804
6.77%, 09/22/36(a)	USD 102	101,981
Mercedes-Benz Auto Receivables Trust, 5.09%, 01/15/26	USD 14	14,230
MF1 LLC, 7.08%, 03/19/39, (1-mo. CME Term SOFR + 1.737%)(a)(b)	USD 1,295	1,289,334
MidOcean Credit CLO XII Ltd., 6.62%, 04/18/36, (3-mo. SOFR + 1.34%)(a)(b)	USD 2,500	2,502,247
Mila BV
4.29%, 09/16/41	EUR 405	439,268
4.55%, 09/16/41, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR 100	108,347
Milos CLO Ltd., 6.61%, 10/20/30, (3-mo. SOFR + 1.332%)(a)(b)	USD 481	482,001
MMAF Equipment Finance LLC, 5.10%, 07/13/49(a)	USD 1,677	1,697,571
Mosaic Solar Loan Trust
1.64%, 04/22/47(a)	USD 320	264,812
4.01%, 06/22/43(a)	USD 42	39,316
6.40%, 05/20/53(a)	USD 143	147,574
4.20%, 02/22/44(a)	USD 140	129,881
Navient Private Education Loan Trust
7.04%, 10/15/31, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD 213	213,985
3.61%, 12/15/59(a)	USD 48	46,933
6.89%, 07/16/40, (1-mo. CME Term SOFR + 1.564%)(a)(b)	USD 717	718,536
Navient Private Education Refi Loan Trust
3.42%, 01/15/43(a)	USD 67	65,363
5.51%, 10/15/71(a)	USD 269	272,296
Security	Par (000)	Value
3.33%, 05/15/69(a)	USD 100	$84,622
7.04%, 11/15/68, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD 367	370,581
6.34%, 01/15/43, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 67	66,522
6.49%, 12/15/59, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 694	694,309
0.84%, 05/15/69(a)	USD 358	320,440
5.66%, 10/15/72(a)	USD 6,771	6,892,866
Series 2020-IA, Class A1B, 6.44%, 04/15/69, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD 2,258	2,258,296
Series 2021-DA, Class A, 6.51%, 04/15/60, (PRIME - 1.990%)(a)(b)	USD 837	805,321
Navient Student Loan Trust, 7.04%, 03/15/72, (30-day Avg SOFR + 1.700%)(a)(b)	USD 1,036	1,044,422
Nelnet Student Loan Trust
6.49%, 04/20/62, (1-mo. CME Term SOFR + 1.144%)(a)(b)	USD 1,764	1,751,799
2.85%, 04/20/62(a)	USD 300	256,837
6.20%, 04/20/62, (1-mo. CME Term SOFR + 0.854%)(a)(b)	USD 3,778	3,755,674
3.36%, 04/20/62(a)	USD 664	549,953
6.15%, 04/20/62, (1-mo. CME Term SOFR + 0.804%)(a)(b)	USD 315	312,760
1.36%, 04/20/62(a)	USD 606	557,177
7.60%, 11/25/53, (30-day Avg SOFR + 2.250%)(a)(b)	USD 447	446,092
2.85%, 04/20/62(a)	USD 1,483	1,269,639
1.63%, 04/20/62(a)	USD 249	230,115
Series 2021-A, Class A1, 6.26%, 04/20/62, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 293	291,816
Series 2021-BA, Class AFL, 6.24%, 04/20/62, (1-mo. CME Term SOFR + 0.894%)(a)(b)	USD 1,605	1,593,160
Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class AR2, 6.56%, 01/28/30, (3-mo. SOFR + 1.292%)(a)(b)	USD 750	750,289
Neuberger Berman CLO XV
6.48%, 10/15/29, (3-mo. SOFR + 1.182%)(a)(b)	USD 2,055	2,134,773
6.91%, 10/15/29, (3-mo. SOFR + 1.612%)(a)(b)	USD 250	250,125
Neuberger Berman CLO XX Ltd., 6.72%, 07/15/34, (3-mo. SOFR + 1.422%)(a)(b)	USD 500	500,655
Neuberger Berman Loan Advisers CLO 26 Ltd., 6.46%, 10/18/30, (3-mo. SOFR + 1.182%)(a)(b)	USD 3,989	3,990,868
Neuberger Berman Loan Advisers CLO 31 Ltd., 6.58%, 04/20/31, (3-mo. SOFR + 1.302%)(a)(b)	USD 248	247,670
Neuberger Berman Loan Advisers CLO 32 Ltd.
6.94%, 01/20/32, (3-mo. SOFR + 1.662%)(a)(b)	USD 225	224,768
6.53%, 01/20/32, (3-mo. SOFR + 1.252%)(a)(b)	USD 2,158	2,159,845
Neuberger Berman Loan Advisers CLO 34 Ltd., 6.52%, 01/20/35, (3-mo. SOFR + 1.240%)(a)(b)	USD 2,000	2,001,593
Neuberger Berman Loan Advisers CLO 37 Ltd., 6.51%, 07/20/31, (3-mo. SOFR + 1.232%)(a)(b)	USD 1,827	1,829,784
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Neuberger Berman Loan Advisers CLO 40 Ltd., 6.61%, 04/16/33, (3-mo. SOFR + 1.322%)(a)(b)	USD 1,539	$1,540,804
Neuberger Berman Loan Advisers CLO 45 Ltd., 6.69%, 10/14/35, (3-mo. SOFR + 2.832%)(a)(b)	USD 255	255,256
Neuberger Berman Loan Advisers Euro Clo 6 DAC, 7.49%, 07/15/37, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 588	643,824
New Mountain CLO 4 Ltd., 7.23%, 04/20/36, (3-mo. SOFR + 1.950%)(a)(b)	USD 1,000	1,000,941
Newday Funding Master Issuer PLC - Series
6.11%, 07/15/32, (1-day SONIA + 0.900%)(b)(c)	GBP 710	913,478
7.86%, 07/15/32, (1-day SONIA + 2.650%)(b)(c)	GBP 142	182,624
7.11%, 07/15/32, (1-day SONIA + 1.900%)(b)(c)	GBP 100	128,609
6.61%, 07/15/32, (1-day SONIA + 1.400%)(b)(c)	GBP 100	128,610
Noria DE
4.55%, 02/25/43, (1-mo. EURIBOR + 0.950%)(b)	EUR 400	433,289
4.85%, 02/25/43, (1-mo. EURIBOR + 1.250%)(b)	EUR 200	216,645
5.25%, 02/25/43, (1-mo. EURIBOR + 1.650%)(b)	EUR 100	108,290
7.15%, 02/25/43, (1-mo. EURIBOR + 3.550%)(b)	EUR 100	108,225
NYACK Park CLO Ltd., 6.66%, 10/20/34, (3-mo. SOFR +1.381%)(a)(b)	USD 252	252,337
NYMT Trust, 7.38%, 05/25/64(a)(d)	USD 1,900	1,892,527
Oaktree CLO Ltd., 6.85%, 07/15/33, (3-mo. SOFR + 1.550%)(a)(b)	USD 1,000	1,000,918
OCP CLO Ltd.
6.57%, 04/10/33, (3-mo. SOFR + 1.262%)(a)(b)	USD 1,954	1,957,456
7.09%, 11/20/30, (3-mo. SOFR + 1.761%)(a)(b)	USD 680	680,000
6.55%, 01/15/33, (3-mo. SOFR + 1.250%)(a)(b)	USD 1,000	1,001,800
6.62%, 04/26/31, (3-mo. SOFR + 1.342%)(a)(b)	USD 844	844,173
7.24%, 07/20/34, (3-mo. SOFR + 1.962%)(a)(b)	USD 1,000	1,001,394
6.66%, 07/20/29, (3-mo. SOFR + 2.832%)(a)(b)	USD 133	132,705
7.84%, 04/17/36, (3-mo. SOFR + 2.550%)(a)(b)	USD 500	503,750
6.77%, 01/17/32, (3-mo. SOFR + 1.482%)(a)(b)	USD 986	987,003
6.70%, 07/20/37, (3-mo. SOFR + 1.400%)(a)(b)	USD 2,750	2,769,893
0.01%, 07/20/37, (3-mo. SOFR + 1.700%)(a)(b)	USD 680	680,000
1.00%, 07/20/37, (3-mo. SOFR + 3.100%)(a)(b)	USD 1,260	1,260,000
12.09%, 04/23/37, (3-mo. SOFR + 6.760%)(a)(b)	USD 1,200	1,224,023
Series 2017-13A, 6.52%, 07/15/30, (3-mo. SOFR + 1.222%)(a)(b)	USD 2,304	2,303,886
Security	Par (000)	Value
Octagon Investment Partners 18-R Ltd., 6.51%, 04/16/31, (3-mo. SOFR + 1.222%)(a)(b)	USD 2,049	$2,051,571
Octagon Investment Partners 32 Ltd.
6.51%, 07/15/29, (3-mo. SOFR + 1.212%)(a)(b)	USD 969	969,581
7.14%, 07/15/29, (3-mo. SOFR + 1.842%)(a)(b)	USD 1,000	1,001,184
Octagon Investment Partners 35 Ltd., 6.60%, 01/20/31, (3-mo. SOFR + 1.322%)(a)(b)	USD 322	322,516
Octagon Investment Partners 36 Ltd., 6.53%, 04/15/31, (3-mo. SOFR + 1.232%)(a)(b)	USD 525	525,897
Octagon Investment Partners 48 Ltd., 6.69%, 10/20/34, (3-mo. SOFR + 1.412%)(a)(b)	USD 3,000	3,002,860
Octagon Investment Partners XVI Ltd., 6.57%, 07/17/30, (3-mo. SOFR + 1.282%)(a)(b)	USD 874	874,186
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class A1R2, 6.55%, 01/25/31, (3-mo. SOFR + 1.262%)(a)(b)	USD 958	957,705
Octagon Investment Partners XXI Ltd., 6.58%, 02/14/31, (3-mo. SOFR + 1.262%)(a)(b)	USD 5,100	5,100,872
OHA Credit Funding 10 Ltd., 6.67%, 01/18/36, (3-mo. SOFR + 1.392%)(a)(b)	USD 250	250,652
OHA Credit Funding 2 Ltd., 6.69%, 04/21/34, (3-mo. SOFR + 1.412%)(a)(b)	USD 500	500,651
OHA Credit Funding 3 Ltd. Series 2019 3A, Class AR, 6.68%, 07/02/35, (3-mo. SOFR +1.401%)(a)(b)	USD 750	751,035
OHA Credit Funding 6 Ltd., 8.69%, 07/20/34, (3-mo. SOFR + 3.412%)(a)(b)	USD 1,000	1,002,577
OHA Credit Funding 9 Ltd., 7.24%, 07/19/35, (3-mo. SOFR + 1.962%)(a)(b)	USD 2,000	2,002,988
OHA Credit Partners XIV Ltd., 7.04%, 01/21/30, (3-mo. SOFR + 1.761%)(a)(b)	USD 625	625,000
OHA Credit Partners XVI, 6.69%, 10/18/34, (3-mo. SOFR + 1.412%)(a)(b)	USD 625	625,960
OHA Loan Funding Ltd.
6.69%, 01/19/37, (3-mo. SOFR + 1.412%)(a)(b)	USD 2,500	2,503,750
7.24%, 01/19/37, (3-mo. SOFR + 1.961%)(a)(b)	USD 500	500,623
6.80%, 07/20/37, (3-mo. SOFR + 1.460%)(a)(b)	USD 250	251,246
OneMain Direct Auto Receivables Trust
6.94%, 03/14/29, (30-day Avg SOFR + 1.600%)(a)(b)	USD 632	635,054
5.81%, 02/14/31(a)	USD 310	314,136
Onemain Financial Issuance Trust, 5.79%, 05/14/41(a)	USD 3,710	3,867,496
OneMain Financial Issuance Trust
3.14%, 10/14/36(a)	USD 350	333,816
2.47%, 06/16/36(a)	USD 500	433,962
4.89%, 10/14/34(a)	USD 1,893	1,883,049
5.94%, 05/15/34(a)	USD 620	623,825
1.75%, 09/14/35(a)	USD 500	472,311
5.50%, 06/14/38(a)	USD 2,310	2,364,960
1.95%, 06/16/36(a)	USD 200	179,536
2.21%, 09/14/35(a)	USD 392	359,912
7.52%, 09/15/36(a)	USD 595	618,598
6.84%, 09/15/36, (30-day Avg SOFR + 1.500%)(a)(b)	USD 4,250	4,311,628
3.66%, 10/14/36(a)	USD 225	206,981
6.17%, 09/15/36(a)	USD 323	333,166

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
7.49%, 06/14/38(a)	USD 595	$626,760
2.76%, 09/14/35(a)	USD 575	526,212
4.04%, 03/14/33(a)	USD 340	336,573
5.77%, 03/14/33(a)	USD 701	696,237
OZLM VI Ltd., 6.15%, 04/17/31, (3-mo. SOFR + 0.868%)(a)(b)	USD 3,107	3,109,820
OZLM XVIII Ltd.
6.58%, 04/15/31, (3-mo. SOFR + 1.282%)(a)(b)	USD 1,346	1,347,704
7.11%, 04/15/31, (3-mo. SOFR + 1.812%)(a)(b)	USD 500	500,750
Palmer Square CLO Ltd.
8.29%, 07/20/30, (3-mo. SOFR + 3.012%)(a)(b)	USD 1,000	1,002,085
6.55%, 10/17/31, (3-mo. SOFR + 1.262%)(a)(b)	USD 960	960,633
6.71%, 07/15/34, (3-mo. SOFR + 1.412%)(a)(b)	USD 7,146	7,155,402
7.08%, 07/20/35, (3-mo. SOFR +1.800%)(a)(b)	USD 250	250,265
6.73%, 11/14/34, (3-mo. SOFR + 1.412%)(a)(b)	USD 1,167	1,167,091
7.88%, 01/20/36, (3-mo. SOFR + 2.600%)(a)(b)	USD 250	251,891
7.21%, 01/15/35, (3-mo. SOFR + 1.912%)(a)(b)	USD 500	501,039
7.43%, 10/20/33, (3-mo. SOFR + 2.150%)(a)(b)	USD 250	251,947
7.09%, 07/20/30, (3-mo. SOFR + 1.812%)(a)(b)	USD 1,300	1,301,950
Series 2015-2, 6.64%, 07/20/30, (3-mo. SOFR + 1.362%)(a)(b)	USD 86	86,051
Series 2021-3A, Class A1, 6.71%, 01/15/35, (3-mo. SOFR + 1.412%)(a)(b)	USD 1,000	1,002,223
Palmer Square European CLO DAC, 7.69%, 01/15/38, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 372	409,982
Palmer Square European Loan Funding DAC, 1.00%, 05/15/34, (3-mo. EURIBOR + 3.150%)(b)(c)	EUR 730	790,042
Palmer Square Loan Funding Ltd.
6.34%, 07/20/29, (3-mo. SOFR + 1.062%)(a)(b)	USD 322	322,732
6.35%, 04/15/30, (3-mo. SOFR + 1.050%)(a)(b)	USD 104	104,314
6.84%, 05/20/29, (3-mo. SOFR + 1.512%)(a)(b)	USD 660	660,762
6.94%, 07/20/29, (3-mo. SOFR + 1.662%)(a)(b)	USD 1,690	1,690,798
6.90%, 04/15/31, (3-mo. SOFR + 1.600%)(a)(b)	USD 1,000	1,000,265
6.40%, 04/15/31, (3-mo. SOFR + 1.100%)(a)(b)	USD 544	544,665
6.57%, 10/15/30, (3-mo. SOFR + 1.270%)(a)(b)	USD 263	263,584
6.79%, 04/20/29, (3-mo. SOFR + 1.512%)(a)(b)	USD 1,528	1,528,932
7.34%, 04/20/29, (3-mo. SOFR + 2.062%)(a)(b)	USD 890	891,609
6.73%, 01/25/32, (3-mo. SOFR + 1.450%)(a)(b)	USD 1,710	1,710,533
6.42%, 08/08/32, (3-mo. SOFR + 1.08%)(a)(b)	USD 5,000	4,996,271
Security	Par (000)	Value
6.99%, 08/08/32, (3-mo. SOFR + 1.65%)(a)(b)	USD 3,000	$3,006,541
7.24%, 08/08/32, (3-mo. SOFR + 1.900%)(a)(b)	USD 1,000	999,976
8.29%, 08/08/32, (3-mo. SOFR + 2.950%)(a)(b)	USD 2,000	2,009,001
Park Blue CLO Ltd., 6.80%, 07/25/37, (3-mo. SOFR + 1.480%)(a)(b)	USD 2,365	2,377,549
PCL Funding IX PLC
6.11%, 07/16/29, (1-day SONIA + 0.900%)(b)(c)	GBP 1,142	1,468,889
6.51%, 07/16/29, (1-day SONIA + 1.300%)(b)(c)	GBP 100	128,728
Peace Park CLO Ltd. Series 2021 1A, Class A, 6.67%, 10/20/34, (3-mo. SOFR + 1.392%)(a)(b)	USD 287	287,569
Penta CLO 17 DAC, 1.00%, 08/15/38, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 685	741,341
PFS Financing Corp.
4.90%, 08/15/27(a)	USD 1,172	1,162,878
6.64%, 01/15/28, (30-day Avg SOFR + 1.300%)(a)(b)	USD 1,900	1,903,998
1.09%, 08/15/26(a)	USD 508	506,616
Pikes Peak CLO 8
6.71%, 07/20/34, (3-mo. SOFR + 1.432%)(a)(b)	USD 1,000	1,001,377
7.29%, 07/20/34, (3-mo. SOFR + 2.012%)(a)(b)	USD 1,000	1,006,437
Pony SA Compartment German Auto Loans
4.47%, 01/14/33, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR 100	108,253
4.14%, 01/14/33, (1-mo. EURIBOR + 0.520%)(b)(c)	EUR 1,200	1,300,123
4.82%, 01/14/33, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR 100	108,253
Post CLO Ltd., 7.31%, 10/15/34, (3-mo. SOFR + 2.012%)(a)(b)	USD 265	265,264
PRET LLC, 7.00%, 07/25/54(a)(d)	USD 2,400	2,399,999
Progress Residential Trust, 3.40%, 04/17/41(a)(b)	USD 2,089	1,917,562
Providus Clo VI DAC, 7.03%, 05/20/34, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR 1,000	1,091,464
Quarzo SRL
5.30%, 06/15/41, (3-mo. EURIBOR + 1.600%)(b)(c)	EUR 301	326,204
4.49%, 06/15/41, (3-mo. EURIBOR + 0.790%)(b)(c)	EUR 1,138	1,235,224
6.00%, 06/15/41, (3-mo. EURIBOR + 2.300%)(b)(c)	EUR 100	109,556
Rad CLO 10 Ltd., 6.94%, 04/23/34, (3-mo. SOFR + 1.661%)(a)(b)	USD 250	250,259
Rad CLO 18 Ltd., 7.25%, 04/15/36, (3-mo. SOFR + 1.950%)(a)(b)	USD 250	250,355
Rad CLO 24 Ltd., 2.05%, 07/20/37, (3-mo. SOFR + 2.000%)(a)(b)	USD 1,000	1,011,613
Rad CLO 5 Ltd., 6.67%, 07/24/32, (3-mo. SOFR + 1.382%)(a)(b)	USD 2,000	2,005,102
Rad CLO 7 Ltd., 6.64%, 04/17/36, (3-mo. SOFR + 1.350%)(a)(b)	USD 1,500	1,508,086
Recette CLO Ltd., 6.62%, 04/20/34, (3-mo. SOFR + 1.342%)(a)(b)	USD 2,000	2,000,098
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Regatta VI Funding Ltd., 6.70%, 04/20/34, (3-mo. SOFR + 1.422%)(a)(b)	USD 2,000	$2,001,068
Regatta XII Funding Ltd., 6.66%, 10/15/32, (3-mo. SOFR + 2.832%)(a)(b)	USD 2,000	2,001,429
Regatta XV Funding Ltd.
6.48%, 10/25/31, (3-mo. SOFR + 1.200%)(a)(b)	USD 546	545,988
6.83%, 10/25/31, (3-mo. SOFR + 1.550%)(a)(b)	USD 665	665,260
Regatta XVIII Funding Ltd.
7.01%, 01/15/34, (3-mo. SOFR + 1.712%)(a)(b)	USD 2,855	2,857,234
6.66%, 01/15/34, (3-mo. SOFR + 1.392%)(a)(b)	USD 500	500,500
Regatta XX Funding Ltd., 6.72%, 10/15/34, (3-mo. SOFR + 1.422%)(a)(b)	USD 1,000	1,002,618
Regatta XXIV Funding Ltd., 6.69%, 01/20/35, (3-mo. SOFR +1.411%)(a)(b)	USD 1,000	1,000,695
Regatta XXVIII Funding Ltd., 6.83%, 04/25/37, (3-mo. SOFR + 1.550%)(a)(b)	USD 750	754,211
Regional Management Issuance Trust
3.07%, 03/15/32(a)	USD 1,076	1,046,441
7.10%, 11/17/32(a)	USD 287	288,565
2.34%, 10/15/30(a)	USD 482	478,106
1.68%, 03/17/31(a)	USD 4,073	3,974,400
1.90%, 08/15/33(a)	USD 350	322,648
2.42%, 03/17/31(a)	USD 400	380,006
2.35%, 08/15/33(a)	USD 1,710	1,513,194
3.71%, 03/15/32(a)	USD 1,080	1,030,796
5.83%, 07/15/36(a)	USD 1,371	1,395,247
Republic Finance Issuance Trust
2.30%, 12/22/31(a)	USD 10,775	10,461,032
5.91%, 08/20/32(a)	USD 1,570	1,581,027
Rockford Tower CLO Ltd., 6.73%, 10/20/30, (3-mo. SOFR + 1.452%)(a)(b)	USD 481	480,651
RR 1 LLC
6.71%, 07/15/35, (3-mo. SOFR + 1.412%)(a)(b)	USD 1,125	1,125,357
7.16%, 07/15/35, (3-mo. SOFR + 1.861%)(a)(b)	USD 250	250,105
RR 16 Ltd., 6.67%, 07/15/36, (3-mo. SOFR + 1.372%)(a)(b)	USD 250	250,558
RR 18 Ltd., 7.16%, 10/15/34, (3-mo. SOFR + 1.861%)(a)(b)	USD 500	500,389
RR 19 Ltd., 6.70%, 10/15/35, (3-mo. SOFR + 1.402%)(a)(b)	USD 500	501,054
RR 3 Ltd. Series 2018-3A, Class A1R2, 6.65%, 01/15/30, (3-mo. SOFR + 1.362%)(a)(b)	USD 1,197	1,197,643
RR 4 Ltd., 7.11%, 04/15/30, (3-mo. SOFR + 1.812%)(a)(b)	USD 595	596,285
RR 8 Ltd., 6.67%, 07/15/37, (3-mo. SOFR + 1.50%)(a)(b)	USD 500	501,367
RR15 Ltd., 7.01%, 04/15/36, (3-mo. SOFR + 1.711%)(a)(b)	USD 300	299,839
RRX 4 Ltd. Series 2021 4A, Class A1, 6.76%, 07/15/34, (3-mo. SOFR +1.461%)(a)(b)	USD 250	250,519
RRX 5 Ltd., 7.36%, 07/15/34, (3-mo. SOFR + 2.062%)(a)(b)	USD 1,000	1,006,933
Sandstone Peak Ltd., 7.36%, 10/15/34, (3-mo. SOFR + 2.062%)(a)(b)	USD 2,000	2,001,598
Security	Par (000)	Value
SCF Rahoituspalvelut XIII DAC
4.36%, 06/25/34, (1-mo. EURIBOR + 0.580%)(b)(c)	EUR 500	$542,404
4.78%, 06/25/34, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR 100	108,402
5.18%, 06/25/34, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR 100	108,589
Service Experts Issuer LLC
2.67%, 02/02/32(a)	USD 46	43,773
6.39%, 11/20/35(a)	USD 1,162	1,182,237
Signal Peak CLO 8 Ltd., 6.81%, 04/20/33, (3-mo. SOFR + 1.532%)(a)(b)	USD 1,000	1,001,314
Sixth Street CLO XIX Ltd., 7.24%, 07/20/34, (3-mo. SOFR + 1.961%)(a)(b)	USD 500	500,048
Sixth Street CLO XX Ltd., 7.19%, 10/20/34, (3-mo. SOFR + 1.912%)(a)(b)	USD 250	250,427
SLM Private Credit Student Loan Trust
5.84%, 12/16/41, (3-mo. SOFR + 0.502%)(b)	USD 455	449,718
6.03%, 09/15/33, (3-mo. SOFR + 0.692%)(b)	USD 287	283,761
Series 2004-A, Class A3, 6.00%, 06/15/33, (3-mo. SOFR + 0.662%)(b)	USD 427	424,645
Series 2005-A, Class A4, 5.91%, 12/15/38, (3-mo. SOFR + 0.572%)(b)	USD 1,676	1,651,792
Series 2006-A, Class A5, 5.89%, 06/15/39, (3-mo. SOFR + 0.552%)(b)	USD 91	88,466
SLM Private Education Loan Trust, 10.19%, 10/15/41, (1-mo. CME Term SOFR + 4.864%)(a)(b)	USD 209	218,664
SMB Private Education Loan Trust
3.44%, 07/15/36(a)	USD 152	147,594
2.76%, 07/15/53(a)	USD 1,016	889,731
2.31%, 01/15/53(a)	USD 1,939	1,837,453
6.24%, 01/15/53, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 933	928,233
2.30%, 01/15/53(a)	USD 1,349	1,281,527
6.79%, 02/16/55, (30-day Avg SOFR + 1.450%)(a)(b)	USD 1,519	1,527,451
6.44%, 06/15/37, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD 221	221,936
4.48%, 05/16/50(a)	USD 600	590,272
1.59%, 01/15/53(a)	USD 92	82,851
7.14%, 10/16/56, (30-day Avg SOFR + 1.800%)(a)(b)	USD 1,767	1,804,000
2.84%, 06/15/37(a)	USD 257	246,552
1.34%, 03/17/53(a)	USD 44	40,670
2.23%, 09/15/37(a)	USD 148	140,224
6.19%, 10/15/35, (1-mo. CME Term SOFR + 0.864%)(a)(b)	USD 162	162,191
5.67%, 11/15/52(a)	USD 2,004	2,048,148
6.89%, 11/15/52, (30-day Avg SOFR + 1.550%)(a)(b)	USD 205	207,856
6.27%, 09/15/37, (1-mo. CME Term SOFR + 0.945%)(a)(b)	USD 123	122,521
6.16%, 01/15/37, (1-mo. CME Term SOFR + 0.834%)(a)(b)	USD 233	231,965
3.50%, 09/15/43(a)	USD 54	53,117
3.50%, 06/17/41(a)	USD 100	96,448
6.17%, 01/15/53, (1-mo. CME Term SOFR + 0.844%)(a)(b)	USD 320	318,273
6.54%, 09/15/34, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD 62	61,901
3.50%, 02/15/36(a)	USD 43	41,964

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.31%, 07/15/36, (1-mo. CME Term SOFR + 0.984%)(a)(b)	USD 289	$288,397
6.31%, 09/15/54, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD 696	693,747
2.50%, 09/15/54(a)	USD 380	320,905
6.84%, 01/15/53, (30-day Avg SOFR + 1.500%)(a)(b)	USD 1,499	1,512,351
1.07%, 01/15/53(a)	USD 427	381,248
6.54%, 07/15/53, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD 231	231,348
6.79%, 03/15/56, (30-day Avg SOFR + 1.450%)(a)(b)	USD 10,482	10,626,711
5.88%, 03/15/56(a)	USD 1,802	1,834,215
6.31%, 09/15/54, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD 3,091	3,082,801
6.24%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 237	236,114
6.15%, 10/15/58(a)	USD 1,927	1,957,842
5.24%, 03/15/56(a)	USD 2,325	2,357,648
1.39%, 01/15/53(a)	USD 281	251,144
6.44%, 06/17/52, (30-day Avg SOFR + 1.100%)(a)(b)	USD 1,946	1,947,213
3.25%, 11/16/54(a)	USD 555	506,086
Series 2017-A, Class A2B, 6.34%, 09/15/34, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 60	60,346
SoFi Personal Loan Trust
6.00%, 11/12/30(a)	USD 108	108,948
6.06%, 02/12/31(a)	USD 1,317	1,327,434
SoFi Professional Loan Program LLC
3.59%, 01/25/48(a)	USD 37	36,244
3.12%, 05/15/46(a)	USD 365	309,642
3.61%, 09/25/40(a)	USD 1,663	1,539,630
Sound Point CLO XXXII Ltd., 6.70%, 10/25/34, (3-mo. SOFR + 1.412%)(a)(b)	USD 3,000	2,998,050
Subway Funding LLC, 6.03%, 07/30/54(a)	USD 1,112	1,138,228
Sycamore Tree CLO Ltd.
6.74%, 04/20/36, (3-mo. SOFR + 1.420%)(a)(b)	USD 1,000	1,000,040
6.93%, 04/20/37, (3-mo. SOFR + 1.650%)(a)(b)	USD 1,000	1,003,342
7.43%, 04/20/37, (3-mo. SOFR + 2.150%)(a)(b)	USD 1,000	1,009,507
Symphony CLO 38 Ltd.
8.18%, 04/24/36, (3-mo. SOFR + 2.900%)(a)(b)	USD 250	252,911
11.28%, 04/24/36(a)	USD 1,260	1,267,943
Symphony CLO 44 Ltd., 11.48%, 07/14/37, (3-mo. SOFR + 6.150%)(a)(b)	USD 1,000	1,006,783
Symphony CLO Ltd., 7.53%, 04/24/36, (3-mo. SOFR + 2.250%)(a)(b)	USD 250	253,288
Symphony CLO XIX Ltd., 6.51%, 04/16/31, (3-mo. SOFR + 1.222%)(a)(b)	USD 385	385,680
Symphony CLO XX Ltd., 6.84%, 01/16/32, (3-mo. SOFR + 1.550%)(a)(b)	USD 1,000	997,702
Symphony CLO XXII Ltd., 7.24%, 04/18/33, (3-mo. SOFR + 1.962%)(a)(b)	USD 250	250,379
TCI-Flatiron CLO Ltd.
6.39%, 01/17/32, (3-mo. SOFR + 1.100%)(a)(b)	USD 1,274	1,274,130
6.55%, 11/18/30, (3-mo. SOFR + 1.222%)(a)(b)	USD 949	949,398
Security	Par (000)	Value
TCI-Symphony CLO Ltd.
6.58%, 10/13/32, (3-mo. SOFR + 1.282%)(a)(b)	USD 2,163	$2,164,519
6.49%, 07/15/30, (3-mo. SOFR + 1.192%)(a)(b)	USD 245	245,251
Texas Debt Capital Euro CLO DAC, 7.30%, 07/16/38, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR 828	900,329
TICP CLO VI Ltd., 6.68%, 01/15/34, (3-mo. SOFR + 1.382%)(a)(b)	USD 250	250,392
TICP CLO VII Ltd., 7.20%, 04/15/33, (3-mo. SOFR + 1.900%)(a)(b)	USD 1,000	1,001,089
TICP CLO VIII Ltd., 7.24%, 10/20/34, (3-mo. SOFR + 1.962%)(a)(b)	USD 1,000	1,002,364
TICP CLO XII Ltd., 6.73%, 07/15/34, (3-mo. SOFR + 1.432%)(a)(b)	USD 250	250,243
TICP CLO XIV Ltd., 7.19%, 10/20/32, (3-mo. SOFR + 1.912%)(a)(b)	USD 1,250	1,252,473
Tikehau CLO VI DAC, 7.29%, 01/15/35, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR 1,000	1,086,914
Tikehau CLO XII DAC, 1.00%, 10/20/38, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 1,300	1,406,925
Trestles CLO II Ltd., 6.89%, 07/25/37, (3-mo. SOFR + 1.570%)(a)(b)	USD 750	750,624
Trestles CLO III Ltd., 6.87%, 01/20/33, (3-mo. SOFR + 1.592%)(a)(b)	USD 1,040	1,040,915
Trestles CLO V Ltd., 6.71%, 10/20/34, (3-mo. SOFR + 1.432%)(a)(b)	USD 250	250,088
TREVA Equipment Finance SA - Compartment
4.53%, 01/20/35, (1-mo. EURIBOR + 0.900%)(b)(c)	EUR 191	207,242
4.27%, 01/20/35, (1-mo. EURIBOR + 0.640%)(b)(c)	EUR 957	1,037,409
Tricon Residential Trust
4.75%, 04/17/41(a)	USD 1,818	1,773,567
4.50%, 08/17/41(a)	USD 1,378	1,328,398
Trimaran CAVU Ltd., 11.11%, 10/22/35, (3-mo. SOFR + 5.830%)(a)(b)	USD 1,000	1,014,038
Trinitas CLO XIV Ltd., 6.62%, 01/25/34, (3-mo. SOFR + 1.34%)(a)(b)	USD 855	855,791
Vantage Data Centers Jersey Borrower Spv Ltd., 6.17%, 05/28/39(c)	GBP 480	623,859
Verizon Master Trust, 4.83%, 12/22/31(a)	USD 345	348,291
Vista Point Securitization Trust, 6.68%, 05/25/54(a)(d)	USD 2,387	2,406,359
Voya CLO Ltd.
7.20%, 10/17/32, (3-mo. SOFR + 1.912%)(a)(b)	USD 250	250,214
6.62%, 04/15/31, (3-mo. SOFR + 1.322%)(a)(b)	USD 5,916	5,923,284
6.57%, 04/17/30, (3-mo. SOFR + 1.282%)(a)(b)	USD 465	465,403
7.43%, 10/20/36, (3-mo. SOFR + 2.150%)(a)(b)	USD 400	402,798
6.56%, 07/15/31, (3-mo. SOFR + 1.262%)(a)(b)	USD 154	154,399
6.50%, 10/15/31, (3-mo. SOFR + 1.200%)(a)(b)	USD 1,987	1,992,312
6.48%, 07/20/32, (3-mo. SOFR + 1.200%)(a)(b)	USD 2,000	2,000,294
6.43%, 10/20/31, (3-mo. SOFR + 1.150%)(a)(b)	USD 1,724	1,725,216
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.43%, 10/18/31, (3-mo. SOFR + 1.150%)(a)(b)	USD 1,317	$1,317,709
6.53%, 04/18/31, (3-mo. SOFR + 1.252%)(a)(b)	USD 2,612	2,614,236
6.84%, 04/19/31, (3-mo. SOFR + 1.562%)(a)(b)	USD 1,050	1,051,099
Voya Euro CLO IV DAC, 6.79%, 10/15/34, (3-mo. EURIBOR + 3.100%)(b)(c)	EUR 500	543,178
Voya Ltd. Series 2012-4, 6.56%, 10/15/30, (3-mo. SOFR + 1.262%)(a)(b)	USD 111	110,931
Whitebox CLO II Ltd.
6.77%, 10/24/34, (3-mo. SOFR + 1.482%)(a)(b)	USD 250	250,244
7.30%, 10/24/34, (3-mo. SOFR + 2.012%)(a)(b)	USD 250	251,353
Whitebox CLO IV Ltd., 7.88%, 04/20/36, (3-mo. SOFR + 2.600%)(a)(b)	USD 1,000	1,010,942
Total Asset-Backed Securities — 17.8% (Cost: $639,783,065)		643,268,832
Collaterized Mortgage Obligations
Asset-Backed Securities — 0.6%
Bayview MSR Opportunity Master Fund Trust, 3.00%, 10/25/51(a)(b)	USD 5,337	4,529,353
BINOM Securitization Trust, 2.03%, 06/25/56(a)(b)	USD 1,630	1,434,816
CSMC Trust, 4.82%, 06/25/67(a)(d)	USD 425	417,823
Edenbrook Mortgage Funding PLC, 6.07%, 03/22/57, (1-day SONIA + 0.870%)(b)(c)	GBP 572	735,531
EFMT, 6.65%, 03/25/69(a)(d)	USD 2,579	2,623,186
Flagstar Mortgage Trust
3.50%, 10/25/49(a)(b)	USD 160	142,318
3.50%, 10/25/49(a)(b)	USD 137	121,987
FWD Securitization Trust
2.24%, 01/25/50(a)(b)	USD 98	90,916
2.44%, 01/25/50(a)(b)	USD 590	548,956
JP Morgan Mortgage Trust
2.50%, 12/25/51(a)(b)	USD 2,572	2,096,727
3.00%, 12/25/51(a)(b)	USD 3,183	2,709,804
5.99%, 07/25/64(a)(b)	USD 2,427	2,446,732
RCKT Mortgage Trust, 6.59%, 05/25/44(a)(b)	USD 1,940	1,967,192
TRK Trust, 4.36%, 06/25/57(a)(d)	USD 1,612	1,471,786
Verus Securitization Trust, 6.12%, 03/25/69(a)(d)	USD 2,318	2,339,395
		23,676,522
Mortgage-Backed Securities — 14.0%
A&D Mortgage Trust, 6.20%, 02/25/69(a)(d)	USD 921	925,623
Angel Oak Mortgage Trust
0.99%, 04/25/66(a)(b)	USD 4,546	3,837,392
1.19%, 04/25/66(a)(b)	USD 281	238,371
1.45%, 04/25/66(a)(b)	USD 1,498	1,273,956
3.35%, 01/25/67(a)(b)	USD 206	193,281
4.80%, 11/26/68(a)(d)	USD 2,845	2,793,362
5.21%, 08/25/68(a)(d)	USD 1,366	1,353,165
5.99%, 01/25/69(a)(d)	USD 1,880	1,892,138
6.20%, 01/25/69(a)(d)	USD 2,245	2,268,594
AOMT, 4.65%, 11/25/67(a)(d)	USD 990	967,397
Arbor Multifamily Mortgage Securities Trust, 1.75%, 05/15/53(a)	USD 190	130,965
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
ARES Commercial Mortgage Trust, 7.02%, 07/15/41, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD 7,690	$7,675,581
Arroyo Mortgage Trust, 4.95%, 07/25/57(a)(d)	USD 796	794,959
ARZ Trust, 5.77%, 06/11/29(a)	USD 2,430	2,483,618
Atlas Funding PLC
6.07%, 09/20/61(c)	GBP 668	859,984
6.52%, 09/20/61, (1-day SONIA + 1.300%)(b)(c)	GBP 101	129,941
6.77%, 09/20/61, (1-day SONIA + 1.550%)(b)(c)	GBP 100	128,340
BAMLL Commercial Mortgage Securities Trust, 7.34%, 03/15/37, (1-mo. CME Term SOFR + 2.014%)(a)(b)	USD 1,500	1,499,990
Bank of America Merrill Lynch Commercial Mortgage Trust, 3.75%, 02/15/50	USD 420	401,015
Bank5 Trust, 6.23%, 05/15/57	USD 3,770	3,956,538
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 6.25%, 03/15/37, (1-mo. CME Term SOFR + 0.919%)(a)(b)	USD 2,000	1,880,000
Beast Mortgage Trust
6.19%, 04/15/36, (1-mo. CME Term SOFR + 0.864%)(a)(b)	USD 2,415	2,384,304
7.54%, 04/15/36, (1-mo. CME Term SOFR + 2.214%)(a)(b)	USD 67	64,825
Benchmark Mortgage Trust, 0.81%, 07/15/56(b)	USD 2,999	84,628
BFLD Mortgage Trust, 7.19%, 07/15/41, (1-mo. CME Term SOFR + 1.890%)(a)(b)	USD 3,300	3,292,781
BHMS Mortgage Trust
6.88%, 07/15/35, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD 3,945	3,939,776
7.13%, 07/15/35, (1-mo. CME Term SOFR + 1.797%)(a)(b)	USD 235	233,642
BLP Commercial Mortgage Trust, 6.67%, 03/15/41, (1-mo. CME Term SOFR + 1.342%)(a)(b)	USD 3,325	3,296,942
BPR Trust, 6.49%, 09/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 5,573	5,527,223
BRAVO Residential Funding Trust
4.35%, 01/25/60(a)(d)	USD 1,486	1,435,645
4.35%, 01/25/60(a)(d)	USD 991	952,902
6.19%, 03/25/64(a)(d)	USD 2,359	2,381,404
6.29%, 02/25/64(a)(d)	USD 1,882	1,900,920
BWAY Mortgage Trust, 2.81%, 03/10/33(a)	USD 321	317,235
BX Commercial Mortgage Trust
6.10%, 05/15/38, (1-mo. CME Term SOFR + 0.767%)(a)(b)	USD 4,506	4,458,066
6.11%, 06/15/38, (1-mo. CME Term SOFR + 0.784%)(a)(b)	USD 1,710	1,691,474
6.34%, 02/15/39, (1-mo. CME Term SOFR + 1.012%)(a)(b)	USD 1,367	1,349,541
6.37%, 10/15/37, (1-mo. CME Term SOFR + 1.044%)(a)(b)	USD 389	386,373
6.72%, 03/15/41, (1-mo. CME Term SOFR + 1.392%)(a)(b)	USD 5,361	5,323,858
6.77%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD 6,295	6,263,386
6.77%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD 3,325	3,308,375
6.87%, 05/15/34, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 3,130	3,107,503

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.97%, 05/15/41, (1-mo. CME Term SOFR + 1.641%)(a)(b)	USD 3,345	$3,334,447
6.99%, 08/15/39, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD 7,230	7,220,962
7.09%, 12/09/40, (1-mo. CME Term SOFR + 1.761%)(a)(b)	USD 6,580	6,583,734
7.14%, 10/15/37, (1-mo. CME Term SOFR + 1.814%)(a)(b)	USD 788	776,672
8.02%, 03/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 2,158	2,138,157
8.47%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	USD 2,900	2,905,438
8.47%, 02/15/39, (1-mo. CME Term SOFR + 3.140%)(a)(b)	USD 886	884,522
9.07%, 02/15/39, (1-mo. CME Term SOFR + 3.738%)(a)(b)	USD 1,500	1,480,948
9.22%, 06/15/27, (1-mo. CME Term SOFR + 3.889%)(a)(b)	USD 600	602,438
BX Trust
6.14%, 01/15/34, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD 5,314	5,260,886
6.18%, 01/15/39, (1-mo. CME Term SOFR + 0.850%)(a)(b)	USD 4,850	4,777,250
6.24%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 4,300	4,257,405
6.33%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD 3,385	3,342,687
6.43%, 05/15/35, (1-mo. CME Term SOFR + 1.097%)(a)(b)	USD 1,435	1,429,619
6.64%, 01/15/34, (1-mo. CME Term SOFR + 1.314%)(a)(b)	USD 115	113,182
6.77%, 04/15/41, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD 5,211	5,175,485
6.79%, 02/15/36, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD 100	97,281
6.82%, 07/15/29, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD 4,540	4,532,376
6.82%, 04/15/37, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD 1,111	1,108,211
6.85%, 05/15/35, (1-mo. CME Term SOFR + 1.517%)(a)(b)	USD 1,540	1,532,300
6.87%, 06/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 1,200	1,194,372
6.91%, 01/15/39, (1-mo. CME Term SOFR + 1.580%)(a)(b)	USD 60	58,838
7.09%, 10/15/36, (1-mo. CME Term SOFR + 1.760%)(a)(b)	USD 400	393,250
7.42%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	USD 2,460	2,456,925
7.49%, 08/15/39, (1-mo. CME Term SOFR + 2.165%)(a)(b)	USD 2,414	2,420,447
7.99%, 08/15/41, (1-mo. CME Term SOFR + 2.664%)(a)(b)	USD 250	250,274
8.02%, 05/15/38, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 3,500	3,510,937
8.02%, 04/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 1,769	1,754,882
8.67%, 05/15/38, (1-mo. CME Term SOFR + 3.339%)(a)(b)	USD 1,000	1,003,125
9.39%, 08/15/43, (1-mo. CME Term SOFR + 4.061%)(a)(b)	USD 981	975,641
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Cali, 7.22%, 07/15/41, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD 2,960	$2,952,600
CD Mortgage Trust, 4.51%, 08/15/51(b)	USD 430	412,958
CEDR Commercial Mortgage Trust, 6.32%, 02/15/39, (1-mo. CME Term SOFR + 0.988%)(a)(b)	USD 300	279,000
CENT Trust, 7.95%, 09/15/38, (1-mo. CME Term SOFR + 2.620%)(a)(b)	USD 2,750	2,758,594
CFCRE Commercial Mortgage Trust, 3.69%, 05/10/58	USD 435	417,716
CFK Trust, 2.39%, 03/15/39(a)	USD 500	447,240
Chase Home Lending Mortgage Trust
6.00%, 01/25/55(a)(b)	USD 1,879	1,881,649
6.00%, 02/25/55(a)(b)	USD 4,599	4,609,775
6.00%, 02/25/55(a)(b)	USD 1,789	1,804,651
CHNGE Mortgage Trust, 3.01%, 01/25/67(a)(b)	USD 2,055	1,921,518
CIM Trust, 1.43%, 07/25/61(a)(b)	USD 2,349	2,053,318
Citigroup Commercial Mortgage Trust
2.46%, 11/10/42(a)	USD 833	708,559
2.86%, 11/10/42(a)	USD 100	86,243
3.58%, 04/10/49	USD 1,000	958,083
4.41%, 06/10/51(b)	USD 425	410,107
5.82%, 10/12/40(a)(b)	USD 2,310	2,347,240
COAST Commercial Mortgage Trust, 7.92%, 08/15/36, (1-mo. CME Term SOFR + 2.591%)(a)(b)	USD 245	243,697
Cold Storage Trust
8.94%, 11/15/37, (1-mo. CME Term SOFR + 3.607%)(a)(b)	USD 133	132,565
Series 2020-ICE5, Class A, 6.34%, 11/15/37, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 516	514,457
COLT Mortgage Loan Trust
1.21%, 07/27/54(a)	USD 1,012	888,451
2.02%, 04/27/65(a)(b)	USD 165	158,198
3.70%, 03/25/65(a)(b)	USD 1,500	1,429,157
5.84%, 02/25/69(a)(d)	USD 1,783	1,790,844
6.13%, 04/25/69(a)(d)	USD 2,361	2,379,514
Commission Mortgage Trust
3.53%, 02/10/48	USD 50	49,239
3.80%, 09/10/50	USD 400	370,319
3.83%, 02/10/48(b)	USD 205	194,635
7.17%, 06/15/41, (1-mo. CME Term SOFR + 1.841%)(a)(b)	USD 2,500	2,472,656
Series 2015-CR22, Class AM, 3.60%, 03/10/48(b)	USD 325	308,348
Series 2015-CR24, Class A5, 3.70%, 08/10/48	USD 100	98,135
CONE Trust
6.94%, 08/15/26, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD 2,980	2,973,471
9.19%, 08/15/26, (1-mo. CME Term SOFR + 3.888%)(a)(b)	USD 690	688,703
Cross Mortgage Trust
5.85%, 08/26/69(a)	USD 2,020	2,020,035
6.09%, 12/25/68(a)(d)	USD 909	916,450
6.09%, 04/25/69(a)(d)	USD 1,952	1,967,541
7.14%, 11/25/68(a)(d)	USD 874	893,282
CSAIL Commercial Mortgage Trust
3.59%, 12/15/52	USD 72	63,568
3.61%, 06/15/52	USD 915	827,312
4.17%, 11/15/48(b)	USD 720	697,699
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CSMC Trust
0.83%, 03/25/56(a)(b)	USD 2,742	$2,241,114
1.76%, 10/25/66(a)(b)	USD 90	77,785
2.13%, 02/25/43(a)(b)	USD 1,262	1,066,747
2.26%, 08/15/37(a)	USD 209	199,464
2.82%, 08/15/37(a)	USD 550	520,875
4.05%, 12/15/49(b)	USD 900	846,037
8.47%, 09/09/24, (1-mo. CME Term SOFR + 3.143%)(a)(b)	USD 615	614,995
DBGS, 7.20%, 08/15/39, (1-mo. CME Term SOFR + 1.882%)(a)(b)	USD 2,820	2,811,873
DBGS Mortgage Trust, 6.93%, 05/15/35, (1-mo. CME Term SOFR + 1.596%)(a)(b)	USD 475	468,326
DBJPM Mortgage Trust, 3.56%, 06/10/50(b)	USD 250	227,878
DBWF Mortgage Trust, 7.07%, 04/15/37, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD 2,000	1,992,500
DC Trust, 5.73%, 04/13/28(a)(b)	USD 1,240	1,246,329
Deephaven Residential Mortgage Trust, 1.19%, 08/25/66(a)(b)	USD 910	781,021
DK Trust, 6.83%, 03/15/34, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD 4,910	4,870,106
ELM Trust
5.80%, 06/10/39(a)(b)	USD 2,900	2,934,303
5.80%, 06/10/39(a)(b)	USD 2,900	2,934,303
EQT Trust, 5.33%, 07/05/41(a)(b)	USD 7,080	7,140,961
EverBank Mortgage Loan Trust, 2.50%, 03/25/43(a)(b)	USD 148	132,477
Exmoor Funding PLC
6.10%, 03/25/94, (1-day SONIA + 0.880%)(b)(c)	GBP 550	708,784
6.72%, 03/25/94, (1-day SONIA + 1.500%)(b)(c)	GBP 157	201,766
7.12%, 03/25/94, (1-day SONIA + 1.900%)(b)(c)	GBP 100	128,517
Extended Stay America Trust, Series 2021-ESH, Class A, 6.52%, 07/15/38, (1-mo. CME Term SOFR + 1.194%)(a)(b)	USD 5,629	5,607,743
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.26%, 06/25/33(b)	USD 4,245	94,312
0.56%, 12/25/27(b)	USD 69,374	1,101,385
Federal Home Loan Mortgage Corp. REMICS
6.55%, 06/25/54, (30-day Avg SOFR + 1.200%)(b)	USD 3,929	3,947,581
6.55%, 06/25/54, (30-day Avg SOFR + 1.200%)(b)	USD 5,281	5,308,011
6.60%, 03/25/54, (30-day Avg SOFR + 1.250%)(b)	USD 2,130	2,137,175
Federal Home Loan Mortgage Corp. STRIPS, 6.55%, 05/25/54, (30-day Avg SOFR + 1.200%)(b)	USD 5,871	5,878,768
Federal National Mortgage Association REMICS
6.40%, 06/25/54, (30-day Avg SOFR + 1.050%)(b)	USD 5,214	5,201,537
6.40%, 06/25/54, (30-day Avg SOFR + 1.050%)(b)	USD 6,315	6,312,531
6.44%, 08/25/54, (30-day Avg SOFR + 1.100%)(b)	USD 5,500	5,500,000
GCAT Trust
1.09%, 08/25/66(a)(b)	USD 2,466	2,032,960
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 05/25/66(a)(b)	USD 1,869	$1,594,634
2.89%, 12/27/66(a)(b)	USD 1,027	944,573
3.27%, 04/25/65(a)(d)	USD 264	248,883
3.34%, 02/25/67(a)(b)	USD 1,880	1,776,526
3.69%, 11/25/59(a)(b)	USD 942	904,227
3.94%, 04/25/65(a)(d)	USD 170	163,212
4.25%, 10/25/57(a)(b)	USD 4,529	4,265,781
5.71%, 08/25/67(a)(d)	USD 342	340,645
Great Wolf Trust, 6.87%, 03/15/39, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD 4,250	4,234,062
GS Mortgage Securities Corp. Trust
6.33%, 11/15/36, (1-mo. CME Term SOFR + 0.999%)(a)(b)	USD 3,010	2,969,553
6.84%, 12/15/36, (1-mo. CME Term SOFR + 1.514%)(a)(b)	USD 1,414	1,389,255
7.42%, 03/15/28, (1-mo. CME Term SOFR + 2.091%)(a)(b)	USD 3,290	3,292,056
7.43%, 09/10/38(a)(b)	USD 510	510,120
7.52%, 08/15/39, (1-mo. CME Term SOFR + 2.195%)(a)(b)	USD 2,111	2,111,660
8.12%, 03/15/28, (1-mo. CME Term SOFR + 2.790%)(a)(b)	USD 480	480,300
GS Mortgage Securities Corportation Trust
6.39%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 4,193	4,140,587
6.59%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD 100	97,751
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.40%, 07/10/48(b)	USD 205	195,613
GS Mortgage-Backed Securities Trust, 3.75%, 07/25/61(a)(b)	USD 988	945,125
GWT, 7.02%, 05/15/41, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD 3,960	3,957,525
Hawaii Hotel Trust, 6.78%, 05/15/38, (1-mo. CME Term SOFR + 1.447%)(a)(b)	USD 130	129,634
Hilton USA Trust, 3.72%, 11/05/38(a)	USD 200	192,311
HLTN Commercial Mortgage Trust, 6.87%, 05/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 4,445	4,428,331
HOMES Trust, 6.18%, 01/25/68(a)(d)	USD 392	392,769
HONO Mortgage Trust, 6.59%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD 2,200	2,128,543
HTL Commercial Mortgage Trust, 5.88%, 05/10/39(a)(b)	USD 2,840	2,865,127
Hudson Yards Mortgage Trust, 2.94%, 12/10/41(a)(b)	USD 110	97,245
INTOWN Mortgage Trust, 7.82%, 08/15/39, (1-mo. CME Term SOFR + 2.489%)(a)(b)	USD 4,045	4,052,584
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD 1,180	1,119,133
6.49%, 04/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 3,137	3,123,333
JP Morgan Mortgage Trust
0.00%, 08/25/50, (1-mo. CME Term SOFR + 3.886%)(a)(b)	USD 468	8,797
2.50%, 06/25/51(a)(b)	USD 862	774,316
3.50%, 08/25/47(a)(b)	USD 1,079	961,674
5.48%, 10/26/48(a)(b)	USD 1,471	1,472,252
5.50%, 05/25/49, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 23	22,678

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 08/25/50, (1-mo. CME Term SOFR + 2.114%)(a)(b)	USD 467	$465,924
6.00%, 08/25/54(a)(b)	USD 1,581	1,580,905
JP Morgan Trust, 6.79%, 05/25/45(a)(b)	USD 1,108	1,109,344
JPMBB Commercial Mortgage Securities Trust, 3.97%, 03/17/49	USD 430	415,922
JW Commercial Mortgage Trust, 6.95%, 06/15/39, (1-mo. CME Term SOFR + 1.621%)(a)(b)	USD 1,520	1,515,250
KKR Industrial Portfolio Trust, 9.19%, 12/15/37, (1-mo. CME Term SOFR + 3.864%)(a)(b)	USD 352	351,760
KSL Commercial Mortgage Trust
2.36%, 12/15/36(a)(b)	USD 22,000	194,179
7.62%, 12/15/36, (1-mo. CME Term SOFR + 2.290%)(a)(b)	USD 1,175	1,177,570
9.62%, 12/15/36, (1-mo. CME Term SOFR + 4.287%)(a)(b)	USD 380	380,938
LBA Trust, 6.92%, 06/15/26, (1-mo. CME Term SOFR + 1.591%)(a)(b)	USD 4,880	4,843,400
Life Mortgage Trust, 6.14%, 03/15/38, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD 2,163	2,130,096
LUX, 8.02%, 08/15/40, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 882	886,367
LUXE Trust, 6.84%, 10/15/38, (1-mo. CME Term SOFR + 1.514%)(a)(b)	USD 2,694	2,689,477
MCR Mortgage Trust
5.92%, 06/12/39(a)	USD 1,150	1,158,301
7.09%, 02/15/37, (1-mo. CME Term SOFR + 1.758%)(a)(b)	USD 863	860,293
9.23%, 02/15/37, (1-mo. CME Term SOFR + 3.905%)(a)(b)	USD 1,770	1,766,920
Mello Mortgage Capital Acceptance, 2.50%, 04/25/51(a)(b)	USD 530	427,976
MF1 Trust
6.40%, 12/15/34, (1-mo. CME Term SOFR + 1.070%)(a)(b)	USD 130	128,457
6.70%, 12/15/34, (1-mo. CME Term SOFR + 1.370%)(a)(b)	USD 100	98,064
MFA Trust
4.25%, 12/25/66(a)(b)	USD 1,100	964,271
5.57%, 09/25/67(a)(d)	USD 1,840	1,830,136
6.11%, 12/25/68(a)(d)	USD 2,896	2,922,418
6.58%, 03/25/69(a)(d)	USD 1,926	1,956,455
6.62%, 07/25/68(a)(d)	USD 3,311	3,352,084
MHC Commercial Mortgage Trust, 6.24%, 04/15/38, (1-mo. CME Term SOFR + 0.915%)(a)(b)	USD 2,097	2,078,841
MHP
6.14%, 01/15/27, (1-mo. CME Term SOFR + 0.815%)(a)(b)	USD 4,581	4,509,284
6.14%, 07/15/38, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD 4,720	4,658,050
6.34%, 07/15/38, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 1,300	1,278,063
6.49%, 07/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 215	211,372
6.79%, 07/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD 215	212,313
7.19%, 07/15/38, (1-mo. CME Term SOFR + 1.864%)(a)(b)	USD 350	345,625
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Miltonia Mortgage Finance SRL, 4.99%, 04/28/62, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR 200	$211,943
MIRA Trust, 6.75%, 06/10/38(a)	USD 103	107,504
Morgan Stanley Bank of America Merrill Lynch Trust, 4.52%, 10/15/48(b)	USD 117	110,805
Morgan Stanley Capital I Trust
3.52%, 07/15/52	USD 895	820,119
3.70%, 06/15/52	USD 895	828,355
3.89%, 12/15/50(b)	USD 230	217,402
4.43%, 07/15/51(b)	USD 650	624,771
4.62%, 07/15/51(b)	USD 182	172,460
6.88%, 11/15/34, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD 799	794,790
Morgan Stanley Residential Mortgage Loan Trust
6.15%, 12/25/68(a)(d)	USD 1,094	1,102,965
6.39%, 05/25/69(a)(d)	USD 2,834	2,870,643
New Residential Mortgage Loan Trust
1.16%, 11/27/56(a)(b)	USD 79	67,821
2.72%, 01/26/60(a)(b)	USD 703	653,702
3.75%, 05/28/52(a)(b)	USD 105	99,228
4.00%, 12/25/57(a)(b)	USD 406	388,275
4.00%, 04/25/62(a)(b)	USD 1,015	933,182
4.50%, 02/25/58(a)(b)	USD 104	101,909
4.75%, 12/25/57(a)(b)	USD 183	179,456
6.13%, 03/25/64(a)(d)	USD 1,837	1,851,296
NYC Trust, 7.32%, 08/15/29, (1-mo. CME Term SOFR + 1.991%)(a)(b)	USD 3,525	3,516,186
OBX Trust
1.07%, 02/25/66(a)(b)	USD 1,634	1,428,309
4.50%, 11/25/48(a)(b)	USD 309	294,557
5.88%, 06/25/64(a)(d)	USD 1,900	1,899,978
5.93%, 11/25/63(a)(d)	USD 226	227,065
5.95%, 02/25/63(a)(d)	USD 369	369,783
5.99%, 12/01/64(a)(d)	USD 1,790	1,804,056
6.13%, 12/25/63(a)(d)	USD 1,547	1,562,315
6.43%, 12/25/63(a)(d)	USD 209	210,559
ONE Mortgage Trust, 6.14%, 03/15/36, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD 1,000	970,974
One New York Plaza Trust
6.39%, 01/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 1,000	948,750
6.69%, 01/15/36, (1-mo. CME Term SOFR + 1.364%)(a)(b)	USD 519	476,183
6.94%, 01/15/36, (1-mo. CME Term SOFR + 1.614%)(a)(b)	USD 1,000	902,500
ONNI Commerical Mortgage Trust, 5.75%, 07/15/39(a)(b)	USD 3,360	3,364,373
OPEN Trust, 8.42%, 10/15/28, (1-mo. CME Term SOFR + 3.0891%)(a)(b)	USD 3,248	3,274,802
ORL Trust, 7.68%, 10/19/36, (1-mo. CME Term SOFR + 2.350%)(a)(b)	USD 4,698	4,703,872
PGA Trust, 7.22%, 06/15/39, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD 3,010	2,998,712
PRET LLC
7.02%, 02/25/54(a)(d)	USD 1,806	1,810,270
7.12%, 04/25/54(a)(d)	USD 1,496	1,508,453
7.14%, 01/25/54(a)(d)	USD 526	529,212
PRKCM Trust
2.07%, 11/25/56(a)(b)	USD 2,919	2,507,115
4.10%, 04/25/57(a)(b)	USD 105	102,299
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.33%, 03/25/59(a)(d)	USD 1,376	$1,389,531
6.43%, 05/25/59(a)(d)	USD 1,651	1,671,465
6.60%, 02/25/58(a)(d)	USD 335	337,976
PRPM LLC, 4.00%, 07/25/54(a)(d)(e)	USD 2,000	1,934,431
PRPM Trust
6.22%, 11/25/68(a)(d)	USD 3,606	3,628,024
6.27%, 12/25/68(a)(d)	USD 1,821	1,835,172
Radian Mortgage Capital Trust LLC, 6.00%, 11/25/54(a)(b)	USD 2,900	2,885,559
RCO Mortgage LLC, 7.02%, 01/25/29(a)(d)	USD 747	749,065
RUN Trust, 4.00%, 03/25/67(a)	USD 2,202	2,135,680
SCG Mortgage Trust, 7.07%, 04/15/41, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD 2,850	2,831,297
SG Residential Mortgage Trust, 5.35%, 08/25/62(a)(d)	USD 254	252,571
SHER Trust, 6.97%, 04/15/37, (1-mo. CME Term SOFR + 1.641%)(a)(b)	USD 3,370	3,344,725
SMRT Commercial Mortgage Trust, 6.33%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD 150	148,125
SREIT Trust
6.17%, 11/15/38, (1-mo. CME Term SOFR + 0.845%)(a)(b)	USD 1,181	1,167,485
6.27%, 11/15/36, (1-mo. CME Term SOFR + 0.936%)(a)(b)	USD 6,670	6,586,625
6.81%, 11/15/36, (1-mo. CME Term SOFR + 1.485%)(a)(b)	USD 265	260,031
Stratton Mortgage Funding PLC
6.19%, 06/25/49, (1-day SONIA + 0.975%)(b)(c)	GBP 468	601,432
6.57%, 06/25/49, (1-day SONIA + 1.350%)(b)(c)	GBP 179	229,524
STWD Trust, 6.02%, 07/15/36, (1-mo. CME Term SOFR + 0.691%)(a)(b)	USD 6,279	6,204,437
Taubman Centers Commercial Mortgage Trust, 7.51%, 05/15/37, (1-mo. CME Term SOFR + 2.186%)(a)(b)	USD 4,410	4,421,025
Towd Point Mortgage Trust
2.75%, 07/25/57(a)(b)	USD 64	63,050
3.00%, 01/25/58(a)(b)	USD 40	38,642
3.50%, 03/25/58(a)(b)	USD 1,500	1,431,488
3.75%, 07/25/62(a)(b)	USD 941	891,018
3.75%, 08/01/62(a)(b)	USD 1,452	1,387,206
TPGI Trust, 7.79%, 06/15/26, (1-mo. CME Term SOFR + 2.464%)(a)(b)	USD 1,200	1,191,849
TTAN
6.29%, 03/15/38, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD 6,025	5,987,583
6.79%, 03/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD 1,323	1,307,540
TYSN Mortgage Trust, 6.58%, 12/10/33(a)(b)	USD 4,304	4,507,713
U.K. Logistics DAC, 6.88%, 05/17/34, (1-day SONIA + 1.650%)(b)(c)	GBP 202	259,954
UBS Commercial Mortgage Trust, 3.84%, 10/15/50(b)	USD 565	525,686
Velocity Commercial Capital Loan Trust
5.22%, 06/25/52(a)(b)	USD 2,252	2,155,653
6.58%, 04/25/54(a)(b)	USD 1,016	1,029,222
Verus Securitization Trust
3.23%, 05/25/60(a)(b)	USD 245	243,526
4.13%, 02/25/67(a)(d)	USD 1,288	1,219,692
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/25/60(a)(b)	USD 2,650	$2,613,967
Wells Fargo Commercial Mortgage Trust
2.50%, 09/15/31(a)(b)	USD 2,371	2,230,065
3.75%, 03/15/59	USD 850	822,738
3.99%, 12/15/49(b)	USD 440	419,707
4.06%, 08/17/36(a)(b)	USD 110	104,914
4.40%, 09/15/58(b)	USD 205	199,240
4.73%, 01/15/59(b)	USD 205	196,653
Series 2015-C26, Class AS, 3.58%, 02/15/48	USD 300	295,042
Series 2015-C28, Class AS, 3.87%, 05/15/48(b)	USD 575	561,628
Series 2015-C31, Class B, 4.48%, 11/15/48(b)	USD 450	434,762
Series 2015-LC20, Class B, 3.72%, 04/15/50	USD 150	146,272
Series 2018-C46, Class AS, 4.38%, 08/15/51	USD 660	622,476
Series 2019-C50, Class AS, 4.02%, 05/15/52	USD 870	820,216
Wells Fargo Mortgage Backed Securities Trust, 2.50%, 12/25/50(a)(b)	USD 351	283,058
Wells Fargo Mortgage-Backed Securities Trust, 3.50%, 07/25/47(a)(b)	USD 186	166,898
WinWater Mortgage Loan Trust
3.50%, 11/20/44(a)(b)	USD 323	302,534
3.50%, 02/20/45(a)(b)	USD 402	364,381
3.92%, 06/20/44(a)(b)	USD 421	397,649
4.00%, 09/20/44(a)(b)	USD 110	104,301
		506,671,717
Total Collaterized Mortgage Obligations — 14.6% (Cost: $527,204,184)		530,348,239
Convertible Bonds
Beverages — 0.0%
Davide Campari-Milano NV, 2.38%, 01/17/29(c)	EUR 800	861,296
Commercial Services — 0.3%
Nexi SpA, Series ., 0.00% 02/24/28(c)(f)	EUR 6,000	5,525,758
Worldline SA/France
0.00%, 07/30/25(c)(f)	EUR 144	177,711
0.00%, 07/30/26(c)(f)	EUR 4,440	4,519,197
		10,222,666
Computers — 0.0%
Atos SE, 0.00% 11/06/24(c)	EUR 500	40,585
Engineering & Construction — 0.1%
Cellnex Telecom SA, 2.13%, 08/11/30(c)	EUR 3,000	3,345,447
Salini SpA, 4.00%, 05/30/28(c)	EUR 1,500	1,730,184
		5,075,631
Semiconductors — 0.1%
ams-OSRAM AG
Series ., 2.13%, 11/03/27(c)	EUR 1,500	1,282,466
Series AMS, 0.00%, 03/05/25(c)(f)	EUR 800	829,910
		2,112,376
Total Convertible Bonds — 0.5% (Cost: $18,643,671)		18,312,554

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	USD 430	$416,511
7.88%, 04/01/30(a)	USD 1,600	1,628,320
9.00%, 09/15/28(a)(g)	USD 1,939	2,058,864
Lamar Media Corp.
3.63%, 01/15/31	USD 700	621,985
3.75%, 02/15/28	USD 412	388,057
4.88%, 01/15/29	USD 1,530	1,485,250
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	USD 1,659	1,538,283
4.63%, 03/15/30(a)(g)	USD 800	735,064
5.00%, 08/15/27(a)	USD 669	653,780
Summer BC Holdco B SARL, 5.75%, 10/31/26(c)	EUR 2,962	3,189,551
		12,715,665
Aerospace & Defense — 0.7%
Bombardier Inc.
7.00%, 06/01/32(a)(g)	USD 1,787	1,827,148
7.25%, 07/01/31(a)(g)	USD 2,100	2,161,868
7.50%, 02/01/29(a)	USD 100	104,415
7.88%, 04/15/27(a)	USD 463	463,702
8.75%, 11/15/30(a)	USD 1,800	1,950,639
Embraer Netherlands Finance BV, 7.00%, 07/28/30(a)	USD 275	289,523
L3Harris Technologies Inc., 5.05%, 06/01/29	USD 1,637	1,655,523
Rolls-Royce PLC
3.63%, 10/14/25(a)	USD 1,556	1,514,650
5.75%, 10/15/27(a)	USD 1,300	1,315,347
RTX Corp., 2.15%, 05/18/30	EUR 1,890	1,890,362
Spirit AeroSystems Inc., 9.75%, 11/15/30(a)	USD 1,900	2,117,541
TransDigm Inc.
4.63%, 01/15/29(g)	USD 3,199	3,025,287
4.88%, 05/01/29	USD 672	639,474
5.50%, 11/15/27	USD 755	745,526
6.38%, 03/01/29(a)	USD 300	305,580
6.63%, 03/01/32(a)	USD 2,500	2,557,067
6.75%, 08/15/28(a)	USD 1,017	1,036,549
6.88%, 12/15/30(a)	USD 900	925,525
7.13%, 12/01/31(a)	USD 612	635,187
		25,160,913
Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27(a)	USD 825	811,443
Tereos Finance Groupe I SA
5.88%, 04/30/30(c)	EUR 927	1,019,566
7.25%, 04/15/28(c)	EUR 959	1,090,839
		2,921,848
Airlines — 0.5%
Air Baltic Corp. AS, 14.50%, 08/14/29(a)	EUR 100	114,448
Air Canada, 3.88%, 08/15/26(a)	USD 129	124,077
Air France-KLM, 4.63%, 05/23/29(c)	EUR 1,200	1,298,986
American Airlines Inc.
7.25%, 02/15/28(a)(g)	USD 400	399,660
8.50%, 05/15/29(a)	USD 600	617,706
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD 1,411	1,401,488
5.75%, 04/20/29(a)	USD 2,500	2,443,010
Security	Par (000)	Value
Airlines (continued)
Azul Secured Finance LLP, 11.93%, 08/28/28(a)	USD 200	$190,500
Delta Air Lines Inc.
4.38%, 04/19/28(g)	USD 300	290,105
7.38%, 01/15/26	USD 897	916,550
Finnair OYJ, 4.75%, 05/24/29(c)	EUR 3,000	3,213,737
United Airlines Inc.
4.38%, 04/15/26(a)	USD 1,797	1,752,052
4.63%, 04/15/29(a)	USD 2,500	2,362,596
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	USD 91	89,712
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(g)	USD 1,745	1,390,025
7.88%, 05/01/27(a)	USD 900	814,665
9.50%, 06/01/28(a)	USD 1,160	1,038,149
		18,457,466
Apparel — 0.1%
Hanesbrands Inc.
4.88%, 05/15/26(a)	USD 400	391,771
9.00%, 02/15/31(a)	USD 2,988	3,162,462
PrestigeBidCo GmbH, 7.46%, 07/01/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 1,253	1,366,213
VF Corp., 2.40%, 04/23/25	USD 157	153,381
		5,073,827
Auto Manufacturers — 1.4%
Allison Transmission Inc.
4.75%, 10/01/27(a)	USD 700	683,240
5.88%, 06/01/29(a)	USD 100	99,980
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(a)	USD 250	251,008
10.38%, 03/31/29(c)	GBP 3,162	4,074,747
Daimler Truck Finance Canada Inc., 4.22%, 03/18/25, (3-mo. EURIBOR + 0.500%)(b)(c)	EUR 1,400	1,517,877
Ford Motor Co., 6.10%, 08/19/32	USD 39	39,468
Ford Motor Credit Co. LLC
2.70%, 08/10/26	USD 3,241	3,080,641
2.90%, 02/10/29	USD 600	537,903
4.13%, 08/04/25	USD 251	247,544
5.13%, 06/16/25	USD 1,080	1,074,772
6.95%, 06/10/26	USD 332	340,986
General Motors Financial Co. Inc., 5.80%, 01/07/29	USD 1,000	1,028,448
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	USD 1,400	1,337,721
5.50%, 07/15/29(a)	USD 200	195,595
RCI Banque SA
2.63%, 02/18/30, (5-year EUR Swap + 2.850%)(b)(c)	EUR 5,000	5,348,475
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(b)(c)	EUR 5,000	5,513,490
Toyota Motor Finance Netherlands BV, 4.06%, 04/30/26, (3-mo. EURIBOR + 0.400%)(b)(c)	EUR 1,780	1,928,081
Traton Finance Luxembourg SA, 4.69%, 01/21/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 5,400	5,878,221
Volkswagen International Finance NV
3.75%, (5-year EUR Swap + 2.924%)(b)(c)(h)	EUR 700	725,037
3.88%, (9-year EUR Swap + 3.958%)(b)(c)(h)	EUR 3,500	3,538,769
4.35%, 03/27/26, (3-mo. EURIBOR + 0.650%)(b)(c)	EUR 5,100	5,541,205
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Series PNC5, 7.50%, (5-year EUR Swap + 4.292%)(b)(c)(h)	EUR 100	$117,442
Volkswagen Leasing GmbH, 4.75%, 09/25/31(c)	EUR 6,613	7,580,594
Volvo Treasury AB, 4.20%, 05/22/26, (3-mo. EURIBOR + 0.380%)(b)(c)	EUR 882	955,524
		51,636,768
Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)	USD 400	392,583
8.25%, 04/15/31(a)(g)	USD 1,023	1,075,560
American Axle & Manufacturing Inc.
5.00%, 10/01/29	USD 2,740	2,513,055
6.88%, 07/01/28	USD 200	200,043
Clarios Global LP, 6.75%, 05/15/25(a)	USD 919	919,440
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)	USD 700	699,552
6.75%, 05/15/28(a)(g)	USD 1,017	1,035,630
Dana Financing Luxembourg SARL
3.00%, 07/15/29(c)	EUR 163	159,630
8.50%, 07/15/31(c)	EUR 2,411	2,826,795
Dana Inc.
4.25%, 09/01/30	USD 500	441,534
5.63%, 06/15/28	USD 286	278,724
Forvia SE
2.38%, 06/15/29(c)	EUR 546	534,772
2.75%, 02/15/27(c)	EUR 500	520,895
3.75%, 06/15/28(c)	EUR 474	498,945
5.50%, 06/15/31(c)	EUR 4,720	5,195,315
Goodyear Europe BV, 2.75%, 08/15/28(c)	EUR 2,200	2,159,771
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	USD 423	412,580
5.00%, 05/31/26	USD 300	295,969
5.00%, 07/15/29(g)	USD 1,600	1,510,080
5.25%, 07/15/31(g)	USD 600	560,951
5.63%, 04/30/33(g)	USD 990	911,010
IHO Verwaltungs GmbH
3.75%, 09/15/26, (4.50% PIK)(c)(i)	EUR 2,764	2,953,947
6.00%, 05/15/27, (6.00% Cash and 6.75% PIK)(a)(i)	USD 400	396,814
8.75%, 05/15/28, (8.75% Cash and 9.50% PIK)(c)(i)	EUR 4,000	4,626,618
Mahle GmbH
2.38%, 05/14/28(c)	EUR 2,000	1,904,976
6.50%, 05/02/31(c)	EUR 1,500	1,653,001
Tenneco Inc., 8.00%, 11/17/28(a)	USD 1,997	1,812,401
ZF Europe Finance BV
2.50%, 10/23/27(c)	EUR 200	203,907
3.00%, 10/23/29(c)	EUR 200	198,909
4.75%, 01/31/29(c)	EUR 5,000	5,398,127
6.13%, 03/13/29(c)	EUR 3,000	3,418,048
ZF Finance GmbH
2.25%, 05/03/28(c)	EUR 500	498,674
3.75%, 09/21/28(c)	EUR 100	104,708
5.75%, 08/03/26(c)	EUR 100	110,931
ZF North America Capital Inc., 6.88%, 04/14/28(a)	USD 1,800	1,844,948
		48,268,843
Security	Par (000)	Value
Banks — 8.6%
ABN AMRO Bank NV
4.29%, 01/15/27, (3-mo. EURIBOR + 0.600%)(b)(c)	EUR 2,800	$3,049,754
6.88%, (5-year EUR Swap + 4.239%)(b)(c)(h)	EUR 2,200	2,455,354
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.524%)(b)(c)(h)	USD 250	265,000
AIB Group PLC, 6.25%, (5-year EUR Swap + 6.629%)(b)(c)(h)	EUR 5,461	5,932,330
Alpha Bank SA, 5.00%, 05/12/30, (1-year EUR Swap + 2.432%)(b)(c)	EUR 2,478	2,785,280
Australia & New Zealand Banking Group Ltd., 4.23%, 05/21/27, (3-mo. EURIBOR + 0.400%)(b)(c)	EUR 2,500	2,706,610
Banca Monte dei Paschi di Siena SpA
4.75%, 03/15/29, (3-mo. EURIBOR + 2.047%)(b)(c)	EUR 2,800	3,084,675
7.71%, 01/18/28, (5-year EURIBOR ICE Swap + 5.005%)(b)(c)	EUR 2,000	2,324,305
Banco Bilbao Vizcaya Argentaria SA
8.38%, (5-year EURIBOR ICE Swap + 5.544%)(b)(c)(h)	EUR 1,800	2,092,829
Series ., 6.00%, (5-year EUR Swap + 6.456%)(b)(c)(h)	EUR 1,400	1,520,832
Banco BPM SpA
2.88%, 06/29/31, (5-year EUR Swap + 3.170%)(b)(c)	EUR 1,000	1,045,131
3.25%, 01/14/31, (5-year EUR Swap + 3.800%)(b)(c)	EUR 600	635,908
3.38%, 01/19/32, (5-year EUR Swap + 3.400%)(b)(c)	EUR 500	526,704
4.25%, 10/01/29, (5-year EUR Swap + 4.672%)(b)(c)	EUR 100	108,117
5.00%, 06/18/34, (5-year EUR Swap + 2.450%)(b)(c)	EUR 1,500	1,650,102
Banco de Credito e Inversiones SA, 8.75%, (5-year CMT + 4.944%)(a)(b)(h)	USD 300	314,175
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28, (1-year EUR Swap + 2.150%)(b)(c)	EUR 100	102,135
7.50%, 09/14/29, (1-year EURIBOR ICE Swap + 4.269%)(b)(c)	EUR 2,800	3,411,511
Banco de Sabadell SA
4.00%, 01/15/30, (1-year EUR Swap + 1.600%)(b)(c)	EUR 400	443,244
5.13%, 11/10/28, (1-year EUR Swap + 2.250%)(b)(c)	EUR 2,700	3,074,385
5.75%, (5-year EUR Swap + 6.198%)(b)(c)(h)	EUR 2,200	2,342,259
6.00%, 08/16/33, (5-year EUR Swap + 3.150%)(b)(c)	EUR 1,200	1,367,110
Banco del Estado de Chile, 2.70%, 01/09/25(c)	USD 300	295,782
Banco Mercantil del Norte SA/Grand Cayman, 5.88%, (5-year CMT + 4.643%)(a)(b)(h)	USD 260	247,975
Banco Santander SA
3.50%, 01/09/30, (1-year EUR Swap + 1.150%)(b)(c)	EUR 400	435,348
3.88%, 01/16/28(c)	EUR 2,600	2,879,019
Banco Votorantim SA, 4.50%, 09/24/24(c)	USD 313	311,566
Bancolombia SA
4.63%, 12/18/29, (5-year CMT + 2.944%)(b)	USD 302	298,509
8.63%, 12/24/34, (5-year CMT + 4.320%)(b)	USD 310	317,750

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28(a)	USD 405	$410,755
5.50%, 09/21/33(a)(g)	USD 604	614,787
Bank of America Corp.
0.58%, 08/08/29, (3-mo. EURIBOR + 0.730%)(b)(c)	EUR 700	681,118
0.69%, 03/22/31, (3-mo. EURIBOR + 0.790%)(b)(c)	EUR 3,750	3,485,069
1.38%, 05/09/30, (3-mo. EURIBOR + 0.910%)(b)(c)	EUR 1,332	1,316,807
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	USD 3,538	3,321,036
3.19%, 07/23/30, (3-mo. SOFR + 1.442%)(b)	USD 496	458,894
3.37%, 01/23/26, (3-mo. SOFR + 1.072%)(b)	USD 244	241,541
3.38%, 04/02/26, (1-day SOFR + 1.330%)(b)	USD 296	292,039
3.65%, 03/31/29, (3-mo. EURIBOR + 3.670%)(b)(c)	EUR 2,261	2,480,706
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(b)	USD 584	562,448
4.70%, 09/22/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 2,800	3,051,360
Bank of Cyprus PCL
2.50%, 06/24/27, (1-year EUR Swap + 2.785%)(b)(c)	EUR 932	980,919
5.00%, 05/02/29, (3-mo. EURIBOR + 1.971%)(b)(c)	EUR 500	545,200
7.38%, 07/25/28, (3-mo. EURIBOR + 4.095%)(b)(c)	EUR 350	410,511
Bank of Ireland Group PLC
6.00%, (5-year EUR Swap + 6.434%)(b)(c)(h)	EUR 2,549	2,761,483
6.25%, 09/16/26, (1-year CMT + 2.650%)(a)(b)	USD 218	219,888
7.50%, (5-year EUR Swap + 7.924%)(b)(c)(h)	EUR 500	550,822
Bankinter SA, 6.25%, (5-year EUR Swap + 6.714%)(b)(c)(h)	EUR 2,600	2,842,059
Banque Federative du Credit Mutuel SA
3.63%, 09/14/32(c)	EUR 1,200	1,322,897
4.00%, 11/21/29(c)	EUR 100	111,654
4.13%, 09/18/30(c)	EUR 900	1,017,118
4.13%, 06/14/33(c)	EUR 1,000	1,134,044
4.38%, 01/11/34(c)	EUR 200	215,881
4.42%, 03/05/27, (3-mo. EURIBOR + 0.640%)(b)(c)	EUR 7,300	7,941,736
5.13%, 01/13/33(c)	EUR 800	917,883
Barclays PLC
2.89%, 01/31/27, (1-year EURIBOR ICE Swap + 1.680%)(b)(c)	EUR 900	967,198
4.62%, 05/08/28, (3-mo. EURIBOR + 0.800%)(b)(c)	EUR 2,100	2,277,143
4.92%, 08/08/30, (1-year EUR Swap + 1.750%)(b)(c)	EUR 2,900	3,309,631
6.13%, (5-year CMT + 5.867%)(b)(h)	USD 200	197,441
7.09%, 11/06/29, (1-year GBP Swap + 2.553%)(b)(c)	GBP 2,094	2,880,852
7.13%, (5-year GUK + 6.579%)(b)(h)	GBP 208	266,566
9.25%, (5-year GBP Swap + 5.639%)(b)(h)	GBP 2,600	3,488,027
Series ., 4.81%, 05/12/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 3,950	4,298,574
BNP Paribas SA, 6.88%, (5-year EUR Swap + 4.645%)(b)(c)(h)	EUR 1,200	1,344,258
BPCE SA
4.16%, 03/06/26, (3-mo. EURIBOR + 0.390%)(b)(c)	EUR 2,100	2,274,023
Security	Par (000)	Value
Banks (continued)
4.37%, 03/08/27, (3-mo. EURIBOR + 0.610%)(b)(c)	EUR 7,200	$7,816,324
4.50%, 03/15/25(a)	USD 333	329,923
CaixaBank SA
5.25%, (5-year EUR Swap + 4.504%)(b)(c)(h)	EUR 600	639,610
7.50%, (5-year EURIBOR ICE Swap + 5.295%)(b)(c)(h)	EUR 400	455,803
Series ., 5.88%, (5-year EUR Swap + 6.346%)(b)(c)(h)	EUR 2,000	2,152,855
Citigroup Inc., 3.11%, 04/08/26, (1-day SOFR + 2.842%)(b)	USD 248	244,043
Commerzbank AG
4.25%, (5-year EUR Swap + 4.387%)(b)(c)(h)	EUR 2,600	2,519,645
4.44%, 03/12/27, (3-mo. EURIBOR + 0.700%)(b)(c)	EUR 6,800	7,388,089
6.13%, (5-year EUR Swap + 6.363%)(b)(c)(h)	EUR 4,000	4,318,844
6.50%, (5-year EUR Swap + 6.743%)(b)(c)(h)	EUR 5,000	5,385,925
8.63%, 02/28/33, (5-year U.K. Government Bond + 5.251%)(b)(c)	GBP 1,500	2,074,406
Cooperatieve Rabobank UA
4.23%, 04/25/29, (3-mo. EURIBOR + 1.150%)(b)(c)	EUR 3,800	4,244,283
4.38%, (5-year EUR Swap + 4.679%)(b)(c)(h)	EUR 2,600	2,703,251
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(c)	USD 504	498,123
Credit Agricole SA
3.75%, 01/22/34(c)	EUR 300	331,931
3.88%, 04/20/31(c)	EUR 100	111,419
3.88%, 11/28/34(c)	EUR 3,300	3,696,010
6.50%, (5-year EURIBOR ICE Swap + 4.207%)(b)(c)(h)	EUR 400	439,393
7.25%, (5-year EURIBOR ICE Swap + 4.441%)(b)(c)(h)	EUR 400	454,542
Danske Bank A/S
4.13%, 01/10/31, (1-year EUR Swap + 1.250%)(b)(c)	EUR 1,970	2,212,410
4.35%, 04/10/27, (3-mo. EURIBOR + 0.650%)(b)(c)	EUR 5,200	5,638,617
Deutsche Bank AG
4.50%, (5-year EURIBOR ICE Swap + 4.552%)(b)(c)(h)	EUR 2,000	1,965,281
4.63%, (5-year EURIBOR ICE Swap + 4.747%)(b)(c)(h)	EUR 800	761,904
4.79%, (5-year USD ICE Swap + 4.358%)(b)(c)(h)	USD 400	384,000
8.13%, (5-year EURIBOR ICE Swap + 5.261%)(b)(c)(h)	EUR 800	882,138
Eurobank SA, 4.88%, 04/30/31, (5-year EURIBOR ICE Swap + 2.165%)(b)(c)	EUR 950	1,065,459
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	USD 350	343,067
7.63%, 05/01/26(a)	USD 600	600,662
12.00%, 10/01/28(a)	USD 1,100	1,183,522
12.25%, 10/01/30(a)	USD 1,600	1,753,678
Goldman Sachs Group Inc. (The)
0.88%, 05/09/29(c)	EUR 1,500	1,449,602
1.09%, 12/09/26, (1-day SOFR + 0.789%)(b)	USD 1,339	1,265,225
1.25%, 02/07/29(c)	EUR 2,600	2,569,917
1.50%, 12/07/27(c)	GBP 295	341,477
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	USD 1,627	1,522,514
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	USD 3,416	3,307,009
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.63%, 10/29/29, (1-year GUK + 1.950%)(b)(c)	GBP 1,400	$1,716,709
4.00%, 09/21/29(c)	EUR 1,370	1,535,567
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	USD 1,757	1,814,879
7.25%, 04/10/28	GBP 617	858,518
HSBC Holdings PLC
1.65%, 04/18/26, (1-day SOFR + 1.538%)(b)	USD 303	294,999
1.75%, 07/24/27, (1-day SONIA + 1.307%)(b)	GBP 1,000	1,207,273
2.26%, 11/13/26, (1-year GBP Swap + 1.316%)(b)(c)	GBP 1,271	1,571,600
2.63%, 11/07/25, (3-mo. SOFR + 1.401%)(b)	USD 200	198,430
4.75%, (5-year EUR Swap + 3.844%)(b)(c)(h)	EUR 4,293	4,402,179
6.80%, 09/14/31, (1-day SONIA + 2.124%)(b)	GBP 820	1,147,382
Series ., 4.70%, 09/24/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 1,400	1,526,742
ING Bank NV, 4.37%, 10/02/26, (3-mo. EURIBOR + 0.660%)(b)(c)	EUR 4,000	4,363,173
ING Groep NV
3.88%, (5-year CMT + 2.862%)(b)(h)	USD 233	200,700
4.50%, 05/23/29, (3-mo. EURIBOR + 1.600%)(b)(c)	EUR 3,800	4,262,629
5.75%, (5-year CMT + 4.342%)(b)(h)	USD 1,336	1,295,003
8.00%, (5-year USD ICE Swap + 4.360%)(b)(c)(h)	USD 1,525	1,598,200
Intercorp Peru Ltd., 3.88%, 08/15/29(a)(g)	USD 420	377,475
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)	USD 1,300	1,125,529
5.15%, 06/10/30(c)	GBP 2,300	2,800,465
5.50%, (5-year EUR Swap + 5.848%)(b)(c)(h)	EUR 4,258	4,513,360
5.71%, 01/15/26(a)	USD 1,325	1,323,595
5.88%, (5-year EUR Swap + 6.066%)(b)(c)(h)	EUR 900	974,078
8.51%, 09/20/32(c)	GBP 2,000	2,856,832
JPMorgan Chase & Co.
0.77%, 08/09/25, (1-day SOFR + 0.490%)(b)	USD 329	328,652
1.96%, 03/23/30, (3-mo. EURIBOR + 1.130%)(b)(c)	EUR 480	488,705
3.76%, 03/21/34, (3-mo. EURIBOR + 0.980%)(b)(c)	EUR 1,750	1,924,835
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(b)	USD 3,368	3,293,151
4.46%, 11/13/31, (3-mo. EURIBOR + 1.280%)(b)(c)	EUR 4,454	5,101,406
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	USD 115	115,521
KBC Group NV
4.25%, 11/28/29, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR 3,400	3,801,402
8.00%, (5-year EURIBOR ICE Swap + 4.928%)(b)(c)(h)	EUR 2,400	2,788,958
Lloyds Banking Group PLC
4.95%, (5-year EURIBOR ICE Swap + 5.290%)(b)(c)(h)	EUR 1,469	1,575,288
8.50%, (5-year GUK + 5.883%)(b)(h)	GBP 1,300	1,728,037
Mitsubishi UFJ Financial Group Inc., 0.96%, 10/11/25, (1-year CMT + 0.450%)(b)	USD 200	198,171
Morgan Stanley
1.16%, 10/21/25, (1-day SOFR + 0.560%)(b)	USD 695	687,932
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	USD 125	117,752
1.88%, 04/27/27	EUR 466	488,619
Security	Par (000)	Value
Banks (continued)
4.37%, 03/19/27, (3-mo. EURIBOR + 0.650%)(b)	EUR 10,850	$11,751,643
4.66%, 03/02/29, (3-mo. EURIBOR + 1.304%)(b)	EUR 4,850	5,470,495
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	USD 3,234	3,295,038
Series I, 0.86%, 10/21/25, (1-day SOFR + 0.745%)(b)	USD 202	199,871
National Bank of Greece SA, 5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.154%)(b)(c)	EUR 3,700	4,186,169
Societe Generale SA
4.18%, 01/19/26, (3-mo. EURIBOR + 0.500%)(b)(c)	EUR 4,000	4,342,852
9.38%, (5-year CMT + 5.385%)(a)(b)(h)	USD 424	434,881
Standard Chartered PLC, 0.90%, 07/02/27, (1-year EURIBOR ICE Swap + 1.000%)(b)(c)	EUR 5,541	5,713,628
Svenska Handelsbanken AB, 4.21%, 03/08/27, (3-mo. EURIBOR + 0.450%)(b)(c)	EUR 2,800	3,038,421
U.S. Bancorp, 4.63%, 05/21/28, (3-mo. EURIBOR + 0.800%)(b)	EUR 4,600	4,964,460
UBS AG/London, 4.05%, 04/12/26, (3-mo. EURIBOR + 0.350%)(b)(c)	EUR 4,010	4,341,975
UBS Group AG
2.19%, 06/05/26, (1-day SOFR + 2.044%)(a)(b)	USD 477	464,347
2.59%, 09/11/25, (1-day SOFR + 1.560%)(a)(b)	USD 299	297,978
4.28%, 01/09/28(a)	USD 375	365,803
4.49%, 05/12/26, (1-year CMT + 1.550%)(a)(b)	USD 267	265,053
4.88%, (5-year CMT + 3.404%)(a)(b)(h)	USD 300	282,533
5.13%, (5-year CMT + 4.855%)(b)(c)(h)	USD 1,200	1,153,560
6.88%, (5-year CMT + 4.616%)(b)(c)(h)	USD 595	593,513
7.00%, (5-year USD Swap +4.866%)(b)(c)(h)	USD 200	200,000
UniCredit SpA
2.00%, 09/23/29, (5-year EUR Swap + 2.400%)(b)(c)	EUR 200	215,627
2.73%, 01/15/32, (5-year EUR Swap + 2.800%)(b)(c)	EUR 500	521,706
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(b)	USD 1,117	1,072,298
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)	USD 1,200	1,190,093
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)	USD 1,675	1,739,286
Wells Fargo & Co.
0.63%, 03/25/30(c)	EUR 4,746	4,411,572
1.50%, 05/24/27(c)	EUR 1,200	1,238,157
1.63%, 06/02/25(c)	EUR 279	297,056
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	USD 1,535	1,433,315
3.91%, 04/25/26, (1-day SOFR + 1.320%)(b)	USD 232	229,488
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	USD 3,237	3,276,294
		309,857,826
Beverages — 0.1%
JDE Peet's NV, 4.50%, 01/23/34(c)	EUR 3,706	4,166,197
Biotechnology — 0.2%
Cidron Aida Finco SARL
5.00%, 04/01/28(c)	EUR 479	480,651
6.25%, 04/01/28(c)	GBP 4,200	4,968,986
Gilead Sciences Inc., 2.60%, 10/01/40	USD 2,026	1,436,963
		6,886,600

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials — 0.4%
Builders FirstSource Inc.
4.25%, 02/01/32(a)	USD 674	$602,368
5.00%, 03/01/30(a)	USD 131	125,337
6.38%, 06/15/32(a)(g)	USD 700	709,936
6.38%, 03/01/34(a)	USD 900	907,729
Carrier Global Corp.
4.13%, 05/29/28	EUR 1,100	1,227,903
4.50%, 11/29/32	EUR 486	561,014
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.38%, 12/15/30(c)	EUR 2,990	3,383,337
HT Troplast GmbH, 9.38%, 07/15/28(c)	EUR 2,250	2,443,889
PCF GmbH, 4.75%, 04/15/26(c)	EUR 403	366,003
Sisecam U.K. PLC
8.25%, 05/02/29(a)	USD 579	590,036
8.63%, 05/02/32(a)	USD 489	498,536
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	USD 500	538,827
Standard Industries Inc./NJ
3.38%, 01/15/31(a)	USD 997	852,909
4.38%, 07/15/30(a)	USD 1,100	1,002,100
4.75%, 01/15/28(a)	USD 1,000	958,056
5.00%, 02/15/27(a)	USD 525	513,679
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(a)	USD 100	104,272
		15,385,931
Chemicals — 1.3%
Avient Corp., 5.75%, 05/15/25(a)	USD 1,000	997,607
Braskem Idesa SAPI, 6.99%, 02/20/32(a)	USD 422	319,876
Braskem Netherlands Finance BV, 8.50%, 01/23/81, (5-year CMT + 8.220%)(a)(b)	USD 223	225,300
Chemours Co. (The)
4.00%, 05/15/26	EUR 1,209	1,273,433
4.63%, 11/15/29(a)	USD 823	720,849
5.38%, 05/15/27	USD 400	384,264
5.75%, 11/15/28(a)(g)	USD 1,697	1,587,539
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR 5,396	5,737,623
INEOS Finance PLC, 6.38%, 04/15/29(c)	EUR 3,503	3,900,192
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(c)	EUR 4,687	5,395,751
Kronos International Inc., 9.50%, 03/15/29(c)	EUR 2,076	2,432,108
MEGlobal BV
2.63%, 04/28/28(a)	USD 391	354,832
4.25%, 11/03/26(c)	USD 300	292,146
Methanex Corp.
5.13%, 10/15/27	USD 1,083	1,054,484
5.25%, 12/15/29(g)	USD 1,252	1,218,453
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(c)	EUR 1,500	1,674,365
Nobian Finance BV, 3.63%, 07/15/26(c)	EUR 2,239	2,378,644
NOVA Chemicals Corp., 4.25%, 05/15/29(a)(g)	USD 2,000	1,809,266
OCP SA
5.13%, 06/23/51(c)	USD 263	201,852
6.75%, 05/02/34(a)	USD 454	472,160
7.50%, 05/02/54(a)	USD 488	503,250
Olin Corp.
5.00%, 02/01/30	USD 348	331,578
5.13%, 09/15/27	USD 500	488,054
5.63%, 08/01/29	USD 800	789,937
Olympus Water U.S. Holding Corp.
5.38%, 10/01/29(c)	EUR 1,421	1,405,551
9.63%, 11/15/28(c)	EUR 4,000	4,646,861
Security	Par (000)	Value
Chemicals (continued)
9.75%, 11/15/28(a)	USD 2,300	$2,444,139
Sasol Financing USA LLC
4.38%, 09/18/26	USD 200	190,600
6.50%, 09/27/28	USD 221	214,646
SCIL IV LLC/SCIL USA Holdings LLC
4.38%, 11/01/26(c)	EUR 350	375,710
9.50%, 07/15/28(c)	EUR 1,852	2,164,162
		45,985,232
Commercial Services — 1.8%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(g)	USD 808	753,783
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD 4,100	4,171,373
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(a)	USD 40	40,058
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(c)	EUR 572	580,697
4.88%, 06/01/28(c)	GBP 5,672	6,677,320
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR 1,290	1,446,736
ASTM SpA, 1.50%, 01/25/30(c)	EUR 2,235	2,168,102
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(g)	USD 500	459,816
5.38%, 03/01/29(a)	USD 1,000	915,279
5.75%, 07/15/27(a)	USD 325	314,210
8.00%, 02/15/31(a)(g)	USD 925	917,416
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(c)	EUR 100	103,005
6.13%, 11/30/28(c)	GBP 2,073	2,468,073
Block Inc.
2.75%, 06/01/26	USD 1,400	1,331,628
6.50%, 05/15/32(a)	USD 1,000	1,016,202
Boels Topholding BV
5.75%, 05/15/30(c)	EUR 1,701	1,867,615
6.25%, 02/15/29(c)	EUR 1,768	1,983,497
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD 200	210,655
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(b)(c)(h)	USD 309	307,069
Hertz Corp. (The)
4.63%, 12/01/26(a)(g)	USD 1,218	918,959
5.00%, 12/01/29(a)(g)	USD 2,888	1,908,823
La Financiere Atalian SASU, 8.50%, 06/30/28	EUR 956	609,172
Loxam SAS
6.38%, 05/15/28(c)	EUR 900	1,015,664
6.38%, 05/31/29(c)	EUR 2,416	2,729,175
Moody's Corp., 0.95%, 02/25/30	EUR 4,097	3,926,385
Motability Operations Group PLC, 4.25%, 06/17/35(c)	EUR 2,460	2,748,174
Nexi SpA, 2.13%, 04/30/29(c)	EUR 400	397,263
Pachelbel Bidco SpA
7.13%, 05/17/31(c)	EUR 1,000	1,122,503
8.07%, 05/17/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR 1,948	2,129,305
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	USD 1,140	1,063,820
5.75%, 04/15/26(a)	USD 1,458	1,456,867
6.25%, 01/15/28(a)(g)	USD 1,544	1,538,924
Q-Park Holding I BV
2.00%, 03/01/27(c)	EUR 919	944,222
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.13%, 03/01/29(c)	EUR 1,229	$1,356,687
5.13%, 02/15/30(c)	EUR 2,703	2,949,932
Rekeep SpA, 7.25%, 02/01/26(c)	EUR 400	397,186
Service Corp. International/U.S.
3.38%, 08/15/30	USD 1,506	1,332,487
4.00%, 05/15/31	USD 700	630,672
4.63%, 12/15/27	USD 1,116	1,084,950
5.13%, 06/01/29	USD 200	196,003
United Rentals North America Inc.
3.75%, 01/15/32(g)	USD 451	398,118
3.88%, 02/15/31	USD 511	461,821
4.88%, 01/15/28	USD 2,140	2,092,960
5.25%, 01/15/30(g)	USD 200	195,652
5.50%, 05/15/27	USD 1,200	1,195,404
6.13%, 03/15/34(a)	USD 600	602,828
Verisure Holding AB
7.13%, 02/01/28(c)	EUR 375	424,614
9.25%, 10/15/27(c)	EUR 500	570,670
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)	USD 1,550	1,617,855
		65,749,629
Computers — 0.2%
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD 1,600	1,747,875
NCR Voyix Corp.
5.00%, 10/01/28(a)	USD 2,583	2,469,943
5.25%, 10/01/30(a)	USD 151	141,670
Seagate HDD Cayman
4.09%, 06/01/29	USD 38	35,764
4.88%, 06/01/27	USD 100	98,576
8.25%, 12/15/29	USD 775	835,203
9.63%, 12/01/32(g)	USD 1,706	1,953,662
Western Digital Corp., 4.75%, 02/15/26	USD 129	126,759
		7,409,452
Cosmetics & Personal Care — 0.1%
Coty Inc., 5.00%, 04/15/26(a)	USD 1,378	1,363,097
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	USD 300	287,041
6.63%, 07/15/30(a)	USD 800	821,467
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	USD 1,400	1,302,747
5.50%, 06/01/28(a)	USD 236	231,347
		4,005,699
Distribution & Wholesale — 0.2%
H&E Equipment Services Inc., 3.88%, 12/15/28(a)	USD 1,957	1,788,184
IMCD NV
2.13%, 03/31/27(c)	EUR 1,472	1,530,445
4.88%, 09/18/28(c)	EUR 2,376	2,678,953
		5,997,582
Diversified Financial Services — 0.8%
Ally Financial Inc., 5.75%, 11/20/25	USD 290	291,028
ASG Finance Designated Activity Co., 9.75%, 05/15/29(a)	USD 348	346,260
Aviation Capital Group LLC, 1.95%, 09/20/26(a)	USD 50	46,732
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	USD 400	426,228
Encore Capital Group Inc.
4.25%, 06/01/28(c)	GBP 1,000	1,128,970
8.50%, 05/15/30(a)	USD 300	311,207
Security	Par (000)	Value
Diversified Financial Services (continued)
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	USD 531	$522,371
9.25%, 02/01/29(a)	USD 528	531,780
goeasy Ltd., 7.63%, 07/01/29(a)	USD 100	102,285
Intercontinental Exchange Inc., 3.63%, 09/01/28(a)	USD 610	584,174
Intrum AB
3.00%, 09/15/27(c)	EUR 2,882	2,167,736
9.25%, 03/15/28(c)	EUR 970	725,636
Jefferies GmbH, 4.62%, 07/22/26(b)(c)	EUR 4,100	4,437,225
Julius Baer Group Ltd.
4.88%, (5-year CMT + 4.616%)(b)(c)(h)	USD 1,000	937,648
6.63%, (5-year EUR Swap + 3.847%)(b)(c)(h)	EUR 1,444	1,541,343
LPL Holdings Inc., 4.63%, 11/15/27(a)	USD 1,793	1,751,381
Muthoot Finance Ltd., 7.13%, 02/14/28(a)	USD 368	373,520
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	USD 1,927	1,794,579
6.00%, 01/15/27(a)	USD 1,521	1,509,670
7.13%, 02/01/32(a)	USD 618	630,822
Opus-Chartered Issuances SA, 1.00%, 07/04/25(b)(e)	EUR 110	119,643
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	USD 105	97,340
5.38%, 10/15/25(a)	USD 305	303,174
5.75%, 09/15/31(a)	USD 417	398,369
7.88%, 12/15/29(a)	USD 1,700	1,779,534
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	USD 1,568	1,481,583
3.63%, 03/01/29(a)	USD 1,700	1,560,597
3.88%, 03/01/31(a)	USD 1,044	928,667
4.00%, 10/15/33(a)	USD 200	172,016
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(c)	USD 250	256,408
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	USD 900	893,281
5.50%, 04/15/29(a)	USD 1,025	988,267
5.75%, 06/15/27(a)	USD 617	607,757
		29,747,231
Electric — 2.3%
A2A SpA, 5.00%, (5-year EURIBOR ICE Swap + 2.258%)(b)(c)(h)	EUR 3,000	3,271,100
AES Andes SA
6.30%, 03/15/29(a)	USD 200	203,312
8.15%, 06/10/55, (5-year CMT + 3.835%)(a)(b)	USD 270	274,050
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(b)	USD 900	915,823
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(c)	USD 231	203,563
Calpine Corp.
3.75%, 03/01/31(a)	USD 200	177,384
4.50%, 02/15/28(a)	USD 1,406	1,346,874
4.63%, 02/01/29(a)	USD 900	850,466
5.00%, 02/01/31(a)	USD 197	186,044
5.13%, 03/15/28(a)	USD 29	28,087
5.25%, 06/01/26(a)	USD 1,100	1,091,885
Consumers Energy Co., 4.20%, 09/01/52	USD 1,714	1,426,256
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(a)	USD 310	312,712
Diamond II Ltd., 7.95%, 07/28/26(a)	USD 235	238,452

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Duke Energy Corp.
3.10%, 06/15/28	EUR 2,359	$2,525,251
3.75%, 04/01/31	EUR 7,273	7,856,799
3.85%, 06/15/34	EUR 1,340	1,438,146
E.ON SE
1.63%, 03/29/31(c)	EUR 310	305,482
4.13%, 03/25/44(c)	EUR 510	562,870
Edison International, 8.13%, 06/15/53, (5-year CMT + 3.864%)(b)	USD 1,100	1,152,403
EDP SA
1.70%, 07/20/80, (5-year EUR Swap + 1.840%)(b)(c)	EUR 700	739,552
1.88%, 08/02/81, (5-year EUR Swap + 2.380%)(b)(c)	EUR 1,400	1,450,756
1.88%, 03/14/82, (5-year EUR Swap + 2.080%)(b)(c)	EUR 3,100	2,981,734
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(b)(c)	EUR 2,000	2,168,907
5.94%, 04/23/83, (5-year EUR Swap + 3.184%)(b)(c)	EUR 300	337,662
Electricite de France SA
2.88%, (5-year EURIBOR ICE Swap + 3.373%)(b)(c)(h)	EUR 200	204,545
3.38%, (5-year EUR Swap + 3.970%)(b)(c)(h)	EUR 4,200	4,062,496
5.38%, (12-year EUR Swap + 3.794%)(b)(c)(h)	EUR 100	108,387
5.88%, (15-year GBP Swap + 3.322%)(b)(c)(h)	GBP 1,300	1,606,392
6.00%, (13-year GBP Swap + 4.234%)(b)(c)(h)	GBP 6,200	7,867,474
Emera Inc., Series 16-A, 6.75%, 06/15/76, (3-mo. LIBOR US + 5.440%)(b)	USD 600	596,851
EnBW Energie Baden-Wuerttemberg AG, 5.25%, 01/23/84, (5-year EURIBOR ICE Swap + 2.664%)(b)(c)	EUR 900	1,005,369
EnBW International Finance BV, 4.30%, 05/23/34(c)	EUR 500	567,768
Engie Energia Chile SA, 3.40%, 01/28/30(c)	USD 338	298,919
Engie SA
0.38%, 10/26/29(c)	EUR 700	655,469
3.50%, 09/27/29(c)	EUR 700	766,352
3.88%, 01/06/31(c)	EUR 1,200	1,332,795
4.25%, 03/06/44(c)	EUR 700	767,307
5.13%, (5-year EURIBOR ICE Swap + 2.367%)(b)(c)(h)	EUR 1,400	1,532,983
FirstEnergy Corp.
2.65%, 03/01/30	USD 65	57,611
Series B, 2.25%, 09/01/30	USD 700	598,754
Series B, 3.90%, 07/15/27	USD 3,297	3,196,755
Florida Power & Light Co., 5.30%, 04/01/53	USD 1,440	1,430,578
MVM Energetika Zrt, 7.50%, 06/09/28(c)	USD 285	298,894
Naturgy Finance Iberia SA, 2.37%, (5-year EUR Swap + 2.437%)(b)(c)(h)	EUR 2,800	2,886,088
NRG Energy Inc.
3.38%, 02/15/29(a)	USD 1,707	1,536,310
3.63%, 02/15/31(a)	USD 1,618	1,415,758
3.88%, 02/15/32(a)	USD 200	174,667
5.25%, 06/15/29(a)	USD 100	97,236
Origin Energy Finance Ltd., 1.00%, 09/17/29(c)	EUR 2,100	1,998,243
Security	Par (000)	Value
Electric (continued)
Orsted AS
2.50%, (5-year U.K. Government Bond + 2.136%)(b)(c)	GBP 2,900	$2,720,764
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(b)(c)	EUR 375	412,439
Pacific Gas and Electric Co.
3.30%, 12/01/27	USD 836	790,805
3.40%, 08/15/24	USD 105	104,895
PG&E Corp., 5.00%, 07/01/28	USD 1,154	1,125,620
Sorik Marapi Geothermal Power PT, 7.75%, 08/05/31(a)	USD 444	444,000
Southern Co. (The), 1.88%, 09/15/81, (5-year EUR Swap + 2.108%)(b)	EUR 2,647	2,612,386
Terna - Rete Elettrica Nazionale
3.50%, 01/17/31(c)	EUR 1,750	1,900,191
4.75%, (5-year EURIBOR ICE Swap + 2.142%)(b)(c)(h)	EUR 1,200	1,292,076
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	USD 117	110,404
5.00%, 07/31/27(a)	USD 592	579,651
5.50%, 09/01/26(a)	USD 300	297,286
5.63%, 02/15/27(a)	USD 1,166	1,157,043
7.75%, 10/15/31(a)	USD 3,446	3,641,578
		84,298,709
Electrical Components & Equipment — 0.1%
Belden Inc.
3.38%, 07/15/27(c)	EUR 100	105,632
3.38%, 07/15/31(c)	EUR 1,007	1,010,160
Energizer Holdings Inc.
4.38%, 03/31/29(a)	USD 1,554	1,434,758
4.75%, 06/15/28(a)	USD 600	569,138
Nexans SA, 4.25%, 03/11/30(c)	EUR 1,100	1,202,558
		4,322,246
Electronics — 0.3%
EquipmentShare.com Inc., 8.63%, 05/15/32(a)	USD 501	520,167
Honeywell International Inc.
2.25%, 02/22/28	EUR 3,200	3,354,455
3.75%, 05/17/32	EUR 3,362	3,705,735
Sensata Technologies BV, 4.00%, 04/15/29(a)	USD 916	848,836
Sensata Technologies Inc.
3.75%, 02/15/31(a)	USD 600	529,942
4.38%, 02/15/30(a)	USD 1,100	1,022,121
		9,981,256
Engineering & Construction — 0.6%
ABB Finance BV
0.00%, 01/19/30(c)	EUR 1,000	923,341
3.38%, 01/15/34(c)	EUR 916	1,003,088
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	USD 206	156,239
Azzurra Aeroporti SpA, 2.63%, 05/30/27(c)	EUR 3,898	4,024,301
Cellnex Finance Co. SA, 2.00%, 02/15/33(c)	EUR 2,300	2,174,150
Gatwick Airport Finance PLC, 4.38%, 04/07/26(c)	GBP 3,132	3,916,843
Heathrow Finance PLC
3.88%, 03/01/27(c)(d)	GBP 1,100	1,336,330
4.13%, 09/01/29(c)(d)	GBP 1,391	1,630,674
5.75%, 03/03/25(c)	GBP 100	127,912
6.63%, 03/01/31(c)	GBP 1,427	1,818,796
IHS Holding Ltd., 6.25%, 11/29/28(a)	USD 301	268,925
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28(c)	EUR 500	$503,421
1.75%, 04/19/31(c)	EUR 2,258	2,197,027
Kier Group PLC, 9.00%, 02/15/29(c)	GBP 1,250	1,683,267
		21,764,314
Entertainment — 1.6%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR 4,000	4,577,917
Banijay Entertainment SASU, 7.00%, 05/01/29(c)	EUR 2,790	3,164,790
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(g)	USD 500	464,533
6.50%, 02/15/32(a)	USD 1,700	1,722,434
7.00%, 02/15/30(a)	USD 817	842,797
8.13%, 07/01/27(a)	USD 1,736	1,773,253
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	USD 204	198,662
6.50%, 10/01/28	USD 997	1,006,471
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD 500	482,747
5.50%, 04/01/27(a)	USD 454	448,623
5.75%, 04/01/30(a)	USD 349	342,187
6.75%, 05/01/31(a)	USD 2,117	2,149,960
Cirsa Finance International SARL
6.50%, 03/15/29(c)	EUR 1,119	1,248,883
8.14%, 07/31/28, (3-mo. EURIBOR + 4.500%)(b)(c)	EUR 216	236,396
10.38%, 11/30/27(c)	EUR 270	310,792
CPUK Finance Ltd.
3.59%, 02/28/42(c)	GBP 1,382	1,740,760
4.50%, 08/28/27(c)	GBP 800	964,034
6.50%, 08/28/26(c)	GBP 991	1,263,311
Inter Media & Communication SpA, 6.75%, 02/09/27(c)	EUR 2,478	2,659,663
International Game Technology PLC
4.13%, 04/15/26(a)(g)	USD 1,800	1,764,832
5.25%, 01/15/29(a)	USD 1,225	1,201,124
Light & Wonder International Inc.
7.00%, 05/15/28(a)	USD 1,115	1,123,205
7.25%, 11/15/29(a)	USD 200	205,803
7.50%, 09/01/31(a)	USD 2,103	2,194,451
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD 331	311,218
4.75%, 10/15/27(a)(g)	USD 1,045	1,013,263
6.50%, 05/15/27(a)	USD 1,601	1,620,083
Lottomatica SpA/Roma
5.38%, 06/01/30(c)	EUR 1,734	1,907,163
7.05%, 06/01/31, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 1,192	1,302,942
7.79%, 12/15/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 542	592,475
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD 500	472,138
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR 2,658	3,001,886
Pinewood Finco PLC
3.63%, 11/15/27(c)	GBP 600	720,957
6.00%, 03/27/30(c)	GBP 3,658	4,681,099
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)	USD 500	476,274
Security	Par (000)	Value
Entertainment (continued)
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)	USD 839	$834,292
7.25%, 05/15/31(a)(g)	USD 1,900	1,958,793
Universal Music Group NV, 4.00%, 06/13/31(c)	EUR 2,000	2,233,969
WMG Acquisition Corp.
3.00%, 02/15/31(a)(g)	USD 173	149,160
3.75%, 12/01/29(a)	USD 500	454,216
3.88%, 07/15/30(a)	USD 819	738,257
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD 100	96,262
7.13%, 02/15/31(a)(g)	USD 1,703	1,775,311
		56,427,386
Environmental Control — 0.3%
Clean Harbors Inc., 4.88%, 07/15/27(a)	USD 700	685,129
GFL Environmental Inc.
3.50%, 09/01/28(a)	USD 100	92,959
3.75%, 08/01/25(a)	USD 432	427,121
4.00%, 08/01/28(a)(g)	USD 317	297,977
4.38%, 08/15/29(a)	USD 200	187,048
4.75%, 06/15/29(a)(g)	USD 1,007	959,568
5.13%, 12/15/26(a)	USD 400	396,341
6.75%, 01/15/31(a)	USD 1,400	1,439,640
Paprec Holding SA
3.50%, 07/01/28(c)	EUR 300	312,690
6.50%, 11/17/27(c)	EUR 170	192,975
7.25%, 11/17/29(c)	EUR 4,046	4,609,326
		9,600,774
Food — 1.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	USD 197	190,467
3.50%, 03/15/29(a)	USD 1,100	1,002,154
4.63%, 01/15/27(a)	USD 103	100,420
4.88%, 02/15/30(a)	USD 100	95,541
5.88%, 02/15/28(a)	USD 375	371,817
6.50%, 02/15/28(a)(g)	USD 1,600	1,623,141
7.50%, 03/15/26(a)	USD 1,300	1,316,901
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(c)	GBP 5,796	7,373,745
Boparan Finance PLC, 7.63%, 11/30/25(c)	GBP 788	985,423
Food Service Project SA, 5.50%, 01/21/27(c)	EUR 2,000	2,172,617
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(g)	USD 810	739,442
4.38%, 01/31/32(a)	USD 225	202,802
4.88%, 05/15/28(a)	USD 800	775,078
Lion/Polaris Lux 4 SA, 7.33%, 07/01/29, (3-mo. EURIBOR + 3.625%)(b)(c)	EUR 1,549	1,685,592
Market Bidco Finco PLC
4.75%, 11/04/27(c)	EUR 1,483	1,524,744
5.50%, 11/04/27(c)	GBP 2,100	2,524,259
Nestle Finance International Ltd., 1.25%, 11/02/29(c)	EUR 460	460,651
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD 2,418	2,239,504
5.50%, 10/15/27(a)	USD 300	295,995
Picard Groupe SAS, 6.38%, 07/01/29(c)	EUR 1,628	1,798,755
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD 960	832,158
4.25%, 04/15/31	USD 1,315	1,220,103
6.25%, 07/01/33	USD 408	422,495

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.88%, 05/15/34	USD 1,500	$1,621,131
Post Holdings Inc.
4.50%, 09/15/31(a)(g)	USD 1,155	1,050,377
4.63%, 04/15/30(a)	USD 1,752	1,632,193
5.50%, 12/15/29(a)	USD 879	852,799
5.63%, 01/15/28(a)	USD 1,404	1,390,107
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP 1,028	1,275,371
REWE International Finance BV, 4.88%, 09/13/30(c)	EUR 2,900	3,325,449
U.S. Foods Inc.
4.63%, 06/01/30(a)	USD 100	93,739
4.75%, 02/15/29(a)	USD 1,100	1,053,297
7.25%, 01/15/32(a)	USD 1,000	1,045,805
		43,294,072
Food Service — 0.1%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD 1,468	1,433,825
Elior Group SA, 3.75%, 07/15/26(c)	EUR 1,500	1,588,659
		3,022,484
Forest Products & Paper — 0.3%
Ahlstrom Holding 3 OY
3.63%, 02/04/28(c)	EUR 300	313,315
4.88%, 02/04/28(a)	USD 4,279	4,022,114
Mercer International Inc., 5.13%, 02/01/29(g)	USD 2,610	2,212,100
WEPA Hygieneprodukte GmbH
2.88%, 12/15/27(c)	EUR 1,000	1,029,815
5.63%, 01/15/31(c)	EUR 2,000	2,194,443
		9,771,787
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	USD 25	24,835
5.75%, 05/20/27	USD 131	126,763
9.38%, 06/01/28(a)	USD 1,800	1,884,332
Centrica PLC, 6.50%, 05/21/55, (5-year U.K. Government Bond + 2.512%)(b)(c)	GBP 1,925	2,514,032
UGI International LLC, 2.50%, 12/01/29(c)	EUR 986	948,645
		5,498,607
Hand & Machine Tools — 0.1%
IMA Industria Macchine Automatiche SpA
3.75%, 01/15/28(c)	EUR 200	210,240
7.44%, 04/15/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 3,500	3,828,829
		4,039,069
Health Care - Products — 0.6%
Avantor Funding Inc.
3.88%, 07/15/28(c)	EUR 1,500	1,599,927
3.88%, 11/01/29(a)(g)	USD 291	268,138
4.63%, 07/15/28(a)	USD 1,577	1,518,350
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(g)	USD 3,674	3,774,744
Hologic Inc.
3.25%, 02/15/29(a)	USD 1,000	911,683
4.63%, 02/01/28(a)	USD 929	899,368
Medline Borrower LP
3.88%, 04/01/29(a)	USD 4,425	4,129,475
5.25%, 10/01/29(a)(g)	USD 3,243	3,134,668
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	USD 100	102,034
Sartorius Finance BV
4.38%, 09/14/29(c)	EUR 900	1,006,204
Security	Par (000)	Value
Health Care - Products (continued)
4.88%, 09/14/35(c)	EUR 400	$458,558
Solventum Corp., 5.45%, 02/25/27(a)	USD 2,369	2,391,311
		20,194,460
Health Care - Services — 1.0%
Catalent Pharma Solutions Inc.
2.38%, 03/01/28(c)	EUR 1,418	1,483,384
3.13%, 02/15/29(a)	USD 2,700	2,606,803
3.50%, 04/01/30(a)	USD 1,575	1,517,752
5.00%, 07/15/27(a)	USD 1,305	1,295,959
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	USD 250	231,270
4.00%, 03/15/31(a)	USD 800	726,900
4.25%, 05/01/28(a)	USD 1,100	1,047,750
Clariane SE, 13.17%, (5-year GUK + 9.079%)(b)(c)(h)	GBP 1,000	1,234,128
Encompass Health Corp.
4.50%, 02/01/28	USD 2,789	2,696,361
4.63%, 04/01/31	USD 1,000	931,602
4.75%, 02/01/30	USD 483	460,434
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR 3,442	4,013,841
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(g)	USD 2,200	2,231,530
HCA Inc., 5.63%, 09/01/28	USD 740	757,573
IQVIA Inc.
5.00%, 10/15/26(a)	USD 1,400	1,379,423
5.00%, 05/15/27(a)	USD 700	687,094
6.50%, 05/15/30(a)	USD 800	823,137
Molina Healthcare Inc.
3.88%, 11/15/30(a)	USD 612	553,456
3.88%, 05/15/32(a)(g)	USD 100	88,185
4.38%, 06/15/28(a)(g)	USD 1,358	1,292,766
Tenet Healthcare Corp.
4.25%, 06/01/29	USD 525	495,300
4.38%, 01/15/30	USD 800	750,460
4.63%, 06/15/28	USD 100	96,369
6.13%, 10/01/28(g)	USD 3,956	3,965,900
6.13%, 06/15/30(g)	USD 721	723,713
6.75%, 05/15/31	USD 3,900	4,007,428
UnitedHealth Group Inc., 4.95%, 05/15/62	USD 1,582	1,439,304
		37,537,822
Holding Companies - Diversified — 0.3%
Ares Capital Corp.
2.15%, 07/15/26	USD 39	36,500
3.88%, 01/15/26	USD 292	284,567
7.00%, 01/15/27	USD 777	801,893
Blackstone Private Credit Fund, 7.05%, 09/29/25	USD 382	387,546
Blackstone Secured Lending Fund, 5.88%, 11/15/27	USD 745	750,562
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)	USD 200	189,750
ProGroup AG
5.13%, 04/15/29(c)	EUR 2,100	2,271,188
5.38%, 04/15/31(c)	EUR 1,592	1,712,759
Stena International SA
7.25%, 01/15/31(a)	USD 3,550	3,631,533
7.63%, 02/15/31(a)(g)	USD 2,000	2,056,542
		12,122,840
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders — 0.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)	USD 1,252	$1,147,744
6.25%, 09/15/27(a)(g)	USD 1,156	1,147,584
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	USD 300	292,507
5.75%, 01/15/28(a)	USD 600	600,655
5.88%, 06/15/27(a)	USD 600	602,447
		3,790,937
Home Furnishings — 0.1%
LG Electronics Inc.
5.63%, 04/24/27(a)	USD 507	514,204
5.63%, 04/24/29(a)	USD 200	205,542
Tempur Sealy International Inc.
3.88%, 10/15/31(a)	USD 1,300	1,118,941
4.00%, 04/15/29(a)	USD 1,007	919,800
		2,758,487
Housewares — 0.2%
Newell Brands Inc.
4.88%, 06/01/25	USD 217	215,834
5.70%, 04/01/26	USD 1,600	1,596,177
6.38%, 09/15/27(g)	USD 1,200	1,198,638
6.63%, 09/15/29(g)	USD 900	902,953
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	USD 200	176,694
4.38%, 02/01/32	USD 800	708,161
4.50%, 10/15/29(g)	USD 1,100	1,023,255
		5,821,712
Insurance — 0.6%
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)	EUR 4,571	4,897,495
AXA SA, 6.38%, (5-year EURIBOR ICE Swap + 3.841%)(b)(c)(h)	EUR 2,250	2,525,471
FWD Group Holdings Ltd., 8.40%, 04/05/29(c)	USD 1,611	1,667,473
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP 3,274	4,177,325
Intesa Sanpaolo Vita SpA, 2.38%, 12/22/30(c)	EUR 1,318	1,258,452
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)(g)	USD 2,928	3,004,450
Phoenix Group Holdings PLC, 8.50%, (5-year CMT + 4.189%)(b)(c)(h)	USD 3,520	3,524,400
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(c)	EUR 2,100	2,309,400
		23,364,466
Internet — 0.7%
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)	EUR 2,665	2,774,236
Gen Digital Inc.
6.75%, 09/30/27(a)	USD 1,674	1,702,665
7.13%, 09/30/30(a)(g)	USD 518	535,513
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	USD 1,464	1,331,107
5.25%, 12/01/27(a)	USD 100	98,448
iliad SA
5.38%, 06/14/27(c)	EUR 200	222,673
5.38%, 02/15/29(c)	EUR 2,800	3,113,430
5.63%, 02/15/30(c)	EUR 4,000	4,475,298
Series ., 5.38%, 05/02/31(c)	EUR 800	887,483
Match Group Holdings II LLC
3.63%, 10/01/31(a)(g)	USD 700	603,698
4.13%, 08/01/30(a)(g)	USD 111	99,730
Security	Par (000)	Value
Internet (continued)
4.63%, 06/01/28(a)	USD 900	$858,550
5.00%, 12/15/27(a)	USD 425	413,297
Rakuten Group Inc., 9.75%, 04/15/29(a)	USD 2,900	3,070,120
United Group BV
3.13%, 02/15/26(c)	EUR 1,179	1,256,833
6.75%, 02/15/31(c)	EUR 1,069	1,211,081
8.08%, 02/15/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR 998	1,084,136
		23,738,298
Iron & Steel — 0.2%
ATI Inc., 7.25%, 08/15/30(g)	USD 636	664,949
Cleveland-Cliffs Inc.
5.88%, 06/01/27	USD 420	419,443
6.75%, 04/15/30(a)	USD 1,093	1,100,428
7.00%, 03/15/32(a)(g)	USD 1,300	1,304,697
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	USD 241	242,663
Mineral Resources Ltd.
8.00%, 11/01/27(a)	USD 900	923,711
8.13%, 05/01/27(a)	USD 615	623,247
8.50%, 05/01/30(a)	USD 700	730,868
9.25%, 10/01/28(a)	USD 1,500	1,595,195
POSCO
5.63%, 01/17/26(a)	USD 260	261,706
5.75%, 01/17/28(a)	USD 200	204,524
Samarco Mineracao SA, 9.00%, 06/30/31, (9.00% PIK)(c)(i)	USD 355	329,340
Vale Overseas Ltd., 6.40%, 06/28/54	USD 320	318,850
		8,719,621
Leisure Time — 0.6%
Carnival Corp.
5.75%, 01/15/30(c)	EUR 2,000	2,237,552
7.00%, 08/15/29(a)	USD 3,000	3,135,360
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	USD 1,434	1,550,214
Carnival PLC, 1.00%, 10/28/29	EUR 700	629,128
Dometic Group AB, 2.00%, 09/29/28(c)	EUR 270	263,055
NCL Corp. Ltd.
5.88%, 02/15/27(a)	USD 1,715	1,702,575
8.13%, 01/15/29(a)	USD 1,517	1,612,701
8.38%, 02/01/28(a)	USD 600	632,133
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)	GBP 2,100	2,893,610
TUI AG, 5.88%, 03/15/29(c)	EUR 1,130	1,225,339
TUI Cruises GmbH
6.25%, 04/15/29(c)	EUR 1,000	1,098,598
6.50%, 05/15/26(c)	EUR 2,080	2,267,754
Viking Cruises Ltd.
5.88%, 09/15/27(a)	USD 700	695,800
7.00%, 02/15/29(a)	USD 1,300	1,312,753
9.13%, 07/15/31(a)	USD 700	763,313
		22,019,885
Lodging — 0.9%
Accor SA
2.63%, (5-year EUR Swap + 3.252%)(b)(c)(h)	EUR 200	214,015
7.25%, (5-year EUR Swap + 4.105%)(b)(c)(h)	EUR 1,300	1,538,889
Boyd Gaming Corp.
4.75%, 12/01/27	USD 1,158	1,125,418
4.75%, 06/15/31(a)	USD 900	829,017
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	USD 300	262,753

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
4.88%, 01/15/30(g)	USD 100	$96,685
5.38%, 05/01/25(a)	USD 1,597	1,592,362
5.75%, 05/01/28(a)(g)	USD 1,718	1,716,195
6.13%, 04/01/32(a)	USD 500	505,072
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	USD 700	630,267
5.00%, 06/01/29(a)(g)	USD 1,900	1,787,082
Hyatt Hotels Corp., 5.38%, 04/23/25	USD 236	235,505
Las Vegas Sands Corp.
2.90%, 06/25/25	USD 718	699,803
3.50%, 08/18/26	USD 2,468	2,378,937
5.90%, 06/01/27	USD 753	764,960
Melco Resorts Finance Ltd.
4.88%, 06/06/25(a)	USD 1,400	1,376,375
5.38%, 12/04/29(a)	USD 900	810,000
5.63%, 07/17/27(a)	USD 700	667,188
5.75%, 07/21/28(a)	USD 907	850,879
7.63%, 04/17/32(a)	USD 300	298,782
MGM Resorts International
4.63%, 09/01/26	USD 100	98,044
4.75%, 10/15/28(g)	USD 1,003	964,213
5.50%, 04/15/27	USD 817	810,955
5.75%, 06/15/25	USD 827	825,994
Sands China Ltd.
3.80%, 01/08/26	USD 200	194,313
5.40%, 08/08/28	USD 200	197,250
Station Casinos LLC
4.50%, 02/15/28(a)	USD 1,176	1,116,104
4.63%, 12/01/31(a)	USD 900	820,172
Studio City Finance Ltd.
5.00%, 01/15/29(a)	USD 1,653	1,469,104
6.50%, 01/15/28(a)	USD 1,100	1,050,500
Travel & Leisure Co.
4.50%, 12/01/29(a)(g)	USD 300	278,839
6.00%, 04/01/27	USD 252	252,817
6.63%, 07/31/26(a)	USD 1,300	1,311,996
TVL Finance PLC, 10.25%, 04/28/28(c)	GBP 937	1,240,208
Wynn Macau Ltd.
5.50%, 01/15/26(a)	USD 1,000	982,500
5.50%, 10/01/27(a)	USD 200	190,891
5.63%, 08/26/28(a)	USD 2,450	2,312,187
		32,496,271
Machinery — 0.3%
Chart Industries Inc., 7.50%, 01/01/30(a)	USD 1,242	1,292,055
John Deere Capital Corp., 3.45%, 07/16/32(c)	EUR 2,630	2,883,695
Nova Alexandre III SAS, 8.91%, 07/15/29, (3-mo. EURIBOR + 5.250%)(b)(c)	EUR 2,309	2,515,158
TK Elevator Holdco GmbH, 6.63%, 07/15/28(c)	EUR 3,949	4,160,828
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR 400	422,939
		11,274,675
Manufacturing — 0.0%
Alstom SA, 5.87%, (5-year EURIBOR ICE Swap + 2.928%)(b)(c)(h)	EUR 1,500	1,694,511
Hillenbrand Inc., 6.25%, 02/15/29	USD 200	202,482
		1,896,993
Media — 2.5%
AMC Networks Inc., 4.25%, 02/15/29(g)	USD 4,462	3,070,040
Security	Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD 1,001	$851,709
4.25%, 01/15/34(a)	USD 3,800	3,001,956
4.50%, 08/15/30(a)	USD 1,792	1,568,971
4.50%, 05/01/32	USD 2,600	2,176,920
4.75%, 03/01/30(a)(g)	USD 3,103	2,777,971
5.13%, 05/01/27(a)	USD 2,326	2,259,162
5.50%, 05/01/26(a)	USD 24	23,872
6.38%, 09/01/29(a)	USD 4,300	4,186,757
7.38%, 03/01/31(a)(g)	USD 1,400	1,413,748
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	USD 79	78,473
Directv Financing LLC, 8.88%, 02/01/30(a)	USD 3,300	3,304,636
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	USD 2,826	2,721,301
Gray Television Inc.
5.38%, 11/15/31(a)	USD 3,604	2,349,258
7.00%, 05/15/27(a)	USD 3,750	3,629,673
News Corp., 3.88%, 05/15/29(a)	USD 1,096	1,014,695
Nexstar Media Inc.
4.75%, 11/01/28(a)(g)	USD 2,035	1,872,349
5.63%, 07/15/27(a)	USD 1,517	1,471,285
RCS & RDS SA
2.50%, 02/05/25(c)	EUR 1,800	1,925,472
3.25%, 02/05/28(c)	EUR 3,500	3,600,640
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	USD 468	444,629
3.88%, 09/01/31(a)(g)	USD 4,258	3,556,922
4.00%, 07/15/28(a)	USD 2,729	2,504,549
5.00%, 08/01/27(a)	USD 1,200	1,161,160
5.50%, 07/01/29(a)	USD 100	95,589
Summer BidCo BV, 10.00%, 02/15/29, (10.00% Cash and 10.75% PIK)(c)(i)	EUR 1,652	1,836,796
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD 4,390	3,993,934
TEGNA Inc.
4.63%, 03/15/28	USD 1,254	1,150,467
4.75%, 03/15/26(a)	USD 200	196,925
5.00%, 09/15/29	USD 1,700	1,551,321
Tele Columbus AG, 10.00%, 03/19/29, (10.00% PIK)(c)(i)	EUR 4,551	3,794,401
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD 2,400	2,288,970
Univision Communications Inc.
4.50%, 05/01/29(a)	USD 859	750,305
6.63%, 06/01/27(a)	USD 500	497,570
7.38%, 06/30/30(a)(g)	USD 467	449,619
8.00%, 08/15/28(a)	USD 2,744	2,757,583
8.50%, 07/31/31(a)(g)	USD 200	197,863
UPCB Finance VII Ltd., 3.63%, 06/15/29(c)	EUR 100	103,507
Virgin Media Secured Finance PLC
4.13%, 08/15/30(c)	GBP 3,300	3,595,363
5.25%, 05/15/29(c)	GBP 970	1,144,108
5.50%, 05/15/29(a)	USD 1,700	1,583,298
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP 2,687	3,146,826
VZ Secured Financing BV
3.50%, 01/15/32(c)	EUR 300	291,396
5.00%, 01/15/32(a)	USD 4,350	3,811,822
VZ Vendor Financing II BV, 2.88%, 01/15/29(c)	EUR 4,100	3,972,798
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Ziggo BV
2.88%, 01/15/30(c)	EUR 3,054	$2,997,957
4.88%, 01/15/30(a)	USD 1,000	910,393
		92,084,959
Mining — 0.5%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	USD 2,300	2,374,114
Anglo American Capital PLC, 4.13%, 03/15/32(c)	EUR 5,719	6,296,835
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD 400	354,400
Arsenal AIC Parent LLC 2024 Term Loan B,0.00%,	258	259,946
Constellium SE, 5.38%, 08/15/32(c)	EUR 2,157	2,340,249
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)	USD 604	545,930
4.50%, 09/15/27(a)	USD 597	572,603
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)	USD 1,319	1,299,811
6.13%, 04/15/32(a)	USD 618	611,744
Freeport Indonesia PT, 4.76%, 04/14/27(c)	USD 200	197,438
Novelis Corp.
3.25%, 11/15/26(a)	USD 992	943,778
3.88%, 08/15/31(a)	USD 700	614,939
4.75%, 01/30/30(a)	USD 1,503	1,420,137
Vedanta Resources Finance II PLC
13.88%, 12/09/28(a)	USD 44	43,516
13.88%, 12/09/28(c)	USD 190	189,128
		18,064,568
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25(a)	USD 58	56,995
5.50%, 08/15/28(a)	USD 566	480,204
8.88%, 11/30/29(a)	USD 2,700	2,508,337
		3,045,536
Oil & Gas — 1.9%
3R Lux SARL, 9.75%, 02/05/31(a)(g)	USD 432	458,594
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD 600	588,478
7.00%, 11/01/26(a)	USD 25	25,028
8.25%, 12/31/28(a)	USD 900	923,890
BG Energy Capital PLC, 2.25%, 11/21/29(c)	EUR 2,149	2,213,607
BP Capital Markets BV
3.77%, 05/12/30(c)	EUR 900	998,399
4.32%, 05/12/35(c)	EUR 1,211	1,385,545
BP Capital Markets PLC, 2.82%, 04/07/32(c)	EUR 1,189	1,237,357
Chesapeake Energy Corp.
5.50%, 02/01/26(a)	USD 241	239,623
5.88%, 02/01/29(a)	USD 21	20,870
6.75%, 04/15/29(a)	USD 1,200	1,212,444
Civitas Resources Inc., 8.38%, 07/01/28(a)	USD 2,551	2,678,324
CNX Resources Corp.
6.00%, 01/15/29(a)	USD 400	395,944
7.25%, 03/01/32(a)	USD 267	275,826
7.38%, 01/15/31(a)(g)	USD 800	825,927
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD 485	451,134
6.75%, 03/01/29(a)	USD 1,600	1,550,207
Cosan Luxembourg SA, 7.25%, 06/27/31(a)	USD 200	203,400
Security	Par (000)	Value
Oil & Gas (continued)
Crescent Energy Finance LLC, 9.25%, 02/15/28(a)	USD 1,708	$1,803,104
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25(a)	USD 1,100	1,098,594
Diamondback Energy Inc., 3.50%, 12/01/29	USD 1,231	1,157,282
Ecopetrol SA
8.38%, 01/19/36	USD 354	352,230
8.88%, 01/13/33	USD 438	455,905
Empresa Nacional del Petroleo
5.95%, 07/30/34(a)	USD 200	199,700
6.15%, 05/10/33(a)	USD 300	304,500
Eni SpA
3.88%, 01/15/34(c)	EUR 1,230	1,354,343
4.25%, 05/19/33(c)	EUR 1,649	1,870,698
EQT Corp., 3.13%, 05/15/26(a)	USD 1,033	994,626
Gran Tierra Energy Inc., 9.50%, 10/15/29(a)	USD 400	379,400
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD 900	884,917
6.00%, 02/01/31(a)	USD 100	97,052
6.25%, 11/01/28(a)	USD 97	96,975
6.25%, 04/15/32(a)	USD 400	389,090
8.38%, 11/01/33(a)(g)	USD 850	919,466
Kosmos Energy Ltd., 7.50%, 03/01/28(c)	USD 200	192,063
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)	USD 315	291,316
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)	USD 250	263,460
Murphy Oil Corp., 5.88%, 12/01/27	USD 253	252,910
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)	USD 1,263	1,331,150
Occidental Petroleum Corp.
5.88%, 09/01/25	USD 197	197,801
8.50%, 07/15/27	USD 130	140,779
Parkland Corp.
4.50%, 10/01/29(a)	USD 1,147	1,071,010
4.63%, 05/01/30(a)	USD 456	423,954
5.88%, 07/15/27(a)	USD 800	797,293
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	USD 100	98,093
7.88%, 09/15/30(a)	USD 1,300	1,346,402
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD 550	546,675
8.00%, 04/15/27(a)	USD 1,417	1,462,620
Pertamina Persero PT, 3.65%, 07/30/29(c)	USD 397	370,742
Petroleos Mexicanos
4.25%, 01/15/25	USD 128	126,600
5.95%, 01/28/31	USD 551	453,969
6.70%, 02/16/32	USD 384	327,398
8.75%, 06/02/29	USD 556	552,481
10.00%, 02/07/33	USD 342	349,011
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)	USD 250	254,688
Raizen Fuels Finance SA
6.45%, 03/05/34(a)	USD 345	355,609
6.95%, 03/05/54(a)	USD 244	251,210
Range Resources Corp.
4.88%, 05/15/25	USD 228	226,517
8.25%, 01/15/29	USD 1,200	1,246,471
SierraCol Energy Andina LLC, 6.00%, 06/15/28(c)	USD 210	188,937
SM Energy Co.
6.50%, 07/15/28	USD 200	199,527
6.63%, 01/15/27	USD 400	400,465

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.75%, 09/15/26	USD 400	$400,431
Southwestern Energy Co.
4.75%, 02/01/32	USD 950	887,766
5.38%, 02/01/29	USD 600	587,606
5.38%, 03/15/30	USD 717	699,946
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD 1,093	1,032,881
4.50%, 04/30/30	USD 100	93,309
5.88%, 03/15/28	USD 300	298,850
6.00%, 04/15/27	USD 354	353,280
7.00%, 09/15/28(a)	USD 1,100	1,131,464
Talos Production Inc.
9.00%, 02/01/29(a)	USD 1,000	1,053,667
9.38%, 02/01/31(a)	USD 208	220,449
Transocean Inc., 8.75%, 02/15/30(a)	USD 228	239,184
Trident Energy Finance PLC, 12.50%, 11/30/29(c)	USD 226	235,040
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(b)(c)	EUR 3,500	4,147,723
Vital Energy Inc.
7.88%, 04/15/32(a)	USD 1,036	1,053,783
9.75%, 10/15/30	USD 800	874,473
Wintershall Dea Finance BV
0.84%, 09/25/25(c)	EUR 7,100	7,429,904
1.33%, 09/25/28(c)	EUR 7,400	7,317,935
		69,819,321
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD 700	698,315
6.88%, 04/01/27(a)	USD 500	502,219
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	USD 401	403,293
7.13%, 03/15/29(a)	USD 800	814,143
		2,417,970
Packaging & Containers — 1.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)	EUR 1,146	1,091,427
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 2.13%, 08/15/26(c)	EUR 2,049	1,807,318
Ball Corp.
2.88%, 08/15/30(g)	USD 550	472,445
3.13%, 09/15/31	USD 456	389,252
6.00%, 06/15/29	USD 975	984,485
6.88%, 03/15/28	USD 736	756,753
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD 300	290,056
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	USD 1,400	1,378,586
Crown European Holdings SACA, 4.50%, 01/15/30(c)	EUR 1,601	1,745,547
Fiber Bidco SpA
6.13%, 06/15/31(c)	EUR 1,370	1,464,831
7.70%, 01/15/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 2,000	2,176,417
Graphic Packaging International LLC
3.50%, 03/15/28(a)	USD 1,025	956,246
3.75%, 02/01/30(a)(g)	USD 142	128,892
Security	Par (000)	Value
Packaging & Containers (continued)
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR 2,340	$2,266,556
LABL Inc., 5.88%, 11/01/28(a)	USD 2,728	2,519,228
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	USD 3,508	3,620,370
OI European Group BV
5.25%, 06/01/29(c)	EUR 3,400	3,679,826
6.25%, 05/15/28(c)	EUR 600	669,593
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(g)	USD 1,700	1,682,055
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)(g)	USD 2,091	1,975,524
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(a)	USD 417	391,459
Sealed Air Corp., 4.00%, 12/01/27(a)	USD 1,629	1,544,879
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	USD 400	402,765
7.25%, 02/15/31(a)	USD 100	104,110
Titan Holdings II BV, 5.13%, 07/15/29(c)	EUR 2,000	2,189,392
Trivium Packaging Finance BV, 7.58%, 08/15/26, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 300	325,415
		35,013,427
Pharmaceuticals — 1.4%
Bayer AG
0.75%, 01/06/27(c)	EUR 1,000	1,012,564
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(b)(c)	EUR 2,900	3,028,676
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(b)(c)	EUR 1,400	1,553,741
7.00%, 09/25/83, (5-year EUR Swap + 3.896%)(b)(c)	EUR 800	902,596
Series N5.5, 4.50%, 03/25/82, (5-year EUR Swap + 3.751%)(b)(c)	EUR 2,300	2,428,028
Bayer Capital Corp. BV, 1.50%, 06/26/26(c)	EUR 3,900	4,073,111
Bayer U.S. Finance II LLC, 4.25%, 12/15/25(a)	USD 444	437,283
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27(c)	EUR 100	104,439
4.38%, 01/15/28(c)	EUR 1,200	1,248,505
7.50%, 05/15/30(c)	EUR 1,961	2,203,423
Gruenenthal GmbH
4.13%, 05/15/28(c)	EUR 200	211,580
6.75%, 05/15/30(c)	EUR 3,035	3,460,208
Jazz Securities DAC, 4.38%, 01/15/29(a)	USD 2,600	2,441,812
Nidda Healthcare Holding GmbH
7.00%, 02/21/30(c)	EUR 3,927	4,339,564
7.50%, 08/21/26(c)	EUR 100	110,929
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	USD 1,400	1,315,327
5.13%, 04/30/31(a)	USD 4,714	4,338,279
2.88%, 04/30/28(c)	EUR 3,173	3,271,346
Phoenix PIB Dutch Finance BV, 4.88%, 07/10/29(c)	EUR 1,200	1,316,666
Rossini SARL
6.75%, 12/31/29(c)	EUR 1,368	1,532,336
7.55%, 12/31/29, (3-mo. EURIBOR + 3.875%)(b)(c)	EUR 1,944	2,129,667
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(c)	EUR 1,274	1,294,336
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.38%, 05/09/30	EUR 700	$744,317
7.38%, 09/15/29	EUR 1,500	1,818,180
7.88%, 09/15/31	EUR 2,500	3,158,817
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/28	USD 1,900	1,943,567
7.88%, 09/15/29	USD 1,000	1,077,812
		51,497,109
Pipelines — 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	USD 300	293,341
5.75%, 03/01/27(a)	USD 97	96,764
6.63%, 02/01/32(a)	USD 1,100	1,122,250
Buckeye Partners LP
3.95%, 12/01/26	USD 100	96,380
4.13%, 03/01/25(a)	USD 629	620,685
4.13%, 12/01/27	USD 621	583,801
4.50%, 03/01/28(a)	USD 200	190,767
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	USD 250	239,784
7.50%, 12/15/33(a)	USD 950	1,004,775
DT Midstream Inc.
4.13%, 06/15/29(a)	USD 1,290	1,205,904
4.38%, 06/15/31(a)	USD 39	35,957
EIG Pearl Holdings SARL, 3.55%, 08/31/36(a)	USD 1,000	858,438
Enbridge Inc., 6.70%, 11/15/53	USD 644	719,499
Energy Transfer LP
5.25%, 04/15/29	USD 145	147,159
5.50%, 06/01/27	USD 2,545	2,582,623
5.63%, 05/01/27(a)	USD 653	654,109
5.75%, 04/01/25	USD 400	399,483
7.38%, 02/01/31(a)	USD 1,439	1,519,762
EnLink Midstream LLC
5.38%, 06/01/29	USD 450	448,330
5.63%, 01/15/28(a)	USD 100	100,344
6.50%, 09/01/30(a)	USD 1,000	1,042,068
EnLink Midstream Partners LP
4.15%, 06/01/25	USD 277	272,887
4.85%, 07/15/26	USD 2,332	2,303,857
Enterprise Products Operating LLC, 3.95%, 01/31/60	USD 932	711,206
EQM Midstream Partners LP
4.50%, 01/15/29(a)	USD 625	598,874
4.75%, 01/15/31(a)	USD 97	91,587
6.00%, 07/01/25(a)	USD 600	599,849
6.38%, 04/01/29(a)	USD 900	918,742
6.50%, 07/01/27(a)	USD 1,133	1,154,588
7.50%, 06/01/27(a)	USD 600	616,418
7.50%, 06/01/30(a)	USD 400	431,694
Hess Midstream Operations LP
4.25%, 02/15/30(a)	USD 125	116,015
5.13%, 06/15/28(a)	USD 200	194,691
5.63%, 02/15/26(a)	USD 1,500	1,491,729
Kinetik Holdings LP, 5.88%, 06/15/30(a)	USD 1,096	1,084,918
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD 300	304,037
8.38%, 02/15/32(a)	USD 2,200	2,248,073
NuStar Logistics LP
5.63%, 04/28/27	USD 200	199,259
Security	Par (000)	Value
Pipelines (continued)
5.75%, 10/01/25	USD 700	$700,088
6.00%, 06/01/26	USD 850	850,888
Rockies Express Pipeline LLC
3.60%, 05/15/25(a)	USD 509	498,989
4.95%, 07/15/29(a)	USD 1,500	1,434,542
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD 700	675,396
6.00%, 03/01/27(a)(g)	USD 100	99,280
6.00%, 12/31/30(a)	USD 222	210,361
6.00%, 09/01/31(a)	USD 1,075	1,013,314
7.38%, 02/15/29(a)	USD 1,500	1,519,675
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	USD 400	346,907
6.25%, 01/15/30(a)	USD 700	718,901
3.88%, 08/15/29(a)	USD 1,993	1,842,689
4.13%, 08/15/31(a)	USD 731	664,515
Venture Global LNG Inc.
8.13%, 06/01/28(a)	USD 6,197	6,453,787
9.50%, 02/01/29(a)	USD 1,300	1,446,236
		45,776,215
Real Estate — 0.4%
ADLER Real Estate GmbH, 3.00%, 04/27/26(c)	EUR 2,200	2,190,593
Agps Bondco PLC, 5.00%, 01/14/29(c)(j)(k)	EUR 2,500	860,389
Aroundtown Finance SARL, 7.13%, (5-year EURIBOR ICE Swap + 4.508%)(b)(h)	EUR 1,922	1,649,623
Balder Finland OYJ, 1.00%, 01/20/29(c)	EUR 709	649,321
Citycon Treasury BV
1.25%, 09/08/26(c)	EUR 1,041	1,043,094
1.63%, 03/12/28(c)	EUR 500	470,263
2.38%, 01/15/27(c)	EUR 835	841,318
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(c)	EUR 300	272,889
Heimstaden Bostad AB
1.13%, 01/21/26(c)	EUR 400	405,103
3.25%, (5-year EUR Swap + 3.667%)(b)(c)(h)	EUR 1,067	874,731
Heimstaden Bostad Treasury BV
0.63%, 07/24/25(c)	EUR 600	612,550
1.38%, 03/03/27	EUR 1,736	1,679,946
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	USD 2,068	2,005,429
MAF Global Securities Ltd., 6.38%, (5-year CMT + 3.539%)(b)(c)(h)	USD 200	197,600
		13,752,849
Real Estate Investment Trusts — 0.9%
American Tower Corp.
0.40%, 02/15/27	EUR 3,000	3,014,318
0.88%, 05/21/29	EUR 390	374,142
1.95%, 05/22/26	EUR 456	482,078
3.38%, 10/15/26	USD 2,403	2,322,970
Equinix Inc.
1.80%, 07/15/27	USD 826	759,491
2.00%, 05/15/28	USD 379	342,580
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(a)	USD 404	385,725
Iron Mountain Inc.
4.50%, 02/15/31(a)	USD 1,607	1,477,038
4.88%, 09/15/27(a)	USD 100	97,646
4.88%, 09/15/29(a)	USD 300	286,636
5.00%, 07/15/28(a)	USD 600	581,637

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 03/15/28(a)	USD 882	$864,154
5.25%, 07/15/30(a)	USD 233	224,242
5.63%, 07/15/32(a)	USD 100	96,436
7.00%, 02/15/29(a)	USD 1,797	1,846,304
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	USD 557	520,243
Iron Mountain U.K. PLC, 3.88%, 11/15/25(c)	GBP 300	378,101
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(g)	USD 1,548	1,462,714
5.88%, 10/01/28(a)	USD 600	594,000
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD 1,000	947,378
6.50%, 04/01/32(a)	USD 700	707,907
7.25%, 07/15/28(a)	USD 800	826,017
SBA Communications Corp.
3.13%, 02/01/29(g)	USD 3,007	2,722,411
3.88%, 02/15/27	USD 1,663	1,601,134
Service Properties Trust
3.95%, 01/15/28(g)	USD 1,225	1,055,953
4.38%, 02/15/30	USD 1,600	1,197,307
4.75%, 10/01/26	USD 131	125,495
4.95%, 02/15/27	USD 700	655,817
4.95%, 10/01/29	USD 2,200	1,753,681
5.50%, 12/15/27	USD 43	40,974
VICI Properties LP, 4.38%, 05/15/25	USD 242	239,347
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(a)	USD 2,624	2,522,714
3.88%, 02/15/29(a)	USD 809	759,176
4.50%, 09/01/26(a)	USD 162	159,038
4.63%, 06/15/25(a)	USD 200	198,011
5.75%, 02/01/27(a)	USD 217	218,518
		31,841,333
Retail — 1.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)	USD 500	458,219
3.88%, 01/15/28(a)	USD 400	376,087
4.00%, 10/15/30(a)	USD 3,424	3,054,121
4.38%, 01/15/28(a)	USD 322	306,186
5.75%, 04/15/25(a)	USD 1,361	1,359,004
Advance Auto Parts Inc., 3.90%, 04/15/30	USD 100	92,236
Afflelou SAS, 6.00%, 07/25/29(c)	EUR 1,900	2,087,401
Asbury Automotive Group Inc.
4.50%, 03/01/28	USD 700	669,466
4.63%, 11/15/29(a)(g)	USD 100	93,442
4.75%, 03/01/30(g)	USD 456	428,489
5.00%, 02/15/32(a)	USD 1,300	1,197,988
Bath & Body Works Inc.
5.25%, 02/01/28	USD 600	587,948
6.63%, 10/01/30(a)	USD 697	703,619
7.50%, 06/15/29	USD 441	453,722
Bertrand Franchise Finance SAS
6.50%, 07/18/30(c)	EUR 680	747,644
7.49%, 07/18/30, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 3,000	3,262,984
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP 2,867	3,727,251
Constellation Automotive Financing PLC, 4.88%, 07/15/27(c)	GBP 500	549,573
Dufry One BV, 4.75%, 04/18/31(c)	EUR 2,549	2,779,866
Duomo Bidco SpA, 7.80%, 07/15/31, (3-mo. EURIBOR + 4.125%)(b)(c)	EUR 2,317	2,548,020
Security	Par (000)	Value
Retail (continued)
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	USD 697	$699,196
5.88%, 04/01/29(a)	USD 600	558,923
Goldstory SAS
6.75%, 02/01/30(c)	EUR 1,871	2,027,421
7.63%, 02/01/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 356	386,206
Home Depot Inc. (The), 3.63%, 04/15/52	USD 1,883	1,432,292
Kohl's Corp., 4.63%, 05/01/31(g)	USD 1,880	1,526,062
Lithia Motors Inc.
3.88%, 06/01/29(a)(g)	USD 1,523	1,383,164
4.38%, 01/15/31(a)(g)	USD 1,100	987,328
4.63%, 12/15/27(a)	USD 106	101,972
Lowe's Companies Inc., 4.45%, 04/01/62	USD 1,788	1,431,103
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(g)	USD 662	646,580
5.88%, 03/15/30(a)(g)	USD 1,100	1,055,810
6.13%, 03/15/32(a)(g)	USD 700	668,065
McDonald's Corp., 3.88%, 02/20/31(c)	EUR 1,300	1,447,619
Murphy Oil USA Inc., 3.75%, 02/15/31(a)	USD 726	644,658
Nordstrom Inc.
4.25%, 08/01/31	USD 1,978	1,760,369
4.38%, 04/01/30	USD 400	363,678
Staples Inc., 10.75%, 09/01/29(a)	USD 2,100	2,034,194
Stonegate Pub Co. Financing 2019 PLC
8.00%, 07/13/25(c)	GBP 300	385,742
9.58%, 07/31/25, (3-mo. EURIBOR + 5.750%)(b)(c)	EUR 677	732,683
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	USD 100	82,458
3.45%, 06/01/26	USD 1,600	1,524,539
Yum! Brands Inc.
3.63%, 03/15/31	USD 1,025	914,264
4.63%, 01/31/32	USD 1,397	1,302,811
4.75%, 01/15/30(a)	USD 100	96,368
5.38%, 04/01/32(g)	USD 600	581,328
		50,258,099
Savings & Loans — 0.1%
Nationwide Building Society, 5.75%, (5-year GUK + 5.625%)(b)(c)(h)	GBP 2,506	3,064,537
Semiconductors — 0.2%
ams-OSRAM AG, 10.50%, 03/30/29(c)	EUR 2,470	2,801,028
Entegris Inc.
3.63%, 05/01/29(a)	USD 53	48,074
4.75%, 04/15/29(a)	USD 3,919	3,781,048
Foundry JV Holdco LLC, 5.90%, 01/25/30(a)	USD 860	890,570
KLA Corp., 5.25%, 07/15/62	USD 739	725,740
Lam Research Corp., 3.13%, 06/15/60	USD 1,102	724,681
		8,971,141
Software — 0.9%
Cedacri Mergeco SpA, 9.33%, 05/15/28, (3-mo. EURIBOR + 5.500%)(b)(c)	EUR 1,719	1,864,387
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	USD 2,200	2,218,869
Cloud Software Group Inc.
6.50%, 03/31/29(a)	USD 5,658	5,515,120
8.25%, 06/30/32(a)	USD 1,254	1,301,029
Continuum Energy Pte Ltd., 5.00%, 09/13/27(e)	USD 1,650	1,672,770
Fair Isaac Corp.
4.00%, 06/15/28(a)	USD 400	376,356
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.25%, 05/15/26(a)	USD 1,154	$1,147,720
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(c)	EUR 4,503	4,945,210
Open Text Corp.
3.88%, 02/15/28(a)	USD 1,100	1,026,863
3.88%, 12/01/29(a)	USD 800	726,186
Open Text Holdings Inc.
4.13%, 02/15/30(a)(g)	USD 188	171,474
4.13%, 12/01/31(a)(g)	USD 900	801,241
Oracle Corp.
2.30%, 03/25/28	USD 834	767,138
3.85%, 04/01/60	USD 2,012	1,429,175
TeamSystem SpA, 7.19%, 07/31/31, (3-mo. EURIBOR + 3.500%)(b)(c)	EUR 1,683	1,823,703
UKG Inc., 6.88%, 02/01/31(a)	USD 2,601	2,673,397
VMware LLC, 3.90%, 08/21/27	USD 2,567	2,496,162
		30,956,800
Sovereign Debt Securities — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(a)	USD 200	187,937
Telecommunications — 3.5%
Altice Financing SA
2.25%, 01/15/25(c)	EUR 200	211,591
5.00%, 01/15/28(a)	USD 1,000	798,542
5.75%, 08/15/29(a)	USD 2,275	1,726,649
9.63%, 07/15/27(a)	USD 1,100	1,027,017
Altice France SA, 5.13%, 07/15/29(a)	USD 2,000	1,402,590
Altice France SA/France
3.38%, 01/15/28(c)	EUR 1,000	764,610
4.00%, 07/15/29(c)	EUR 900	667,207
4.13%, 01/15/29(c)	EUR 2,000	1,486,578
4.25%, 10/15/29(c)	EUR 450	334,772
5.88%, 02/01/27(c)	EUR 465	380,706
11.50%, 02/01/27(c)	EUR 100	87,895
British Telecommunications PLC, 8.38%, 12/20/83, (5-year U.K. Government Bond + 3.820%)(b)(c)	GBP 3,300	4,553,575
C&W Senior Finance Ltd., 6.88%, 09/15/27(a)	USD 250	243,485
CK Hutchison Group Telecom Finance SA, 2.63%, 10/17/34(c)	GBP 3,000	2,876,495
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)	USD 4,744	4,663,465
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD 2,697	2,597,377
5.88%, 10/15/27(a)	USD 1,100	1,089,175
8.75%, 05/15/30(a)	USD 3,003	3,146,039
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR 4,462	4,369,505
Iliad Holding SASU
5.63%, 10/15/28(c)	EUR 100	109,037
6.50%, 10/15/26(a)	USD 724	725,499
6.88%, 04/15/31(c)	EUR 5,558	6,188,141
7.00%, 10/15/28(a)	USD 2,700	2,707,064
8.50%, 04/15/31(a)	USD 2,100	2,187,837
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)	USD 4,270	4,062,151
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)	EUR 5,273	5,685,418
Koninklijke KPN NV, 4.88%, (5-year EURIBOR ICE Swap + 1.972%)(b)(c)(h)	EUR 625	686,552
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)	USD 247	260,739
Security	Par (000)	Value
Telecommunications (continued)
Lorca Telecom Bondco SA, 5.75%, 04/30/29(c)	EUR 4,076	$4,565,865
Millicom International Cellular SA, 7.38%, 04/02/32(a)	USD 261	260,817
Odido Group Holding BV, 5.50%, 01/15/30(c)	EUR 1,663	1,687,383
Optics Bidco SpA
1.63%, 01/18/29	EUR 1,000	967,618
5.25%, 03/17/55	EUR 300	312,373
6.88%, 02/15/28(c)	EUR 242	281,220
Series 2033, 6.38%, 11/15/33(a)	USD 513	502,997
Series 2034, 6.00%, 09/30/34(a)	USD 939	887,355
Series 2036, 7.20%, 07/18/36(a)	USD 627	640,499
Series 2038, 7.72%, 06/04/38(a)	USD 384	411,195
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	USD 700	677,604
SoftBank Group Corp.
3.38%, 07/06/29(c)	EUR 2,722	2,692,656
3.88%, 07/06/32(c)	EUR 3,116	3,013,985
4.00%, 09/19/29(c)	EUR 3,590	3,646,721
5.00%, 04/15/28(c)	EUR 100	107,386
5.38%, 01/08/29(c)	EUR 1,008	1,086,108
5.75%, 07/08/32(c)	EUR 3,152	3,394,195
Sprint Capital Corp., 6.88%, 11/15/28	USD 2,255	2,417,701
Telecom Italia SpA/Milano, 2.75%, 04/15/25(c)	EUR 2,100	2,252,838
Telefonica Europe BV
3.88%, (8-year EUR Swap + 2.967%)(b)(c)(h)	EUR 500	536,390
6.14%, (7-year EUR Swap + 3.347%)(b)(c)(h)	EUR 2,000	2,286,768
7.13%, (6-year EUR Swap + 4.322%)(b)(c)(h)	EUR 1,100	1,296,130
Series ., 5.75%, (8-year EURIBOR ICE Swap + 3.121%)(b)(c)(h)	EUR 5,000	5,572,234
Series ., 6.75%, (8-year EUR Swap + 3.615%)(b)(c)(h)	EUR 1,800	2,122,809
Verizon Communications Inc., 2.99%, 10/30/56	USD 2,274	1,433,995
Viasat Inc.
6.50%, 07/15/28(a)(g)	USD 2,500	2,035,229
7.50%, 05/30/31(a)(g)	USD 7,300	5,357,893
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(c)	EUR 100	97,131
4.00%, 01/31/29(c)	GBP 200	225,498
4.25%, 01/31/31(a)	USD 900	762,021
4.50%, 07/15/31(c)	GBP 850	920,615
4.75%, 07/15/31(a)	USD 2,700	2,318,045
7.75%, 04/15/32(a)	USD 300	299,851
Vodafone Group PLC
2.63%, 08/27/80, (5-year EUR Swap + 3.002%)(b)(c)	EUR 300	314,200
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(b)(c)	EUR 5,290	5,239,814
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)	USD 368	323,907
4.88%, 10/03/78, (5-year GBP Swap + 3.267%)(b)(c)	GBP 1,424	1,803,164
6.50%, 08/30/84, (5-year EUR Swap + 3.489%)(b)(c)	EUR 200	234,371
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)	USD 3,800	3,933,874
8.00%, 08/30/86, (5-year U.K. Government Bond + 3.837%)(b)(c)	GBP 3,000	4,178,199
		126,138,365
Toys, Games & Hobbies — 0.1%
Mattel Inc., 3.38%, 04/01/26(a)	USD 3,256	3,151,013

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.4%
Brightline East LLC, 11.00%, 01/31/30(a)(g)	USD 1,100	$1,000,831
Danaos Corp., 8.50%, 03/01/28(a)	USD 3,899	4,013,475
East Japan Railway Co., 4.39%, 09/05/43(c)	EUR 100	116,912
Mobico Group PLC
4.25%, (5-year GUK + 4.135%)(b)(c)(h)	GBP 1,800	2,105,268
4.88%, 09/26/31(c)	EUR 100	106,979
Poste Italiane SpA, 2.63%, (5-year EURIBOR ICE Swap + 2.677%)(b)(c)(h)	EUR 2,555	2,479,149
SGL Group ApS, 8.44%, 04/22/30, (3-mo. EURIBOR + 4.750%)(b)	EUR 4,000	4,369,043
		14,191,657
Trucking & Leasing — 0.0%
DAE Funding LLC, 2.63%, 03/20/25(c)	USD 256	250,959
Water — 0.0%
Thames Water Utilities Finance PLC
4.00%, 06/19/25(c)	GBP 300	295,034
4.00%, 04/18/27(c)	EUR 853	673,070
		968,104
Total Corporate Bonds & Notes — 47.4% (Cost: $1,700,079,631)		1,718,635,779
Foreign Government Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(c)	USD 288	267,840
Benin — 0.0%
Benin Government International Bond, 7.96%, 02/13/38(a)	USD 200	186,500
Brazil — 1.6%
Brazil Letras do Tesouro Nacional, 0.00% 10/01/24(f)	BRL 32,993	5,725,615
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/25	BRL 117,662	20,722,145
Series F, 10.00%, 01/01/27	BRL 170,518	29,081,525
Brazilian Government International Bond, 7.13%, 05/13/54	USD 325	321,100
		55,850,385
Cameroon, United Republic of — 0.0%
Republic of Cameroon International Bond, 9.50%, 07/31/31(c)	USD 250	237,500
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42	USD 463	404,662
Colombia — 0.7%
Colombia Government International Bond
3.88%, 03/22/26	EUR 180	193,430
4.50%, 01/28/26	USD 341	334,351
8.00%, 04/20/33	USD 415	435,335
8.00%, 11/14/35	USD 200	208,600
8.75%, 11/14/53	USD 200	212,700
Colombian TES
Series B, 5.75%, 11/03/27	COP 69,049,400	15,328,445
Series B, 6.00%, 04/28/28	COP 38,723,300	8,468,381
		25,181,242
Security	Par (000)	Value
Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34(c)	USD 284	$293,764
7.30%, 11/13/54(a)	USD 200	213,000
		506,764
Czech Republic — 0.1%
Czech Republic Government Bond, 5.00%, 09/30/30	CZK 76,200	3,492,685
Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(a)	USD 589	547,216
4.88%, 09/23/32(a)	USD 468	428,660
5.95%, 01/25/27(c)	USD 463	464,158
10.75%, 06/01/36(a)	DOP 59,850	1,029,732
Dominican Republic International Bonds, 7.05%, 02/03/31(a)	USD 402	421,851
		2,891,617
Egypt — 0.0%
Egypt Government International Bond
5.63%, 04/16/30(c)	EUR 324	285,450
7.50%, 02/16/61(a)	USD 236	159,816
7.63%, 05/29/32(c)	USD 629	526,788
8.50%, 01/31/47(a)	USD 200	151,125
		1,123,179
Guatemala — 0.0%
Guatemala Government Bond
4.65%, 10/07/41(a)	USD 592	471,195
6.60%, 06/13/36(a)	USD 200	203,063
7.05%, 10/04/32(a)	USD 500	530,156
		1,204,414
Honduras — 0.0%
Honduras Government International Bond, 5.63%, 06/24/30(a)	USD 233	201,254
Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF 775,320	2,188,145
Hungary Government International Bond
5.25%, 06/16/29(a)	USD 336	334,740
5.38%, 09/12/33(c)	EUR 387	442,128
5.50%, 03/26/36(a)	USD 200	196,125
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(c)	EUR 386	443,465
		3,604,603
Indonesia — 0.3%
Indonesia Government International Bond, 4.10%, 04/24/28	USD 414	403,132
Indonesia Treasury Bond
7.00%, 05/15/27	IDR 42,248,000	2,625,189
7.13%, 06/15/38	IDR 55,651,000	3,447,508
8.25%, 05/15/36	IDR 38,510,000	2,598,289
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(a)	USD 200	197,250
		9,271,368
Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.88%, 10/17/31(c)	EUR 542	534,521
6.38%, 03/03/28(c)	USD 200	195,875
8.25%, 01/30/37(a)	USD 255	246,712
		977,108
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(c)	USD 281	$275,556
Kenya — 0.0%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(a)	USD 400	379,500
Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(c)	EUR 200	224,794
Mexico — 1.8%
Mexican Bonos
7.50%, 05/26/33	MXN 67,189	3,120,001
8.50%, 03/01/29	MXN 39,659	2,024,453
Series M, 5.75%, 03/05/26	MXN 537,000	26,817,286
Series M 20, 10.00%, 12/05/24	MXN 150,200	8,025,917
Series M 30, 8.50%, 11/18/38	MXN 242,121	11,601,510
Mexico Bonos, 7.00%, 09/03/26	MXN 100,337	5,045,746
Mexico Cetes
0.00%, 10/03/24(f)	MXN 44,636	2,350,499
0.00%, 04/03/25(f)	MXN 115,371	5,753,369
Mexico Government International Bond
2.66%, 05/24/31	USD 364	306,215
3.75%, 01/11/28	USD 547	525,291
6.34%, 05/04/53	USD 200	191,900
6.35%, 02/09/35	USD 376	386,716
		66,148,903
Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27(c)	EUR 274	273,833
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(c)	USD 200	181,000
5.95%, 03/08/28(a)	USD 200	202,800
		383,800
Nigeria — 0.0%
Nigeria Government International Bond, 7.63%, 11/28/47(c)	USD 327	238,914
Oman — 0.0%
Oman Government International Bond
6.50%, 03/08/47(c)	USD 213	216,261
6.75%, 01/17/48(c)	USD 489	508,560
		724,821
Panama — 0.1%
Panama Government International Bond
6.40%, 02/14/35	USD 522	508,459
7.50%, 03/01/31	USD 380	401,850
8.00%, 03/01/38	USD 286	309,149
		1,219,458
Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33(c)	USD 200	165,000
5.60%, 03/13/48	USD 290	264,190
		429,190
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32(g)	USD 667	517,342
2.78%, 01/23/31	USD 508	441,484
Security	Par (000)	Value
Peru (continued)
7.60%, 08/12/39(a)	PEN 3,849	$1,053,904
		2,012,730
Poland — 0.6%
Republic of Poland Government Bond
2.75%, 10/25/29	PLN 31,096	6,998,385
3.25%, 07/25/25	PLN 16,422	4,092,905
4.75%, 07/25/29	PLN 12,817	3,150,734
5.00%, 10/25/34	PLN 7,500	1,831,295
5.75%, 04/25/29	PLN 23,014	5,926,815
Republic of Poland Government International Bond
4.88%, 10/04/33	USD 129	127,485
5.50%, 04/04/53	USD 401	395,113
		22,522,732
Romania — 0.1%
Romania Government International Bond
2.12%, 07/16/31(c)	EUR 603	532,845
2.50%, 02/08/30(c)	EUR 599	573,636
Romanian Government International Bond, 5.25%, 11/25/27(a)	USD 124	122,915
		1,229,396
Saudi Arabia — 0.0%
Saudi Government International Bond
4.50%, 04/17/30(c)	USD 400	392,125
5.00%, 01/18/53(a)	USD 561	498,939
		891,064
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(c)	USD 400	336,000
Serbia — 0.0%
Serbia International Bond, 6.00%, 06/12/34(a)	USD 390	388,783
South Africa — 0.4%
Republic of South Africa Government Bond
7.00%, 02/28/31	ZAR 61,351	2,910,800
8.00%, 01/31/30	ZAR 129,027	6,666,552
8.75%, 01/31/44	ZAR 54,344	2,334,210
9.00%, 01/31/40	ZAR 39,463	1,776,996
Republic of South Africa Government International Bond
5.00%, 10/12/46	USD 264	190,080
5.88%, 04/20/32	USD 468	441,675
		14,320,313
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34(a)	USD 466	471,592
Uruguay — 0.0%
Uruguay Government International Bond, 5.75%, 10/28/34	USD 454	481,834
Uruguay Government International Bonds, 9.75%, 07/20/33	UYU 10,443	260,200
		742,034

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(a)	EUR 363	$392,857
7.85%, 10/12/28(a)	USD 200	206,250
		599,107
Total Foreign Government Obligations — 6.0% (Cost: $234,116,037)		219,213,641
Municipal Debt Obligations
Florida — 0.0%
Florida Development Finance Corp. RB AMT, 12.00%, 07/15/32(a)	$1,060	1,136,631
Texas — 0.1%
Port of Beaumont Navigation District RB, 10.00%, 07/01/26(a)	1,480	1,504,616
Total Municipal Debt Obligations — 0.1% (Cost: $2,519,162)		2,641,247
U.S. Government Agency Obligations
Mortgage-Backed Securities — 10.9%
Uniform Mortgage-Backed Securities, 3.50%, 08/15/54(l)	435,994	395,552,380
Total U.S. Government Agency Obligations — 10.9% (Cost: $388,479,702)		395,552,380
Floating Rate Loan Interests
Beverages — 0.1%
Pegasus BidCo BV, 2024 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.58%, 07/12/29(b)	2,000	2,165,625
Chemicals — 0.2%
Ineos Finance PLC, 2024 EUR Term Loan B, 02/07/31(b)(m)	2,000	2,167,985
INEOS Quattro Holdings U.K. Ltd., 2023 EUR 1st Lien Term Loan B, 04/02/29(b)(m)	2,000	2,166,837
Rain Carbon GmbH, 2023 EUR Term Loan B, 10/31/28(b)(e)(m)	1,808	1,952,295
		6,287,117
Commercial Services — 0.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 05/12/28(b)(m)	1,122	1,121,249
Atlas Luxco 4 SARL, 2021 EUR Term Loan, 05/12/28(b)(m)	1,990	2,140,465
Boost Newco Borrower LLC, 2024 USD Term Loan B, 01/31/31(m)	385	385,089
Eagle Bidco Ltd., 2021 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 7.35%, 03/20/28(b)	2,000	2,165,712
Finco Utilitas SARL, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 7.61%, 09/26/30(b)	2,000	2,167,508
Galileo Global Education Operations, 2021 EUR Term Loan B, 07/14/28(b)(m)	2,000	2,161,167
Garda World Security Corp., 2022 Term Loan B, 02/01/29(b)(m)	280	280,511
Security	Par (000)	Value
Commercial Services (continued)
Holding Socotec SAS, 2021 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 7.22%, 06/02/28(b)	2,000	$2,161,491
IFCO Management GmbH, 2024 EUR Term Loan B, 11/29/29(b)(m)	2,000	2,172,032
Inspired FinCo Holdings Ltd., 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.00%), 7.60%, 02/28/31(b)	2,000	2,168,115
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B, 07/15/29(b)(m)	2,000	2,167,747
TMF Group Holding BV, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.46%, 05/03/28(b)	2,000	2,169,478
		21,260,564
Computers — 0.1%
Amazon Holdco Inc., 2024 Term Loan B, 07/30/31(e)(m)	2,219	2,224,547
Indy U.S. Holdco LLC, 2024 EUR Term Loan B, 03/06/28(m)	2,000	2,163,483
		4,388,030
Cosmetics & Personal Care — 0.1%
Rainbow U.K. Bidco Ltd., EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 7.41%, 02/23/29(b)	2,000	2,158,050
Distribution & Wholesale — 0.2%
Ammega Group BV, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 8.72%, 12/30/28(b)	2,000	2,167,508
Barentz International BV, EUR Term Loan, 03/01/31(b)(m)	2,000	2,173,439
Parts Europe SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.44%, 02/03/31(b)	2,000	2,167,985
Quimper AB, EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 2.93%), 6.62%, 02/16/26(b)	2,000	2,159,370
		8,668,302
Engineering & Construction — 0.1%
Circet Europe SASU, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 6.97%, 10/13/28(b)	1,500	1,605,729
Radar Bidco SARL, 2024 EUR Term Loan B, 04/04/31(b)(m)	2,000	2,176,231
		3,781,960
Entertainment — 0.3%
Bally's Corp., 2021 Term Loan B, 10/02/28(b)(m)	1,739	1,660,745
Banijay Entertainment SASU, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.46%, 03/01/28(b)	2,000	2,171,902
Caesars Entertainment Inc., 2024 Term Loan B1, 02/06/31(b)(m)	2,675	2,677,381
Entain PLC, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 6.92%, 06/30/28(b)	1,611	1,748,134
Tackle SARL, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 7.32%, 05/22/28(b)	2,000	2,151,794
		10,409,956
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food — 0.2%
Bellis Acquisition Co. PLC, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.80%, 05/14/31(b)	2,724	$2,935,020
Froneri Lux FinCo SARL, 2020 EUR Term Loan B1, (6-mo. EURIBOR at 0.00% Floor + 2.13%), 5.72%, 01/29/27(b)	2,000	2,155,755
Market Bidco Ltd., EUR Term Loan B1, 11/04/27(b)(m)	2,000	2,161,794
ZF Invest SAS, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.48%), 7.18%, 07/12/28(b)	2,000	2,140,149
		9,392,718
Food Service — 0.0%
PAX Holdco Spain SL, 2024 EUR Term Loan B3, 12/31/29(b)(m)	2,000	2,145,864
Forest Products & Paper — 0.1%
SpA Holdings 3 Oy, EUR Term Loan B, 02/04/28(b)(m)	2,000	2,162,530
Health Care - Products — 0.1%
Bausch & Lomb Corp., Term Loan, 05/10/27(b)(m)	1,151	1,129,037
Medline Borrower LP, 2024 Term Loan B, 10/23/28(b)(m)	1,973	1,978,375
		3,107,412
Health Care - Services — 0.1%
Elsan SAS, 2021 EUR Term Loan B5, (3-mo. EURIBOR at 0.00% Floor + 3.10%), 6.82%, 06/16/28(b)	2,000	2,135,279
Mehilainen Yhtiot OYJ, 2024 EUR Term Loan B, 08/09/28(b)(m)	2,000	2,166,859
		4,302,138
Leisure Time — 0.0%
HNVR Holdco Ltd., 2024 EUR Term Loan D2, (6-mo. EURIBOR at 0.00% Floor + 4.25%), 8.09%, 09/12/27(b)	1,167	1,268,066
Lodging — 0.1%
Casper BidCo SAS, 2024 EUR Term Loan B, 03/21/31(b)(m)	2,000	2,170,128
Fertitta Entertainment LLC, 2022 Term Loan B, 01/27/29(b)(m)	508	509,410
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 08/02/28(b)(m)	1,179	1,179,235
Station Casinos LLC, 2024 Term Loan B, 03/14/31(b)(m)	769	770,101
		4,628,874
Manufacturing — 0.1%
Ctec III GmbH, 2022 EUR Term Loan B, 03/16/29(b)(m)	2,000	2,163,028
Media — 0.1%
Vmed O2 U.K. Holdco 4 Ltd., 2020 EUR Term Loan R, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 6.86%, 01/31/29(b)	1,500	1,612,644
Ziggo BV, 2019 EUR Term Loan H, 01/31/29(b)(m)	2,000	2,129,955
		3,742,599
Security	Par (000)	Value
Municpal Debt Securities — 0.0%
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, 06/13/31(m)	1,483	$1,605,351
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings Inc, 2024 Term Loan B, 9.12%, 04/13/29(b)	1,237	1,241,481
Clydesdale Acquisition Holdings Inc., 2024 1st Lien Term Loan, 04/13/29(m)	1,267	1,270,994
		2,512,475
Pharmaceuticals — 0.2%
AI Sirona Luxembourg Acquisition SARL, 2024 EUR Term Loan B, 09/30/28(b)(m)	2,000	2,172,379
Ceva Sante Animale, 2024 EUR Term Loan B, 11/08/30(m)	2,000	2,167,595
Nidda Healthcare Holding AG, 2020 EUR Term Loan F, 08/21/26(b)(m)	2,000	2,159,824
		6,499,798
Retail — 0.1%
Elvis U.K. Holdco Ltd., 2021 EUR Term Loan, 10/19/28(b)(m)	1,000	1,083,765
Peer Holding III BV, 2019 EUR Term Loan B, 01/16/27(b)(m)	1,800	1,952,394
		3,036,159
Software — 0.3%
Boxer Parent Co. Inc., 2024 EUR Term Loan B, 07/30/31(b)(m)	1,990	1,992,488
Claudius Finance SARL, 2023 EUR Term Loan B, 07/10/28(b)(m)	2,000	2,164,045
Cloud Software Group Inc.
2024 USD Term Loan B, 03/30/29(b)(m)	1,688	1,686,464
2024 EUR Term Loan B, 03/29/30(b)(m)	EUR 1,506	1,635,480
Unit4 Group Holding BV, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 7.22%, 06/29/28(b)	2,500	2,676,891
		10,155,368
Telecommunications — 0.2%
Lorca Holdco Ltd., 2024 EUR Term Loan, 03/25/31(b)(m)	2,000	2,165,171
Odido Holding BV, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 7.62%, 03/30/29(b)	2,000	2,168,764
Telenet International Finance SARL, 2020 EUR Term Loan AQ, (1-mo. EURIBOR at 0.00% Floor + 2.25%), 5.86%, 04/30/29(b)	2,000	2,131,686
		6,465,621
Total Floating Rate Loan Interests — 3.4% (Cost: $122,196,176)		122,307,605
	Shares
Investment Companies
Exchange Traded Funds — 4.6%
iShares iBoxx $ High Yield Corporate Bond ETF(g)(n)	1,747,538	137,251,634

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Exchange Traded Funds (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF(g)(n)	253,941	$27,821,776
		165,073,410
Total Investment Companies — 4.6% (Cost $162,582,762)		165,073,410
Total Long-Term Investments — 105.3% (Cost: $3,795,604,390)		3,815,353,687
Short-Term Securities
Money Market Funds — 12.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(n)(o)(p)	459,095,462	459,279,101
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(n)(o)	100,000	100,000
Total Short-Term Securities — 12.7% (Cost: $459,345,698)		459,379,101
Total Investments — 118.0% (Cost: $4,254,950,088)		4,274,732,788
Liabilities in Excess of Other Assets — (18.0)%		(651,720,444)
Net Assets — 100.0%		$3,623,012,344

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Zero-coupon bond.
(g)	All or a portion of this security is on loan.
(h)	Perpetual security with no stated maturity date.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Represents or includes a TBA transaction.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period end.
(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,834,571	$454,465,391 (a)	$—	$(54,017)	$33,156	$459,279,101	459,095,462	$5,030,647 (b)	$10
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	5,313	—
iShares iBoxx $ High Yield Corporate Bond ETF	5,279,262	354,152,958	(223,519,836)	(655,097)	1,994,347	137,251,634	1,747,538	2,301,057	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,618,059	175,825,419	(151,461,508)	406,038	433,768	27,821,776	253,941	979,055	—
				$(303,076)	$2,461,271	$624,452,511		$8,316,072	$10

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	919	09/19/24	$103,115	$838,264
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
10-Year U.S. Ultra Bond	275	09/19/24	$31,917	$536,719
U.S. Ultra Bond	26	09/19/24	3,341	38,295
5-Year U.S. Treasury Note	4,988	09/30/24	539,756	7,834,670
				9,247,948
Short Contracts
30-Year Euro Buxl Bond	(14)	09/06/24	2,041	(91,728)
Euro BOBL	(845)	09/06/24	107,463	(1,324,940)
Euro Bund	(437)	09/06/24	63,247	(1,575,993)
Euro-Schatz	(144)	09/06/24	16,531	(122,030)
U.S. Long Bond	(76)	09/19/24	9,222	(298,874)
Long Gilt	(21)	09/26/24	2,679	(57,796)
2-Year U.S. Treasury Note	(3,055)	09/30/24	628,232	(2,340,779)
				(5,812,140)
				$3,435,808
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	12,226,032	USD	2,159,275	UBS AG	08/02/24	$2,272
USD	2,184,000	BRL	12,226,032	UBS AG	08/02/24	22,453
USD	644,892	COP	2,563,930,482	Citibank N.A.	08/13/24	12,988
COP	372,232,840	USD	87,394	Barclays Bank PLC	08/15/24	4,325
COP	957,170,160	USD	221,357	BNP Paribas SA	08/15/24	14,491
USD	3,613,211	BRL	18,943,561	Citibank N.A.	08/15/24	268,599
AUD	2,244,000	USD	1,468,014	Barclays Bank PLC	08/23/24	260
CLP	680,419,444	USD	718,386	UBS AG	08/23/24	3,918
CNH	14,075,367	USD	1,933,889	BNP Paribas SA	08/23/24	17,821
IDR	24,242,300,000	USD	1,490,000	Barclays Bank PLC	08/23/24	1,544
INR	104,805,797	USD	1,250,981	BNP Paribas SA	08/23/24	55
JPY	227,654,624	USD	1,464,307	Bank of America N.A.	08/23/24	60,102
KRW	5,928,236,983	USD	4,297,000	BNP Paribas SA	08/23/24	33,569
MXN	41,965,020	USD	2,234,000	Citibank N.A.	08/23/24	11,101
MYR	20,107,102	USD	4,310,204	Barclays Bank PLC	08/23/24	80,319
NOK	15,636,965	USD	1,421,000	Bank of America N.A.	08/23/24	12,938
PEN	4,159,042	USD	1,107,041	Barclays Bank PLC	08/23/24	5,537
THB	78,492,834	USD	2,171,111	UBS AG	08/23/24	34,667
USD	2,184,000	BRL	12,358,481	UBS AG	08/23/24	3,672
USD	1,933,889	CNH	13,929,830	Barclays Bank PLC	08/23/24	2,359
USD	4,753,997	EUR	4,370,810	Barclays Bank PLC	08/23/24	19,079
USD	1,391,206	EUR	1,280,000	Morgan Stanley & Co. International PLC	08/23/24	4,576
USD	925,119	GBP	718,483	UBS AG	08/23/24	1,284
USD	2,203,000	HUF	793,873,080	Citibank N.A.	08/23/24	24,106
USD	77,032	HUF	27,748,973	Morgan Stanley & Co. International PLC	08/23/24	871
USD	1,469,000	MXN	26,522,061	Citibank N.A.	08/23/24	50,087
USD	3,645,107	MXN	65,830,082	Morgan Stanley & Co. International PLC	08/23/24	123,241
USD	9,437,614	PLN	37,166,935	Barclays Bank PLC	08/23/24	62,852

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	69,672,983	USD	3,775,689	Morgan Stanley & Co. International PLC	08/23/24	$43,575
EUR	71,923,000	USD	77,486,028	Morgan Stanley & Co. International PLC	09/18/24	523,520
IDR	20,249,645,200	USD	1,241,000	BNP Paribas SA	09/18/24	4,004
MXN	135,752,471	USD	7,175,000	Citibank N.A.	09/18/24	58,543
MXN	48,489,115	USD	2,542,147	Morgan Stanley & Co. International PLC	09/18/24	41,586
USD	333,440	AUD	500,000	Citibank N.A.	09/18/24	6,075
USD	8,314,000	BRL	46,250,449	Barclays Bank PLC	09/18/24	176,722
USD	40,160,256	BRL	218,993,876	Citibank N.A.	09/18/24	1,630,598
USD	303,000	BRL	1,640,990	Goldman Sachs & Co.	09/18/24	14,285
USD	32,570,023	EUR	29,951,000	Barclays Bank PLC	09/18/24	84,393
USD	20,348,522	EUR	18,695,000	Deutsche Bank Securities Inc.	09/18/24	71,441
USD	17,120,356	EUR	15,729,000	UBS AG	09/18/24	60,276
USD	476,512	GBP	369,000	Barclays Bank PLC	09/18/24	1,944
USD	5,042,487	GBP	3,908,000	Deutsche Bank Securities Inc.	09/18/24	16,440
USD	8,314,000	MXN	153,386,923	Barclays Bank PLC	09/18/24	140,808
ZAR	2,024,201	USD	109,000	Morgan Stanley & Co. International PLC	09/18/24	1,738
BRL	523,782	USD	92,040	Goldman Sachs & Co.	09/25/24	40
USD	19,004,276	BRL	103,907,782	Deutsche Bank Securities Inc.	09/25/24	737,385
USD	2,551,790	COP	10,336,000,000	Barclays Bank PLC	09/25/24	20,048
USD	6,632,497	COP	26,617,204,534	Citibank N.A.	09/25/24	112,771
USD	7,671,320	CZK	178,234,223	Bank of America N.A.	09/25/24	69,897
USD	457,740	HUF	165,286,987	Morgan Stanley & Co. International PLC	09/25/24	4,503
USD	4,992,165	IDR	80,422,287,543	BNP Paribas SA	09/25/24	48,536
USD	5,291,781	MXN	94,784,416	Bank of America N.A.	09/25/24	246,679
USD	1,991,324	MXN	35,801,844	Morgan Stanley & Co. International PLC	09/25/24	85,695
USD	8,933,153	PLN	35,014,584	Morgan Stanley & Co. International PLC	09/25/24	104,953
USD	4,973,559	ZAR	89,927,928	Morgan Stanley & Co. International PLC	09/25/24	56,518
USD	2,995,681	ZAR	54,421,190	UBS AG	09/25/24	20,062
USD	6,037,501	BRL	31,636,507	Citibank N.A.	10/02/24	480,266
USD	1,737,335	EUR	1,587,000	Deutsche Bank Securities Inc.	10/17/24	13,678
USD	4,107,689	EUR	3,748,888	UBS AG	10/17/24	35,982
COP	2,088,000,000	USD	501,940	BNP Paribas SA	10/23/24	7,517
USD	5,922,370	MXN	104,157,712	Goldman Sachs & Co.	10/24/24	403,657
						6,203,221
BRL	12,329,953	USD	2,184,000	UBS AG	08/02/24	(4,080)
USD	2,177,629	BRL	12,329,953	UBS AG	08/02/24	(2,291)
USD	945,897	COP	3,861,624,000	Citibank N.A.	08/14/24	(5,724)
BRL	19,467,344	USD	3,447,431	BNP Paribas SA	08/15/24	(10,342)
USD	92,442	BRL	523,782	Goldman Sachs & Co.	08/15/24	(35)
BRL	87,596,240	USD	15,585,933	Morgan Stanley & Co. International PLC	08/23/24	(131,889)
COP	3,774,771,933	USD	937,331	Goldman Sachs & Co.	08/23/24	(8,098)
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	88,590,220	USD	3,795,680	Morgan Stanley & Co. International PLC	08/23/24	$(21,529)
EUR	1,352,000	USD	1,468,902	Barclays Bank PLC	08/23/24	(4,274)
EUR	71,000	USD	77,031	Morgan Stanley & Co. International PLC	08/23/24	(117)
EUR	852,683	USD	925,119	UBS AG	08/23/24	(1,404)
GBP	753,751	USD	973,058	Citibank N.A.	08/23/24	(3,876)
HUF	1,382,127,064	USD	3,844,681	Barclays Bank PLC	08/23/24	(51,242)
HUF	532,623,892	USD	1,472,667	UBS AG	08/23/24	(10,807)
IDR	34,105,986,887	USD	2,101,573	BNP Paribas SA	08/23/24	(3,151)
MXN	40,858,989	USD	2,209,000	Goldman Sachs & Co.	08/23/24	(23,071)
PHP	86,983,026	USD	1,490,000	BNP Paribas SA	08/23/24	(231)
PLN	5,483,019	USD	1,391,205	Morgan Stanley & Co. International PLC	08/23/24	(8,202)
RON	1,131,567	USD	246,965	Goldman Sachs & Co.	08/23/24	(879)
USD	1,472,667	BRL	8,349,286	Citibank N.A.	08/23/24	(344)
USD	1,464,307	JPY	222,518,583	Bank of America N.A.	08/23/24	(25,710)
USD	1,481,000	MXN	27,798,370	Goldman Sachs & Co.	08/23/24	(6,194)
USD	966,210	SEK	10,367,593	Barclays Bank PLC	08/23/24	(2,913)
BRL	62,453,209	USD	11,453,000	Citibank N.A.	09/18/24	(465,018)
BRL	14,720,264	USD	2,718,147	Goldman Sachs & Co.	09/18/24	(128,272)
EUR	20,879,601	USD	22,673,470	Deutsche Bank Securities Inc.	09/18/24	(26,914)
IDR	22,890,458,979	USD	1,408,765	Morgan Stanley & Co. International PLC	09/18/24	(1,397)
INR	117,962,655	USD	1,408,765	BNP Paribas SA	09/18/24	(1,843)
USD	6,564,529	CHF	5,790,000	Citibank N.A.	09/18/24	(66,374)
USD	7,043,824	CHF	6,206,405	Goldman Sachs & Co.	09/18/24	(63,960)
USD	10,631,902	COP	43,974,396,395	Barclays Bank PLC	09/18/24	(152,018)
USD	895,601,674	EUR	831,862,000	BNP Paribas SA	09/18/24	(6,657,391)
USD	967,598	EUR	898,000	Citibank N.A.	09/18/24	(6,396)
USD	8,023,052	EUR	7,405,000	Deutsche Bank Securities Inc.	09/18/24	(8,603)
USD	22,995,507	EUR	21,356,000	UBS AG	09/18/24	(167,764)
USD	8,307,974	GBP	6,524,000	Barclays Bank PLC	09/18/24	(82,489)
USD	30,870,644	GBP	24,324,000	Citibank N.A.	09/18/24	(412,257)
USD	960,062	GBP	747,000	Deutsche Bank Securities Inc.	09/18/24	(649)
USD	96,251,067	GBP	75,900,000	Goldman Sachs & Co.	09/18/24	(1,363,313)
USD	23,114	GBP	18,000	UBS AG	09/18/24	(36)
USD	32,561,808	MXN	612,889,000	Morgan Stanley & Co. International PLC	09/18/24	(95,860)
COP	563,553,000	USD	141,796	Citibank N.A.	09/19/24	(3,618)
CZK	94,690,349	USD	4,095,907	BNP Paribas SA	09/25/24	(57,505)
HUF	279,494,829	USD	773,925	Morgan Stanley & Co. International PLC	09/25/24	(7,516)
MXN	35,758,623	USD	1,925,560	Barclays Bank PLC	09/25/24	(22,232)
MXN	16,218,961	USD	905,398	Citibank N.A.	09/25/24	(42,110)
PLN	11,971,995	USD	3,059,465	Barclays Bank PLC	09/25/24	(40,975)
USD	1,031,844	PEN	3,863,948	Barclays Bank PLC	09/25/24	(1,603)
USD	273,899	UYU	11,095,087	Citibank N.A.	09/25/24	(393)
USD	870,639	ZAR	16,122,664	Goldman Sachs & Co.	09/25/24	(10,909)
COP	10,336,000,000	USD	2,598,291	Citibank N.A.	02/21/25	(117,973)

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	2,473,143,000	USD	596,945	BNP Paribas SA	02/24/25	$(3,706)
						(10,335,497)
						$(4,132,276)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. WIBOR, 5.86%	At Termination	5.68%	Quarterly	N/A	03/20/25	PLN	9,253	$28,136	$5	$28,131
3-mo. WIBOR, 5.86%	At Termination	5.62%	Quarterly	N/A	06/19/25	PLN	3,716	(2,034)	3	(2,037)
3-mo. WIBOR, 5.86%	At Termination	5.70%	Quarterly	N/A	06/19/25	PLN	4,974	(1,820)	4	(1,824)
3-mo. WIBOR, 5.86%	At Termination	5.80%	Quarterly	N/A	06/19/25	PLN	6,089	(778)	4	(782)
8.02%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	3/26/2025(a)	03/26/26	ZAR	56,000	(22,742)	10	(22,752)
8.45%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	3/26/2025(a)	03/26/26	ZAR	19,911	(12,328)	3	(12,331)
4.53%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/01/26	USD	210,000	(235,605)	760	(236,365)
8.18%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	N/A	04/02/26	ZAR	18,167	(10,098)	—	(10,098)
8.15%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	5/7/2025(a)	05/07/26	ZAR	102,594	(50,750)	18	(50,768)
7.97%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	6/6/2025(a)	06/06/26	ZAR	71,669	(29,439)	12	(29,451)
1-Day SOFR, 5.38%	At Termination	4.17%	At Termination	10/23/2025(a)	10/23/26	USD	1,786	11,984	3	11,981
1-Day SOFR, 5.38%	At Termination	4.21%	At Termination	10/27/2025(a)	10/27/26	USD	3,655	26,086	7	26,079
1-Day SOFR, 5.38%	Annual	4.20%	Annual	10/23/2025(a)	10/23/27	USD	930	14,158	4	14,154
1-Day SOFR, 5.38%	Annual	3.92%	Annual	11/3/2025(a)	11/03/27	USD	479	4,902	2	4,900
1-Day SOFR, 5.38%	Annual	3.95%	Annual	11/3/2025(a)	11/03/27	USD	478	5,163	2	5,161
1-Day SOFR, 5.38%	Annual	3.99%	Annual	11/3/2025(a)	11/03/27	USD	957	10,937	4	10,933
1-Day SOFR, 5.38%	Annual	3.84%	Annual	11/17/2025(a)	11/17/27	USD	2,226	19,959	10	19,949
28-Day MXIBTIIE, 11.25%	Monthly	9.41%	Monthly	N/A	07/24/29	MXN	69,385	17,871	35	17,836
1-Day SOFR, 5.38%	Annual	3.88%	Annual	N/A	04/01/31	USD	20,000	201,614	242	201,372
1-Day MIBOR, 6.55%	At Termination	6.44%	At Termination	9/18/2024(a)	09/18/34	INR	1,600,000	272,739	347	272,392
								$247,955	$1,475	$246,480

(a)	Forward Swap.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
10.05%	At Termination	1-Day COOIS, 10.51%	At Termination	Citibank N.A.	N/A	03/18/25	COP	$2,274,621	$1,594	$—	$1,594
10.02%	At Termination	1-Day COOIS, 10.51%	At Termination	Barclays Bank PLC	N/A	03/21/25	COP	4,642,774	3,196	—	3,196
9.87%	At Termination	1-Day COOIS, 10.51%	At Termination	Bank of America N.A.	N/A	04/03/25	COP	9,000,135	6,328	—	6,328
10.22%	At Termination	1-Day COOIS, 10.51%	At Termination	Citibank N.A.	N/A	04/18/25	COP	3,684,949	(1,876)	—	(1,876)
9.73%	At Termination	1-Day COOIS, 10.51%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/10/25	COP	9,480,547	914	—	914
9.81%	At Termination	1-Day COOIS, 10.51%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/10/25	COP	14,171,925	(1,280)	—	(1,280)
1-Day BZDIOVER, 0.04%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	41,865	(18,124)	—	(18,124)
1-Day BZDIOVER, 0.04%	At Termination	10.81%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	43,847	(31,171)	—	(31,171)
1-Day BZDIOVER, 0.04%	At Termination	10.81%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	188	(845)	—	(845)
1-Day BZDIOVER, 0.04%	At Termination	10.84%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	209	(910)	—	(910)
1-Day BZDIOVER, 0.04%	At Termination	10.56%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	254	(1,424)	—	(1,424)
1-Day BZDIOVER, 0.04%	At Termination	10.10%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	941	(6,473)	—	(6,473)
1-Day BZDIOVER, 0.04%	At Termination	10.10%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	891	(4,344)	—	(4,344)
1-Day BZDIOVER, 0.04%	At Termination	9.76%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	2,785	(13,766)	—	(13,766)
1-Day CLP Interbank Rate, 24,217.30%	At Termination	4.95%	At Termination	Bank of America N.A.	4/1/2025 (a)	04/01/26	CLP	2,270,932	2,087	—	2,087
1-Day BZDIOVER, 0.04%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	1,292	(11,781)	—	(11,781)
1-Day BZDIOVER, 0.04%	At Termination	9.71%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	1,961	(18,529)	—	(18,529)
1-Day BZDIOVER, 0.04%	At Termination	9.96%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	1,319	(10,407)	—	(10,407)
1-Day BZDIOVER, 0.04%	At Termination	10.05%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	2,782	(20,655)	—	(20,655)
1-Day BZDIOVER, 0.04%	At Termination	10.81%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	1,713	(6,659)	—	(6,659)

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
11.57%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	$15,030	$10,587	$—	$10,587
4.98%	At Termination	1-Day CLP Interbank Rate, 24,217.30%	At Termination	Bank of America N.A.	4/1/2026 (a)	04/01/28	CLP	2,434,208	(1,676)	—	(1,676)
									$(125,214)	$—	$(125,214)

(a)	Forward Swap.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 5.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Goldman Sachs International	N/A	12/20/24	USD	7,122	$(39,487)	$(42,329)	$2,842
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$1,475	$—	$612,888	$(366,408)
OTC Swaps	—	(42,329)	27,548	(149,920)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$9,247,948	$—	$9,247,948
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$6,203,221	$—	$—	$6,203,221
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$612,888	$—	$612,888
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$27,548	$—	$27,548
	$—	$—	$—	$6,203,221	$9,888,384	$—	$16,091,605
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$5,812,140	$—	$5,812,140
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$10,335,497	$—	$—	$10,335,497
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$366,408	$—	$366,408
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$192,249	$—	$192,249
	$—	$—	$—	$10,335,497	$6,370,797	$—	$16,706,294

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$1,814,359	$—	$1,814,359
Forward foreign currency exchange contracts	—	—	—	20,186,199	—	—	20,186,199
Options purchased(a)	—	—	—	(481)	—	—	(481)
Swaps	—	—	—	—	(4,538,616)	—	(4,538,616)
	$—	$—	$—	$20,185,718	$(2,724,257)	$—	$17,461,461
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$3,399,775	$—	$3,399,775
Forward foreign currency exchange contracts	—	—	—	(3,973,982)	—	—	(3,973,982)
Swaps	—	—	—	—	122,962	—	122,962
	$—	$—	$—	$(3,973,982)	$3,522,737	$—	$(451,245)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$255,635,985
Average notional value of contracts — short	$337,003,812
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$98,046,486
Average amounts sold — in USD	$732,580,545
Options:
Average value of option contracts purchased	$0 (a)
Interest rate swaps:
Average notional value — pays fixed rate	$128,249,385
Average notional value — receives fixed rate	$58,259,286
Total return swaps:
Average notional value	$1,780,500

(a)	Derivative not held at quarter-end. The amounts shown in the Statement of Operations serve as an indicator of volume activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$9,247,948	$5,812,140
Forward foreign currency exchange contracts	6,203,221	10,335,497
Swaps - centrally cleared	612,888	366,408
Swaps - OTC(a)	27,548	192,249
Total derivative assets and liabilities in the Statement of Assets and Liabilities	16,091,605	16,706,294
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(9,860,836)	(6,178,548)
Total derivative assets and liabilities subject to an MNA	$6,230,769	$10,527,746

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$398,031	$(34,045)	$—	$—	$363,986
Barclays Bank PLC	603,386	(378,401)	—	—	224,985
BNP Paribas SA	136,580	(136,580)	—	—	—
Citibank N.A.	2,656,728	(1,164,128)	—	(1,690,000)	(197,400)
Deutsche Bank Securities Inc.	838,944	(36,166)	—	(430,000)	372,778
Goldman Sachs & Co.	417,982	(417,982)	—	—	—
Goldman Sachs International	2,842	(2,842)	—	—	—
Morgan Stanley & Co. International PLC	991,690	(267,790)	—	—	723,900
UBS AG	184,586	(184,586)	—	—	—
	$6,230,769	$(2,622,520)	$—	$(2,120,000)	$1,488,249

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(d)(e)
Bank of America N.A.	$34,045	$(34,045)	$—	$—	$—
Barclays Bank PLC	378,401	(378,401)	—	—	—
BNP Paribas SA	6,813,774	(136,580)	—	—	6,677,194
Citibank N.A.	1,164,128	(1,164,128)	—	—	—
Deutsche Bank Securities Inc.	36,166	(36,166)	—	—	—
Goldman Sachs & Co.	1,604,731	(417,982)	—	—	1,186,749
Goldman Sachs International	42,329	(2,842)	—	—	39,487
Morgan Stanley & Co. International PLC	267,790	(267,790)	—	—	—
UBS AG	186,382	(184,586)	—	—	1,796
	$10,527,746	$(2,622,520)	$—	$—	$7,905,226

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Flexible Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$643,268,832	$—	$643,268,832
Collaterized Mortgage Obligations	—	528,413,808	1,934,431	530,348,239
Convertible Bonds	18,134,843	177,711	—	18,312,554
Corporate Bonds & Notes	—	1,716,843,366	1,792,413	1,718,635,779
Floating Rate Loan Interests	—	118,130,763	4,176,842	122,307,605
Foreign Government Obligations	—	219,213,641	—	219,213,641
Municipal Debt Obligations	—	2,641,247	—	2,641,247
U.S. Government Agency Obligations	—	395,552,380	—	395,552,380
Investment Companies	165,073,410	—	—	165,073,410
Short-Term Securities
Money Market Funds	459,379,101	—	—	459,379,101
	$642,587,354	$3,624,241,748	$7,903,686	$4,274,732,788
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$6,203,221	$—	$6,203,221
Interest Rate Contracts	9,247,948	640,436	—	9,888,384
Liabilities
Foreign Currency Exchange Contracts	—	(10,335,497)	—	(10,335,497)
Interest Rate Contracts	(5,812,140)	(516,328)	—	(6,328,468)
	$3,435,808	$(4,008,168)	$—	$(572,360)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
July 31, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27(a)	$80	$80,597
Chemicals — 0.2%
WR Grace Holdings LLC, 5.63%, 08/15/29(a)	100	91,506
Commercial Services — 0.2%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	77	78,341
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(a)	5	5,008
Champions Financing Inc., 8.75%, 02/15/29(a)	14	14,279
		97,628
Computers — 0.0%
Amentum Escrow Corp., 7.25%, 08/01/32(a)	14	14,298
Engineering & Construction — 0.2%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	68	74,673
Entertainment — 0.2%
Caesars Entertainment Inc., 4.63%, 10/15/29(a)	45	41,808
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	40	38,505
		80,313
Environmental Control — 0.3%
GFL Environmental Inc., 4.00%, 08/01/28(a)	25	23,500
Madison IAQ LLC, 5.88%, 06/30/29(a)	145	135,748
		159,248
Food — 0.1%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(a)	55	57,005
Housewares — 0.0%
SWF Holdings I Corp., 6.50%, 10/01/29(a)	35	19,075
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(a)	140	138,949
AmWINS Group Inc., 4.88%, 06/30/29(a)	100	94,291
		233,240
Internet — 0.1%
Uber Technologies Inc., 4.50%, 08/15/29(a)	45	43,376
Machinery — 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	43	44,160
Vertiv Group Corp., 4.13%, 11/15/28(a)	25	23,686
		67,846
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)	55	55,679
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(a)	4	2,750
Real Estate Investment Trusts — 0.1%
VICI Properties LP/VICI Note Co. Inc., 4.50%, 09/01/26(a)	30	29,452
Retail — 0.4%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(a)	160	141,964
Security	Par (000)	Value
Retail (continued)
IRB Holding Corp., 7.00%, 06/15/25(a)	$60	$60,002
		201,966
Semiconductors — 0.1%
Entegris Inc., 4.75%, 04/15/29(a)	55	53,064
Software — 0.5%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	40	37,713
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	94	96,424
Cloud Software Group Inc.
6.50%, 03/31/29(a)	75	73,106
9.00%, 09/30/29(a)	29	28,838
		236,081
Telecommunications — 0.0%
Level 3 Financing Inc., 11.00%, 11/15/29(a)	14	14,296
Total Corporate Bonds & Notes — 3.3% (Cost: $1,551,430)		1,612,093
Fixed Rate Loan Interests
Software — 0.1%
Cotiviti Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	64	63,520
Total Fixed Rate Loan Interests — 0.1% (Cost: $64,000)		63,520
Floating Rate Loan Interests
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 9.46%, 08/23/28(b)	24	23,876
Aerospace & Defense — 2.1%
Barnes Group Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 09/03/30(b)	93	93,379
Bleriot U.S. Bidco Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 10/31/30(b)	56	55,970
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.93%), 9.01%, 08/03/29(b)	109	106,259
Dynasty Acquisition Co. Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28(b)	228	229,413
Kaman Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 04/21/31(b)	54	54,270
Propulsion BC Newco LLC, Term Loan, 09/14/29(b)(c)	15	15,027
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28(b)	88	88,456
TransDigm Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.84%, 02/28/31(b)	287	287,741
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 03/22/30(b)	118	118,036
		1,048,551
Airlines — 0.9%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.29%, 04/20/28(b)	52	53,388
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.85%, 03/21/31(b)	58	$57,952
American Airlines Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27(b)	39	39,086
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.77%, 06/04/29(b)	110	109,367
2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.19%, 02/15/28(b)	94	93,150
United Airlines Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.03%, 02/22/31(b)	111	111,019
		463,962
Apparel — 0.4%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 12/21/28	95	95,716
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/24/28(b)	59	58,939
Hanesbrands Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 03/08/30(b)	38	37,821
		192,476
Auto Parts & Equipment — 0.6%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 05/06/30	223	223,068
Tenneco Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.43%, 11/17/28(b)	89	84,503
		307,571
Banks — 0.5%
Ascensus Holdings Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 08/02/28(b)	266	265,922
Beverages — 0.7%
Naked Juice LLC
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/24/29(b)	283	251,332
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.43%, 01/24/30(b)	79	59,010
Triton Water Holdings Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.85%, 03/31/28(b)	59	59,055
		369,397
Building Materials — 3.2%
ACProducts Holdings Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.85%, 05/17/28(b)	89	70,687
Chariot Buyer LLC
Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.69%, 11/03/28(b)	178	177,711
2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.84%, 11/03/28(b)	46	45,899
CP Atlas Buyer Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 11/23/27(b)	49	47,016
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.94%, 04/28/29(b)	69	69,736
Emrld Borrower LP
2024 Term Loan B, 08/04/31(c)	149	149,000
Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 05/31/30(b)	221	220,794
Security	Par (000)	Value
Building Materials (continued)
Gulfside Supply Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.29%, 06/17/31(d)	37	$37,092
IPS Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.84%, 10/02/28(b)	42	42,008
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 04/29/29(b)	94	93,057
Potters Borrower LP, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 12/14/27(b)	59	59,129
Quikrete Holdings Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 7.59%, 03/19/29(b)	20	19,846
2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.84%, 04/14/31(b)	32	32,010
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.85%, 04/02/29(b)(d)	43	42,734
Standard Industries Inc./NJ, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.35%, 09/22/28(b)	39	38,959
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.03%, 01/12/29(b)	24	24,060
Wilsonart LLC
2024 Term Loan B, 07/25/31(c)(d)	224	220,640
2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.68%, 12/31/26(b)	198	198,064
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.46%, 10/04/28(b)	20	20,086
		1,608,528
Chemicals — 3.2%
Arc Falcon I Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.94%, 09/30/28(b)	84	84,036
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/24/27(b)	74	74,331
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.85%), 10.07%, 08/27/26(b)	19	19,454
Axalta Coating Systems U.S. Holdings Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29(b)	144	144,225
Chemours Co. (The), 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.84%, 08/18/28(b)	70	69,555
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/01/30(b)	121	121,818
Discovery Purchaser Corp., Term Loan, 10/04/29(b)(c)	12	11,975
ECO Services Operations Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.50%, 06/12/31	59	59,303
Element Solutions Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.34%, 12/18/30(b)	99	99,487
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.34%, 02/15/30(b)	91	90,690
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 02/18/30(b)	20	19,751
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.36%, 07/03/28(b)	89	86,401
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/15/28	61	61,109

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.84%, 03/29/28(b)	137	$136,714
Nouryon USA LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28(b)	74	74,040
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.85%, 06/20/31	116	116,788
Oxea Holding Drei GmbH
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.92%, 10/14/24(b)	54	47,410
2024 Tranche B Term Loan, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 13.35%, 06/22/25(d)	11	9,716
SCIH Salt Holdings Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.76%, 03/16/27(b)	20	19,897
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.59%, 08/02/30(b)	157	157,026
WR Grace Holdings LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.59%, 09/22/28(b)	84	84,338
		1,588,064
Commercial Services — 7.6%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.83%, 08/17/29	157	157,918
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 7.96%, 02/04/28(b)	109	109,876
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 05/12/28(b)	331	331,055
Anticimex Global AB, 2024 Term Loan B6, 11/16/28(b)(c)	45	45,093
APi Group DE Inc., 2024 Term Loan B, 01/03/29(b)(c)	75	75,167
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.21%, 08/06/27(b)	39	39,277
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.35%, 0.25% PIK), 8.94%, 03/03/25(b)(e)	94	93,545
Belron Finance U.S. LLC
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.51%, 04/13/28(b)	141	140,885
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.63%, 04/18/29(b)	15	14,893
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.71%, 11/24/28(b)	134	133,371
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.09%, 01/31/31(b)	206	206,086
Champions Financing Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 02/23/29(b)	256	253,548
CHG Healthcare Services Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.71%, 09/29/28(b)	49	49,154
Creative Artists Agency LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 11/27/28(b)	187	187,372
Security	Par (000)	Value
Commercial Services (continued)
Element Materials Technology Group U.S. Holdings Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR + 4.35%), 9.68%, 07/06/29(b)	59	$59,340
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 08/01/29(b)	90	90,214
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.00%, 04/29/29(b)	24,166	18,789
Garda World Security Corp.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.59%, 02/01/29(b)	42	41,902
2024 Term Loan B, 02/01/29(c)	24	24,065
GTCR W Merger Sub LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 01/31/31(b)	386	386,181
Hertz Corp. (The)
2021 Term Loan B, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28(b)	42	37,896
2021 Term Loan C, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28(b)	8	7,192
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 06/12/30(b)	45	44,870
Learning Care Group U.S. No. 2 Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.29%, 08/11/28(b)	8	7,978
Mavis Tire Express Services Corp., 2024 Term Loan, 05/04/28(c)	192	191,834
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.53%, 07/25/30(b)	35	35,066
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 9.76%, 12/15/28(b)	51	31,221
Prime Security Services Borrower LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 10/13/30(b)	30	29,997
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/14/30(b)	6	5,995
Sotheby's, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.76%), 10.06%, 01/15/27(b)	188	171,672
Spring Education Group Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/04/30(b)	53	53,697
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.10%, 06/24/31	69	69,243
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.35%, 12/01/28(b)	202	201,602
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/02/27(b)	106	100,382
Vestis Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 02/22/31(b)	53	52,625
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.59%, 07/30/28(b)	36	36,295
Wand NewCo 3 Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.60%, 01/30/31	168	168,558
WEX Inc., 2024 Term Loan B, 03/31/28(b)(c)	75	75,281
		3,779,135
Computers — 2.2%
Amazon Holdco Inc., 2024 Term Loan B, 07/30/31(c)(d)	104	104,260
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.35%, 02/15/29(b)	49	$49,489
Atlas CC Acquisition Corp.
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28(b)	52	38,267
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28(b)	277	202,488
Fortress Intermediate 3 Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.10%, 06/27/31(d)	39	39,000
Magenta Buyer LLC
2021 USD 2nd Lien Term Loan, ((3-mo. CME Term SOFR at 0.75% Floor + 8.51%)), 13.76%, 07/27/29(b)	40	10,500
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.26%), 10.51%, 07/27/28(b)	54	26,381
Maximus Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.34%, 05/30/31	25	25,016
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 07/27/29(b)(f)(g)	198	197,113
Peraton Corp.
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.19%, 02/01/28(b)	188	187,719
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29(b)	30	29,948
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.59%, 08/31/28	199	199,760
		1,109,941
Distribution & Wholesale — 1.2%
American Builders & Contractors Supply Co. Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31(b)	99	99,338
Core & Main LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/27/28(b)	113	112,786
2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 02/09/31(b)	162	162,647
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 07/02/31	104	104,324
PAI Holdco Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.26%, 10/28/27(b)	105	95,170
		574,265
Diversified Financial Services — 2.6%
Aretec Group Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/09/30(b)	69	67,493
Castlelake Aviation Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 10/22/26(b)	118	118,424
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.34%, 05/19/31(b)	109	108,989
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.08%, 04/09/27(b)	309	309,176
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.35%, 04/07/28(b)	50	50,406
Edelman Financial Engines Center LLC (The), 2024 Term Loan B, 04/07/28(c)	96	95,541
Security	Par (000)	Value
Diversified Financial Services (continued)
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.19%, 04/28/28(b)	169	$168,406
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 06/30/28(b)	44	44,342
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 06/30/28(b)	100	99,548
Grant Thornton Advisors LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.60%, 06/02/31	53	53,095
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 05/22/31	20	20,169
Osaic Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/17/28(b)	111	109,569
Peer Holding III BV, 2024 USD Term Loan B5, 06/20/31(c)	56	56,210
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 11/05/28(b)	15	15,071
		1,316,439
Electric — 0.5%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/31/30(b)	40	39,754
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31(b)	47	46,850
ExGen Renewables IV LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 2.76%), 8.11%, 12/15/27(b)	36	36,457
NRG Energy Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.26%, 04/16/31(b)	76	75,866
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 01/21/28(b)	45	45,173
		244,100
Electrical Components & Equipment — 0.2%
Energizer Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 12/22/27(b)	24	24,063
Generac Power Systems Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 06/12/31	50	50,062
		74,125
Electronics — 1.0%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.10%, 06/20/31(d)	55	54,931
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 07/02/29(b)	142	142,259
MX Holdings U.S. Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.21%, 07/31/28(b)	27	26,997
Roper Industrial Products Investment Co. LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 11/22/29	252	252,568
		476,755
Engineering & Construction — 1.9%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR + 1.88%), 7.22%, 04/18/31(b)	69	69,460

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Apple Bidco LLC
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 09/22/28(b)	40	$39,687
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.21%, 09/22/28(b)	69	69,183
Brand Industrial Services Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 08/01/30(b)	308	308,232
Brown Group Holding LLC
2022 Incremental Term Loan B2, 07/01/31(b)(c)	165	164,718
Term Loan B, 07/01/31(b)(c)	151	150,680
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.94%, 12/16/27(b)	73	72,910
USIC Holdings Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.76%), 9.09%, 05/12/28(b)	94	91,006
		965,876
Entertainment — 5.2%
Bally's Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.79%, 10/02/28(b)	116	110,933
Caesars Entertainment Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/31(b)	220	220,644
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/30(b)	39	38,934
Churchill Downs Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 7.44%, 03/17/28(b)	124	124,098
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.58%, 01/15/30(b)	204	204,679
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.34%, 08/31/30(b)	30	29,995
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.58%, 11/29/30(b)	203	203,065
Herschend Entertainment Co. LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.34%, 08/27/28(b)	49	49,270
Light & Wonder International Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.58%, 04/14/29(d)	122	123,165
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 03/24/25(b)	62	61,861
Live Nation Entertainment Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.20%, 10/19/26(b)	198	197,382
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 11/12/29(b)	143	143,353
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.34%, 06/25/31	81	80,950
Penn Entertainment Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.85%), 8.19%, 05/03/29(b)	198	198,820
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 04/04/29	75	74,762
SeaWorld Parks & Entertainment Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.84%, 08/25/28(b)	74	73,523
Security	Par (000)	Value
Entertainment (continued)
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/01/31(b)(d)	69	$69,173
SMG U.S. Midco 2 Inc., 2020 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.76%), 8.01%, 01/23/25(b)	29	29,414
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.29%, 04/29/26(b)	63	62,725
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.21%, 05/18/25(b)	228	228,073
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR + 2.00%), 7.34%, 01/24/31(b)	256	255,964
		2,580,783
Environmental Control — 1.5%
Clean Harbors Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.21%, 10/08/28(b)	73	72,946
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.59%, 11/30/28(b)	44	43,897
2021 Term Loan C, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.59%, 11/30/28(b)	3	3,364
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 11/30/28(b)	66	65,904
2024 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 11/30/28(b)	4	3,601
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 10/21/28(b)	177	178,256
GFL Environmental Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 06/27/31	55	55,155
JFL-Tiger Acquisition Co. Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 10/17/30(b)	53	53,042
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28(b)	243	243,194
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.70%, 03/09/28(b)	36	18,453
The Action Environmental Group Inc. (The), 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.33%, 10/24/30(b)(d)	21	21,025
		758,837
Food — 1.8%
8th Avenue Food & Provisions Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.21%, 10/01/25(b)	61	57,284
Chobani LLC
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 10/25/27(b)	25	24,968
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.36%), 8.71%, 10/25/27(b)	233	233,315
Froneri International Ltd., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.69%, 01/29/27(b)	312	312,451
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.30%, 05/23/25(b)	15	10,907
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29(b)	30	$29,884
U.S. Foods Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.34%, 11/22/28(b)	22	21,919
2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 7.46%, 09/13/26(b)	46	45,830
UTZ Quality Foods LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.09%, 01/20/28(b)	135	135,534
		872,092
Food Service — 0.3%
Aramark Services Inc.
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 06/22/30(b)	128	128,101
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 7.34%, 04/06/28(b)	20	20,030
		148,131
Forest Products & Paper — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.19%, 09/07/27(b)	118	117,979
Health Care - Products — 2.5%
Avantor Funding Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 7.44%, 11/08/27(b)	61	61,326
Bausch & Lomb Corp.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.70%, 05/10/27(b)	209	204,570
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 09/29/28(b)	90	88,952
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.34%, 05/04/28(b)	20	19,152
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.28%, 10/19/27(b)	74	73,125
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 8.09%, 10/23/28(b)	487	488,782
2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 10/23/28	113	113,088
Reverb Buyer Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.60%, 11/01/28(b)	29	23,347
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/30/31	180	179,719
		1,252,061
Health Care - Services — 2.1%
Catalent Pharma Solutions Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.46%, 02/22/28(b)	129	128,835
Concentra Health Services Inc., Term Loan B, 07/28/31(c)(d)	30	30,038
Examworks Bidco Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.46%, 11/01/28(b)	220	220,950
Security	Par (000)	Value
Health Care - Services (continued)
Fortrea Holdings Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.09%, 07/01/30(b)	4	$3,732
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28(b)	25	25,400
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28(b)	6	6,329
IQVIA Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 01/02/31(b)	43	42,959
Parexel International Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 11/15/28	170	170,326
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.43%, 11/18/27(b)	69	68,822
Star Parent Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 09/27/30(b)	95	94,859
Surgery Center Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.10%, 12/19/30	101	101,057
Vizient Inc., 2024 Term Loan B, 08/01/31(c)(d)	106	106,265
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.84%, 01/08/27	29	29,365
		1,028,937
Holding Companies - Diversified — 0.2%
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/27/31(b)	99	99,188
Home Furnishings — 0.5%
AI Aqua Merger Sub Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.97%, 07/31/28(b)	49	49,007
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.71%, 10/30/27(b)	225	207,406
		256,413
Housewares — 0.7%
Hunter Douglas Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.84%, 02/26/29(b)	158	156,184
Restoration Hardware Inc.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 7.96%, 10/20/28(b)	20	18,531
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.69%, 10/20/28(b)	20	18,780
Springs Windows Fashions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 9.46%, 10/06/28(b)	167	127,937
		321,432
Insurance — 6.4%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.85%, 11/06/30(b)	350	351,576
AmWINS Group Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.71%, 02/19/28(b)	236	235,990
Amynta Agency Borrower Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.00%, 02/28/28(b)	140	139,805

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
AssuredPartners Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/14/31(b)	266	$267,166
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 8.71%, 12/23/26(b)	168	167,350
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 8.71%, 07/31/27(b)	35	34,554
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 9.59%, 08/19/28(b)	86	85,185
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/31/28(b)	65	60,189
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/20/29(b)	30	27,483
Baldwin Insurance Group Holdings LLC (The), 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.59%, 05/26/31(b)(d)	116	115,746
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.53%, 06/20/30(b)	313	313,812
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/15/31(b)	145	144,849
Jones DesLauriers Insurance Management Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.75%, 03/15/30(b)	65	64,737
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 09/01/27(b)	119	118,915
Sedgwick Claims Management Services Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 07/31/31(b)	326	326,897
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/06/31(b)	313	313,538
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 05/06/32	56	57,460
USI Inc./New York
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 09/27/30(b)	145	145,362
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 11/22/29(b)	232	232,784
		3,203,398
Internet — 3.1%
Barracuda Networks Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29(b)	119	115,231
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.75%, 11/08/27(b)	130	130,145
Gen Digital Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.09%, 09/12/29	249	248,652
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 7.09%, 05/30/31(b)	73	73,386
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/09/29(b)	66	65,916
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 4.15%), 9.48%, 02/16/28(b)	20	19,934
Security	Par (000)	Value
Internet (continued)
ION Trading Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.35%, 04/01/28	15	$14,636
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 05/03/28(b)	127	126,363
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.50%, 02/23/29(b)	46	45,117
Proofpoint Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 08/31/28(b)	293	293,564
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 10.09%, 03/15/30(b)	340	339,146
Uber Technologies Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 03/03/30(b)	58	58,421
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.04%, 07/20/28(b)	9	8,690
		1,539,201
Leisure Time — 1.4%
Alterra Mountain Co., 2024 Term Loan B5, (1-mo. CME Term SOFR + 3.50%), 8.84%, 05/31/30(b)	90	90,488
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 08/08/27(b)	69	69,315
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.46%, 07/22/30(d)	151	150,518
Hayward Industries Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.61%), 7.96%, 05/30/28(b)	39	39,311
Sabre GLBL Inc.
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 12/17/27(b)	38	34,475
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 12/17/27(b)	24	21,997
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 08/03/28(b)	290	290,554
		696,658
Lodging — 2.2%
Aimbridge Acquisition Co. Inc., 2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.86%), 9.21%, 02/02/26(b)	113	109,948
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29(b)	319	319,385
Four Seasons Hotels Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 11/30/29(b)	208	208,536
Hilton Domestic Operating Co. Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.10%, 11/08/30(b)	129	129,243
Playa Resorts Holding BV, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 01/05/29(b)	16	15,756
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/14/31(b)	220	220,635
Wyndham Hotels & Resorts Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/24/30(b)	112	111,757
		1,115,260
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 1.8%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.35%, 06/23/28(b)	77	$77,307
Columbus McKinnon Corp., 2024 Term Loan, 05/14/28(b)(c)	50	50,188
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29(b)	327	327,476
TK Elevator U.S. Newco Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30(b)	312	313,962
Vertiv Group Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 03/02/27	149	149,392
		918,325
Machinery - Diversified — 0.4%
Arcline FM Holdings LLC, 2024 Term Loan, 06/23/28(c)	45	45,122
SPX FLOW Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 04/05/29	142	142,759
		187,881
Machinery- Construction & Mining — 0.0%
Clark Equipment Co., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.32%, 04/20/29	13	12,992
Manufacturing — 0.4%
Gates Global LLC, 2024 Term Loan B5, 06/04/31(c)	189	189,235
Media — 1.5%
A-L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.84%, 06/30/28(b)	79	79,668
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US at 0.00% Floor + 2.75%), 8.31%, 01/31/26(b)(d)	39	36,321
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 12/07/30(b)	42	41,190
COGECO Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 09/01/28(b)	39	37,952
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US at 0.00% Floor + 2.50%), 7.94%, 04/15/27(b)	144	122,340
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.46%, 08/02/27(b)	20	19,795
Gray Television Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.59%, 06/04/29	20	19,383
NEP Group Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.25%, 1.50% PIK), 10.21%, 08/19/26(b)(e)	140	131,451
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.71%, 09/25/26(b)	192	159,129
Sinclair Television Group Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 9.19%, 04/21/29(b)	17	12,146
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29(b)	25	24,881
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 8.69%, 01/31/29(b)	24	23,032
Security	Par (000)	Value
Media (continued)
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28(b)	30	$29,470
		736,758
Metal Fabricate & Hardware — 0.0%
AZZ Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 05/13/29(b)	19	19,236
Oil & Gas — 0.0%
NGP XI Midstream Holdings LLC, Term Loan B, 07/25/31(c)(d)	14	13,948
Packaging & Containers — 0.9%
Charter Next Generation Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.60%, 12/01/27(b)	243	244,465
LABL Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.45%, 10/29/28(b)	74	71,774
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/15/27(b)	49	49,624
Pregis TopCo Corp., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 07/31/26(b)(h)	27	26,703
Trident TPI Holdings Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 09/15/28(b)	43	43,705
		436,271
Pharmaceuticals — 1.7%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.84%, 05/04/28(b)	99	100,015
Bausch Health Americas Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 10.69%, 02/01/27(b)	76	70,911
Elanco Animal Health Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.19%, 08/01/27(b)	108	108,195
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.43%, 10/01/27(b)(d)	103	91,669
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 05/05/28	207	207,648
Option Care Health Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.59%, 10/27/28(b)	48	48,576
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/19/31(b)	100	100,011
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.69%, 04/20/29(b)(d)	104	104,552
		831,577
Pipelines — 1.4%
Buckeye Partners LP, 2024 Term Loan B2, 11/22/30(b)(c)	35	35,012
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.04%, 12/21/28(b)	312	310,007
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.82%, 10/04/30(b)	9	9,199
Medallion Midland Acquisition LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 10/18/28(b)	102	102,366

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
New Fortress Energy Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.25%, 10/27/28(b)	60	$58,768
NGL Energy Partners LP, 2024 Term Loan B, 02/02/31(b)(c)	47	46,931
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.44%, 10/05/28(b)	154	154,249
		716,532
Real Estate — 0.5%
CoreLogic Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 06/02/28(b)	204	200,777
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.21%, 08/21/25(b)	2	1,736
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 01/31/30(d)	27	27,483
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 01/31/30(b)(d)	30	30,000
		259,996
Real Estate Investment Trusts — 0.2%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 05/18/30(b)	72	71,640
Retail — 1.8%
1011778 BC Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 09/20/30	144	143,436
Beacon Roofing Supply Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/19/28(b)	87	87,374
Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.25%, 01/29/31(b)	156	154,301
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 8.19%, 12/15/27(b)	139	139,449
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 12/17/27(b)	48	47,561
Leslie's Poolmart Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.21%, 03/09/28(b)	29	27,489
LS Group OpCo. Acquistion LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 04/23/31(b)	31	30,999
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.19%, 02/11/28(b)	73	72,526
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 10/19/29	199	197,745
		900,880
Semiconductors — 0.6%
Entegris Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 07/06/29(b)	75	75,514
MKS Instruments Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.60%, 08/17/29	151	151,137
Synaptics Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.51%), 7.85%, 12/02/28(b)	45	44,921
		271,572
Security	Par (000)	Value
Software — 11.8%
Applied Systems Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 02/24/31(b)	227	$228,505
Aristocrat Technologies Inc., 2022 Term Loan B, 05/24/29(b)(c)	35	35,095
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.94%, 12/11/28(b)	14	14,386
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 02/15/29(b)	316	315,251
Azalea Topco Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/30/31(b)	64	63,900
Capstone Borrower Inc., 2024 Term Loan B, 06/17/30(b)(c)	25	25,039
CCC Intelligent Solutions Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.71%, 09/21/28(b)	238	238,651
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 07/06/29(b)	329	325,585
Cloud Software Group Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/21/31(b)	68	68,230
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 03/30/29(b)	380	380,130
Cloudera Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 10/08/28(b)	153	148,234
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 11.44%, 10/08/29(b)	30	27,938
Cotiviti Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/01/31(b)	280	280,375
Dayforce Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 02/26/31(b)(d)	213	213,266
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.59%, 06/26/31(d)	61	59,475
Dun & Bradstreet Corp. (The), 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.10%, 01/18/29(b)	509	509,971
Ellucian Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.94%, 10/09/29(b)	223	224,770
Genesys Cloud Services Holdings II LLC
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 9.21%, 12/01/27(b)	100	101,102
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27(b)	118	118,958
Helios Software Holdings Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 07/18/30(b)	72	71,684
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 10/27/28	243	243,296
Mitchell International Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.59%, 06/17/31	200	197,684
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 10.59%, 06/17/32	34	33,756
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.83%, 07/01/31	50	48,075
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Neon Maple U.S. Debt Mergersub Inc., 2024 Term Loan B1, 07/18/31(c)(d)	124	$123,690
Planview Parent Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 12/17/27	19	18,973
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.21%, 03/13/28(b)	92	92,448
PointClickCare Technologies Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 12/29/27(b)(d)	47	47,058
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.51%, 06/02/28(b)	318	318,221
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.79%, 07/16/31	82	82,148
Quartz Acquireco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 06/28/30	75	75,121
RealPage Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 04/24/28(b)	241	235,106
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.25%, 08/01/27(b)	42	42,421
SS&C Technologies Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/09/31(b)	171	171,326
UKG Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.55%, 02/10/31(b)	265	265,966
Veritas U.S. Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.46%, 09/01/25(b)	49	42,915
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 04/11/31(b)	244	244,320
Waystar Technologies Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 10/22/29	59	59,231
Zelis Payments Buyer Inc., Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.09%, 09/28/29(b)	95	94,916
		5,887,216
Telecommunications — 1.8%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.80%, 08/15/28(b)	139	105,690
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 10/24/30(b)	55	54,803
Connect Finco SARL
2024 Non-Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 12/11/26(b)	21	20,912
2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 09/27/29(b)	71	67,281
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 04/30/28(b)	17	16,823
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.60%, 09/20/30	46	45,451
Security	Par (000)	Value
Telecommunications (continued)
Level 3 Financing Inc.
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.91%, 04/15/30(b)	25	$24,770
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.91%, 04/15/29(b)	60	59,352
Lumen Technologies Inc.
2024 Term Loan A, 06/01/28(b)(c)	3	2,775
2024 Extended Term Loan B1, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/29(b)	29	21,458
2024 Extended Term Loan B2, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/30(b)	29	21,252
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/25/31(b)	92	92,027
Viasat Inc.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/02/29(b)	39	35,718
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.94%, 05/30/30(b)	29	26,108
Zayo Group Holdings Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.46%, 03/09/27(b)	350	312,249
		906,669
Transportation — 0.6%
Genesee & Wyoming Inc. (New), 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/10/31(b)	230	230,009
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.69%, 12/15/26	39	38,349
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.07%, 03/17/30(b)	11	10,828
		279,186
Total Floating Rate Loan Interests — 82.4% (Cost: $41,059,610)		41,039,267
	Shares
Common Stocks
Diversified Telecommunication Services — 0.0%
Learfield Communications LLC, NVS, (Acquired 09/06/23, Cost $ 3,910)(d)(i)	312	20,280
Total Common Stocks — 0.0% (Cost $3,910)		20,280
Investment Companies
Exchange Traded Funds — 6.3%
iShares 0-5 Year High Yield Corporate Bond ETF(j)	30,250	1,292,582
iShares Broad USD High Yield Corporate Bond ETF(j)	20,000	738,000
iShares iBoxx $ High Yield Corporate Bond ETF(j)	14,175	1,113,304
		3,143,886
Total Investment Companies — 6.3% (Cost $3,078,908)		3,143,886
Total Long-Term Investments — 92.1% (Cost: $45,757,858)		45,879,046

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 16.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(j)(k)	8,020,000	$8,020,000
Total Short-Term Securities — 16.1% (Cost: $8,020,000)		8,020,000
Total Investments — 108.2% (Cost: $53,777,858)		53,899,046
Liabilities in Excess of Other Assets — (8.2)%		(4,087,748)
Net Assets — 100.0%		$49,811,298

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $20,280, representing less than 0.05% of its net assets as of period end, and an original cost of $3,910.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$950,000	$7,070,000 (a)	$—	$—	$—	$8,020,000	8,020,000	$151,400	$—
iShares 0-5 Year High Yield Corporate Bond ETF	31,260	1,244,869	—	—	16,453	1,292,582	30,250	36,547	—
iShares Broad USD High Yield Corporate Bond ETF	—	723,748	—	—	14,252	738,000	20,000	17,989	—
iShares iBoxx $ High Yield Corporate Bond ETF	209,512	1,658,218	(780,119)	(469)	26,162	1,113,304	14,175	41,927	—
				$(469)	$56,867	$11,163,886		$247,863	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF

Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 5.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/24	USD	400	$945	$(5,413)	$6,358
1-Day SOFR, 5.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/24	USD	500	1,785	(74)	1,859
1-Day SOFR, 5.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	1,000	3,888	(148)	4,036
1-Day SOFR, 5.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	500	691	(148)	839
1-Day SOFR, 5.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	250	472	(296)	768
1-Day SOFR, 5.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	500	(3,589)	(2,449)	(1,140)
									$4,192	$(8,528)	$12,720
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$(8,528)	$13,860	$(1,140)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$13,860	$—	$13,860
Liabilities—Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$9,668	$—	$9,668

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$(5,471)	$—	$(5,471)
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$12,720	$—	$12,720
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Total return swaps:
Average notional value	$787,500
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - OTC(a)	$13,860	$9,668
Total derivative assets and liabilities in the Statement of Assets and Liabilities	13,860	9,668
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$13,860	$9,668

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Morgan Stanley & Co. International PLC	$13,860	$(9,668)	$—	$—	$4,192

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)
Morgan Stanley & Co. International PLC	$9,668	$(9,668)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Floating Rate Loan ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,612,093	$—	$1,612,093
Fixed Rate Loan Interests	—	63,520	—	63,520
Floating Rate Loan Interests	—	39,167,502	1,871,765	41,039,267
Common Stocks	—	—	20,280	20,280
Investment Companies	3,143,886	—	—	3,143,886
Short-Term Securities
Money Market Funds	8,020,000	—	—	8,020,000
Unfunded Floating Rate Loan Interests(a)	—	—	34	34
	$11,163,886	$40,843,115	$1,892,079	$53,899,080
Derivative Financial Instruments(b)
Assets
Interest Rate Contracts	$—	$13,860	$—	$13,860
Liabilities
Interest Rate Contracts	—	(1,140)	—	(1,140)
	$—	$12,720	$—	$12,720

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of July 31, 2023	—	232,860	—	232,860
Transfers into Level 3	—	131,754	—	131,754
Transfers out of Level 3	—	(82,667)	—	(82,667)
Accrued discounts/premiums	—	1,890	—	1,890
Net realized gain (loss)	—	321	—	321
Net change in unrealized appreciation (depreciation)(a)(b)	16,370	(4,889)	34	11,515
Purchases	3,910	1,846,044	—	1,849,954
Sales	—	(253,548)	—	(253,548)
Closing balance, as of July 31, 2024	20,280	1,871,765	34	1,892,079
Net change in unrealized appreciation (depreciation) on investment still held at July 31, 2024(b)	16,370	(6,454)	34	9,950
(a) Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at
July 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
July 31, 2024
BlackRock High Yield Muni Income Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 6.5%
Black Belt Energy Gas District RB
5.25%, 05/01/55	$1,000	$1,094,971
5.50%, 10/01/54	2,000	2,208,858
Energy Southeast A Cooperative District RB, 5.25%, 07/01/54	600	648,609
Hoover Industrial Development Board RB AMT, 5.75%, 10/01/49	3,250	3,416,049
Mobile County Industrial Development Authority RB AMT, 5.00%, 06/01/54	800	817,885
Southeast Alabama Gas Supply District (The) RB, 5.00%, 08/01/54	1,000	1,081,013
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53	100	107,556
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	175	176,672
		9,551,613
Arizona — 2.8%
Arizona Industrial Development Authority RB, 5.25%, 07/01/37(a)	155	155,980
Glendale Industrial Development Authority RB
4.00%, 05/15/28	380	370,096
5.00%, 05/15/41	1,500	1,477,899
5.00%, 05/15/56	290	269,896
Industrial Development Authority of the City of Phoenix Arizona (The) RB, 5.00%, 07/01/46(a)	1,000	994,786
Maricopa County Industrial Development Authority RB AMT, 4.00%, 10/15/47(a)	200	183,354
Sierra Vista Industrial Development Authority RB
5.75%, 06/15/53(a)	160	164,042
6.38%, 06/15/64(a)	500	507,634
		4,123,687
Arkansas — 2.1%
Arkansas Development Finance Authority RB AMT
4.50%, 09/01/49(a)	1,250	1,234,960
4.75%, 09/01/49(a)	150	149,959
5.45%, 09/01/52	150	155,984
6.88%, 07/01/48(a)	1,000	1,095,397
County of Baxter Arkansas RB, 5.00%, 09/01/24	485	485,224
		3,121,524
California — 9.2%
California County Tobacco Securitization Agency RB
0.00%, 06/01/55(b)	2,955	252,772
5.00%, 06/01/47	1,370	1,350,952
California Enterprise Development Authority RB, 5.00%, 07/01/50(a)	600	569,866
California Infrastructure & Economic Development Bank RB AMT, 8.00%, 01/01/50(a)	2,595	2,630,687
California Municipal Finance Authority RB
5.00%, 11/15/39	1,000	1,018,051
5.88%, 05/01/59(a)	200	206,221
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	1,000	996,986
California Municipal Finance Authority ST, 5.00%, 09/01/54	100	101,005
California Pollution Control Financing Authority RB, 5.00%, 07/01/39(a)	500	523,813
California School Finance Authority RB, 5.00%, 06/01/44(a)	1,000	1,016,413
Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority RB
5.00%, 12/01/41(a)	$500	$507,357
5.00%, 12/01/46(a)	1,000	1,012,568
California Statewide Financing Authority RB, 0.00%, 06/01/55(a)(b)	4,250	252,359
CSCDA Community Improvement Authority RB
3.25%, 04/01/57(a)	100	76,733
4.00%, 10/01/46(a)	250	207,153
4.00%, 07/01/56(a)	250	204,093
4.00%, 07/01/58(a)	100	71,699
Golden State Tobacco Securitization Corp. RB
0.00%, 06/01/66(b)	9,395	1,078,634
5.00%, 06/01/51	1,000	1,040,834
Rancho Mirage Community Facilities District ST, 5.00%, 09/01/54	500	512,314
		13,630,510
Colorado — 2.7%
Colorado Educational & Cultural Facilities Authority RB
4.00%, 12/01/30(a)	100	94,353
4.00%, 07/01/31(a)	125	119,085
Colorado Health Facilities Authority RB
5.00%, 05/15/49	100	68,598
5.25%, 11/01/39	65	72,817
Four Corners Business Improvement District GOL, 6.00%, 12/01/52	1,500	1,535,092
Loretto Heights Community Authority RB, 4.88%, 12/01/51	500	407,327
North Range Metropolitan District No. 3 GOL, 5.25%, 12/01/50	500	503,691
Pueblo Urban Renewal Authority TA
4.75%, 12/01/45(a)	100	67,750
Series B, 0.00%, 12/01/25(a)(b)	150	133,500
Riverpark Metropolitan District/Arapahoe County GOL, 6.38%, 12/01/54	1,000	1,030,903
		4,033,116
Connecticut — 1.2%
Connecticut Housing Finance Authority RB, 4.65%, 11/15/51 (GNMA/FNMA/FHLMC)	1,000	1,009,493
Connecticut State Health & Educational Facilities Authority RB
5.00%, 01/01/55(a)	100	87,852
5.38%, 07/01/54	205	207,736
Mohegan Tribal Finance Authority RB, 7.00%, 02/01/45(a)	455	454,961
		1,760,042
Delaware — 0.3%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(a)	40	38,782
Town of Bridgeville Delaware ST
5.25%, 07/01/44(a)	100	105,878
5.63%, 07/01/53(a)	100	106,337
Town of Milton Delaware ST
5.70%, 09/01/44(a)	100	101,627
5.95%, 09/01/53(a)	100	102,907
		455,531
District of Columbia — 0.8%
District of Columbia RB, 5.00%, 06/01/46	500	501,696
District of Columbia RB AMT, 5.50%, 02/28/37	90	105,223
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock High Yield Muni Income Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55(b)	$6,100	$518,500
		1,125,419
Florida — 16.6%
Antillia Community Development District Special Assessment, 5.88%, 05/01/54	500	519,079
Babcock Ranch Community Independent Special District Special Assessment
4.25%, 05/01/32	100	99,243
5.00%, 05/01/42	1,000	1,020,918
Boggy Creek Improvement District Special Assessment, 5.13%, 05/01/43	480	479,996
Brevard County Health Facilities Authority RB, 4.00%, 11/15/32(a)	150	141,903
Buckhead Trails Community Development District Special Assessment, 5.60%, 05/01/44	250	251,582
Cabot Citrus Farms Community Development District Special Assessment, 5.25%, 03/01/29	500	507,603
Capital Projects Finance Authority/Florida RB, 6.63%, 06/15/59(a)	100	102,864
Capital Trust Agency Inc. RB
0.00%, 07/01/61(a)(b)	1,740	120,966
4.88%, 06/15/56(a)	100	76,145
5.00%, 12/15/49	750	742,990
5.38%, 06/15/48(a)	230	230,671
Central Parc Community Development District Special Assessment, 6.00%, 05/01/54	100	103,170
Charlotte County Industrial Development Authority/Florida RB, 5.00%, 10/01/49(a)	250	247,979
Charlotte County Industrial Development Authority/Florida RB AMT, 4.00%, 10/01/51(a)	250	209,606
Coral Creek Community Development District Special Assessment, 5.75%, 05/01/54	250	258,461
County of Lake Florida RB
5.00%, 01/15/39(a)	1,350	1,343,133
5.00%, 01/15/54(a)	850	793,321
Crossings Community Development District Special Assessment
4.75%, 05/01/31(a)	300	300,033
5.35%, 05/01/44(a)	1,000	1,001,294
5.60%, 05/01/54(a)	700	700,989
Crosswinds East Community Development District Special Assessment, 5.75%, 05/01/54	250	258,461
Darby Community Development District Special Assessment, 5.88%, 05/01/35	230	237,218
Escambia County Health Facilities Authority RB, 5.00%, 08/15/40	1,000	1,034,819
Florida Development Finance Corp. RB
6.00%, 06/15/50	400	415,814
Series A, 5.13%, 06/15/55(a)	500	436,992
Florida Development Finance Corp. RB AMT
8.25%, 07/01/57(a)	500	521,010
12.00%, 07/15/32(a)	1,050	1,125,908
Gardens at Hammock Beach Community Development District Special Assessment, 5.88%, 05/01/55	180	183,468
Golden Gem Community Development District Special Assessment, 6.00%, 05/01/55	500	518,410
Hammock Oaks Community Development District Special Assessment, 5.85%, 05/01/44	100	105,942
Hobe-St Lucie Conservancy District Special Assessment, 5.88%, 05/01/55	250	260,494
Security	Par (000)	Value
Florida (continued)
Hyde Park Community Development District No. 1 Special Assessment, 5.25%, 05/01/34(a)	$1,705	$1,738,513
Lakes of Sarasota Community Development District Special Assessment
5.25%, 05/01/34	2,325	2,333,789
Series B-1, 4.30%, 05/01/51	220	193,489
Lakewood Ranch Stewardship District Special Assessment, 5.55%, 05/01/54	250	250,550
Lee County Industrial Development Authority/Florida RB, 4.75%, 11/15/29	250	250,558
LT Ranch Community Development District Special Assessment, 5.85%, 05/01/54	250	260,334
LTC Ranch West Residential Community Development District Special Assessment
4.75%, 05/01/31	345	345,258
5.38%, 05/01/44	530	535,187
6.00%, 05/01/54	250	254,035
Marion Ranch Community Development District Special Assessment, 5.95%, 05/01/54	500	516,269
North AR-1 Pasco Community Development District Special Assessment
5.75%, 05/01/44	100	105,183
6.00%, 05/01/54	100	105,262
Parrish Lakes Community Development District Special Assessment, 5.80%, 05/01/54	140	141,816
Parrish Plantation Community Development District Special Assessment, 5.63%, 05/01/44	250	260,587
Poitras East Community Development District Special Assessment, 5.25%, 05/01/52	100	99,742
Sawyers Landing Community Development District Special Assessment, 4.25%, 05/01/53	1,000	870,840
Shadowlawn Community Development District Special Assessment, 5.85%, 05/01/54	500	520,688
Somerset Bay Community Development District Special Assessment, 5.90%, 05/01/54(a)	500	517,103
Two Rivers West Community Development District Special Assessment, 5.88%, 05/01/54(a)	105	108,225
Viera Stewardship District, 5.50%, 05/01/54	300	304,135
Village Community Development District No. 14 Special Assessment
5.38%, 05/01/42	100	104,620
5.50%, 05/01/53	100	103,845
Village Community Development District No. 15 Special Assessment, 5.25%, 05/01/54(a)	100	103,679
West Villages Improvement District Special Assessment, 5.63%, 05/01/54	100	102,442
Westside Haines City Community Development District Special Assessment, 6.00%, 05/01/54	100	105,264
		24,581,895
Georgia — 1.0%
Atlanta Urban Redevelopment Agency RB, 3.88%, 07/01/51(a)	100	82,762
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38(a)	275	281,922
Main Street Natural Gas Inc. RB, 5.00%, 12/01/52	1,000	1,050,565
		1,415,249
Idaho — 0.4%
Idaho Housing & Finance Association RB, 5.00%, 12/01/38(a)	625	629,115

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock High Yield Muni Income Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois — 2.8%
Chicago Board of Education GO
5.00%, 12/01/46	$1,000	$1,000,096
5.00%, 12/01/46	475	477,710
5.00%, 12/01/46	500	503,685
5.00%, 12/01/47	500	506,363
Chicago O'Hare International Airport RB, Series D, 5.00%, 01/01/46	500	500,836
Metropolitan Pier & Exposition Authority RB, 4.00%, 06/15/50	175	167,892
State of Illinois GO, 5.00%, 12/01/46	1,000	1,064,667
		4,221,249
Indiana — 0.6%
City of Valparaiso Indiana RB AMT, 4.50%, 01/01/34(a)	100	102,985
Indiana Finance Authority RB
Class A,4.13%, 12/01/26	640	643,617
5.50%, 09/15/44	110	118,660
		865,262
Kansas — 0.1%
City of Manhattan Kansas RB, 4.00%, 06/01/25	105	104,850
Kentucky — 1.5%
City of Henderson Kentucky RB AMT, 4.70%, 01/01/52(a)	650	650,397
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/41	1,000	1,018,388
Kentucky Public Energy Authority RB, 4.00%, 02/01/50	500	501,186
		2,169,971
Louisiana — 0.1%
Louisiana Public Facilities Authority RB, 6.50%, 06/01/62(a)	100	98,840
Maine — 0.2%
Finance Authority of Maine RB AMT, 8.00%, 12/01/51(a)	100	63,708
Maine Health & Higher Educational Facilities Authority RB, 4.00%, 07/01/37(a)	260	240,790
		304,498
Maryland — 0.3%
City of Baltimore Maryland RB, 4.50%, 06/01/33	100	101,666
Maryland Economic Development Corp. RB AMT, 5.25%, 06/30/55	315	328,899
		430,565
Massachusetts — 0.1%
Massachusetts Development Finance Agency RB, 5.00%, 10/01/57(a)	100	100,668
Michigan — 0.5%
City of Detroit Michigan GOL, Series B-1, 4.00%, 04/01/44	350	260,220
Michigan Strategic Fund RB AMT, 4.00%, 10/01/61	550	553,594
		813,814
Minnesota — 0.3%
City of Forest Lake Minnesota RB, 5.00%, 07/01/56	260	230,023
City of Minneapolis Minnesota RB, 5.75%, 07/01/55	250	216,513
		446,536
Missouri — 0.5%
Industrial Development Authority of the City of St Louis Missouri (The) RB, 5.75%, 06/15/54	250	256,140
Security	Par (000)	Value
Missouri (continued)
St Louis County Industrial Development Authority RB, 5.25%, 09/01/53	$500	$500,427
		756,567
Nebraska — 0.3%
Central Plains Energy Project RB, 5.00%, 05/01/53	475	500,265
Nevada — 1.7%
City of Las Vegas Nevada Special Improvement District No. 613 Special Assessment, 5.50%, 12/01/53	250	256,962
State of Nevada Department of Business & Industry RB, 5.00%, 12/15/48(a)	1,500	1,467,533
State of Nevada Department of Business & Industry RB AMT, 8.13%, 01/01/50	260	259,971
Tahoe-Douglas Visitors Authority, 5.00%, 07/01/51	500	507,084
		2,491,550
New Hampshire — 0.1%
New Hampshire Business Finance Authority RB, 3.63%, 07/01/43(a)	250	209,058
New Jersey — 2.5%
New Jersey Transportation Trust Fund Authority RB, Series AA, 4.00%, 06/15/50	735	715,977
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/46	3,000	3,013,680
		3,729,657
New York — 8.3%
Build NYC Resource Corp. RB, 5.50%, 06/15/63(a)	250	252,763
New York City Municipal Water Finance Authority RB, 5.25%, 06/15/54	1,000	1,104,203
New York Liberty Development Corp. RB
5.00%, 11/15/44(a)	500	499,987
5.38%, 11/15/40(a)	550	551,025
New York State Environmental Facilities Corp. RB AMT, 5.13%, 09/01/50(a)	250	261,534
New York Transportation Development Corp RB AMT, 5.38%, 06/30/60	4,000	4,151,954
New York Transportation Development Corp. RB, 5.00%, 12/01/38	500	537,529
New York Transportation Development Corp. RB AMT
3.00%, 08/01/31	1,000	945,357
5.00%, 01/01/25	750	753,575
5.00%, 01/01/30	250	258,228
5.00%, 10/01/40	1,310	1,359,705
5.50%, 06/30/60	1,000	1,062,284
Suffolk Regional Off-Track Betting Co. RB
5.00%, 12/01/34	100	101,975
5.75%, 12/01/44	200	206,696
6.00%, 12/01/53	200	208,478
		12,255,293
North Carolina — 0.3%
North Carolina Medical Care Commission RB, 5.13%, 10/01/54	500	509,258
North Dakota — 0.5%
North Dakota Housing Finance Agency RB, 4.70%, 07/01/49	750	752,763
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority RB, Series B2, 5.00%, 06/01/55	1,410	1,304,697
County of Cuyahoga Ohio RB, 5.25%, 02/15/47	500	507,897
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock High Yield Muni Income Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
County of Franklin Ohio RB, 4.00%, 07/01/45	$100	$85,715
Hickory Chase Community Authority RB, 5.00%, 12/01/40(a)	340	322,006
Ohio Air Quality Development Authority RB AMT, 4.50%, 01/15/48(a)	1,000	988,815
Port of Greater Cincinnati Development Authority RB
3.75%, 12/01/31(a)	240	229,022
4.25%, 12/01/50(a)	260	237,037
		3,675,189
Oklahoma — 1.6%
Oklahoma Development Finance Authority RB
5.50%, 08/15/52	500	513,934
Series A-2, 7.25%, 09/01/51(a)	250	252,082
Tulsa Airports Improvement Trust RB AMT, 5.00%, 06/01/35	600	611,210
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41(a)	100	95,525
Tulsa County Industrial Authority RB
5.00%, 11/15/32	335	336,046
5.00%, 11/15/38	500	500,164
		2,308,961
Oregon — 0.6%
Clackamas County Hospital Facility Authority RB, 5.00%, 05/15/48	425	396,488
Yamhill County Hospital Authority RB, 5.00%, 11/15/51	550	447,991
		844,479
Pennsylvania — 2.7%
Allentown Neighborhood Improvement Zone Development Authority RB
5.00%, 05/01/42(a)	470	485,121
5.25%, 05/01/42(a)	1,000	1,027,326
Beaver County Industrial Development Authority RB, 3.75%, 10/01/47	295	256,295
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39	390	373,782
Doylestown Hospital Authority RB
5.00%, 07/01/31(a)	100	103,063
5.38%, 07/01/39(a)	100	105,517
Lancaster County Hospital Authority/Pennsylvania RB, 5.25%, 07/01/41	100	100,253
Pennsylvania Economic Development Financing Authority RB
5.25%, 12/01/37	230	233,349
5.25%, 12/01/38	130	131,893
Pennsylvania Economic Development Financing Authority RB AMT
5.25%, 06/30/53	100	103,246
5.75%, 06/30/48	860	929,935
Pennsylvania Higher Education Assistance Agency RB AMT, 5.00%, 06/01/51	100	100,184
		3,949,964
Puerto Rico — 10.7%
Children's Trust Fund RB, Series A, 0.00%, 05/15/57(b)	1,180	81,037
Commonwealth of Puerto Rico GO
0.00%, 07/01/33(b)	515	351,322
4.00%, 07/01/35	812	798,650
4.00%, 07/01/37	3,000	2,905,043
4.00%, 07/01/41	145	135,937
Commonwealth of Puerto Rico Notes
0.00%, 10/01/31(c)(d)	2,362	1,294,291
Security	Par (000)	Value
Puerto Rico (continued)
0.00%, 10/01/47(c)(d)	$823	$242,828
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 4.00%, 07/01/42(a)	1,000	939,574
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
0.00%, 07/01/46(b)	4,025	1,336,605
5.00%, 07/01/58	5,286	5,303,551
Series A-2, 4.78%, 07/01/58	2,500	2,464,136
		15,852,974
Rhode Island — 1.3%
Rhode Island Housing & Mortgage Finance Corp. RB, 4.75%, 10/01/54 (GNMA)	1,850	1,866,164
Tobacco Settlement Financing Corp./Rhode Island RB, 5.00%, 06/01/50	60	60,091
		1,926,255
South Carolina — 0.2%
City of Hardeeville South Carolina Special Assessment, 4.00%, 05/01/52(a)	100	74,647
Patriots Energy Group Financing Agency RB, 5.25%, 10/01/54	160	172,256
South Carolina Jobs-Economic Development Authority RB
5.00%, 11/15/54	100	94,647
7.50%, 08/15/62(a)	25	24,661
		366,211
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, 5.00%, 10/01/37	345	355,785
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, 0.00%, 06/01/43(a)(b)	100	39,733
Metropolitan Nashville Airport Authority (The) RB AMT, 5.50%, 07/01/52	500	541,648
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	500	540,164
		1,477,330
Texas — 7.1%
Angelina & Neches River Authority RB AMT, Series A, Class A,7.50%, 12/01/45(a)	100	69,974
Arlington Higher Education Finance Corp. RB
4.50%, 06/15/44(a)	830	804,122
5.00%, 06/15/51	1,000	920,633
5.75%, 08/15/62	250	245,920
7.88%, 11/01/62(a)	25	26,203
Bexar County Health Facilities Development Corp. RB, 4.00%, 07/15/45	250	193,788
City of Anna Texas Special Assessment, 5.75%, 09/15/54(a)	100	100,820
City of Celina Texas Special Assessment, 5.50%, 09/01/53(a)	1,000	1,017,435
City of Fate Texas Special Assessment, 5.75%, 08/15/54(a)	500	515,183
City of Houston Texas Airport System Revenue RB AMT, 5.00%, 07/15/27	250	257,051
City of Mesquite Texas Special Assessment, 5.75%, 09/01/53(a)	250	256,208
Mesquite Housing Finance Corp. (The) RB, 4.53%, 02/01/44 (FNMA)	1,000	1,002,258
New Hope Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/50(a)	1,000	985,666

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock High Yield Muni Income Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
5.00%, 08/15/51(a)	$1,000	$995,822
5.00%, 01/01/55	100	79,214
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	237,533
Port Beaumont Navigation District RB AMT, 4.00%, 01/01/50(a)	1,810	1,555,208
Port of Beaumont Navigation District RB AMT
5.00%, 01/01/39(a)	270	276,868
5.13%, 01/01/44(a)	370	373,312
5.25%, 01/01/54(a)	600	605,034
		10,518,252
Utah — 1.4%
Black Desert Public Infrastructure District Special Assessment, 5.63%, 12/01/53(a)	100	103,334
Utah Charter School Finance Authority RB
3.25%, 06/15/31(a)	995	910,072
5.00%, 10/15/44 (UT CSCE)	500	500,667
Wood Ranch Public Infrastructure District Special Assessment, 5.63%, 12/01/53(a)	500	513,625
		2,027,698
Vermont — 0.0%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44(a)	100	81,937
Virginia — 1.3%
James City County Economic Development Authority RB, 5.25%, 12/01/27	100	100,125
Tobacco Settlement Financing Corp./Virginia RB, Series B1, 5.00%, 06/01/47	1,725	1,688,731
Virginia Beach Development Authority RB, 5.38%, 09/01/29	100	102,657
		1,891,513
Washington — 1.2%
County of King Washington Sewer Revenue RB, 4.00%, 07/01/39	500	498,051
Washington State Housing Finance Commission RB
4.00%, 07/01/25(a)	270	267,049
5.00%, 01/01/26(a)	500	502,760
6.00%, 07/01/59	500	504,495
		1,772,355
Wisconsin — 5.7%
Public Finance Authority, 7.75%, 07/01/43(a)	310	322,596
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority RB
4.25%, 07/01/54	$250	$205,019
5.00%, 06/15/29(a)	285	287,813
5.00%, 07/15/30	500	512,315
5.00%, 06/15/31(a)	315	317,787
5.00%, 06/15/56(a)	25	21,015
5.25%, 12/01/51(a)	65	45,083
5.50%, 11/15/32(a)	2,000	2,001,719
5.75%, 12/15/33(a)	1,500	1,527,479
7.50%, 07/01/59(a)	1,000	1,069,560
12.00%, 05/16/29(a)	105	106,158
Series A, 5.00%, 06/15/55(a)	500	420,718
Public Finance Authority TA, 5.00%, 06/01/41(a)	1,000	1,016,250
Wisconsin Health & Educational Facilities Authority RB, 5.75%, 08/15/54	500	532,266
		8,385,778
Total Long-Term Investments — 101.6% (Cost: $146,992,813)		150,267,261
	Shares
Short-Term Securities
Money Market Funds — 5.9%
BlackRock Liquidity Funds: MuniCash, 3.47%(e)(f)	8,705,157	8,706,028
Total Short-Term Securities — 5.9% (Cost: $8,705,939)		8,706,028
Total Investments — 107.5% (Cost: $155,698,752)		158,973,289
Liabilities in Excess of Other Assets — (7.5)%		(11,096,597)
Net Assets — 100.0%		$147,876,692

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$6,235,461	$2,470,070 (a)	$—	$754	$(257)	$8,706,028	8,705,157	$159,754	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock High Yield Muni Income Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$150,267,261	$—	$150,267,261
Short-Term Securities
Money Market Funds	8,706,028	—	—	8,706,028
	$8,706,028	$150,267,261	$—	$158,973,289
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
July 31, 2024
BlackRock Intermediate Muni Income Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 12.3%
Black Belt Energy Gas District RB
5.25%, 01/01/54	$200	$215,279
5.50%, 11/01/53	500	532,389
County of Jefferson Alabama Sewer Revenue RB
5.25%, 10/01/41	100	110,407
5.25%, 10/01/44	1,000	1,089,962
Energy Southeast A Cooperative District RB, 5.75%, 04/01/54	200	222,505
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53	315	338,802
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	110	111,051
		2,620,395
California — 6.4%
California Community Choice Financing Authority RB, 5.54%, 12/01/53(b)	750	765,398
California Infrastructure & Economic Development Bank RB AMT, 8.00%, 01/01/50(a)	100	101,375
San Diego Unified School District/California GO, 0.00%, 07/01/31(c)	610	493,470
		1,360,243
Colorado — 3.0%
City & County of Denver Colorado Airport System Revenue RB AMT, 5.75%, 11/15/34	200	228,189
Colorado Health Facilities Authority RB, 4.00%, 08/01/39	185	182,451
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(a)(c)	250	222,500
		633,140
Connecticut — 4.3%
Connecticut Housing Finance Authority RB, 1.85%, 05/15/38	210	155,970
State of Connecticut GO, 5.00%, 06/15/28	500	538,921
State of Connecticut Special Tax Revenue RB, 5.00%, 07/01/38	205	232,485
		927,376
Delaware — 2.2%
Delaware State Economic Development Authority RB, Class B,1.25%, 10/01/40	500	480,307
District of Columbia — 1.3%
Metropolitan Washington Airports Authority Aviation Revenue RB AMT, 5.00%, 10/01/37	250	271,974
Florida — 3.2%
County of Miami-Dade Florida Aviation Revenue RB AMT, 5.00%, 10/01/30	215	230,550
Lakes of Sarasota Community Development District Special Assessment, 2.75%, 05/01/26	100	97,898
Miami-Dade County Expressway Authority RB, 5.00%, 07/01/30	250	250,293
Tohoqua Community Development District Special Assessment, 2.38%, 05/01/26	115	112,021
		690,762
Georgia — 0.5%
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38(a)	100	102,517
Security	Par (000)	Value
Illinois — 11.6%
Chicago O'Hare International Airport RB, Series B, 5.00%, 01/01/37	$200	$206,859
Chicago O'Hare International Airport RB AMT, 5.00%, 01/01/27	250	254,082
City of Chicago Illinois GO
5.00%, 01/01/27	100	103,190
5.00%, 01/01/34	500	540,468
Illinois Finance Authority RB, Class B,4.31%, 05/01/42, (SIFMA Municipal Swap Index)(b)	500	497,668
Northern Illinois Municipal Power Agency RB, 4.00%, 12/01/36	100	100,009
State of Illinois GO
5.00%, 10/01/24	245	245,645
5.00%, 10/01/30	225	246,523
5.25%, 05/01/40	250	277,423
		2,471,867
Kentucky — 2.3%
City of Henderson KY RB AMT, 3.70%, 01/01/32(a)	150	147,846
Kentucky Public Energy Authority RB, 5.00%, 01/01/55	200	215,066
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35	125	121,030
		483,942
Louisiana — 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A,2.00%, 06/01/30	250	226,865
Michigan — 0.5%
Michigan Finance Authority RB, 5.25%, 02/29/40	100	110,894
Missouri — 3.7%
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34	750	779,571
New Jersey — 5.0%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	225	240,900
New Jersey Educational Facilities Authority RB, 5.00%, 09/01/38	100	111,509
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/37	250	281,488
Series C, 0.00%, 12/15/25 (AMBAC)(c)	450	429,293
		1,063,190
New York — 6.3%
New York City Housing Development Corp. RB, 1.95%, 11/01/32 (FHA 542(C))	430	361,523
New York City Municipal Water Finance Authority RB, 5.25%, 06/15/48	250	281,325
New York Liberty Development Corp. RB, Class A, 2.50%, 11/15/36	250	208,389
New York State Dormitory Authority RB, 5.00%, 03/15/41	100	113,338
New York State Environmental Facilities Corp. RB AMT, 5.13%, 09/01/50(a)	250	261,534
Triborough Bridge & Tunnel Authority RB, 5.00%, 11/15/38	100	114,373
		1,340,482
North Carolina — 1.2%
North Carolina Turnpike Authority RB, 5.00%, 01/01/30	250	266,288
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Intermediate Muni Income Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio — 1.7%
Ohio Air Quality Development Authority RB, 4.00%, 09/01/30	$115	$117,387
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31(a)	250	238,564
		355,951
Pennsylvania — 6.4%
Bethlehem Area School District Authority RB, Series B, 3.92%, 07/01/31(b)	435	432,924
Pennsylvania Economic Development Financing Authority RB, 5.00%, 10/15/29	250	272,463
Pennsylvania Economic Development Financing Authority RB AMT, 5.50%, 06/30/42 (AGM)	255	285,286
Pennsylvania Housing Finance Agency RB, 2.00%, 10/01/32	445	376,736
		1,367,409
Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 4.33%, 07/01/40	250	247,648
South Carolina — 3.0%
City of Hardeeville SC, 3.00%, 05/01/27(a)	100	95,237
South Carolina Public Service Authority RB, 5.00%, 12/01/41	500	548,937
		644,174
Tennessee — 3.8%
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	750	810,246
Texas — 13.0%
City of Beaumont Texas GOL, 4.00%, 03/01/33	215	222,340
City of Galveston Texas Wharves & Terminal Revenue RB AMT, 5.00%, 08/01/33	500	533,265
City of Houston Texas Airport System Revenue RB AMT
5.00%, 07/15/30	225	226,474
5.00%, 07/01/31 (AGM)	335	360,708
Houston Higher Education Finance Corp. RB
1.75%, 10/01/24	115	114,296
2.00%, 10/01/25	75	72,253
Matagorda County Navigation District No. 1 RB, 2.60%, 11/01/29	265	244,463
New Hope Cultural Education Facilities Finance Corp. RB, 4.00%, 08/15/34	750	756,045
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	237,533
		2,767,377
Security	Par (000)	Value
Virginia — 1.0%
Virginia Housing Development Authority RB, 2.05%, 12/01/33	$270	$222,191
Washington — 0.5%
Washington Health Care Facilities Authority RB, 5.00%, 08/01/30	100	107,310
Wisconsin — 1.1%
City of Milwaukee Wisconsin Sewerage System Revenue RB, 4.00%, 06/01/31	145	143,985
Wisconsin Health & Educational Facilities Authority RB, 4.20%, 08/15/28	100	100,009
		243,994
Total Long-Term Investments — 96.6% (Cost: $20,457,746)		20,596,113
	Shares
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Liquidity Funds: MuniCash, 3.47%(d)(e)	1,416,596	1,416,738
Total Short-Term Securities — 6.6% (Cost: $1,416,733)		1,416,738
Total Investments — 103.2% (Cost: $21,874,479)		22,012,851
Liabilities in Excess of Other Assets — (3.2)%		(687,516)
Net Assets — 100.0%		$21,325,335

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$733,322	$683,419 (a)	$—	$5	$(8)	$1,416,738	1,416,596	$17,826	$—

(a)	Represents net amount purchased (sold).

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Intermediate Muni Income Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$20,596,113	$—	$20,596,113
Short-Term Securities
Money Market Funds	1,416,738	—	—	1,416,738
	$1,416,738	$20,596,113	$—	$22,012,851
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2024
BlackRock Short-Term California Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
California — 102.5%
Anaheim Housing & Public Improvements Authority, VRDN, 2.80%, 08/01/24(a)	$800	$800,000
Atascadero Unified School District GO, 5.00%, 08/01/24	455	455,000
Bay Area Toll Authority RB, VRDN, 3.90%, 08/01/24(a)	200	200,000
California Community Choice Financing Authority Clean Energy Project RB
VRDN, 3.64%, 08/07/24(a)(b)	500	500,000
VRDN, 3.64%, 08/07/24(a)(b)	500	500,000
California Community Choice Financing Authority RB
4.00%, 12/01/27	500	504,848
4.00%, 08/01/28	400	403,563
5.00%, 09/01/27	410	424,705
5.00%, 10/01/28	770	806,177
California County Tobacco Securitization Agency RB, 5.00%, 06/01/25	400	405,565
California Health Facilities Financing Authority RB, 4.00%, 03/01/28	260	260,049
California Municipal Finance Authority RB, 3.65%, 12/01/29	500	500,195
California Municipal Finance Authority RB AMT
4.00%, 10/01/24	150	148,974
4.15%, 01/15/25	100	100,045
4.25%, 12/02/24	250	250,101
California Pollution Control Financing Authority RB, 3.70%, 08/01/24(b)	500	500,001
California Pollution Control Financing Authority RB AMT, 4.25%, 12/01/27	500	503,205
California State Public Works Board RB
5.00%, 09/01/27	500	500,726
Series A, 5.00%, 09/01/27	800	801,161
California Statewide Communities Development Authority RB, 5.00%, 11/01/28	250	251,242
Chino Valley Unified School District GO, VRDN, 3.62%, 08/07/24(a)(b)	500	500,000
City of Burbank California Water Revenue RB, 5.00%, 06/01/25	660	672,135
City of Irvine California Special Assessment, 5.00%, 09/02/24	505	505,680
City of Long Beach California Harbor Revenue RB AMT, 5.00%, 05/15/29	400	416,721
City of Los Angeles California Revenue Notes, 5.00%, 06/26/25	800	814,713
City of Los Angeles California Wastewater System Revenue
3.53%, 09/04/24	400	399,974
3.55%, 09/10/24	400	399,970
City of Los Angeles Department of Airports RB AMT
5.00%, 05/15/25	100	101,255
5.00%, 05/15/26	210	216,007
5.00%, 05/15/27	400	403,870
City of Modesto California Water Revenue COP, VRDN, 3.20%, 08/07/24 (AGM)(a)	1,290	1,290,000
Compton Community Redevelopment Agency Successor Agency TA, 5.00%, 08/01/26 (AGM)	415	430,280
Compton Unified School District/California GO, 5.00%, 06/01/25 (BAM)	250	254,589
Contra Costa Water District RB, 5.00%, 10/01/25	550	551,726
County of Los Angeles California Revenue Notes, 5.00%, 06/30/25	400	407,537
County of Riverside California Revenue Notes, 5.00%, 06/30/25	500	509,274
Security	Par (000)	Value
California (continued)
Desert Community College District GO, 5.00%, 08/01/24	$500	$500,000
El Rancho Unified School District GO
5.00%, 08/01/28 (BAM)	125	134,734
5.50%, 08/01/27 (BAM)	110	118,091
Kern Community College District GO, 0.00%, 11/01/25 (AGM)(c)	205	197,222
Long Beach Unified School District GO
0.00%, 08/01/27(c)	500	444,436
VRDN, 3.64%, 08/07/24(a)(b)	800	800,000
Los Angeles County Capital Asset Leasing Corp., 3.50%, 08/15/24	500	499,958
Los Angeles Unified School District/California GO, 5.00%, 07/01/25	200	204,015
Madera Unified School District COP, 5.00%, 09/01/24 (AGM)	400	400,636
Norman Y Mineta San Jose International Airport SJC RB AMT, 5.00%, 03/01/26	500	511,624
Northern California Energy Authority RB
5.00%, 08/01/25	375	378,909
5.00%, 08/01/26	375	382,720
Northern California Transmission Agency RB, 5.00%, 05/01/27	285	295,908
Pajaro Valley Unified School District GO
0.00%, 08/01/25 (AGM)(c)	460	447,504
5.00%, 08/01/24	750	750,000
Port of Oakland RB AMT, 5.00%, 05/01/27	400	417,617
Poway Unified School District Public Financing Authority ST, 5.00%, 09/01/27 (BAM)	315	321,207
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/26 (AGM)	500	500,765
Redding Joint Powers Financing Authority RB, 5.00%, 06/01/25	375	381,690
Sacramento City Unified School District/California GO, 8.00%, 08/01/25 (AGM)	500	524,432
San Diego County Water Authority
3.55%, 09/05/24	500	499,967
3.56%, 09/11/24	400	399,970
San Diego Public Facilities Financing Authority RB, VRDN, 3.63%, 08/07/24(a)(b)	800	800,000
San Diego Unified School District/California Revenue Notes, 5.00%, 06/30/25	400	407,306
San Francisco City & County Airport Commission San Francisco International Airport RB AMT
5.00%, 05/01/28	500	528,944
5.00%, 05/01/29	300	320,956
San Francisco City & County Public Utilities Commission Power Revenue, 3.58%, 08/07/24	400	399,995
San Leandro Unified School District GO, 5.00%, 08/01/25	400	408,279
San Mateo Union High School District GO
VRDN, 3.90%, 08/01/24(a)(b)	600	600,000
Series C, 0.00%, 09/01/27 (NPFGC)(c)	400	367,538
Santa Clara County Financing Authority RB, 5.00%, 05/15/25	400	406,802
Santa Clara Valley Water District, 3.65%, 09/05/24	400	400,014
Southern California Public Power Authority RB
5.00%, 09/01/26	150	153,711
5.25%, 11/01/25	425	430,611
State of California Department of Water Resources
3.58%, 08/15/24	400	399,998
3.70%, 08/20/24	400	399,998
Stockton Public Financing Authority, 5.00%, 10/01/25 (BAM)	140	143,047
University of California, 3.45%, 08/15/24	500	499,968

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Short-Term California Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
University of California RB
5.00%, 05/15/26	$400	$414,777
Series AL 4, VRDN, 3.85%, 08/01/24(a)	200	200,000
Yucaipa Valley Water District Financing Authority RB, 5.00%, 06/01/26	400	412,574
		33,495,211
Total Investments — 102.5% (Cost: $33,420,865)		33,495,211
Liabilities in Excess of Other Assets — (2.5)%		(827,646)
Net Assets — 100.0%		$32,667,565

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfo- lio(a)	$803,901	$—	$(803,901)(b)	$—	$—	$—	—	$2,422	$—
BlackRock Liquidity Funds: MuniCash(a)	—	0 (b)	—	—	—	—	—	1,914	—
				$—	$—	$—		$4,336	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$33,495,211	$—	$33,495,211
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
AGL Core CLO 2 Ltd., 6.79%, 07/20/37, (3-mo. SOFR + 1.460%)(a)(b)	$250	$251,204
Apidos CLO XXXIV, 6.69%, 01/20/35, (3-mo. SOFR + 1.412%)(a)(b)	250	250,265
AREIT Ltd., 7.02%, 05/17/41, (1-mo. CME Term SOFR + 1.686%)(a)(b)	196	195,506
Argent Securities Trust, 6.04%, 03/25/36, (1-mo. CME Term SOFR + 0.694%)(b)	269	146,231
Bain Capital Credit CLO Ltd., 6.71%, 07/24/34, (3-mo. SOFR + 1.422%)(a)(b)	250	250,249
Bear Stearns Structured Products Trust, 7.46%, 03/25/37, (1-mo. CME Term SOFR + 2.114%)(a)(b)	134	131,727
Benefit Street Partners CLO IV Ltd., 7.22%, 04/20/34, (3-mo. SOFR + 1.900%)(a)(b)	250	251,078
Buckhorn Park CLO Ltd., 7.19%, 07/18/34, (3-mo. SOFR + 1.911%)(a)(b)	250	250,396
Carlyle Global Market Strategies CLO Ltd., 6.71%, 07/20/34, (3-mo. SOFR + 1.431%)(a)(b)	250	250,163
CIFC Funding Ltd.
8.39%, 07/18/31, (3-mo. SOFR + 3.112%)(a)(b)	250	249,989
6.78%, 07/16/37, (3-mo. SOFR + 1.450%)(a)(b)	250	251,275
Series 2014-2RA, Class A1, 6.60%, 04/24/30, (3-mo. SOFR + 1.312%)(a)(b)	99	98,877
Citigroup Mortgage Loan Trust Inc., 9.21%, 07/25/37, (1-mo. CME Term SOFR + 3.864%)(b)	135	117,618
College Ave Student Loans LLC
5.33%, 05/25/55(a)	84	84,582
2.32%, 07/26/55(a)	202	180,203
CWABS Asset-Backed Certificates Trust
6.30%, 12/25/35(b)	70	67,058
5.88%, 04/25/46, (1-mo. CME Term SOFR + 0.534%)(b)	296	210,147
FirstKey Homes Trust
3.50%, 07/17/38(a)	184	172,464
5.00%, 05/19/39(a)	170	163,232
Generate CLO 8 Ltd., 6.74%, 10/20/34, (3-mo. SOFR + 1.461%)(a)(b)	250	250,617
GreenSky Home Improvement Trust, 5.67%, 07/25/59(a)	132	131,994
JP Morgan Mortgage Acquisition Trust, 4.55%, 11/25/36(c)	200	201,121
Lendmark Funding Trust
2.00%, 04/20/32(a)	130	119,096
8.69%, 05/20/33(a)	100	103,959
Madison Park Funding XXXIV Ltd., 6.67%, 04/25/32, (3-mo. SOFR + 1.382%)(a)(b)	249	249,360
Morgan Stanley Mortgage Loan Trust, 6.51%, 10/25/36(c)	11	2,595
Navient Private Education Loan Trust, 3.16%, 11/15/68(a)	100	88,225
Navient Private Education Refi Loan Trust
3.13%, 02/15/68(a)	80	77,679
5.66%, 10/15/72(a)	98	99,781
NYMT Trust, 7.38%, 05/25/64(a)(c)	140	139,449
Octagon Investment Partners 20-R Ltd., 6.74%, 05/12/31, (3-mo. SOFR + 1.412%)(a)(b)	250	249,998
Octagon Investment Partners 48 Ltd., 7.59%, 10/20/34, (3-mo. SOFR + 2.312%)(a)(b)	275	275,316
Security	Par (000)	Value
OHA Credit Funding 6 Ltd., 6.68%, 07/20/34, (3-mo. SOFR + 1.402%)(a)(b)	$250	$250,163
OHA Loan Funding Ltd., 6.80%, 07/20/37, (3-mo. SOFR + 1.460%)(a)(b)	250	251,246
Onemain Financial Issuance Trust, 5.79%, 05/14/41(a)	100	104,245
Palmer Square CLO Ltd., 6.73%, 11/14/34, (3-mo. SOFR + 1.412%)(a)(b)	250	250,020
Palmer Square Loan Funding Ltd., 6.40%, 04/15/31, (3-mo. SOFR + 1.100%)(a)(b)	181	181,555
Pikes Peak CLO 8, 7.29%, 07/20/34, (3-mo. SOFR + 2.012%)(a)(b)	250	251,609
PRET LLC, 7.00%, 07/25/54(a)(c)	100	100,000
Progress Residential Trust, 4.75%, 10/17/40(a)	180	168,070
Regatta IX Funding Ltd., 7.32%, 04/17/37, (3-mo. SOFR + 2.000%)(a)(b)	250	250,000
RR 16 Ltd., 7.21%, 07/15/36, (3-mo. SOFR + 1.911%)(a)(b)	250	249,886
RR 18 Ltd., 7.16%, 10/15/34, (3-mo. SOFR + 1.861%)(a)(b)	250	250,195
Saxon Asset Securities Trust, 3.12%, 08/25/35(c)	167	123,671
SMB Private Education Loan Trust
2.31%, 01/15/53(a)	141	133,998
5.88%, 03/15/56(a)	100	101,788
Sofi Professional Loan Program LLC, 3.09%, 08/17/48(a)	114	109,747
SoFi Professional Loan Program LLC, 2.37%, 11/16/48(a)	97	91,764
Soundview Home Loan Trust
6.48%, 11/25/35, (1-mo. CME Term SOFR + 1.134%)(b)	46	34,157
5.81%, 01/25/37, (1-mo. CME Term SOFR + 0.474%)(b)	148	138,370
Subway Funding LLC, 6.27%, 07/30/54(a)	30	30,988
TICP CLO VIII Ltd., 7.24%, 10/20/34, (3-mo. SOFR + 1.962%)(a)(b)	250	250,591
Total Asset-Backed Securities — 9.7% (Cost: $8,787,089)		8,883,517
Collaterized Mortgage Obligations
Asset-Backed Securities — 0.3%
CSMC Trust, 9.26%, 12/25/67(a)(b)	99	99,311
TRK Trust, 4.10%, 11/25/56(a)(b)	137	111,420
Visio Trust, 6.02%, 08/25/57(a)(b)	100	88,952
		299,683
Mortgage-Backed Securities — 10.4%
Alternative Loan Trust
5.92%, 11/25/36, (1-mo. CME Term SOFR + 0.574%)(b)	101	85,719
5.92%, 05/20/46, (1-mo. CME Term SOFR + 0.574%)(b)	216	184,377
5.96%, 07/25/46, (1-mo. CME Term SOFR + 0.614%)(b)	204	173,413
6.12%, 11/20/35, (1-mo. CME Term SOFR + 0.774%)(b)	3	2,648
American Home Mortgage Investment Trust, 7.08%, 05/25/36, (1-mo. CME Term SOFR + 1.739%)(b)	483	48,993
Angel Oak Mortgage Trust, 5.21%, 08/25/68(a)(c)	193	191,310

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Arbor Multifamily Mortgage Securities Trust, 3.29%, 02/15/55(a)(b)	$170	$153,516
ARES Commercial Mortgage Trust, 7.02%, 07/15/41, (1-mo. CME Term SOFR + 1.692%)(a)(b)	43	42,919
Banc of America Alternative Loan Trust
5.50%, 10/25/33	108	105,970
6.50%, 10/25/36(c)	7	2,128
Banc of America Funding Trust, 5.75%, 01/25/37	0	57
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(b)	90	84,543
Bank5 Trust, 6.23%, 05/15/57	35	36,732
Bear Stearns Asset Backed Securities I Trust
5.81%, 03/25/36, (1-mo. CME Term SOFR + 0.464%)(b)	14	3,973
6.02%, 04/25/36, (1-mo. CME Term SOFR + 0.674%)(b)	116	107,037
Bear Stearns Mortgage Funding Trust, 5.80%, 03/25/37, (1-mo. CME Term SOFR + 0.454%)(b)	78	72,865
BFLD Mortgage Trust, 7.19%, 07/15/41, (1-mo. CME Term SOFR + 1.890%)(a)(b)	16	15,965
BHMS Mortgage Trust
6.88%, 07/15/35, (1-mo. CME Term SOFR + 1.547%)(a)(b)	100	99,868
7.13%, 07/15/35, (1-mo. CME Term SOFR + 1.797%)(a)(b)	100	99,422
BMP, 8.72%, 06/15/41, (1-mo. CME Term SOFR + 3.389%)(a)(b)	11	10,821
BX Commercial Mortgage Trust
2.84%, 03/09/44(a)	100	88,579
6.37%, 10/15/37, (1-mo. CME Term SOFR + 1.044%)(a)(b)	129	127,823
6.87%, 05/15/34, (1-mo. CME Term SOFR + 1.541%)(a)(b)	100	99,281
6.97%, 05/15/41, (1-mo. CME Term SOFR + 1.641%)(a)(b)	149	148,051
6.99%, 08/15/39, (1-mo. CME Term SOFR + 1.691%)(a)(b)	100	99,875
7.09%, 12/09/40, (1-mo. CME Term SOFR + 1.761%)(a)(b)	124	123,910
8.47%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	100	100,188
9.52%, 02/15/39, (1-mo. CME Term SOFR + 4.188%)(a)(b)	99	96,287
BX Trust
6.18%, 01/15/39, (1-mo. CME Term SOFR + 0.850%)(a)(b)	150	147,750
6.33%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	150	148,125
6.34%, 10/15/36, (1-mo. CME Term SOFR + 1.0136%)(a)(b)	28	27,636
6.82%, 07/15/29, (1-mo. CME Term SOFR + 1.491%)(a)(b)	70	69,882
6.87%, 06/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	100	99,531
7.42%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	10	9,988
7.49%, 08/15/39, (1-mo. CME Term SOFR + 2.165%)(a)(b)	147	147,588
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
8.02%, 04/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	$99	$98,589
8.22%, 07/15/29, (1-mo. CME Term SOFR + 2.889%)(a)(b)	10	9,983
8.54%, 08/15/42, (1-mo. CME Term SOFR + 3.213%)(a)(b)	98	98,208
8.67%, 05/15/38, (1-mo. CME Term SOFR + 3.339%)(a)(b)	100	100,313
9.02%, 04/15/41, (1-mo. CME Term SOFR + 3.689%)(a)(b)	99	98,915
9.27%, 07/15/29, (1-mo. CME Term SOFR + 3.938%)(a)(b)	30	29,550
9.37%, 06/15/36, (1-mo. CME Term SOFR + 4.044%)(a)(b)	10	8,935
9.77%, 03/15/41, (1-mo. CME Term SOFR + 4.439%)(a)(b)	34	33,509
10.72%, 03/15/41, (1-mo. CME Term SOFR + 5.389%)(a)(b)	16	15,685
CFK Trust, 2.79%, 03/15/39(a)	100	86,107
Chase Mortgage Finance Trust
5.66%, 02/25/37(b)	112	109,086
6.00%, 07/25/37	121	55,641
Cold Storage Trust
6.74%, 11/15/37, (1-mo. CME Term SOFR + 1.414%)(a)(b)	98	97,992
8.94%, 11/15/37, (1-mo. CME Term SOFR + 3.607%)(a)(b)	98	98,197
Series 2020-ICE5, Class A, 6.34%, 11/15/37, (1-mo. CME Term SOFR + 1.014%)(a)(b)	148	146,988
Commission Mortgage Trust
7.17%, 06/15/41, (1-mo. CME Term SOFR + 1.841%)(a)(b)	41	40,552
7.92%, 06/15/41, (1-mo. CME Term SOFR + 2.590%)(a)(b)	11	10,869
9.81%, 06/15/41, (1-mo. CME Term SOFR + 4.487%)(a)(b)	14	13,930
CONE Trust
6.94%, 08/15/26, (1-mo. CME Term SOFR + 1.642%)(a)(b)	30	29,934
9.19%, 08/15/26, (1-mo. CME Term SOFR + 3.888%)(a)(b)	45	44,915
Countrywide Alternative Loan Trust, 6.00%, 05/25/36	37	15,023
DBGS, 7.20%, 08/15/39, (1-mo. CME Term SOFR + 1.882%)(a)(b)	38	37,890
DC Trust, 5.73%, 04/13/28(a)(b)	10	10,051
DK Trust
6.83%, 03/15/34, (1-mo. CME Term SOFR + 1.500%)(a)(b)	20	19,838
9.33%, 03/15/34, (1-mo. CME Term SOFR + 4.000%)(a)(b)	58	57,660
ELM Trust
5.80%, 06/10/39(a)(b)	11	11,130
5.80%, 06/10/39(a)(b)	11	11,130
7.79%, 06/10/39(a)(b)	29	29,321
EQT Trust, 5.33%, 07/05/41(a)(b)	71	71,611
Extended Stay America Trust, 7.69%, 07/15/38, (1-mo. CME Term SOFR + 2.364%)(a)(b)	91	90,415
First Horizon Alternative Mortgage Securities Trust, 5.44%, 01/25/37(b)	119	93,710
FREMF Mortgage Trust, 4.23%, 08/25/50(a)(b)	95	91,446
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
GCAT Trust
2.89%, 12/27/66(a)(b)	$191	$175,421
3.96%, 02/25/67(a)(b)	180	134,612
4.25%, 05/25/67(a)(b)	94	88,279
Government National Mortgage Association
2.25%, 04/16/65	10	8,008
3.25%, 09/16/63(b)	5	4,417
GWT, 7.02%, 05/15/41, (1-mo. CME Term SOFR + 1.691%)(a)(b)	100	99,938
HLTN Commercial Mortgage Trust, 6.97%, 06/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	13	12,919
Homeward Opportunities Fund I Trust, 5.45%, 05/25/65(a)(b)	210	208,515
HONO Mortgage Trust, 6.59%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	100	96,752
JP Morgan Alternative Loan Trust, 4.96%, 03/25/36(b)	230	173,020
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	130	123,294
7.51%, 09/15/39, (1-mo. CME Term SOFR + 2.179%)(a)(b)	110	110,000
8.14%, 04/15/38, (1-mo. CME Term SOFR + 2.814%)(a)(b)	100	99,360
JP Morgan Resecuritization Trust Series, 0.00% 05/27/36(a)(b)	302	54,193
JW Commercial Mortgage Trust
6.95%, 06/15/39, (1-mo. CME Term SOFR + 1.621%)(a)(b)	13	12,959
8.52%, 06/15/39, (1-mo. CME Term SOFR + 3.189%)(a)(b)	10	9,950
KSL Commercial Mortgage Trust, 9.62%, 12/15/36, (1-mo. CME Term SOFR + 4.287%)(a)(b)	100	100,247
LBA Trust
6.92%, 06/15/26, (1-mo. CME Term SOFR + 1.591%)(a)(b)	70	69,475
9.77%, 06/15/26, (1-mo. CME Term SOFR + 4.437%)(a)(b)	10	9,768
MASTR Reperforming Loan Trust, 7.00%, 08/25/34(a)	255	179,855
MCR Mortgage Trust
0.92%, 06/12/39(a)	71	1,408
5.92%, 06/12/39(a)	25	25,180
8.44%, 02/15/37, (1-mo. CME Term SOFR + 3.107%)(a)(b)	86	86,029
8.73%, 06/12/39(a)	26	26,208
MFA Trust, 7.09%, 02/25/29(a)(c)	120	120,613
Morgan Stanley Capital I Trust, 6.88%, 11/15/34, (1-mo. CME Term SOFR + 1.547%)(a)(b)	100	99,473
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(b)	50	53,239
MTN Commercial Mortgage Trust, 6.73%, 03/15/39, (1-mo. CME Term SOFR + 1.396%)(a)(b)	100	98,781
One New York Plaza Trust, 6.39%, 01/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	40	37,950
OPEN Trust, 8.42%, 10/15/28, (1-mo. CME Term SOFR + 3.0891%)(a)(b)	90	90,589
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
ORL Trust, 7.68%, 10/19/36, (1-mo. CME Term SOFR + 2.350%)(a)(b)	$174	$174,217
PGA Trust, 7.22%, 06/15/39, (1-mo. CME Term SOFR + 1.891%)(a)(b)	11	10,959
PRET LLC
7.02%, 02/25/54(a)(c)	115	114,952
7.14%, 01/25/54(a)(c)	135	135,695
PRKCM Trust, 4.10%, 04/25/57(a)(b)	129	125,906
RALI Series Trust, 5.82%, 12/25/36, (1-mo. CME Term SOFR + 0.474%)(b)	209	177,722
Saluda Grade Alternative Mortgage Trust
7.50%, 02/25/30(a)(c)	126	127,034
7.76%, 04/25/30(a)(c)	100	101,237
SLG Office Trust, 2.59%, 07/15/41(a)	100	83,593
Taubman Centers Commercial Mortgage Trust, 7.51%, 05/15/37, (1-mo. CME Term SOFR + 2.186%)(a)(b)	110	110,275
TPGI Trust, 7.79%, 06/15/26, (1-mo. CME Term SOFR + 2.464%)(a)(b)	80	79,457
TTAN, 6.79%, 03/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	139	137,235
Velocity Commercial Capital Loan Trust
2.61%, 02/25/50(a)(b)	158	143,989
6.55%, 01/25/54(a)(b)	98	99,003
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
5.80%, 12/25/36, (1-mo. CME Term SOFR + 0.454%)(b)	238	186,665
5.89%, 12/25/46, (12-mo. MTA + 0.720%)(b)	129	99,381
Wells Fargo Commercial Mortgage Trust
0.31%, 07/15/43(a)(b)	153	1,486
2.50%, 09/15/31(a)(b)	130	122,273
3.75%, 03/15/59	150	145,189
6.22%, 07/15/43(a)	19	19,546
6.43%, 07/15/43(a)	12	12,221
7.08%, 07/15/43(a)	17	17,457
Series 2015-C31, Class B, 4.48%, 11/15/48(b)	80	77,291
		9,537,128
Total Collaterized Mortgage Obligations — 10.7% (Cost: $9,759,424)		9,836,811
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27(a)	27	26,153
Aerospace & Defense — 1.1%
Boeing Co. (The)
5.93%, 05/01/60	9	8,278
7.01%, 05/01/64(a)	45	47,698
L3Harris Technologies Inc.
1.80%, 01/15/31	77	63,792
5.25%, 06/01/31	101	102,877
5.35%, 06/01/34	178	180,501
5.40%, 07/31/33	82	83,500
Lockheed Martin Corp.
1.85%, 06/15/30	15	12,946
Series B, 6.15%, 09/01/36	12	13,341
Northrop Grumman Corp.
4.90%, 06/01/34	14	13,958

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
4.95%, 03/15/53	$17	$15,790
5.20%, 06/01/54	40	38,483
RTX Corp.
2.82%, 09/01/51	132	83,294
6.10%, 03/15/34	106	114,232
6.70%, 08/01/28	179	192,427
TransDigm Inc., 4.63%, 01/15/29	23	21,751
		992,868
Agriculture — 0.5%
Altria Group Inc.
3.40%, 02/04/41	101	75,210
3.70%, 02/04/51	29	20,263
4.25%, 08/09/42	45	37,122
6.20%, 02/14/59	28	29,082
6.88%, 11/01/33	8	8,874
BAT Capital Corp.
4.54%, 08/15/47	28	22,443
4.76%, 09/06/49	117	95,698
5.65%, 03/16/52	110	102,823
7.08%, 08/02/53	47	52,078
Philip Morris International Inc.
4.75%, 02/12/27	4	4,010
4.88%, 02/13/29	14	14,083
5.13%, 11/17/27	9	9,121
		470,807
Airlines — 0.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	23	22,475
United Airlines Inc., 4.63%, 04/15/29(a)	22	20,791
United Airlines Pass-Through Trust, Series 24-A, 5.88%, 08/15/38	54	55,196
		98,462
Apparel — 0.1%
Hanesbrands Inc., 9.00%, 02/15/31(a)(d)	23	24,343
NIKE Inc.
3.38%, 11/01/46	6	4,546
3.38%, 03/27/50	36	26,761
		55,650
Auto Manufacturers — 0.2%
General Motors Financial Co. Inc.
5.60%, 06/18/31	70	70,826
5.95%, 04/04/34	79	80,517
		151,343
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing Inc., 5.00%, 10/01/29	26	23,846
Banks — 5.3%
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	66	55,672
2.50%, 02/13/31, (3-mo. SOFR + 1.252%)(b)	24	21,190
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	96	62,953
4.88%, 04/01/44	13	12,450
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	70	71,577
Citigroup Inc.
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	29	25,190
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	114	108,967
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	139	136,540
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	33	33,363
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	115	116,896
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	$47	$44,321
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	102	94,918
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	35	32,752
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	94	77,935
2.60%, 02/07/30	53	47,457
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	63	54,121
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	139	118,372
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	2	1,447
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	12	9,116
3.69%, 06/05/28, (3-mo. SOFR + 1.772%)(b)	69	66,789
3.80%, 03/15/30	44	41,937
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	193	193,948
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	374	376,778
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	189	195,226
6.25%, 02/01/41	16	17,582
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. SOFR + 1.105%)(b)	126	105,042
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	8	6,667
2.58%, 04/22/32, (3-mo. SOFR + 1.250%)(b)	118	101,790
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	23	16,160
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	24	17,437
3.96%, 11/15/48, (3-mo. SOFR + 1.642%)(b)	15	12,364
4.98%, 07/22/28, (1-day SOFR +0.930%)(b)	45	45,232
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	307	309,280
5.29%, 07/22/35, (1-day SOFR +1.460%)(b)	115	116,614
5.57%, 04/22/28, (1-day SOFR +0.930%)(b)	72	73,350
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	100	103,120
5.77%, 04/22/35, (1-day SOFR +1.490%)(b)	213	223,239
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	86	70,422
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	18	14,805
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	36	30,046
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	75	63,336
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	135	120,696
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	19	16,446
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)	98	98,682
5.32%, 07/19/35, (1-day SOFR +1.555%)(b)	271	273,234
5.66%, 04/18/30, (1-day SOFR +1.260%)(b)	478	493,069
5.83%, 04/19/35, (1-day SOFR +1.580%)(b)	170	177,615
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	135	142,793
Wells Fargo & Co.
3.90%, 05/01/45	9	7,370
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	73	64,772
5.01%, 04/04/51, (3-mo. SOFR + 4.502%)(b)	20	18,835
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	168	171,253
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	5	5,448
		4,916,614
Beverages — 0.0%
Coca-Cola Co. (The)
2.50%, 03/15/51	45	28,197
2.60%, 06/01/50	14	8,999
		37,196
Biotechnology — 0.5%
Amgen Inc.
4.40%, 02/22/62	11	8,952
5.25%, 03/02/30	199	204,294
5.75%, 03/02/63	151	152,017
Gilead Sciences Inc.
1.65%, 10/01/30	39	32,743
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.50%, 02/01/45	$21	$18,591
4.75%, 03/01/46	34	31,029
4.80%, 04/01/44	27	24,900
		472,526
Chemicals — 0.1%
Chemours Co. (The), 5.75%, 11/15/28(a)	23	21,517
Ecolab Inc., 2.13%, 08/15/50(d)	17	9,810
Olin Corp., 5.00%, 02/01/30	27	25,726
		57,053
Commercial Services — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	24	24,418
Global Payments Inc.
2.90%, 05/15/30	16	14,240
3.20%, 08/15/29	16	14,662
Moody's Corp., 2.00%, 08/19/31	28	23,382
		76,702
Computers — 0.5%
Dell International LLC/EMC Corp., 4.90%, 10/01/26	129	128,998
Gartner Inc.
3.63%, 06/15/29(a)	22	20,466
4.50%, 07/01/28(a)	336	326,217
Hewlett Packard Enterprise Co., 5.25%, 07/01/28(d)	26	26,551
		502,232
Cosmetics & Personal Care — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47	6	4,930
Diversified Financial Services — 0.2%
American Express Co., 5.04%, 07/26/28, (1-day SOFR + 0.930%)(b)	35	35,236
Mastercard Inc.
2.95%, 03/15/51	7	4,790
3.85%, 03/26/50	9	7,321
3.95%, 02/26/48	14	11,680
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30(a)	27	25,145
Navient Corp., 5.50%, 03/15/29	22	20,459
PennyMac Financial Services Inc., 5.38%, 10/15/25(a)	15	14,910
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)	28	26,457
Visa Inc., 2.00%, 08/15/50(d)	37	21,475
		167,473
Electric — 2.1%
AEP Texas Inc.
5.40%, 06/01/33	47	46,899
Series G, 4.15%, 05/01/49	14	10,913
Series H, 3.45%, 01/15/50	13	8,894
AEP Transmission Co. LLC
3.15%, 09/15/49	27	18,413
3.75%, 12/01/47	6	4,596
3.80%, 06/15/49	44	33,551
5.40%, 03/15/53	12	11,866
Series M, 3.65%, 04/01/50	51	38,167
Alabama Power Co.
3.75%, 03/01/45	54	42,749
4.10%, 01/15/42	10	8,313
4.15%, 08/15/44	10	8,441
Security	Par (000)	Value
Electric (continued)
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)	$16	$16,039
Baltimore Gas & Electric Co.
2.90%, 06/15/50(d)	20	12,914
3.20%, 09/15/49	29	20,025
3.75%, 08/15/47	17	13,087
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/50	11	7,228
Consumers Energy Co., 3.75%, 02/15/50	66	51,883
Dominion Energy South Carolina Inc., 6.25%, 10/15/53	8	8,895
Duke Energy Carolinas LLC
3.45%, 04/15/51	34	24,594
3.70%, 12/01/47	27	20,537
3.88%, 03/15/46	77	61,190
Duke Energy Florida LLC
1.75%, 06/15/30	43	36,563
3.00%, 12/15/51	89	58,366
6.20%, 11/15/53	7	7,644
Duke Energy Ohio Inc., 5.55%, 03/15/54	6	6,012
Duke Energy Progress LLC
2.50%, 08/15/50	57	33,864
3.70%, 10/15/46	16	12,265
4.00%, 04/01/52	22	17,270
5.35%, 03/15/53	17	16,569
Edison International
5.25%, 11/15/28	29	29,252
5.75%, 06/15/27	63	64,199
6.95%, 11/15/29	42	45,485
Eversource Energy
Series M, 3.30%, 01/15/28	10	9,496
Series O, 4.25%, 04/01/29	30	29,146
FirstEnergy Corp.
Series B, 3.90%, 07/15/27	84	81,446
Series C, 3.40%, 03/01/50	50	34,365
Series C, 4.85%, 07/15/47	25	21,974
FirstEnergy Transmission LLC, 4.55%, 04/01/49(a)	81	69,276
Florida Power & Light Co.
2.88%, 12/04/51	17	11,184
3.15%, 10/01/49	55	38,665
3.99%, 03/01/49	64	52,416
Georgia Power Co., 4.95%, 05/17/33	31	31,003
MidAmerican Energy Co.
3.15%, 04/15/50	33	22,849
4.25%, 05/01/46	5	4,247
5.30%, 02/01/55	23	22,485
5.85%, 09/15/54	4	4,213
Northern States Power Co./MN
3.20%, 04/01/52	12	8,313
3.60%, 05/15/46	16	12,274
NRG Energy Inc., 3.63%, 02/15/31(a)	24	21,000
Ohio Power Co.
4.00%, 06/01/49	21	16,305
4.15%, 04/01/48	10	7,951
Series Q, 1.63%, 01/15/31	83	67,859
Pacific Gas and Electric Co.
3.50%, 08/01/50	73	49,289
5.25%, 03/01/52	38	33,515
6.75%, 01/15/53	13	13,943

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PECO Energy Co.
3.05%, 03/15/51	$50	$33,550
4.60%, 05/15/52	16	14,086
Public Service Electric & Gas Co.
2.05%, 08/01/50	16	8,926
3.15%, 01/01/50	18	12,632
San Diego Gas & Electric Co.
Series RRR, 3.75%, 06/01/47	15	11,605
Series WWW, 2.95%, 08/15/51	7	4,707
Southern California Edison Co.
2.25%, 06/01/30	26	22,578
5.20%, 06/01/34	5	5,015
5.30%, 03/01/28	7	7,128
5.45%, 06/01/31	36	37,170
5.63%, 02/01/36	50	51,440
5.65%, 10/01/28	57	58,926
Series G, 2.50%, 06/01/31	55	47,307
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	16	15,666
6.00%, 04/15/34(a)	91	93,113
6.95%, 10/15/33(a)	33	35,837
		1,919,583
Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 4.38%, 03/31/29(a)	18	16,619
Electronics — 0.1%
Honeywell International Inc.
2.80%, 06/01/50	33	22,352
5.25%, 03/01/54	10	9,916
5.35%, 03/01/64	24	23,927
		56,195
Entertainment — 0.1%
Caesars Entertainment Inc.
4.63%, 10/15/29(a)	11	10,220
8.13%, 07/01/27(a)	19	19,408
Churchill Downs Inc., 6.75%, 05/01/31(a)	24	24,373
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	23	17,195
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	16	15,402
		86,598
Environmental Control — 0.0%
Reworld Holding Corp., 4.88%, 12/01/29(a)	23	21,032
Gas — 0.1%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	14	13,614
4.40%, 07/01/32	11	10,547
NiSource Inc.
5.35%, 04/01/34	20	20,148
5.40%, 06/30/33	9	9,119
ONE Gas Inc., 5.10%, 04/01/29	6	6,123
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31	15	12,923
		72,474
Health Care - Products — 0.2%
Agilent Technologies Inc., 2.30%, 03/12/31	10	8,537
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	19	19,521
Medline Borrower LP, 3.88%, 04/01/29(a)	27	25,197
Security	Par (000)	Value
Health Care - Products (continued)
Solventum Corp.
5.45%, 02/25/27(a)	$20	$20,188
6.00%, 05/15/64(a)	41	39,994
Thermo Fisher Scientific Inc.
4.95%, 11/21/32	11	11,161
5.09%, 08/10/33	23	23,536
		148,134
Health Care - Services — 1.1%
CHS/Community Health Systems Inc., 5.63%, 03/15/27(a)	22	21,066
Elevance Health Inc.
3.13%, 05/15/50	24	16,486
3.60%, 03/15/51	26	19,200
5.13%, 02/15/53	13	12,215
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(d)	24	24,344
HCA Inc.
5.25%, 04/15/25	23	22,957
5.25%, 06/15/26	79	79,176
5.38%, 09/01/26	87	87,378
5.45%, 04/01/31	468	477,221
Humana Inc.
5.88%, 03/01/33	26	27,008
5.95%, 03/15/34	14	14,655
Molina Healthcare Inc., 4.38%, 06/15/28(a)	16	15,231
Tenet Healthcare Corp., 4.63%, 06/15/28	16	15,419
UnitedHealth Group Inc.
2.90%, 05/15/50	48	31,934
3.13%, 05/15/60	36	23,362
3.25%, 05/15/51	12	8,458
3.88%, 08/15/59	38	28,560
4.20%, 01/15/47	10	8,431
4.25%, 06/15/48	9	7,624
5.05%, 04/15/53	9	8,516
5.50%, 04/15/64	11	10,902
5.75%, 07/15/64	30	30,812
		990,955
Holding Companies - Diversified — 0.0%
Blue Owl Credit Income Corp., 6.60%, 09/15/29(a)	14	14,120
Home Builders — 0.0%
Taylor Morrison Communities Inc., 5.75%, 01/15/28(a)	15	15,016
Insurance — 0.1%
American International Group Inc., 4.38%, 06/30/50	17	14,474
Marsh & McLennan Companies Inc.
2.90%, 12/15/51	23	14,811
5.45%, 03/15/54	22	22,162
5.70%, 09/15/53	12	12,481
6.25%, 11/01/52	8	8,932
		72,860
Internet — 0.2%
Amazon.com Inc.
2.50%, 06/03/50	15	9,436
2.70%, 06/03/60	7	4,251
3.95%, 04/13/52	17	14,077
Match Group Holdings II LLC, 4.63%, 06/01/28(a)	26	24,803
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Meta Platforms Inc.
4.65%, 08/15/62	$123	$108,766
5.75%, 05/15/63	12	12,600
		173,933
Iron & Steel — 0.0%
Cleveland-Cliffs Inc., 6.75%, 04/15/30(a)	23	23,156
Mineral Resources Ltd., 9.25%, 10/01/28(a)	23	24,460
		47,616
Leisure Time — 0.1%
NCL Corp. Ltd., 5.88%, 02/15/27(a)	24	23,826
Viking Cruises Ltd., 7.00%, 02/15/29(a)	24	24,236
		48,062
Lodging — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	18	16,207
Las Vegas Sands Corp., 5.90%, 06/01/27	17	17,270
Marriott International Inc./MD
5.30%, 05/15/34	12	12,095
Series II, 2.75%, 10/15/33	10	8,323
MGM Resorts International
4.75%, 10/15/28	16	15,381
5.75%, 06/15/25	27	26,967
		96,243
Machinery — 0.0%
Caterpillar Inc., 3.25%, 09/19/49	34	25,051
CNH Industrial Capital LLC, 5.45%, 10/14/25	4	4,017
		29,068
Manufacturing — 0.0%
Textron Inc., 3.90%, 09/17/29	11	10,524
Media — 0.5%
AMC Networks Inc., 4.25%, 02/15/29	27	18,577
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	35	29,780
5.00%, 02/01/28(a)	17	16,184
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51	39	24,611
3.90%, 06/01/52	93	60,283
Comcast Corp.
1.95%, 01/15/31	5	4,222
2.65%, 08/15/62	34	19,159
2.94%, 11/01/56	55	34,215
2.99%, 11/01/63	57	34,463
3.97%, 11/01/47	6	4,798
5.50%, 05/15/64	9	8,849
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	30	28,889
FactSet Research Systems Inc., 3.45%, 03/01/32	6	5,339
Nexstar Media Inc., 4.75%, 11/01/28(a)	26	23,922
Paramount Global
3.38%, 02/15/28	6	5,525
4.60%, 01/15/45	5	3,473
4.90%, 08/15/44	5	3,639
5.25%, 04/01/44	7	5,301
5.85%, 09/01/43	17	14,053
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)	8	7,345
Sirius XM Radio Inc., 4.00%, 07/15/28(a)	26	23,862
TEGNA Inc., 4.63%, 03/15/28	26	23,853
Security	Par (000)	Value
Media (continued)
Univision Communications Inc., 7.38%, 06/30/30(a)	$25	$24,070
		424,412
Mining — 0.3%
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	16	15,346
Glencore Funding LLC
2.85%, 04/27/31(a)	182	156,653
5.37%, 04/04/29(a)	58	58,825
Newmont Corp., 2.25%, 10/01/30	38	33,243
		264,067
Oil & Gas — 2.3%
Antero Resources Corp., 5.38%, 03/01/30(a)	62	60,603
Apache Corp.
4.75%, 04/15/43	27	21,961
5.10%, 09/01/40	6	5,252
5.25%, 02/01/42	28	24,378
BP Capital Markets America Inc.
2.77%, 11/10/50	28	17,908
2.94%, 06/04/51	10	6,578
3.38%, 02/08/61	29	19,796
Chevron USA Inc., 2.34%, 08/12/50	19	11,410
Civitas Resources Inc., 8.38%, 07/01/28(a)	22	23,098
Comstock Resources Inc., 6.75%, 03/01/29(a)	23	22,284
Crescent Energy Finance LLC, 9.25%, 02/15/28(a)	23	24,281
Devon Energy Corp., 5.25%, 10/15/27	73	73,382
Diamondback Energy Inc.
3.13%, 03/24/31	387	347,464
3.25%, 12/01/26	80	77,300
3.50%, 12/01/29	182	171,101
4.25%, 03/15/52	82	65,346
4.40%, 03/24/51	42	34,574
5.15%, 01/30/30	16	16,251
5.75%, 04/18/54	15	14,848
5.90%, 04/18/64	149	148,200
6.25%, 03/15/53	12	12,676
EQT Corp.
3.13%, 05/15/26(a)	22	21,183
3.63%, 05/15/31(a)	191	171,619
5.00%, 01/15/29	147	145,952
5.70%, 04/01/28	52	53,010
7.00%, 02/01/30	139	149,921
Exxon Mobil Corp.
3.45%, 04/15/51	86	64,089
4.23%, 03/19/40	17	15,395
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	16	15,528
Occidental Petroleum Corp.
5.38%, 01/01/32	55	55,535
5.55%, 10/01/34	25	25,137
6.45%, 09/15/36	30	32,046
Ovintiv Inc., 5.65%, 05/15/25	91	91,066
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	20	20,644
SM Energy Co., 6.63%, 01/15/27	15	15,017
Southwestern Energy Co., 5.38%, 03/15/30	16	15,620
		2,090,453
Packaging & Containers — 0.1%
Berry Global Inc., 1.65%, 01/15/27	23	21,252

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	$25	$25,801
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)	24	23,747
		70,800
Pharmaceuticals — 0.5%
AbbVie Inc., 5.05%, 03/15/34	260	264,789
Becton Dickinson and Co.
3.79%, 05/20/50	11	8,515
5.11%, 02/08/34	8	8,050
Bristol-Myers Squibb Co.
3.90%, 03/15/62	18	13,422
5.65%, 02/22/64	10	10,065
CVS Health Corp., 4.25%, 04/01/50	81	63,491
Eli Lilly & Co., 2.25%, 05/15/50	13	7,799
Pfizer Inc.
4.00%, 12/15/36	26	23,984
4.13%, 12/15/46	11	9,323
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	53	52,340
		461,778
Pipelines — 2.9%
Cameron LNG LLC
3.30%, 01/15/35(a)	43	36,250
3.40%, 01/15/38(a)	88	73,854
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	100	81,649
5.13%, 06/30/27	130	130,645
Cheniere Energy Inc., 5.65%, 04/15/34(a)	132	134,134
Cheniere Energy Partners LP
3.25%, 01/31/32	91	79,389
4.00%, 03/01/31	133	123,097
4.50%, 10/01/29	27	26,130
5.75%, 08/15/34(a)	21	21,409
5.95%, 06/30/33	57	58,883
DT Midstream Inc., 4.13%, 06/15/29(a)	17	15,892
Enbridge Inc., 2.50%, 08/01/33	6	4,892
Energy Transfer LP
4.95%, 05/15/28	48	48,113
5.00%, 05/15/50	16	13,954
5.15%, 02/01/43	30	27,031
5.30%, 04/15/47	7	6,369
5.95%, 05/15/54	51	50,362
6.00%, 02/01/29(a)	24	24,359
6.05%, 09/01/54	86	86,207
7.38%, 02/01/31(a)	137	144,689
EnLink Midstream Partners LP
5.05%, 04/01/45	11	9,153
5.45%, 06/01/47	26	22,908
5.60%, 04/01/44	13	11,668
EQM Midstream Partners LP, 4.13%, 12/01/26	98	95,672
Kinder Morgan Energy Partners LP, 4.70%, 11/01/42	17	14,597
Kinder Morgan Inc.
5.05%, 02/15/46	17	15,286
5.30%, 12/01/34	30	29,930
5.55%, 06/01/45	7	6,738
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(a)	23	23,502
Security	Par (000)	Value
Pipelines (continued)
NGPL PipeCo LLC
3.25%, 07/15/31(a)	$133	$116,196
4.88%, 08/15/27(a)	63	62,454
7.77%, 12/15/37(a)	14	16,405
Northwest Pipeline LLC, 4.00%, 04/01/27	190	186,383
Sabine Pass Liquefaction LLC
4.50%, 05/15/30	85	83,363
5.00%, 03/15/27	102	102,305
5.63%, 03/01/25	130	129,902
5.88%, 06/30/26	69	69,692
5.90%, 09/15/37	77	79,845
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27(a)	16	15,885
Targa Resources Corp., 4.20%, 02/01/33	62	57,030
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	60	54,658
4.88%, 02/01/31	101	97,891
5.50%, 03/01/30	49	49,099
Texas Eastern Transmission LP, 7.00%, 07/15/32	5	5,550
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	59	45,665
4.00%, 03/15/28	25	24,320
4.60%, 03/15/48	36	31,247
7.85%, 02/01/26	4	4,132
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	17	15,718
Venture Global LNG Inc., 8.13%, 06/01/28(a)	23	23,953
		2,688,455
Real Estate — 0.0%
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	25	24,244
Real Estate Investment Trusts — 2.1%
American Tower Corp.
1.88%, 10/15/30	19	15,897
2.10%, 06/15/30	44	37,854
2.70%, 04/15/31	12	10,417
3.60%, 01/15/28	44	42,224
4.05%, 03/15/32	83	77,978
5.20%, 02/15/29	45	45,625
Crown Castle Inc.
2.10%, 04/01/31	37	30,733
2.25%, 01/15/31	111	93,759
2.50%, 07/15/31	15	12,707
Equinix Inc.
2.50%, 05/15/31	143	122,799
3.20%, 11/18/29	16	14,785
3.90%, 04/15/32	104	96,955
Extra Space Storage LP, 2.35%, 03/15/32	21	17,169
GLP Capital LP / GLP Financing II Inc., 6.25%, 09/15/54	75	75,242
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	207	177,556
4.00%, 01/15/30	54	50,384
5.75%, 06/01/28	134	135,700
Iron Mountain Inc., 4.50%, 02/15/31(a)	17	15,625
NNN REIT Inc.
3.00%, 04/15/52(d)	48	30,488
3.50%, 04/15/51	22	15,579
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Service Properties Trust
4.75%, 10/01/26	$16	$15,328
5.50%, 12/15/27	17	16,199
VICI Properties LP
4.95%, 02/15/30	60	58,778
5.13%, 05/15/32	77	75,078
5.75%, 04/01/34(d)	19	19,285
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(a)	63	60,568
3.88%, 02/15/29(a)	44	41,290
4.13%, 08/15/30(a)	160	148,377
4.25%, 12/01/26(a)	149	145,366
4.50%, 01/15/28(a)	31	30,199
4.63%, 12/01/29(a)	163	156,938
		1,886,882
Retail — 0.1%
Home Depot Inc. (The)
3.50%, 09/15/56	7	5,127
5.40%, 06/25/64	15	15,026
Lowe's Companies Inc.
3.00%, 10/15/50	7	4,518
4.25%, 09/15/44	81	66,384
4.38%, 09/15/45	30	25,113
4.65%, 04/15/42	18	16,169
		132,337
Semiconductors — 0.3%
Advanced Micro Devices Inc., 4.39%, 06/01/52	37	32,691
Broadcom Inc.
3.14%, 11/15/35(a)	24	19,805
3.47%, 04/15/34(a)	83	72,486
5.05%, 07/12/29	5	5,062
Intel Corp.
3.05%, 08/12/51	24	15,630
3.10%, 02/15/60	13	8,094
KLA Corp.
3.30%, 03/01/50	30	21,731
4.70%, 02/01/34	8	7,962
5.00%, 03/15/49	16	15,382
Lam Research Corp., 3.13%, 06/15/60	9	5,918
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	30	25,629
2.65%, 02/15/32	6	5,085
Texas Instruments Inc.
2.70%, 09/15/51	7	4,522
4.10%, 08/16/52	25	21,083
		261,080
Software — 0.4%
Cloud Software Group Inc., 6.50%, 03/31/29(a)	32	31,192
MSCI Inc., 4.00%, 11/15/29(a)	91	86,204
Oracle Corp.
3.60%, 04/01/50	15	10,753
3.85%, 04/01/60	48	34,096
3.95%, 03/25/51	79	60,003
4.00%, 07/15/46	13	10,236
4.38%, 05/15/55	74	59,594
4.50%, 07/08/44	33	28,157
5.55%, 02/06/53	44	42,793
6.90%, 11/09/52	19	21,800
		384,828
Security	Par (000)	Value
Telecommunications — 1.4%
AT&T Inc.
3.50%, 09/15/53	$105	$73,409
3.50%, 02/01/61	8	5,411
3.55%, 09/15/55	44	30,499
3.65%, 06/01/51	24	17,408
3.65%, 09/15/59	179	123,700
3.80%, 12/01/57	35	25,175
3.85%, 06/01/60	21	15,130
4.50%, 03/09/48	23	19,528
5.45%, 03/01/47	36	35,474
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	29	27,929
5.88%, 10/15/27(a)	23	22,774
Motorola Solutions Inc., 5.60%, 06/01/32	19	19,571
Rogers Communications Inc., 5.30%, 02/15/34	57	57,130
T-Mobile USA Inc.
3.88%, 04/15/30	321	306,127
5.05%, 07/15/33	86	86,129
Verizon Communications Inc.
1.68%, 10/30/30	31	25,842
1.75%, 01/20/31	100	82,719
2.36%, 03/15/32	224	187,394
3.00%, 11/20/60	25	15,475
4.27%, 01/15/36	123	114,576
5.85%, 09/15/35	9	9,546
		1,300,946
Transportation — 0.2%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	47	30,757
3.05%, 02/15/51	11	7,560
3.30%, 09/15/51	10	7,180
4.05%, 06/15/48	9	7,477
5.20%, 04/15/54	8	7,851
5.50%, 03/15/55	25	25,666
Norfolk Southern Corp., 3.16%, 05/15/55	102	66,729
Union Pacific Corp.
2.97%, 09/16/62	34	20,933
3.55%, 05/20/61	10	7,150
3.84%, 03/20/60	21	15,950
4.38%, 11/15/65	10	7,809
		205,062
Trucking & Leasing — 0.0%
GATX Corp., 6.05%, 06/05/54	10	10,301
Total Corporate Bonds & Notes — 24.0% (Cost: $21,707,866)		22,078,532
Foreign Government Obligations
Belgium — 0.4%
Kingdom of Belgium Government Bond, 3.30%, 06/22/54(a)(e)	EUR 351	369,999
Brazil — 1.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/33	BRL 500	79,959
10.00%, 01/01/35	BRL 3,700	585,037
Series F, 10.00%, 01/01/29	BRL 500	82,976
Brazilian Government International Bond, 6.13%, 03/15/34	USD 210	207,054
		955,026

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France — 0.2%
French Republic Government Bond OAT, 3.00%, 05/25/54(a)(e)	EUR 180	$176,569
Free of Tax — 0.2%
European Union, 2.50%, 10/04/52(e)	EUR 170	156,636
Indonesia — 0.2%
Indonesia Government International Bond, 2.85%, 02/14/30	USD 200	180,375
Japan — 0.2%
Japan Government Thirty Year Bond, 1.80%, 03/20/54	JPY 34,800	212,666
Mexico — 1.3%
Mexican Bonos
8.50%, 03/01/29	MXN 1,500	76,569
Series M, 7.75%, 11/23/34	MXN 7,850	366,200
Series M 20, 8.50%, 05/31/29	MXN 3,000	153,134
Mexico Government International Bond
2.66%, 05/24/31	USD 420	353,325
6.35%, 02/09/35	USD 203	208,785
		1,158,013
Panama — 0.2%
Panama Government International Bond, 3.88%, 03/17/28	USD 200	187,626
Peru — 0.1%
Peruvian Government International Bond, 3.55%, 03/10/51	USD 50	36,391
Philippines — 0.2%
Philippine Government International Bond, 3.00%, 02/01/28	USD 200	188,375
Supranational — 0.3%
European Union, 3.00%, 03/04/53(e)	EUR 274	279,121
United Kingdom — 0.4%
United Kingdom Gilt, 4.38%, 07/31/54(e)	GBP 294	367,880
Uruguay — 0.0%
Uruguay Government International Bond, 5.10%, 06/18/50	USD 20	19,313
Total Foreign Government Obligations — 4.7% (Cost: $4,373,310)		4,287,990
Municipal Debt Obligations
California — 0.2%
Bay Area Toll Authority RB BAB, Series S-1, 7.04%, 04/01/50	$40	48,836
State of California GO, 4.60%, 04/01/38	130	126,117
University of California RB, Series AD, 4.86%, 05/15/12	20	18,275
		193,228
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	66	65,532
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 4.15%, 02/01/33	70	68,319
Security	Par (000)	Value
New Jersey — 0.0%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	$20	$24,018
New York — 0.1%
Metropolitan Transportation Authority RB BAB, Series A, 5.87%, 11/15/39	20	20,645
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	20	21,111
New York City Municipal Water Finance Authority RB BAB, 6.01%, 06/15/42	10	10,706
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	30	29,305
Series 181, 4.96%, 08/01/46	10	9,884
		91,651
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50(d)	20	26,645
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	20	20,918
State of Texas GO BAB, 5.52%, 04/01/39	30	31,470
		52,388
Total Municipal Debt Obligations — 0.6% (Cost: $519,588)		521,781
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 33.2%
Federal Home Loan Mortgage Corp., 4.50%, 07/01/47	152	149,890
Federal National Mortgage Association, 5.81%, 06/01/31	20	20,742
Government National Mortgage Association
2.00%, 08/20/51	287	238,053
2.00%, 08/15/54(f)	848	702,747
2.50%, 11/20/51	202	174,210
2.50%, 04/20/52	247	212,572
2.50%, 05/20/52	138	118,587
2.50%, 08/15/54(f)	562	483,591
3.00%, 06/20/50	66	59,191
3.00%, 11/20/51	154	137,124
3.00%, 08/15/54(f)	596	531,860
3.50%, 03/20/44	129	120,558
3.50%, 03/20/47	40	36,952
3.50%, 08/15/54(f)	444	408,157
4.00%, 07/20/43	29	28,349
4.00%, 02/20/48	81	77,104
4.00%, 12/20/52	145	136,636
4.00%, 08/15/54(f)	182	171,886
4.50%, 01/20/41	28	27,951
4.50%, 09/20/48	65	63,375
4.50%, 08/15/54(f)	287	278,047
5.00%, 08/15/54(f)	385	380,694
5.50%, 08/15/54(f)	396	397,196
5.50%, 09/15/54(f)	396	397,010
6.00%, 08/15/54(f)	325	328,809
6.00%, 09/15/54(f)	284	287,229
6.50%, 08/15/54(f)	208	211,883
6.50%, 09/15/54(f)	208	211,753
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
1.50%, 08/15/39(f)	$610	$532,609
1.50%, 01/01/51	68	52,367
1.50%, 02/01/51	58	44,800
1.50%, 03/01/51	38	29,666
1.50%, 05/01/51	24	18,751
1.50%, 06/01/51	29	22,435
1.50%, 08/15/54(f)	444	340,544
2.00%, 12/01/35	193	173,262
2.00%, 05/01/36	143	129,310
2.00%, 03/01/37	148	133,240
2.00%, 08/15/39(f)	287	257,315
2.00%, 03/01/41	66	56,552
2.00%, 01/01/42	163	139,692
2.00%, 02/01/42	163	139,337
2.00%, 09/01/50	749	608,984
2.00%, 11/01/50	506	411,932
2.00%, 01/01/51	847	687,250
2.00%, 05/01/51	884	715,874
2.00%, 10/01/51	694	561,030
2.00%, 05/01/52	570	461,024
2.00%, 08/15/54(f)	449	361,147
2.50%, 02/01/35	97	91,678
2.50%, 05/01/35	73	67,496
2.50%, 02/01/36	38	35,030
2.50%, 07/01/36	38	34,981
2.50%, 08/15/39(f)	151	138,805
2.50%, 05/01/51	74	63,319
2.50%, 11/01/51	884	755,933
2.50%, 12/01/51	13	11,259
2.50%, 01/01/52	620	527,098
2.50%, 03/01/52	622	529,601
2.50%, 05/01/52	506	431,511
2.50%, 08/15/54(f)	804	674,114
3.00%, 02/01/29	29	28,036
3.00%, 11/01/34	30	28,819
3.00%, 06/01/37	33	31,227
3.00%, 07/01/37	33	31,065
3.00%, 08/15/39(f)	102	95,915
3.00%, 09/01/46	293	262,716
3.00%, 11/01/50	222	197,946
3.00%, 12/01/50	364	324,507
3.00%, 12/01/51	302	268,806
3.00%, 01/01/52	307	270,596
3.00%, 08/13/54(f)	508	443,250
3.00%, 09/16/54(f)	100	87,355
3.50%, 01/01/34	24	23,572
3.50%, 04/01/37	13	12,925
3.50%, 06/01/37	6	6,066
3.50%, 08/15/39(f)	35	33,652
3.50%, 02/01/45	123	114,340
3.50%, 02/01/47	44	41,459
3.50%, 05/01/47	11	9,719
3.50%, 10/01/47	69	63,798
3.50%, 03/01/50	541	495,614
3.50%, 02/01/51	38	35,527
3.50%, 08/01/52	46	42,061
3.50%, 08/15/54(f)	2,243	2,034,943
4.00%, 08/15/39(f)	38	37,169
4.00%, 10/01/47	185	175,897
4.00%, 12/01/48	102	97,916
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 03/01/50	$539	$513,815
4.00%, 11/01/50	87	83,185
4.00%, 04/01/53	14	13,457
4.00%, 08/15/54(f)	304	285,343
4.50%, 08/15/39(f)	91	90,428
4.50%, 07/01/48	128	125,549
4.50%, 12/01/48	158	154,204
4.50%, 09/01/49	63	62,281
4.50%, 10/01/50	128	125,119
4.50%, 08/15/54(f)	179	172,416
5.00%, 07/01/47	46	46,369
5.00%, 06/01/50	69	69,074
5.00%, 05/01/53	143	140,880
5.00%, 07/01/53	161	158,791
5.00%, 08/01/53	93	91,850
5.00%, 11/01/53	94	92,901
5.00%, 08/15/54(f)	2,583	2,543,513
5.50%, 06/01/53	303	303,553
5.50%, 07/01/53	401	401,787
5.50%, 08/01/53	181	180,975
5.50%, 10/01/53	76	76,100
5.50%, 08/15/54(f)	1,412	1,414,162
6.00%, 05/01/53	99	100,023
6.00%, 08/01/53	95	96,638
6.00%, 11/01/53	371	376,482
6.00%, 04/01/54	34	35,052
6.00%, 06/01/54	67	67,808
6.00%, 08/15/54(f)	157	159,733
6.00%, 09/15/54(f)	80	81,632
6.50%, 10/01/53	156	160,977
6.50%, 02/01/54	95	97,449
6.50%, 06/01/54	130	133,358
6.50%, 07/01/54	201	206,385
6.50%, 08/15/54(f)	413	423,524
7.00%, 08/15/54(f)	301	311,110
7.00%, 09/15/54(f)	158	163,258
		30,484,179
U.S. Government Obligations — 29.4%
U.S. Treasury Note/Bond
0.25%, 07/31/25	244	233,845
0.38%, 04/30/25	664	642,057
0.38%, 09/30/27	426	379,599
0.50%, 02/28/26	261	245,254
0.50%, 04/30/27	573	519,658
0.50%, 05/31/27	773	699,957
0.63%, 07/31/26	388	361,173
0.75%, 05/31/26	287	269,040
0.88%, 06/30/26	5,457	5,117,643
1.00%, 07/31/28	1,100	979,730
1.13%, 05/15/40	43	27,730
1.13%, 08/15/40	43	27,483
1.25%, 05/31/28	459	414,642
1.25%, 09/30/28	163	146,377
1.38%, 11/15/40	43	28,442
1.50%, 02/15/30	222	195,065
1.63%, 11/30/26	777	733,051
1.63%, 11/15/50	161	91,122
1.88%, 02/15/41	306	216,642
1.88%, 02/15/51	146	88,351
1.88%, 11/15/51	175	105,214
2.00%, 11/15/41	1,552	1,103,557

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.25%, 08/15/27	$190	$180,473
2.25%, 08/15/49	256	170,823
2.38%, 05/15/27	190	181,699
2.38%, 03/31/29	323	301,162
2.38%, 02/15/42	1,567	1,180,679
2.38%, 05/15/51	105	71,144
2.50%, 02/15/45	472	348,192
2.63%, 04/15/25	664	653,506
2.75%, 11/15/47	396	297,135
2.88%, 06/15/25	634	623,499
2.88%, 05/15/32	42	38,843
2.88%, 05/15/43	146	117,211
3.00%, 05/15/42	49	40,609
3.00%, 05/15/47	212	167,102
3.13%, 11/15/28	64	62,061
3.13%, 08/15/44	206	169,492
3.25%, 06/30/29	233	225,289
3.38%, 08/15/42	1,226	1,069,206
3.63%, 03/31/28	0	296
3.63%, 08/15/43	204	182,936
3.63%, 02/15/53	1	615
3.63%, 05/15/53	5	4,042
3.75%, 11/15/43	204	185,977
3.88%, 03/31/25	26	25,818
3.88%, 11/30/27	858	853,811
3.88%, 08/15/40	52	49,678
3.88%, 02/15/43	260	242,172
4.00%, 12/15/25	634	629,666
4.00%, 06/30/28	0	300
4.00%, 01/31/29	149	149,309
4.00%, 07/31/29	33	33,113
4.00%, 02/28/30	0	200
4.00%, 02/15/34	568	565,604
4.00%, 11/15/42	186	176,370
4.00%, 11/15/52	0	282
4.25%, 01/31/26	324	322,950
4.25%, 06/30/29	63	63,871
4.25%, 06/30/31	64	65,100
4.25%, 11/15/40	184	184,164
4.38%, 07/15/27	211	212,797
4.38%, 11/30/28	851	865,095
4.38%, 05/15/34	444	455,378
4.38%, 05/15/40	206	209,158
4.38%, 05/15/41	122	123,824
4.50%, 11/15/25	233	232,772
4.50%, 03/31/26	8	8,012
4.50%, 07/15/26	206	206,805
4.50%, 05/15/27	71	71,732
4.50%, 08/15/39	411	424,796
4.50%, 02/15/44	108	109,080
4.63%, 02/28/26	27	27,070
4.63%, 03/15/26	468	469,499
4.63%, 06/30/26	34	34,198
4.63%, 06/15/27	85	86,275
4.63%, 09/30/28	419	429,377
4.63%, 02/15/40	52	54,337
4.63%, 05/15/54	6	6,283
4.75%, 02/15/41	159	168,197
4.75%, 11/15/43	161	168,144
4.88%, 04/30/26	180	181,498
4.88%, 05/31/26	26	26,240
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.88%, 10/31/30	$1	$630
5.00%, 08/31/25	123	123,341
5.00%, 09/30/25	116	116,631
		27,071,200
Total U.S. Government & Agency Obligations — 62.6% (Cost: $57,180,572)		57,555,379
	Shares
Common Stocks
Mortgage Real Estate Investment — 0.1%
Blackstone Mortgage Trust Inc., Class A	2,412	43,054
Residential REITs — 0.0%
Invitation Homes Inc.	567	19,998
Total Common Stocks — 0.1% (Cost $63,394)		63,052
Investment Companies
Exchange Traded Funds — 0.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF(g)(h)	6,772	612,527
Total Investment Companies — 0.6% (Cost $590,743)		612,527
Total Long-Term Investments — 113.0% (Cost: $102,981,986)		103,839,589
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(g)(i)	3,069,261	3,070,489
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(g)(i)(j)	224,810	224,810
Total Short-Term Securities — 3.6% (Cost: $3,295,067)		3,295,299
Options Purchased — 0.0% (Cost: $49,793)		53,977
Total Investments Before TBA Sales Commitments and Options Written — 116.6% (Cost: $106,326,846)		107,188,865
	Par (000)
TBA Sales Commitments(f)
Mortgage-Backed Securities — (5.6)%
Government National Mortgage Association
5.50%, 08/15/54	(396)	(397,196)
6.00%, 08/15/54	(284)	(287,329)
6.50%, 08/15/54	(208)	(211,883)
Uniform Mortgage-Backed Securities
2.00%, 08/15/54	(2)	(1,609)
2.50%, 08/15/54	(2)	(1,677)
3.00%, 08/13/54	(100)	(87,254)
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/15/54	(2)	$(1,874)
5.00%, 08/15/54	(2,095)	(2,062,973)
5.50%, 08/15/54	(1,510)	(1,510,144)
6.00%, 08/15/54	(81)	(81,641)
6.50%, 08/15/54	(331)	(339,434)
7.00%, 08/15/54	(158)	(163,307)
Total TBA Sales Commitments — (5.6)% (Proceeds: $(5,119,912))		(5,146,321)
Options Written — (0.1%) (Premiums Received: $(131,811))		(129,023)
Total Investments, Net of TBA Sales Commitments and Options Written — 110.9% (Cost: $101,075,123)		101,913,521
Liabilities in Excess of Other Assets — (10.9)%		(10,003,906)
Net Assets — 100.0%		$91,909,615

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Represents or includes a TBA transaction.
(g)	Affiliate of the Fund.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/12/23(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,065,263 (b)	$—	$4,994	$232	$3,070,489	3,069,261	$143,783 (c)	$10
BlackRock Cash Funds: Treasury, SL Agency Shares	—	224,810 (b)	—	—	—	224,810	224,810	3,353	—
iShares iBoxx $ High Yield Corporate Bond ETF(d)	—	404,699	(402,291)	(2,408)	—	—	—	4,156	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(d)	—	754,320	(753,964)	(356)	—	—	—	2,753	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	—	590,743	—	—	21,784	612,527	6,772	7,480	—
				$2,230	$22,016	$3,907,826		$161,525	$10

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australia Bond	2	09/16/24	$151	$2,862
U.S. Long Bond	24	09/19/24	2,912	78,509
U.S. Ultra Bond	9	09/19/24	1,156	36,590
2-Year U.S. Treasury Note	1	09/30/24	206	389

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	36	09/30/24	$3,896	$31,370
				149,720
Short Contracts
10-Year Canadian Bond	(1)	09/18/24	89	(1,746)
10-Year U.S. Treasury Note	(4)	09/19/24	449	(4,068)
10-Year U.S. Ultra Bond	(2)	09/19/24	232	(2,847)
				(8,661)
				$141,059
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	597,094	BRL	3,260,791	Barclays Bank PLC	09/18/24	$23,393
USD	227,630	BRL	1,243,000	Goldman Sachs & Co.	09/18/24	8,937
USD	749,297	EUR	690,100	Barclays Bank PLC	09/18/24	797
USD	55,758	GBP	43,000	Goldman Sachs & Co.	09/18/24	456
						33,583
USD	104,364	EUR	97,000	Barclays Bank PLC	09/18/24	(844)
USD	78,591	EUR	73,000	BNP Paribas SA	09/18/24	(587)
USD	32,280	EUR	30,000	UBS AG	09/18/24	(259)
USD	318,820	GBP	249,500	Barclays Bank PLC	09/18/24	(2,060)
USD	38,515	JPY	5,999,000	Citibank N.A.	09/18/24	(1,810)
USD	174,806	JPY	27,007,748	UBS AG	09/18/24	(6,736)
USD	57,252	MXN	1,091,897	Barclays Bank PLC	09/18/24	(930)
						(13,226)
						$20,357
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	38	08/02/24	USD	500.00	USD	1,790	$133
iShares Russell 2000 ETF	52	08/30/24	USD	235.00	USD	1,164	14,352
3-Month SOFR Future	47	11/15/24	USD	95.25	USD	11,214	25,556
3-Month SOFR Future	47	11/15/24	USD	95.75	USD	11,214	7,344
							$47,385
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
30-Year Interest Rate Swap, 12/20/54	3.93%	Annual	1-Day SOFR, 5.38%	Annual	Citibank N.A.	12/18/24	3.93	USD	439	$6,592
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Russell 2000 ETF	52	08/30/24	USD	245.00	USD	1,164	$(5,304)
3-Month SOFR Future	94	11/15/24	USD	95.50	USD	22,428	(25,263)
							$(30,567)
OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 09/14/34	3.86%	Annual	1-Day SOFR, 5.38%	Annual	Citibank N.A.	09/12/24	3.86	USD	987	$(23,198)
10-Year Interest Rate Swap, 09/15/34	3.89%	Annual	1-Day SOFR, 5.38%	Annual	Citibank N.A.	09/13/24	3.89	USD	493	(12,463)
10-Year Interest Rate Swap, 09/19/34	3.83%	Annual	1-Day SOFR, 5.38%	Annual	Bank of America N.A.	09/17/24	3.83	USD	246	(5,390)
10-Year Interest Rate Swap, 09/29/34	3.84%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs Inter- national	09/27/24	3.84	USD	275	(6,603)
10-Year Interest Rate Swap, 07/17/36	3.69%	Annual	1-Day SOFR, 5.38%	Annual	Bank of America N.A.	07/15/26	3.69	USD	461	(22,196)
										(69,850)
Put
10-Year Interest Rate Swap, 09/14/34	1-Day SOFR, 5.38%	Annual	3.86%	Annual	Citibank N.A.	09/12/24	3.86	USD	987	(3,801)
10-Year Interest Rate Swap, 09/15/34	1-Day SOFR, 5.38%	Annual	3.89%	Annual	Citibank N.A.	09/13/24	3.89	USD	494	(1,726)
10-Year Interest Rate Swap, 09/19/34	1-Day SOFR, 5.38%	Annual	3.83%	Annual	Bank of America N.A.	09/17/24	3.83	USD	246	(1,237)
30-Year Interest Rate Swap, 09/20/54	1-Day SOFR, 5.38%	Annual	3.86%	Annual	Citibank N.A.	09/18/24	3.86	USD	439	(2,583)
10-Year Interest Rate Swap, 09/29/34	1-Day SOFR, 5.38%	Annual	3.84%	Annual	Goldman Sachs Inter- national	09/27/24	3.84	USD	275	(1,535)
10-Year Interest Rate Swap, 07/17/36	1-Day SOFR, 5.38%	Annual	3.69%	Annual	Bank of America N.A.	07/15/26	3.69	USD	461	(17,724)
										(28,606)
										$(98,456)
Centrally Cleared Credit Default Swaps - Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B+	USD	1,858	$137,319	$119,538	$17,781

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day FEDL, 5.33%	At Termination	5.32%	At Termination	N/A	09/18/24	USD	32,820	$74	$39	$35
1-Day FEDL, 5.33%	At Termination	5.32%	At Termination	N/A	09/18/24	USD	32,820	164	61	103
1-Day FEDL, 5.33%	At Termination	5.32%	At Termination	N/A	09/18/24	USD	33,000	278	61	217
1-Day FEDL, 5.33%	At Termination	5.32%	At Termination	N/A	09/18/24	USD	30,230	276	56	220
1-Day FEDL, 5.33%	At Termination	5.33%	At Termination	N/A	09/18/24	USD	33,270	786	62	724
1-Day FEDL, 5.33%	At Termination	5.33%	At Termination	N/A	09/18/24	USD	33,260	408	62	346
1-Day SOFR, 5.38%	At Termination	4.84%	At Termination	10/18/2024(a)	10/18/25	USD	2,080	10,209	4	10,205
1-Day SOFR, 5.38%	Annual	3.78%	Annual	N/A	06/18/34	USD	183	1,927	3	1,924
4.53%	Quarterly	3-mo. BBR, 5.70%	Semi-Annual	N/A	07/05/34	NZD	157	(3,467)	2	(3,469)
4.56%	Quarterly	3-mo. BBR, 5.70%	Semi-Annual	N/A	07/05/34	NZD	156	(3,689)	2	(3,691)
4.54%	Quarterly	3-mo. BBR, 5.70%	Semi-Annual	N/A	07/08/34	NZD	131	(2,927)	1	(2,928)
1-Day SOFR, 5.38%	Annual	3.77%	Annual	N/A	07/15/34	USD	183	1,912	3	1,909
4.37%	Quarterly	3-mo. BBR, 5.70%	Semi-Annual	N/A	07/15/34	NZD	87	(1,251)	1	(1,252)
4.38%	Quarterly	3-mo. BBR, 5.70%	Semi-Annual	N/A	07/15/34	NZD	88	(1,324)	1	(1,325)
3-mo. BBR, 5.70%	Semi-Annual	4.13%	Quarterly	N/A	07/23/34	NZD	79	236	1	235
3-mo. BBR, 5.70%	Semi-Annual	4.11%	Quarterly	N/A	07/26/34	NZD	161	324	2	322
3-mo. BBR, 5.70%	Semi-Annual	4.15%	Quarterly	N/A	07/29/34	NZD	54	207	1	206
1-Day SOFR, 5.38%	Annual	3.70%	Annual	N/A	08/02/34	USD	99	568	(16)	584
4.14%	Annual	1-Day SOFR, 5.38%	Annual	10/18/2024(a)	10/18/34	USD	250	(11,340)	4	(11,344)
2.49%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	02/19/54	EUR	172	(2,645)	7	(2,652)
2.51%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	02/20/54	EUR	172	(3,295)	7	(3,302)
2.51%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	02/20/54	EUR	126	(2,627)	5	(2,632)
2.51%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	03/01/54	EUR	87	(1,811)	3	(1,814)
2.46%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	03/22/54	EUR	37	(349)	1	(350)
2.54%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	04/22/54	EUR	142	(4,449)	(294)	(4,155)
2.50%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	05/14/54	EUR	86	(1,964)	(421)	(1,543)
2.43%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	06/19/54	EUR	37	(321)	1	(322)
2.43%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	06/20/54	EUR	36	(318)	1	(319)
6-mo. EURIBOR, 3.58%	Annual	2.44%	Semi-Annual	N/A	06/24/54	EUR	25	296	1	295
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.59%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	07/04/54	EUR	94	$(4,344)	$(522)	$(3,822)
2.54%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	07/11/54	EUR	38	(1,362)	(204)	(1,158)
2.55%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	07/11/54	EUR	38	(1,386)	1	(1,387)
								$(31,204)	$(1,064)	$(30,140)

(a)	Forward Swap.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 5.38%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/24	USD	986	$17,961	$(13,193)	$31,154
Fixed, 0.00%	Quarterly	GSISDRV5 Index	At Termination	Goldman Sachs International	N/A	05/06/25	USD	301	(13)	—	(13)
Fixed, 0.00%	Quarterly	GSISDRV5 Index	At Termination	Goldman Sachs International	N/A	05/06/25	USD	139	(115)	—	(115)
									$17,833	$(13,193)	$31,026
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$119,931	$(1,457)	$35,106	$(47,465)	$—
OTC Swaps	—	(13,193)	31,154	(128)	—
Options Written	N/A	N/A	28,130	(25,342)	(129,023)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$149,720	$—	$149,720
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$33,583	$—	$—	$33,583
Options Purchased
Investments at value — unaffiliated(b)	$—	$—	$14,485	$—	$39,492	$—	$53,977
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$17,781	$—	$—	$17,325	$—	$35,106
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$31,154	$—	$31,154
	$—	$17,781	$14,485	$33,583	$237,691	$—	$303,540
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$8,661	$—	$8,661
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$13,226	$—	$—	$13,226
Options written
Options written at value	$—	$—	$5,304	$—	$123,719	$—	$129,023
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$47,465	$—	$47,465
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$13,321	$—	$13,321
	$—	$—	$5,304	$13,226	$193,166	$—	$211,696

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$15,254	$—	$237,919	$—	$253,173
Forward foreign currency exchange contracts	—	—	—	55,161	—	—	55,161
Options purchased(a)	—	—	45,890	—	(7,593)	—	38,297
Options written	—	—	—	—	2,368	—	2,368
Swaps	—	6,590	—	—	15,030	633	22,253
	$—	$6,590	$61,144	$55,161	$247,724	$633	$371,252
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$141,059	$—	$141,059
Forward foreign currency exchange contracts	—	—	—	20,357	—	—	20,357
Options purchased(b)	—	—	(3,196)	—	7,380	—	4,184
Options written	—	—	(78)	—	2,866	—	2,788
Swaps	—	17,781	—	—	886	—	18,667
	$—	$17,781	$(3,274)	$20,357	$152,191	$—	$187,055

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$8,536,241
Average notional value of contracts — short	$4,749,291
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$618,032
Average amounts sold — in USD	$2,552,182
Options:
Average value of option contracts purchased	$15,795
Average value of option contracts written	$10,189
Average notional value of swaption contracts purchased	$146,333
Average notional value of swaption contracts written	1,788,000
Credit default swaps:
Average notional value — sell protection	$683,233
Interest rate swaps:
Average notional value — pays fixed rate	$979,093
Average notional value — receives fixed rate	$67,583,428
Total return swaps:
Average notional value	$803,808
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$149,720	$8,661
Forward foreign currency exchange contracts	33,583	13,226
Options	—	129,023
Swaps - centrally cleared	17,325	47,465
Swaps - OTC(a)	31,154	13,321
Total derivative assets and liabilities in the Statement of Assets and Liabilities	231,782	211,696
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(167,045)	(185,149)
Total derivative assets and liabilities subject to an MNA	$64,737	$26,547

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Barclays Bank PLC	$24,190	$(3,834)	$—	$—	$20,356
Goldman Sachs & Co.	9,393	—	—	—	9,393
Morgan Stanley & Co. International PLC	31,154	(13,193)	—	—	17,961
	$64,737	$(17,027)	$—	$—	$47,710

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(c)
Barclays Bank PLC	$3,834	$(3,834)	$—	$—	$—
BNP Paribas SA	587	—	—	—	587
Citibank N.A.	1,810	—	—	—	1,810
Goldman Sachs International	128	—	—	—	128
Morgan Stanley & Co. International PLC	13,193	(13,193)	—	—	—

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Total Return ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(c)
UBS AG	$6,995	$—	$—	$—	$6,995
	$26,547	$(17,027)	$—	$—	$9,520

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$8,883,517	$—	$8,883,517
Collaterized Mortgage Obligations	—	9,836,811	—	9,836,811
Corporate Bonds & Notes	—	22,078,532	—	22,078,532
Foreign Government Obligations	—	4,287,990	—	4,287,990
Municipal Debt Obligations	—	521,781	—	521,781
U.S. Government & Agency Obligations	—	57,555,379	—	57,555,379
Common Stocks	63,052	—	—	63,052
Investment Companies	612,527	—	—	612,527
Short-Term Securities
Money Market Funds	3,295,299	—	—	3,295,299
Options Purchased
Interest Rate Contracts	32,900	6,592	—	39,492
Equity Contracts	14,485	—	—	14,485
Liabilities
Investments
TBA Sales Commitments	—	(5,146,321)	—	(5,146,321)
	$4,018,263	$98,024,281	$—	$102,042,544
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$17,781	$—	$17,781
Foreign Currency Exchange Contracts	—	33,583	—	33,583
Interest Rate Contracts	149,720	48,479	—	198,199
Liabilities
Equity Contracts	(5,304)	—	—	(5,304)
Foreign Currency Exchange Contracts	—	(13,226)	—	(13,226)
Interest Rate Contracts	(33,924)	(146,049)	—	(179,973)
	$110,492	$(59,432)	$—	$51,060

(a)
Derivative financial instruments are swaps, futures contracts,  forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
July 31, 2024

	BlackRock AAA CLO ETF	BlackRock Flexible Income ETF	BlackRock Floating Rate Loan ETF	BlackRock High Yield Muni Income Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$391,356,056	$3,650,280,277	$42,735,160	$150,267,261
Investments, at value—affiliated(c)	10,430,000	624,452,511	11,163,886	8,706,028
Cash	—	968,689	—	—
Cash pledged:
Collateral — OTC derivatives	—	440,000	—	—
Futures contracts	—	14,123,000	—	—
Centrally cleared swaps	—	3,601,000	—	—
Foreign currency, at value(d)	—	12,943,126	—	—
Receivables:
Investments sold	—	8,803,609	1,249,390	—
Securities lending income—affiliated	—	53,395	—	—
Swaps	—	42,329	—	—
Loans	—	64,081	64,221	—
Capital shares sold	—	7,904,792	—	—
Dividends—unaffiliated	—	503	—	—
Dividends—affiliated	20,105	1,566,169	30,419	26,959
Interest—unaffiliated	1,926,252	35,164,939	160,241	1,282,430
Variation margin on futures contracts	—	1,802,916	—	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	6,203,221	—	—
OTC swaps	—	27,548	13,860	—
Unfunded floating rate loan interests	—	—	34	—
Total assets	403,732,413	4,368,442,105	55,417,211	160,282,678
LIABILITIES
Bank overdraft	4,103,756	—	224,461	—
Cash received:
OTC derivatives	—	2,120,000	—	—
Collateral — TBA commitments	—	3,273,059	—	—
Collateral on securities loaned, at value	—	189,511,759	—	—
Payables:
Investments purchased	—	538,781,701	5,350,984	12,368,983
Deferred foreign capital gain tax	—	759	—	—
Investment advisory fees	57,600	1,121,277	20,800	37,003
Variation margin on centrally cleared swaps	—	93,460	—	—
Swap premiums received	—	42,329	8,528	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	10,335,497	—	—
OTC derivatives	—	149,920	1,140	—
Total liabilities	4,161,356	745,429,761	5,605,913	12,405,986
Commitments and contingent liabilities
NET ASSETS	$399,571,057	$3,623,012,344	$49,811,298	$147,876,692
NET ASSETS CONSIST OF
Paid-in capital	$396,948,672	$3,576,172,173	$49,192,320	$147,142,075
Accumulated earnings	2,622,385	46,840,171	618,978	734,617
NET ASSETS	$399,571,057	$3,623,012,344	$49,811,298	$147,876,692
NET ASSET VALUE
Shares outstanding	7,700,000	68,750,000	950,000	6,500,000
Net asset value	$51.89	$52.70	$52.43	$22.75
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

2024 BlackRock Annual Financial Statements

Statements of Assets and Liabilities (continued)
July 31, 2024
	BlackRock AAA CLO ETF	BlackRock Flexible Income ETF	BlackRock Floating Rate Loan ETF	BlackRock High Yield Muni Income Bond ETF
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$390,926,715	$3,633,021,628	$42,678,950	$146,992,813
(b) Securities loaned, at value	$—	$184,829,957	$—	$—
(c) Investments, at cost—affiliated	$10,430,000	$621,928,460	$11,098,908	$8,705,939
(d) Foreign currency, at cost	$—	$12,937,028	$—	$—
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
July 31, 2024

	BlackRock Intermediate Muni Income Bond ETF	BlackRock Short-Term California Muni Bond ETF	BlackRock Total Return ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$20,596,113	$33,495,211	$103,281,039
Investments, at value—affiliated(c)	1,416,738	—	3,907,826
Cash	32	63,291	15,234
Cash pledged:
Futures contracts	—	—	149,000
Centrally cleared swaps	—	—	331,552
Foreign currency, at value(d)	—	—	127,496
Receivables:
Investments sold	—	—	9,819
Securities lending income—affiliated	—	—	150
TBA sales commitments	—	—	5,119,912
Dividends—affiliated	3,913	16,360	20,201
Interest—unaffiliated	175,824	312,673	695,049
Variation margin on futures contracts	—	—	45,346
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	—	33,583
OTC swaps	—	—	31,154
Total assets	22,192,620	33,887,535	113,767,361
LIABILITIES
Collateral on securities loaned, at value	—	—	124,810
Options written, at value(e)	—	—	129,023
TBA sales commitments, at value(f)	—	—	5,146,321
Payables:
Investments purchased	862,344	1,214,452	16,393,515
Investment advisory fees	4,941	5,518	28,119
Variation margin on centrally cleared swaps	—	—	9,411
Swap premiums received	—	—	13,193
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	—	13,226
OTC derivatives	—	—	128
Total liabilities	867,285	1,219,970	21,857,746
Commitments and contingent liabilities
NET ASSETS	$21,325,335	$32,667,565	$91,909,615
NET ASSETS CONSIST OF
Paid-in capital	$22,108,779	$32,513,457	$90,284,094
Accumulated earnings (loss)	(783,444)	154,108	1,625,521
NET ASSETS	$21,325,335	$32,667,565	$91,909,615
NET ASSET VALUE
Shares outstanding	900,000	650,000	1,800,000
Net asset value	$23.69	$50.26	$51.06
Shares authorized	Unlimited	Unlimited	Unlimited

2024 BlackRock Annual Financial Statements

Statements of Assets and Liabilities (continued)
July 31, 2024
	BlackRock Intermediate Muni Income Bond ETF	BlackRock Short-Term California Muni Bond ETF	BlackRock Total Return ETF
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$20,457,746	$33,420,865	$102,441,036
(b) Securities loaned, at value	$—	$—	$120,267
(c) Investments, at cost—affiliated	$1,416,733	$—	$3,885,810
(d) Foreign currency, at cost	$—	$—	$130,670
(e) Premiums received	$—	$—	$131,811
(f) Proceeds from TBA sales commitments	$—	$—	$5,119,912
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended July 31, 2024

	BlackRock AAA CLO ETF	BlackRock Flexible Income ETF	BlackRock Floating Rate Loan ETF	BlackRock High Yield Muni Income Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$119,475	$7,929,508	$247,863	$159,754
Interest—unaffiliated	9,066,719	84,179,051	2,507,847	3,826,809
Securities lending income—affiliated—net	—	386,564	—	—
Other income—unaffiliated	—	236,438	3,505	—
Foreign taxes withheld	—	(52,524)	—	—
Total investment income	9,186,194	92,679,037	2,759,215	3,986,563
EXPENSES
Investment advisory	263,686	7,469,138	182,138	360,662
Proxy fees	3,238	4,670	2,153	3,987
Commitment costs	433	2,542	—	266
Professional	—	435	—	—
Interest expense	—	1,549	—	—
Total expenses	267,357	7,478,334	184,291	364,915
Less:
Investment advisory fees waived	(2,010)	(1,805,280)	(23,204)	(90,624)
Total expenses after fees waived	265,347	5,673,054	161,087	274,291
Net investment income	8,920,847	87,005,983	2,598,128	3,712,272
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	210,687	(4,732,663)	174,881	(1,249,996)
Investments—affiliated	—	(303,076)	(469)	754
Capital gain distributions from underlying funds—affiliated	—	10	—	—
Forward foreign currency exchange contracts	—	20,186,199	—	—
Foreign currency transactions	—	(865,407)	—	—
Futures contracts	—	1,814,359	—	—
Swaps	—	(4,538,616)	(5,471)	—
	210,687	11,560,806	168,941	(1,249,242)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	199,674	16,433,053	(227,892)	5,183,607
Investments—affiliated	—	2,461,271	56,867	(257)
Forward foreign currency exchange contracts	—	(3,973,982)	—	—
Foreign currency translations	—	3,104	—	—
Futures contracts	—	3,399,775	—	—
Swaps	—	122,962	12,720	—
Unfunded floating rate loan interests	—	—	(297)	—
	199,674	18,446,183	(158,602)	5,183,350
Net realized and unrealized gain	410,361	30,006,989	10,339	3,934,108
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,331,208	$117,012,972	$2,608,467	$7,646,380
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Operations(continued)
Year Ended July 31, 2024

	BlackRock Intermediate Muni Income Bond ETF	BlackRock Short-Term California Muni Bond ETF	BlackRock Total Return ETF(a)
INVESTMENT INCOME
Dividends—unaffiliated	$—	$—	$6,237
Dividends—affiliated	17,826	4,336	161,250
Interest—unaffiliated	854,983	731,885	2,562,115
Securities lending income—affiliated—net	—	—	275
Total investment income	872,809	736,221	2,729,877
EXPENSES
Investment advisory	89,577	54,162	207,018
Proxy fees	2,283	1,976	—
Interest expense	439	121	—
Commitment costs	76	21	65
Total expenses	92,375	56,280	207,083
Less:
Investment advisory fees waived	(23,553)	(11,101)	(13,796)
Total expenses after fees waived	68,822	45,179	193,287
Net investment income	803,987	691,042	2,536,590
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(225,598)	(230)	(120,088)
Investments—affiliated	5	—	2,230
Capital gain distributions from underlying funds—affiliated	—	—	10
Forward foreign currency exchange contracts	—	—	55,161
Foreign currency transactions	—	—	(3,466)
Futures contracts	—	—	253,173
Options written	—	—	2,368
Swaps	—	—	22,253
	(225,593)	(230)	211,641
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	335,053	78,283	813,594
Investments—affiliated	(8)	—	22,016
Forward foreign currency exchange contracts	—	—	20,357
Foreign currency translations	—	—	(3,654)
Futures contracts	—	—	141,059
Options written	—	—	2,788
Swaps	—	—	18,667
	335,045	78,283	1,014,827
Net realized and unrealized gain	109,452	78,053	1,226,468
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$913,439	$769,095	$3,763,058
(a) Commencement of operations.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock AAA CLO ETF		BlackRock Flexible Income ETF
	Year Ended 07/31/24	Period From 01/10/23(a) to 07/31/23	Year Ended 07/31/24	Period From 05/19/23(a) to 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,920,847	$1,057,700	$87,005,983	$935,494
Net realized gain (loss)	210,687	40,249	11,560,806	(94,132)
Net change in unrealized appreciation (depreciation)	199,674	229,667	18,446,183	756,968
Net increase in net assets resulting from operations	9,331,208	1,327,616	117,012,972	1,598,330
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(7,150,232)	(854,891)	(71,303,850)	(443,000)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	356,622,248	40,295,108	3,447,729,076	128,418,816
NET ASSETS
Total increase in net assets	358,803,224	40,767,833	3,493,438,198	129,574,146
Beginning of period	40,767,833	—	129,574,146	—
End of period	$399,571,057	$40,767,833	$3,623,012,344	$129,574,146

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Changes in Net Assets(continued)

	BlackRock Floating Rate Loan ETF		BlackRock High Yield Muni Income Bond ETF
	Year Ended 07/31/24	Period From 10/04/22(a) to 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,598,128	$1,388,888	$3,712,272	$1,627,776
Net realized gain (loss)	168,941	53,438	(1,249,242)	(1,335,515)
Net change in unrealized appreciation (depreciation)	(158,602)	292,544	5,183,350	1,686
Net increase in net assets resulting from operations	2,608,467	1,734,870	7,646,380	293,947
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(2,451,492)	(1,231,036)	(3,426,346)	(1,488,950)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	28,851,284	20,299,205	83,070,209	34,490,784
NET ASSETS
Total increase in net assets	29,008,259	20,803,039	87,290,243	33,295,781
Beginning of period	20,803,039	—	60,586,449	27,290,668
End of period	$49,811,298	$20,803,039	$147,876,692	$60,586,449

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	BlackRock Intermediate Muni Income Bond ETF		BlackRock Short-Term California Muni Bond ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Period From 07/11/23(a) to 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$803,987	$968,631	$691,042	$15,387
Net realized loss	(225,593)	(709,030)	(230)	(355)
Net change in unrealized appreciation (depreciation)	335,045	683,044	78,283	(3,937)
Net increase in net assets resulting from operations	913,439	942,645	769,095	11,095
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(814,142)	(946,808)	(626,082)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,689,295)	(7,708,732)	15,004,707	17,508,750
NET ASSETS
Total increase (decrease) in net assets	(4,589,998)	(7,712,895)	15,147,720	17,519,845
Beginning of period	25,915,333	33,628,228	17,519,845	—
End of period	$21,325,335	$25,915,333	$32,667,565	$17,519,845

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Changes in Net Assets(continued)

BlackRock Total Return ETF
Period From 12/12/23(a) to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,536,590
Net realized gain	211,641
Net change in unrealized appreciation (depreciation)	1,014,827
Net increase in net assets resulting from operations	3,763,058
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(2,137,537)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	90,284,094
NET ASSETS
Total increase in net assets	91,909,615
Beginning of period	—
End of period	$91,909,615

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock AAA CLO ETF
	Year Ended 07/31/24	Period From 01/10/23(a) to 07/31/23
Net asset value, beginning of period	$50.96	$50.01
Net investment income(b)	3.49	1.73
Net realized and unrealized gain(c)	0.60	0.60
Net increase from investment operations	4.09	2.33
Distributions from net investment income(d)	(3.16)	(1.38)
Net asset value, end of period	$51.89	$50.96
Total Return(e)
Based on net asset value	8.29%	4.73%(f)
Ratios to Average Net Assets(g)
Total expenses	0.20%	0.20%(h)
Total expenses after fees waived	0.20%	0.20%(h)
Net investment income	6.77%	6.20%(h)
Supplemental Data
Net assets, end of period (000)	$399,571	$40,768
Portfolio turnover rate(i)	33%	19%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock Flexible Income ETF
	Year Ended 07/31/24	Period From 05/19/23(a) to 07/31/23
Net asset value, beginning of period	$50.81	$50.00
Net investment income(b)	3.03	0.54
Net realized and unrealized gain(c)	1.49	0.52
Net increase from investment operations	4.52	1.06
Distributions from net investment income(d)	(2.63)	(0.25)
Net asset value, end of period	$52.70	$50.81
Total Return(e)
Based on net asset value	9.17%	2.14%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%	0.50%(h)
Total expenses after fees waived	0.38%	0.37%(h)
Net investment income	5.82%	5.39%(h)
Supplemental Data
Net assets, end of period (000)	$3,623,012	$129,574
Portfolio turnover rate(i)(j)	200%	54%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 128%.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock Floating Rate Loan ETF
	Year Ended 07/31/24	Period From 10/04/22(a) to 07/31/23
Net asset value, beginning of period	$52.01	$50.37
Net investment income(b)	4.46	3.47
Net realized and unrealized gain(c)	0.41	1.25
Net increase from investment operations	4.87	4.72
Distributions from net investment income(d)	(4.45)	(3.08)
Net asset value, end of period	$52.43	$52.01
Total Return(e)
Based on net asset value	9.82%	9.62%(f)
Ratios to Average Net Assets(g)
Total expenses	0.61%	0.60%(h)
Total expenses after fees waived	0.53%	0.53%(h)
Net investment income	8.56%	8.25%(h)
Supplemental Data
Net assets, end of period (000)	$49,811	$20,803
Portfolio turnover rate(i)	33%	22%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock High Yield Muni Income Bond ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 03/16/21(a) to 07/31/21
Net asset value, beginning of period	$21.64	$22.74	$26.80	$25.00
Net investment income(b)	1.01	0.94	0.79	0.23
Net realized and unrealized gain (loss)(c)	1.10	(1.13)	(3.81)	1.70
Net increase (decrease) from investment operations	2.11	(0.19)	(3.02)	1.93
Distributions(d)
From net investment income	(1.00)	(0.91)	(0.81)	(0.13)
From net realized gain	—	—	(0.23)	—
Total distributions	(1.00)	(0.91)	(1.04)	(0.13)
Net asset value, end of period	$22.75	$21.64	$22.74	$26.80
Total Return(e)
Based on net asset value	10.10%	(0.71)%	(11.55)%	7.75%(f)
Ratios to Average Net Assets(g)
Total expenses	0.46%	0.45%	0.45%	0.45%(h)
Total expenses after fees waived	0.34%	0.33%	0.34%	0.32%(h)
Net investment income	4.63%	4.39%	3.23%	2.31%(h)
Supplemental Data
Net assets, end of period (000)	$147,877	$60,586	$27,291	$26,803
Portfolio turnover rate(i)	46%	30%	38%	20%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock Intermediate Muni Income Bond ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 03/16/21(a) to 07/31/21
Net asset value, beginning of period	$23.56	$24.02	$25.74	$25.00
Net investment income(b)	0.84	0.67	0.34	0.09
Net realized and unrealized gain (loss)(c)	0.13	(0.45)	(1.67)	0.71
Net increase (decrease) from investment operations	0.97	0.22	(1.33)	0.80
Distributions(d)
From net investment income	(0.84)	(0.68)	(0.32)	(0.06)
From net realized gain	—	—	(0.07)	—
Total distributions	(0.84)	(0.68)	(0.39)	(0.06)
Net asset value, end of period	$23.69	$23.56	$24.02	$25.74
Total Return(e)
Based on net asset value	4.23%	0.97%	(5.21)%	3.22%(f)
Ratios to Average Net Assets(g)
Total expenses	0.41%	0.40%	0.40%	0.40%(h)
Total expenses after fees waived	0.31%	0.29%	0.30%	0.29%(h)
Net investment income	3.59%	2.88%	1.36%	0.99%(h)
Supplemental Data
Net assets, end of period (000)	$21,325	$25,915	$33,628	$25,735
Portfolio turnover rate(i)	58%	72%	30%	25%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock Short-Term California Muni Bond ETF
	Year Ended 07/31/24	Period From 07/11/23(a) to 07/31/23
Net asset value, beginning of period	$50.06	$50.00
Net investment income(b)	1.60	0.04
Net realized and unrealized gain(c)	0.09	0.02
Net increase from investment operations	1.69	0.06
Distributions from net investment income(d)	(1.49)	—
Net asset value, end of period	$50.26	$50.06
Total Return(e)
Based on net asset value	3.43%	0.11%(f)
Ratios to Average Net Assets(g)
Total expenses	0.26%	0.25%(h)
Total expenses after fees waived	0.21%	0.19%(h)
Net investment income	3.19%	1.60%(h)
Supplemental Data
Net assets, end of period (000)	$32,668	$17,520
Portfolio turnover rate(i)	175%	68%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout the period)

BlackRock Total Return ETF
Period From 12/12/23(a) to 07/31/24
Net asset value, beginning of period	$50.00
Net investment income(b)	1.56
Net realized and unrealized gain(c)	0.82
Net increase from investment operations	2.38
Distributions from net investment income(d)	(1.32)
Net asset value, end of period	$51.06
Total Return(e)
Based on net asset value	4.84%(f)
Ratios to Average Net Assets(g)
Total expenses	0.40%(h)
Total expenses after fees waived	0.37%(h)
Net investment income	4.90%(h)
Supplemental Data
Net assets, end of period (000)	$91,910
Portfolio turnover rate(i)(j)	379%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 281%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
BlackRock ETF	Diversification Classification
AAA CLO	Non-diversified
Flexible Income	Non-diversified
Floating Rate Loan	Non-diversified
High Yield Muni Income Bond	Non-diversified
Intermediate Muni Income Bond	Non-diversified
Short-Term California Muni Bond	Non-diversified
Total Return(a)	Diversified

(a)	The Fund commenced operations on December 12, 2023.
On July 30, 2024, the Board approved a proposal to change the name of certain Funds as follows. Additionally, the Board approved a proposal to change BlackRock Short-Term California Muni Bond ETF’s ticker will be changed from CALY to CALI. These changes are expected to become effective on or about October 10, 2024.
Current Fund Name	New Fund Name
BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
BlackRock Total Return ETF	iShares Total Return Active ETF
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service.Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
• Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Notes to Financial Statements

Notes to Financial Statements  (continued)
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
BlackRock ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Flexible Income
BMO Capital Markets Corp.	$2,012,493	$(2,012,493)	$—	$—
BNP Paribas SA	20,767,017	(20,767,017)	—	—
BofA Securities, Inc.	81,078,377	(81,078,377)	—	—
Citadel Clearing LLC	602,226	(602,226)	—	—
Citigroup Global Markets, Inc.	12,318,216	(12,318,216)	—	—
Jefferies LLC	2,576,584	(2,576,584)	—	—
Morgan Stanley	450,949	(450,949)	—	—
RBC Capital Markets LLC	19,303,540	(19,303,540)	—	—
Scotia Capital (USA), Inc.	12,246,797	(12,246,797)	—	—
Toronto-Dominion Bank	22,951,141	(22,951,141)	—	—
UBS Securities LLC	2,581,127	(2,581,127)	—	—
Wells Fargo Bank N.A.	1,185,278	(1,185,278)	—	—
Wells Fargo Securities LLC	6,756,212	(6,756,212)	—	—
	$184,829,957	$(184,829,957)	$—	$—
Total Return
Barclays Bank PLC	$57,736	$(57,736)	$—	$—
Citigroup Global Markets, Inc.	1,270	(1,270)	—	—
J.P. Morgan Securities LLC	43,868	(43,868)	—	—
Morgan Stanley	17,393	(17,393)	—	—
	$120,267	$(120,267)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Notes to Financial Statements

Notes to Financial Statements  (continued)
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Floating Rate Loan	The Action Environmental Group Inc.	$3,000	$2,977	$—	$34
					$34
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk,  interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
• Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund's holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
• Interest rate  — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
• Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Total return swaps are entered into by the BlackRock Flexible Income ETF and BlackRock Total Return ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Notes to Financial Statements

Notes to Financial Statements  (continued)
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
BlackRock ETF	Investment Advisory Fees
AAA CLO	0.20%
Flexible Income	0.50
Floating Rate Loan	0.60
High Yield Muni Income Bond	0.45
Intermediate Muni Income Bond	0.40
Short-Term California Muni Bond	0.25
Total Return	0.40
Expense Waivers: For the BlackRock Flexible Income ETF, BlackRock High Yield Muni Income Bond ETF and BlackRock Intermediate Muni Income Bond ETF, BFA has contractually agreed to waive 0.10% of the management fee through June 30, 2025.  For the BlackRock Floating Rate Loan ETF and BlackRock Short-Term California Muni Bond ETF, BFA has contractually agreed to waive 0.05% of the management fee through June 30, 2026. For the BlackRock Total Return ETF, BFA has contractually agreed

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
to waive 0.02% of the management fee through June 30, 2026. Each agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
BlackRock ETF	Amounts Waived
Flexible Income	$1,493,828
Floating Rate Loan	15,178
High Yield Muni Income Bond	80,147
Intermediate Muni Income Bond	22,394
Short-Term California Muni Bond	10,832
Total Return	10,351
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2025. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2025. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
BlackRock ETF	Amounts Waived
AAA CLO	$2,010
Flexible Income	311,452
Floating Rate Loan	8,026
High Yield Muni Income Bond	10,477
Intermediate Muni Income Bond	1,159
Short-Term California Muni Bond	269
Total Return	3,445
Sub-Adviser:  BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to BlackRock Flexible Income ETF and BlackRock Total Return ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 8, 2024 (date of conversion for BlackRock Floating Rate Loan ETF, BlackRock High Yield Muni Income Bond ETF and BlackRock Intermediate Muni Income Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 22, 2024 (date of conversion for BlackRock AAA CLO ETF, BlackRock Flexible Income ETF, BlackRock Short-Term California Muni Bond ETF and BlackRock Total Return ETF), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the "SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Fixed-Income Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
BlackRock ETF	Amounts
Flexible Income	$114,538
Total Return	69
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
BlackRock ETF	Purchases	Sales	Net Realized Gain (Loss)
Short-Term California Muni Bond	$600,327	$—	$—
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
BlackRock ETF	Purchases	Sales	Purchases	Sales
AAA CLO	$—	$—	$396,869,295	$44,795,475
Flexible Income	2,223,359,592	1,805,765,294	4,549,529,135	1,348,735,490
Floating Rate Loan	—	—	36,005,225	9,901,970
High Yield Muni Income Bond	—	—	127,203,481	36,299,095
Intermediate Muni Income Bond	—	—	12,756,585	18,059,292
Short-Term California Muni Bond	—	—	41,103,251	28,895,000
Total Return	337,615,545	286,792,054	105,849,477	60,153,486
For the year ended July 31, 2024, purchases and sales related to mortgage dollar rolls were as follows:
BlackRock ETF	Purchases	Sales
Flexible Income	$1,137,591,595	$1,137,201,570
Total Return	89,751,296	89,706,620
There were no in-kind transactions for the year ended July 31, 2024.
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to undistributed capital gains were reclassified to the following accounts:
BlackRock ETF	Paid-in Capital	Accumulated Earnings (Loss)
AAA CLO	$31,316	$ (31,316)
Flexible Income	24,281	(24,281)
Floating Rate Loan	41,831	(41,831)
The tax character of distributions paid paid was as follows:
BlackRock ETF	Year Ended 07/31/24	Period Ended 07/31/23
AAA CLO
Ordinary income	$7,150,232	$854,891
Flexible Income
Ordinary income	$71,303,850	$443,000
Floating Rate Loan
Ordinary income	$2,451,492	$1,231,036

BlackRock ETF	Year Ended 07/31/24	Year Ended 07/31/23
High Yield Muni Income Bond
Tax-exempt income(a)	$3,310,187	$1,454,851
Ordinary income	116,159	34,099
	$3,426,346	$1,488,950
Intermediate Muni Income Bond
Tax-exempt income(a)	$800,792	$932,503
Ordinary income	13,350	14,305
	$814,142	$946,808

BlackRock ETF	Year Ended 07/31/24	Period Ended 07/31/23
Short-Term California Muni Bond
Tax-exempt income(a)	$626,048	$—
Ordinary income	34	—
	$626,082	$—

BlackRock ETF	Period Ended 07/31/24
Total Return
Ordinary income	$2,137,537

(a)	The Funds designate these amounts paid during the fiscal year ended July 31, 2024, as exempt-interest dividends.
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
BlackRock ETF	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
AAA CLO	$2,087,316	$—	$105,777	$—	$429,292	$2,622,385
Flexible Income	31,512,220	—	—	(690,833)	16,018,784	46,840,171
Floating Rate Loan	352,274	—	152,341	—	114,363	618,978
High Yield Muni Income Bond	—	502,349	—	(3,044,082)	3,276,350	734,617
Intermediate Muni Income Bond	—	61,801	—	(983,166)	137,921	(783,444)
Short-Term California Muni Bond	—	80,347	—	(585)	74,346	154,108
Total Return	755,554	—	193,784	—	676,183	1,625,521
Notes to Financial Statements

Notes to Financial Statements  (continued)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, futures contracts and options contracts, the accounting for swap agreements, the amortization methods for premiums and discounts on fixed income securities, the classification of investments, the TBA transactions and the tax deferral of losses on straddles.

As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BlackRock ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AAA CLO	$401,356,764	$708,391	$(279,099)	$429,292
Flexible Income	4,257,024,666	59,607,952	(42,272,702)	17,335,250
Floating Rate Loan	53,784,717	507,859	(393,530)	114,329
High Yield Muni Income Bond	155,696,939	4,378,158	(1,101,808)	3,276,350
Intermediate Muni Income Bond	21,874,930	384,010	(246,089)	137,921
Short-Term California Muni Bond	33,420,865	83,210	(8,864)	74,346
Total Return	106,409,676	1,128,634	(407,688)	720,946
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. With respect to Floating Rate Loan, of the aggregate $2.40 billion commitment amount, $650 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but Floating Rate Loan can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum . The agreement expires in April 2025 unless extended or renewed.  Floating Rate Loan paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2024, the Funds did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Transactions in capital shares were as follows:
	Year Ended 07/31/24		Period Ended 07/31/23
BlackRock ETF	Shares	Amount	Shares	Amount
AAA CLO(a)
Shares sold	6,900,000	$356,622,248	800,000	$40,295,108
Flexible Income(b)
Shares sold	66,200,000	$3,447,729,076	2,550,000	$128,418,816
Floating Rate Loan(c)
Shares sold	550,000	$28,851,284	400,000	$20,299,205

	Year Ended 07/31/24		Year Ended 07/31/23
BlackRock ETF	Shares	Amount	Shares	Amount
High Yield Muni Income Bond
Shares sold	5,000,000	$110,419,636	1,600,000	$34,490,784
Shares redeemed	(1,300,000)	(27,349,427)	—	—
	3,700,000	$83,070,209	1,600,000	$34,490,784
Intermediate Muni Income Bond
Shares sold	300,000	$7,076,535	800,000	$18,308,144
Shares redeemed	(500,000)	(11,765,830)	(1,100,000)	(26,016,876)
	(200,000)	$(4,689,295)	(300,000)	$(7,708,732)

	Year Ended 07/31/24		Period Ended 07/31/23
BlackRock ETF	Shares	Amount	Shares	Amount
Short-Term California Muni Bond(d)
Shares sold	300,000	$15,004,707	350,000	$17,508,750

	Period Ended 07/31/24
BlackRock ETF	Shares	Amount
Total Return(e)
Shares sold	1,800,000	$90,284,094

(a)	The Fund commenced operations on January 10, 2023.
(b)	The Fund commenced operations on May 19, 2023.
(c)	The Fund commenced operations on October 4, 2022.
(d)	The Fund commenced operations on July 11, 2023.
(e)	The Fund commenced operations on December 12, 2023.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator or BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, each Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
As of July 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
BlackRock ETF	Shares
BlackRock Total Return ETF	1,000,000
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
BlackRock ETF Trust II and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seven of the funds constituting BlackRock ETF Trust II, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
BlackRock AAA CLO ETF(1)
BlackRock Flexible Income ETF(2)
BlackRock Floating Rate Loan ETF(3)
BlackRock High Yield Muni Income Bond ETF(4)
BlackRock Intermediate Muni Income Bond ETF(4)
BlackRock Short-Term California Muni Bond ETF(5)
BlackRock Total Return ETF(6)
(1) Statement of operations for the year ended July 31, 2024 and statement of changes in net assets for the year ended July 31, 2024 and the period January 10, 2023 (commencement of operations) to July 31, 2023.
(2) Statement of operations for the year ended July 31, 2024 and statement of changes in net assets for the year ended July 31, 2024 and the period May 19, 2023 (commencement of operations) to July 31, 2023.
(3) Statement of operations for the year ended July 31, 2024 and statement of changes in net assets for the year ended July 31, 2024 and the period October 4, 2022 (commencement of operations) to July 31, 2023.
(4) Statement of operations for the year ended July 31, 2024 and statement of changes in net assets for each of the two years in the period ended July 31, 2024.
(5) Statement of operations for the year ended July 31, 2024 and statement of changes in net assets for the year ended July 31, 2024 and the period July 11, 2023 (commencement of operations) to July 31, 2023.
(6) Statement of operations and statement of changes in net assets for the period December 12, 2023 (commencement of operations) to July 31, 2024.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.

2024 BlackRock Annual Financial Statements

Important Tax Information (unaudited)
For California income tax purposes, the BlackRock Short-Term California Muni Bond ETF designates 99.99% of its distributions paid from net investment income during the fiscal year ended July 31, 2024 as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2024:
BlackRock ETF	Foreign Source Income Earned
AAA CLO	$8,964,861
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July 31, 2024:
iShares ETF	Federal Obligation Interest
AAA CLO	$18,164
Flexible Income	111,628
Floating Rate Loan	22,083
Total Return	664,086
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2024:
iShares ETF	Interest Dividends
AAA CLO	$9,034,739
Flexible Income	87,068,222
Floating Rate Loan	2,633,182
High Yield Muni Income Bond	116,159
Intermediate Muni Income Bond	13,350
Short-Term California Muni Bond	34
Total Return	2,525,700
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2024:
iShares ETF	Interest-Related Dividends
AAA CLO	$209,503
Flexible Income	40,079,532
Floating Rate Loan	2,374,941
High Yield Muni Income Bond	116,159
Intermediate Muni Income Bond	13,350
Short-Term California Muni Bond	34
Total Return	2,173,620
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at blackrock.com.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each independent trustee for services to the Funds from BFA's investment management fees.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions
Fund and Service Providers
Investment Adviser	Distributor
BlackRock Fund Advisors San Francisco, CA 94105	BlackRock Investments, LLC(a) New York, NY 10001
BlackRock Investments, LLC(b) Princeton, NJ 08540
Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	PricewaterhouseCoopers LLP Philadelphia, Pennsylvania 19103
Legal Counsel
BlackRock (Singapore) Limited 079912 Singapore	Willkie Farr & Gallagher LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
(a) For BINC, CALY and BRTR.
(b) For CLOA, BRLN, HYMU and INMU.

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreements”) between the Trust, on behalf of BlackRock AAA CLO ETF (“CLOA”), BlackRock Flexible Income ETF (“BINC”), BlackRock Floating Rate Loan ETF (“BRLN”), BlackRock High Yield Muni Income Bond ETF (“HYMU”), BlackRock Intermediate Muni Income Bond ETF (“INMU”) and BlackRock Short-Term California Muni Bond ETF (“CALY”) (collectively, the “Funds” and each, a “Fund”), and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to BINC and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to BINC. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
 A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to BINC facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit BINC and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the since inception period reported, CLOA ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for CLOA, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the since inception period reported, BINC ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for BINC, and that BlackRock has explained its rationale for this belief to the Board.

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
The Board noted that for the since inception period reported, BRLN ranked in the second quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for BRLN, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-year and since inception periods reported, HYMU ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for HYMU, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year and since inception periods reported, INMU ranked in the second and first quartiles, respectively against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for INMU, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the since inception period reported, CALY ranked in the third quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for CALY, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed CALY’s underperformance relative to its Morningstar Category during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that CLOA’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to CLOA’s Expense Peers.
The Board noted that BINC’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to BINC’s Expense Peers. The Board further noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by BINC.
The Board noted that BRLN’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to BRLN’s Expense Peers. The Board further noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by BRLN.
The Board noted that HYMU’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to HYMU’s Expense Peers. The Board further noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by HYMU.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
The Board noted that INMU’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to INMU’s Expense Peers. The Board further noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by INMU.
The Board noted that CALY’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to CALY’s Expense Peers. The Board further noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by CALY.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to BINC, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COP	Certificates of Participation
CPI	Consumer Price Index
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day
Portfolio Abbreviation (continued)
NPFGC	National Public Finance Guarantee Corp.
NVS	Non-Voting Shares
PIK	Payment-in-kind
PILOT	Payment in Lieu of Taxes
PJSC	Public Joint Stock Company
PR	Prerefunded
RB	Revenue Bond
REIT	Real Estate Investment Trust
SIFMA	Securities Industry and Financial Markets Associations
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ST	Special Tax
STRIPS	Separate Trading of Registered Interest & Principal of Securities
TA	Tax Allocation
TBA	To-Be-Announced

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
Currency Abbreviation (continued)
SEK	Swedish Krona
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Glossary of Terms Used in this Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: September 23, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: September 23, 2024